                                 Filed with the Securities and Exchange Commission on April 26, 2002
Registration No. 333-68714                                                              Investment Company Act No. 811-5438
====================================================================================================================================

                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549

                                                              FORM N-4
                                      Registration Statement under The Securities Act of 1933
                                                   Post-Effective Amendment No. 1
                                                                and
                                  Registration Statement under The Investment Company Act of 1940
                                                          Amendment No. 1

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                   --------------------------------------------------------------
                                                       (CLASS 1 SUB-ACCOUNTS)
                                                       ----------------------
                                                     (Exact Name of Registrant)

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                            -------------------------------------------
                                                        (Name of Depositor)

                                          ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                          -----------------------------------------------
                                        (Address of Depositor's Principal Executive Offices)

                                                           (203) 926-1888
                                                           --------------
                                                   (Depositor's Telephone Number)

                                              KATHLEEN A. CHAPMAN, CORPORATE SECRETARY
                                          One Corporate Drive, Shelton, Connecticut 06484
                                          -----------------------------------------------
                                         (Name and Address of Agent for Service of Process)

                                                              Copy To:
                                                     SCOTT K. RICHARDSON, ESQ.
                                                           SENIOR COUNSEL
                                   One Corporate Drive, Shelton, Connecticut 06484 (203) 925-3830
                                   --------------------------------------------------------------

                                          Approximate Date of Proposed Sale to the Public:

                 MAY 1, 2002 or AS SOON AS PRACTICABLE FOLLOWING THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.
                           It is proposed that this filing become effective:  (check appropriate space)
                                    __ immediately upon filing pursuant to paragraph (b) of Rule 485
                                    X  on _May 1, 2002  pursuant to paragraph (b) of Rule 485                                                                             ------------
                                    __ 60 days after filing pursuant to paragraph (a) (i) of Rule 485
                                    __ on                       pursuant to paragraph (a) (i) of Rule 485
                                         ---------------------
                                    __ 75 days after filing pursuant to paragraph (a) (ii) of Rule 485
                                    __ on ______________pursuant to paragraph (a) (ii) of Rule 485
                           If appropriate, check the following box:
                                    __ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
====================================================================================================================================
                                  CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
------------------------------------------------------------------------------------------------------------------------------------
   American Skandia Life Assurance
    Corporation Annuity Contracts Indefinite*            Indefinite*                                        $
====================================================================================================================================
                                   *Pursuant to Rule 24f-2 of the Investment Company Act of 1940
Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940.  The Rule 24f-2 Notice for Registrant's fiscal year 2001 was filed within 90 days of the close of the fiscal year.
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Wells Apex

                                                                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                                        One Corporate Drive, Shelton, Connecticut 06484

This Prospectus  describes  StagecoachTM  ApexSM, a flexible premium deferred annuity (the "Annuity")  offered by American Skandia Life
Assurance  Corporation  ("American  Skandia",  "we",  "our" or "us")  exclusively  through  Wells Fargo Bank,  N.A.  The Annuity may be offered as an individual  annuity contract or as an interest in a group annuity.  This Prospectus  describes the important  features of the Annuity and what you should  consider  before  purchasing  the Annuity.  We have also filed a Statement of  Additional  Information that is available from us, without  charge,  upon your request.  The contents of the Statement of Additional  Information are described on page 55. The Annuity or certain of its  investment  options and/or  features may not be available in all states.  Various rights and benefits may differ  between states to meet  applicable  laws and/or  regulations.  Certain terms are  capitalized in this  Prospectus.
Those terms are either defined in the Glossary of Terms or in the context of the particular section.

=======================================================================================================================================
American  Skandia  offers  several  different  annuities  which your  investment  professional  may be authorized to offer to you. Each annuity has different  features and benefits that may be appropriate  for you based on your financial  situation,  your age and how you intend to use the annuity.  The different features and benefits include variations in death benefit  protection,  the ability to access your  annuity's  account  value and the  charges  that you will be subject  to if you choose to  surrender  the  annuity.  The fees and charges may also be different between each annuity.
=======================================================================================================================================

If you are purchasing the Annuity as a replacement  for existing  variable  annuity or variable life coverage,  you should consider any surrender or penalty  charges you may incur when replacing your existing  coverage and that this Annuity may be subject to a contingent deferred  sales charge if you elect to surrender  the Annuity or take a partial  withdrawal.  You should  consider  your need to access the Annuity's Account Value and whether the annuity's liquidity features will satisfy that need.

WHY WOULD I CHOOSE TO PURCHASE THIS ANNUITY?
This  Annuity is  frequently  used for  retirement  planning  because it allows you to  accumulate  retirement  savings and also offers annuity  payment  options when you are ready to begin  receiving  income.  The Annuity also offers one or more death  benefits that can protect  your  retirement  savings  if you die  during a period of  declining  markets.  It may be used as an  investment  vehicle  for
"qualified"  investments,  including  an IRA,  SEP-IRA,  Roth  IRA or Tax  Sheltered  Annuity  (or  403(b)).  It may also be used as an investment  vehicle for  "non-qualified"  investments.  The Annuity allows you to invest your money in a number of variable  investment options as well as in one or more fixed investment options.

When an Annuity is purchased as a  "non-qualified"  investment,  you generally are not taxed on any investment  gains the Annuity earns until you make a withdrawal or begin to receive annuity payments.  This feature,  referred to as  "tax-deferral",  can be beneficial to the growth of your  Account  Value  because  money that would  otherwise be needed to pay taxes on  investment  gains each year remains invested and can earn additional money.  However,  because the Annuity is designed for long-term  retirement savings, a 10% penalty tax may be applied on withdrawals  you make before you reach age 59 1/2.  Annuities  purchased as a  non-qualified  investment are not subject to the maximum  contribution  limits that may apply to a qualified  investment,  and are not subject to required minimum  distributions after age 701/2.

When an Annuity is purchased as a "qualified"  investment,  you should consider that the Annuity does not provide any tax advantages in addition to the  preferential  treatment  already  available  through your retirement plan under the Internal  Revenue Code. An Annuity may offer features and benefits in addition to providing tax deferral that other  investment  vehicles may not offer,  including  death benefit  protection for your  beneficiaries,  lifetime  income options,  and the ability to make transfers  between  numerous  variable investment  options  offered  under the  Annuity.  You should  consult  with your  investment  professional  as to whether  the overall benefits and costs of the Annuity are appropriate considering your overall financial plan.

These  annuities are NOT deposits or  obligations  of, or issued,  guaranteed or endorsed by, any bank  subsidiary of Wells Fargo Bank,
N.A. are NOT insured or guaranteed by the U.S.  government,  the Federal  Deposit  Insurance  Corporation  (FDIC),  the Federal Reserve
Board or any other agency.  An investment in this annuity involves investment risks, including possible loss of value.
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THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE  COMMISSION OR ANY STATE  SECURITIES  COMMISSION
NOR  HAS  THE  COMMISSION  OR ANY  STATE  SECURITIES  COMMISSION  PASSED  UPON  THE  ACCURACY  OR  ADEQUACY  OF  THIS  PROSPECTUS.  ANY
REPRESENTATION  TO THE CONTRARY IS A CRIMINAL  OFFENSE.  PLEASE READ THIS  PROSPECTUS  AND THE CURRENT  PROSPECTUS  FOR THE  UNDERLYING
MUTUAL FUNDS.  KEEP THEM FOR FUTURE REFERENCE.
---------------------------------------------------------------------------------------------------------------------------------------
                                             FOR FURTHER INFORMATION CALL 1-800-752-6342.
Prospectus Dated: May 1, 2002                                                 Statement of Additional Information Dated: May 1, 2002
WFVAPEXPROS- (05/2002)                                                                                                   WFVAPEXPROS

WHAT ARE SOME OF THE KEY FEATURES OF THIS ANNUITY?

|X|      This  Annuity is a "flexible  premium  deferred  annuity."  It is called  "flexible  premium"  because  you have  considerable flexibility in the timing and amount of premium  payments.  Generally,  investors "defer" receiving annuity payments until after an accumulation period.

|X|      This Annuity  offers both variable and fixed  investment  options.  If you allocate your Account Value to variable  investment options, the value of your Annuity will vary daily to reflect the investment  performance of the underlying  investment options.
       Fixed  investment  options of different  durations are offered that are guaranteed by us, but may have a Market Value Adjustment if you withdraw or transfer your Account Value before the Maturity Date.

|X|      The Annuity  features two distinct  periods - the accumulation  period and the payout period.  During the accumulation  period your Account Value is allocated to one or more investment options.  The variable investment options,  each a Class 1 Sub-account of American Skandia Life Assurance  Corporation  Variable Account B, invest in an underlying  mutual fund portfolio.  Currently, portfolios of the following  underlying  mutual funds are being offered:  Wells Fargo Variable  Trust,  American  Skandia Trust,
       Montgomery Variable Series and INVESCO Variable Investment Funds, Inc.

|X|      During the payout period,  commonly called  "annuitization,"  you can elect to receive annuity  payments (1) for life; (2) for life with a guaranteed  minimum number of payments;  (3) based on joint lives;  or (4) for a guaranteed  number of payments.  We currently make annuity payments available on a fixed or variable basis.

|X|      This  Annuity  offers a basic  Death  Benefit.  It also offers  optional  Death  Benefits  that  provide an enhanced  level of protection for your beneficiary(ies) for an additional charge.

|X|      Annuity Owners can purchase an optional life insurance  rider called Plus40(TM)which provides an income  tax-free life insurance benefit to the Owner's beneficiary(ies) equal to 40% of the Account Value of your Annuity.

|X|      You are  allowed to  withdraw a limited  amount of money from your  Annuity on an annual  basis  without  any  charges.  Other product  features  allow you to access your Account Value as necessary,  although a charge may apply.  After Annuity Year 4, you are allowed to make unlimited withdrawals from your Annuity without any charges.

|X|      Transfers  between  investment  options are tax-free.  Currently,  you may make twenty transfers each year free of charge.  We also offer several  programs that enable you to manage your Account Value as your  financial  needs and  investment  performance change.

HOW DO I PURCHASE THIS ANNUITY?
We sell the Annuity  through  licensed,  registered  investment  professionals.  You must complete an application  and submit a minimum initial  purchase  payment of  $10,000.  We may allow you to make a lower  initial  purchase  payment  provided  you  establish  a bank drafting program under which purchase  payments  received in the first Annuity Year total at least $10,000.  If the Annuity is owned by an  individual  or  individuals,  the oldest of those  persons  must be age 85 or under.  If the  Annuity  is owned by an  entity,  the annuitant must be age 85 or under.

   WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED

                                                           GLOSSARY OF TERMS

Many terms used  within this  Prospectus  are  described  within the text where they  appear.  The  description  of those terms are not repeated in this Glossary of Terms.

Account  Value:  The value of each  allocation to a Sub-account  or a Fixed  Allocation  prior to the Annuity Date,  plus any earnings, and/or less any losses,  distributions  and  charges.  The  Account  Value is  calculated  before we assess any  applicable  Contingent
Deferred Sales Charge  ("CDSC")  and/or any Annual  Maintenance  Fee. The Account Value is determined  separately for each  Sub-account and for each Fixed  Allocation,  and then totaled to determine  the Account  Value for your entire  Annuity.  The Account Value of each
Fixed Allocation on other than its Maturity Date may be calculated using a market value adjustment.

Annuitization:  The  application of Account Value to one of the available  annuity  options to begin  receiving  periodic  payments for life, for a guaranteed minimum number of payments or for life with a guaranteed minimum number of payments.

Annuity Date: The date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

Annuity Year: A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.

Code: The Internal Revenue Code of 1986, as amended from time to time.

Fixed  Allocation:  An  allocation of Account  Value that is to be credited a fixed rate of interest for a specified  Guarantee  Period during the accumulation period.

Guarantee Period: A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Allocation.

Interim  Value:  The value of a Fixed  Allocation on any date other than the Maturity  Date.  The Interim Value is equal to the initial value  allocated to the Fixed  Allocation  plus all  interest  credited to the Fixed  Allocation  as of the date  calculated,  less any transfers or withdrawals from the Fixed Allocation.

Issue Date: The effective date of your Annuity.

MVA: A market value  adjustment used in the  determination  of Account Value of each Fixed  Allocation on a day more than 30 days prior to the Maturity Date of such Fixed Allocation.

Owner:  With an Annuity  issued as an individual  annuity  contract,  the Owner is either an eligible  entity or person named as having ownership  rights in relation to the Annuity.  With an Annuity  issued as a  certificate  under a group annuity  contract,  the "Owner"
refers to the person or entity who has the rights and benefits designated as to the "Participant" in the certificate.

Surrender  Value:  The value of your Annuity  available upon surrender prior to the Annuity Date. It equals the Account Value as of the date we price the surrender minus any applicable CDSC, Annual Maintenance Fee, Tax Charge and the charge for any optional benefits.

Unit:  A measure used to calculate your Account Value in a Sub-account during the accumulation period.

Valuation  Day:  Every day the New York Stock  Exchange is open for trading or any other day the  Securities  and  Exchange  Commission requires mutual funds or unit investment trusts to be valued.

SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees and expenses we charge for the Annuity.  Some  charges are  assessed  against your Annuity  while others are assessed against assets  allocated to the variable  investment  options.  The charges that are assessed against the Annuity include the Contingent  Deferred Sales Charge,  Annual Maintenance Fee, Transfer Fee, the Tax Charge and any charge for optional benefits.  The charge that is assessed against the variable  investment  options is the Insurance Charge,  which is the combination of a mortality and expense risk charge and a charge for  administration  of the  Annuity.  Each  underlying  mutual fund  portfolio  assesses a charge for investment  management,  other expenses and with some mutual funds, a 12b-1 charge.  The  prospectus  for each  underlying  mutual fund provides more detailed  information  about the expenses for the underlying  mutual funds. In certain  states,  a premium tax charge may be applicable.  All of these fees and expenses are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                       YOUR TRANSACTION EXPENSES
----------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------- -------------------------------------------------------------- --------------------------------
                                                               AMOUNT DEDUCTED/
---------------------------------------                      DESCRIPTION OF CHARGE                               WHEN DEDUCTED
              FEE/EXPENSE
---------------------------------------- -------------------------------------------------------------- --------------------------------
---------------------------------------- ------------ ------------ ------------ ------------ ---------- --------------------------------

                                            Yr. 1        Yr. 2        Yr. 3        Yr. 4      Yrs. 5+
Contingent Deferred Sales Charge                                                                               Upon Surrender or
                                                                                                              Partial Withdrawal

---------------------------------------- ------------ ------------ ------------ ------------ ---------- --------------------------------
---------------------------------------- ------------ ------------ ------------ ------------ ---------- --------------------------------

                                            8.5%         8.0%         7.0%         6.0%        0.0%
---------------------------------------- ------------ ------------ ------------ ------------ ---------- --------------------------------
---------------------------------------- -------------------------------------------------------------- --------------------------------
                                           The charge is a percentage of the Purchase Payments being
                                          withdrawn where the time period is measured from the Issue
                                                               Date of Annuity.
---------------------------------------- -------------------------------------------------------------- --------------------------------
---------------------------------------- -------------------------------------------------------------- --------------------------------
Annual Maintenance Fee                               Smaller of $35 or 2% of Account Value                 Annually on the Annuity's
                                            (Only applicable if Account Value is $100,000 or less)         anniversary date or upon
                                                                                                                   surrender
---------------------------------------- -------------------------------------------------------------- --------------------------------
----------------------------------------
Transfer Fee                                                        $10.00                               After the 20th transfer each
                                                                                                                 Annuity Year
---------------------------------------- -------------------------------------------------------------- --------------------------------
---------------------------------------- -------------------------------------------------------------- --------------------------------
Tax Charge                                Depends on the requirements of the applicable jurisdiction                Various

---------------------------------------- -------------------------------------------------------------- --------------------------------

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                                                  ANNUAL CHARGES OF THE SUB-ACCOUNTS
                                 (as a percentage of the average daily net assets of the Sub-accounts)
---------------------------------------- -------------------------------------------------------------- --------------------------------
Mortality & Expense Risk Charge
                                                                     1.25%
Administration Charge                                                                                                Daily
                                                                     0.15%
Total Annual Charges of the                                                                             Applies to Variable Investment
Sub-accounts*                                   1.40% per year of the value of each Sub-account                  Options only

---------------------------------------- -------------------------------------------------------------- --------------------------------
*  The combination of the Mortality and Expense Risk Charges and Administration Charge is referred to as the "Insurance Charge"
elsewhere in this Prospectus.

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                                                           OPTIONAL BENEFITS
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------- --------------------------------
GUARANTEED RETURN OPTION
We offer a program  that  guarantees a "return of premium" at a future  date,  while  allowing you to       0.25% of Account Value
allocate all or a portion of your Account Value to the  Sub-accounts of your choice.  Please refer to
the discussion of the Guaranteed Return Option for a description of restrictions under the program.        (Amounts are deducted in
                                                                                                          arrears each Annuity Year)
------------------------------------------------------------------------------------------------------- --------------------------------
------------------------------------------------------------------------------------------------------- --------------------------------
ENHANCED BENEFICIARY PROTECTION DEATH BENEFIT
We  offer an  Optional  Death  Benefit  that  provides  an  enhanced  level  of  protection  for your       0.25% of Account Value
beneficiary(ies)  by providing  additional amounts that can be used to offset federal and state taxes
payable on any taxable gains in your Annuity at the time of your death.                                    (Amounts are deducted in
                                                                                                          arrears each Annuity Year)
------------------------------------------------------------------------------------------------------- --------------------------------
------------------------------------------------------------------------------------------------------- --------------------------------
GUARANTEED MINIMUM DEATH BENEFIT
We  offer an  Optional  Death  Benefit  that  provides  an  enhanced  level  of  protection  for your     0.30% of the current Death
beneficiary(ies)  by providing the greater of the current  Account Value,  a 5.0% annual  increase on               Benefit
Purchase Payments minus proportional withdrawals or the Highest Anniversary Value.                         (Amounts are deducted in
                                                                                                          arrears each Annuity Year)
------------------------------------------------------------------------------------------------------- --------------------------------
----------------------------------------------------------------------------------------------------------------------------------------

 Please refer to the section entitled "Death Benefit" for a complete discussion of the optional Death Benefits, including restrictions on the age of the Owner/ Annuitant and limits on the amount payable.
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                                                     OPTIONAL LIFE INSURANCE RIDER
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------- --------------------------------
Plus40(TM)OPTIONAL LIFE INSURANCE RIDER                                                                   The current charge is based on
We offer an income tax-free life insurance  benefit for your  Beneficiary(ies)  that may be useful in     age and is a percentage of
offsetting  federal and state taxes  payable on any taxable gains in your Annuity at the time of your    your Account Value as of the
death.  Please refer to the Appendix for a detailed description of this Rider.                           anniversary of the Issue Date
                                                                                                          of your Annuity. The charge
                                                                                                          ranges from .80% for Owners
                                                                                                           age 40 - 75 to 10.50% for
                                                                                                          Owners age 95. Please refer
                                                                                                        to the Appendix for a complete
                                                                                                          description of the charge.
------------------------------------------------------------------------------------------------------- --------------------------------

----------------------------------------------------------------------------------------------------------------------------------------
                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------

The following are the investment  management fees, other expenses,  12b-1 fees (if applicable),  and the total annual expenses for each underlying  mutual  fund  ("Portfolio")  as of  December  31,  2001,  except as noted.  Each  figure is stated as a  percentage  of the underlying  Portfolio's  average daily net assets. For certain of the underlying  Portfolios,  a portion of the management fee is being waived and/or other  expenses are being  partially  reimbursed.  "N/A"  indicates  that no portion of the  management  fee and/or other expenses is being waived and/or  reimbursed.  The "Net Annual Portfolio  Operating  Expenses" reflect the combination of the underlying
Portfolio's  investment  management  fee,  other expenses and any 12b-1 fees,  net of any fee waivers and expense  reimbursements.  The following  expenses are deducted by the underlying  Portfolio  before it provides  American Skandia with the daily net asset value. Any footnotes  about  expenses  appear after the list of all the  Portfolios.  The  underlying  Portfolio  information  was provided by the underlying  mutual funds and has not been  independently  verified by us. See the prospectuses or statements of additional  information of the underlying  Portfolios for further details.  The current  prospectus and statement of additional  information for the underlying
Portfolios can be obtained by calling 1-800-680-8920.

-------------------------------------------------- --------------- ------------ ------------- -------------- ------------ -------------
                                                     Management     Other        12b-1        Total Annual    Fee         Net
                                                        Fees        Expenses       Fees         Portfolio    Waivers      Annual
              UNDERLYING PORTFOLIO                                                              Operating    and          Portfolio
                                                                                                Expenses     Expense      Operating
                                                                                                             Reimbursement Expenses
-------------------------------------------------- --------------- ------------ ------------- -------------- ------------ -------------
Wells Fargo Variable Trust:
  International Equity                                 0.75%         2.40%         0.25%         3.40%         2.40%         1.00%
  Small Cap Growth                                     0.75%         0.32%         0.25%         1.32%         0.12%         1.20%
  Growth                                               0.55%         0.47%         0.25%         1.27%         0.27%         1.00%
  Large Company Growth                                 0.55%         0.21%         0.25%         1.01%         0.01%         1.00%
  Equity Value                                         0.55%         0.36%         0.25%         1.16%         0.16%         1.00%
  Equity Income                                        0.55%         0.43%         0.25%         1.23%         0.23%         1.00%
  Asset Allocation                                     0.55%         0.24%         0.25%         1.04%         0.04%         1.00%
  Corporate Bond                                       0.45%         0.44%         0.25%         1.14%         0.24%         0.90%
  Money Market                                         0.40%         0.33%         0.25%         0.98%         0.13%         0.85%

American Skandia Trust: 1
  AST American Century International Growth            1.00%         0.28%         0.00%         1.28%          N/A          1.28%
  AST PBHG Small-Cap Growth                            0.90%         0.23%         0.03%         1.16%          N/A          1.16%
  AST DeAM Small-Cap Growth                            0.95%         0.19%         0.03%         1.17%         0.01%         1.16%
  AST Goldman Sachs Small-Cap Value                    0.95%         0.16%         0.07%         1.18%          N/A          1.18%
  AST Gabelli Small-Cap Value                          0.90%         0.18%         0.00%         1.08%          N/A          1.08%
  AST Janus Mid-Cap Growth                             1.00%         0.26%         0.08%         1.34%          N/A          1.34%
  AST Neuberger Berman Mid-Cap Growth                  0.90%         0.18%         0.04%         1.12%          N/A          1.12%
  AST Neuberger Berman Mid-Cap Value                   0.90%         0.16%         0.16%         1.22%          N/A          1.22%
  AST Alger All-Cap Growth                             0.95%         0.16%         0.09%         1.20%          N/A          1.20%
  AST MFS Growth                                       0.90%         0.17%         0.04%         1.11%          N/A          1.11%
  AST Marsico Capital Growth                           0.90%         0.16%         0.02%         1.08%         0.02%         1.06%
  AST JanCap Growth                                    0.90%         0.14%         0.03%         1.07%         0.03%         1.04%
  AST Cohen & Steers Realty                            1.00%         0.19%         0.02%         1.21%          N/A          1.21%
  AST American Century Income & Growth                 0.75%         0.19%         0.00%         0.94%          N/A          0.94%
  AST INVESCO Equity Income                            0.75%         0.16%         0.01%         0.92%         0.01%         0.91%
  AST PIMCO Total Return Bond                          0.65%         0.16%         0.00%         0.81%         0.02%         0.79%
  AST PIMCO Limited Maturity Bond                      0.65%         0.18%         0.00%         0.83%          N/A          0.83%

Montgomery Variable Series:
  Emerging Markets                                     1.25%         0.42%           N/A          1.67%         N/A          1.67%

INVESCO Variable Investment Funds, Inc.:
  Technology                                            0.75%        0.32%           N/A          1.07%          N/A          1.07%
  Health Sciences                                       0.75%        0.31%           N/A          1.06%          N/A          1.06%
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1        The  Investment  Manager of  American  Skandia  Trust (the  "Trust")  has agreed to  reimburse  and/or  waive fees for certain
     Portfolios until at least April 30, 2003. The caption "Total Annual Portfolio  Operating  Expenses"  reflects the Portfolios' fees and expenses before such waivers and  reimbursements,  while the caption "Net Annual Portfolio  Operating  Expenses"  reflects the effect of such waivers and  reimbursements.  The Trust adopted a Distribution Plan (the  "Distribution  Plan") under Rule 12b-1 of the Investment Company Act of 1940 to permit an affiliate of the Trust's  Investment  Manager to receive brokerage  commissions in connection  with purchases and sales of securities  held by Portfolios of the Trust,  and to use these  commissions to promote the sale of shares of such  Portfolios.  While the  brokerage  commission  rates and amounts  paid by the various  Portfolios  are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange  Commission takes the position that commission amounts received under the Distribution Plan should be reflected as distribution  expenses of the Portfolios.  The
     Distribution Fee estimates are derived and annualized from data regarding  commission amounts directed under the Distribution Plan for the fiscal year ended December 31, 2001.  Although there are no maximum amounts allowable,  actual commission amounts directed under the  Distribution  Plan will vary and the amounts  directed  during the last full fiscal year of the Plan's  operations  may differ from the amounts listed in the above chart.

EXPENSE EXAMPLES
These  examples  are  designed to assist you in  understanding  the various  costs and  expenses  you will incur with the Annuity  over certain periods of time based on specific  assumptions.  The examples reflect the Insurance Charge,  Contingent  Deferred Sales Charges
(when  applicable),  the Annual Maintenance Fee (when applicable),  the charges deducted by the underlying  Portfolios,  as well as the charges for the optional  benefits that are offered under the Annuity.  The Securities and Exchange  Commission  ("SEC") requires these examples.

Below are examples  showing what you would pay in expenses at the end of the stated time periods for each  Sub-account had you invested
$1,000 in the Annuity and received a 5% annual return on assets.

The  examples  shown  assume  that:  (a) you only  allocate  Account  Value to the  Sub-accounts,  not to a Fixed  Allocation;  (b) the
Insurance  Charge is assessed as 1.40% per year;  (c) the Annual  Maintenance  Fee (when  applicable)  is reflected  as an  asset-based charge based on an assumed  average  contract size; (d) you make no withdrawals of Account Value during the period shown;  (e) you make no transfers,  withdrawals,  surrender or other  transactions  for which we charge a fee for during the period shown; (f) no tax charge applies;  (g) the expenses for the underlying  Portfolios reflect the continued waiver of fees or reimbursement of expenses  throughout each period shown (refer to the "Net Annual Portfolio  Operating  Expenses," in the section entitled  "Underlying Mutual Fund Portfolio
Annual  Expenses");  and (h) the charges for the optional  benefits are reflected as charges equal to 0.25% for the  Guaranteed  Return
Option,  0.25% for the  Enhanced  Beneficiary  Protection  and 0.30% for the  Guaranteed  Minimum  Death  Benefit.  The charges for the optional benefits are deducted on an annual basis in arrears.  Amounts shown in the examples are rounded to the nearest dollar.

Expense Examples are provided as follows:  1.) for the basic Annuity contract without any optional benefits;  2.) for the basic Annuity contract  assuming that you elect one of the  following:  the  Guaranteed  Return Option,  the Enhanced  Beneficiary  Protection or the
Guaranteed  Minimum Death Benefit;  3.) for the basic Annuity  contract  assuming you elect both the  Guaranteed  Return Option and the
Enhanced  Beneficiary  Protection;  and 4.) for the basic Annuity contract assuming you elect both the Guaranteed Return Option and the
Guaranteed  Minimum Death Benefit.  You cannot  purchase the Enhanced  Beneficiary  Protection with any other optional death benefit or life insurance rider.  Unlike the annual charge for either the Guaranteed  Return Option or the Enhanced  Beneficiary  Protection,  the
annual charge for the Guaranteed Minimum Death Benefit is based on the Death Benefit and not the Account Value.

Expense Examples are not provided for the Plus40(TM)Optional Life Insurance Rider because it is supported by American  Skandia's  general account and is not subject to, or registered as a security  under,  either the Securities Act of 1933 or the Investment  Company Act of
1940 and because  Owners can pay the annual,  age-based  charge  through funds  outside of the Annuity.  If the Owner elects to pay the annual charge from the Annuity,  charges are deducted as a partial  withdrawal from the Annuity,  subject to applicable  taxes.  Please refer to the Appendix for a detailed description of this Rider.

THE EXAMPLES ARE  ILLUSTRATIVE  ONLY - THEY SHOULD NOT BE  CONSIDERED A  REPRESENTATION  OF PAST OR FUTURE  EXPENSES OF THE  UNDERLYING
MUTUAL FUNDS OR THEIR PORTFOLIOS - ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

If your Account Value is $100,000 or higher, so that the Annual Maintenance Fee does not apply.

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not    No Optional Benefits Elected       If you elect the Guaranteed      If you elect the Enhanced Death     If you elect the Guaranteed
surrender  your  Annuity  at the end of                                           Return Option (GRO)                   Benefit (EBP)              Minimum Death Benefit (GMDB)
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10       1        3       5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years    Year     Years   Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
WFVT International Equity                  25       76      129      275      27      83       142     300      27       83      142      300      28      85       146     311
WFVT Small Cap Growth                      27       82      140      296      29      89       152     320      29       89      152      320      30      91       156     331
WFVT Growth                                25       76      129      275      27      83       142     300      27       83      142      300      28      85       146     311
WFVT Large Company Growth                  25       76      129      275      27      83       142     300      27       83      142      300      28      85       146     311
WFVT Equity Value                          25       76      129      275      27      83       142     300      27       83      142      300      28      85       146     311
WFVT Equity Income                         25       76      129      275      27      83       142     300      27       83      142      300      28      85       146     311
WFVT Asset Allocation                      25       76      129      275      27      83       142     300      27       83      142      300      28      85       146     311
WFVT Corporate Bond                        24       73      124      265      26      80       137     290      26       80      137      290      27      82       141     301
WFVT Money Market                          23       71      122      260      26      79       134     286      26       79      134      286      26      81       138     295

AST American Century International         27       84      143      303      30      92       156     328      30       92      156      328      31      94       160     338
Growth
AST PBHG Small-Cap Growth                  26       80      137      291      29      88       150     317      29       88      150      317      29      90       153     325
AST DeAM Small-Cap Growth                  26       80      137      291      29      88       150     317      29       88      150      317      29      90       153     325
AST Goldman Sachs Small-Cap Value          26       81      138      293      29      89       151     318      29       89      151      318      30      91       155     329
AST Gabelli Small-Cap Value                25       78      133      283      28      86       146     308      28       86      146      308      29      88       150     319
AST Janus Mid-Cap Growth                   28       86      147      310      31      94       159     334      31       94      159      334      31      96       163     344
AST Neuberger Berman Mid-Cap Growth        26       79      135      287      28      87       148     311      28       87      148      311      29      89       152     323
AST Neuberger Berman Mid-Cap Value         27       82      140      297      29      90       153     321      29       90      153      321      30      92       157     333
AST Alger All-Cap Growth                   27       82      140      296      29      89       152     320      29       89      152      320      30      91       156     331
AST MFS Growth                             26       79      135      287      28      86       147     310      28       86      147      310      29      89       152     322
AST Marsico Capital Growth                 25       77      132      281      28      85       145     307      28       85      145      307      28      87       148     316
AST JanCap Growth                          25       77      132      280      28      85       144     304      28       85      144      304      28      87       148     315
AST Cohen & Steers Realty                  27       82      140      297      29      89       152     320      29       89      152      320      30      92       157     332
AST American Century Income & Growth       24       74      126      269      27      82       139     295      27       82      139      295      27      84       143     305
AST INVESCO Equity Income                  24       73      125      267      26      80       137     291      26       80      137      291      27      83       142     302
AST PIMCO Total Return Bond                22       69      118      254      25      77       132     280      25       77      132      280      26      79       135     290
AST PIMCO Limited Maturity Bond            23       70      120      257      25      78       133     283      25       78      133      283      26      80       137     293

MV Emerging Markets                        31       96      163      341      34      104      176     365      34       104     176      365      35      106      180     377

INVESCO VIF Technology                     25       78      133      282      28      85       145     307      28       85      145      307      28      87       149     317
INVESCO VIF Health Sciences                25       77      132      281      28      85       145     307      28       85      145      307      28      87       148     316
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not      If you elect EBP and GRO        If you elect the GMDB and GRO
surrender  your  Annuity  at the end of
the applicable period or you annuitize
---------------------------------------- ---------------------------------- ---------------------------------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
WFVT International Equity                  30       91      155      325      30      93       158     335
WFVT Small Cap Growth                      32       97      164      344      32      99       168     354
WFVT Growth                                30       91      155      325      30      93       158     335
WFVT Large Company Growth                  30       91      155      325      30      93       158     335
WFVT Equity Value                          30       91      155      325      30      93       158     335
WFVT Equity Income                         30       91      155      325      30      93       158     335
WFVT Asset Allocation                      30       91      155      325      30      93       158     335
WFVT Corporate Bond                        29       88      150      316      29      90       153     325
WFVT Money Market                          28       86      147      310      29      88       151     321

AST American Century International         33      100      169      352      33      101      172     361
Growth
AST PBHG Small-Cap Growth                  31       95      162      340      32      98       167     351
AST DeAM Small-Cap Growth                  31       95      162      340      32      98       167     351
AST Goldman Sachs Small-Cap Value          32       97      164      342      32      98       167     353
AST Gabelli Small-Cap Value                31       94      159      333      31      95       162     343
AST Janus Mid-Cap Growth                   33      101      171      357      34      103      175     367
AST Neuberger Berman Mid-Cap Growth        31       95      161      336      32      97       165     347
AST Neuberger Berman Mid-Cap Value         32       98      166      346      33      100      170     357
AST Alger All-Cap Growth                   32       97      164      344      32      99       168     354
AST MFS Growth                             31       94      160      335      31      96       163     345
AST Marsico Capital Growth                 30       92      157      330      31      95       162     341
AST JanCap Growth                          30       92      156      328      31      94       160     339
AST Cohen & Steers Realty                  32       97      165      345      32      99       168     355
AST American Century Income & Growth       29       89      152      319      30      91       156     330
AST INVESCO Equity Income                  29       88      150      317      29      90       153     326
AST PIMCO Total Return Bond                28       85      144      304      28      87       148     315
AST PIMCO Limited Maturity Bond            28       86      146      308      29      88       150     319

MV Emerging Markets                        37      111      187      386      37      113      191     398

INVESCO VIF Technology                     30       93      158      331      31      95       162     342
INVESCO VIF Health Sciences                30       92      157      330      31      95       162     341
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

---------------------------------------- --------------------------------- ---------------------------------- --------------------------------- ----------------------------------
These  Examples  assume  you  surrender    No Optional Benefits Elected       If you elect the Guaranteed     If you elect the Enhanced Death      If you elect the Guaranteed
your   Annuity   at  the   end  of  the                                           Return Option (GRO)                  Benefit (EBP)              Minimum Death Benefit (GMDB)
applicable period
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10       1        3       5       10       1        3        5       10
                                          Year    Years    Years   Years    Year     Years    Years   Years    Year     Years   Years   Years    Year     Years    Years   Years
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
WFVT International Equity                  110     146      129     275      112      153      142     300      112      153     142     300      113      155      146     311
WFVT Small Cap Growth                      112     152      140     296      114      159      152     320      114      159     152     320      115      161      156     331
WFVT Growth                                110     146      129     275      112      153      142     300      112      153     142     300      113      155      146     311
WFVT Large Company Growth                  110     146      129     275      112      153      142     300      112      153     142     300      113      155      146     311
WFVT Equity Value                          110     146      129     275      112      153      142     300      112      153     142     300      113      155      146     311
WFVT Equity Income                         110     146      129     275      112      153      142     300      112      153     142     300      113      155      146     311
WFVT Asset Allocation                      110     146      129     275      112      153      142     300      112      153     142     300      113      155      146     311
WFVT Corporate Bond                        109     143      124     265      111      150      137     290      111      150     137     290      112      152      141     301
WFVT Money Market                          108     141      122     260      111      149      134     286      111      149     134     286      111      151      138     295

AST American Century International         112     154      143     303      115      162      156     328      115      162     156     328      116      164      160     338
Growth
AST PBHG Small-Cap Growth                  111     150      137     291      114      158      150     317      114      158     150     317      114      160      153     325
AST DeAM Small-Cap Growth                  111     150      137     291      114      158      150     317      114      158     150     317      114      160      153     325
AST Goldman Sachs Small-Cap Value          111     151      138     293      114      159      151     318      114      159     151     318      115      161      155     329
AST Gabelli Small-Cap Value                110     148      133     283      113      156      146     308      113      156     146     308      114      158      150     319
AST Janus Mid-Cap Growth                   113     156      147     310      116      164      159     334      116      164     159     334      116      166      163     344
AST Neuberger Berman Mid-Cap Growth        111     149      135     287      113      157      148     311      113      157     148     311      114      159      152     323
AST Neuberger Berman Mid-Cap Value         112     152      140     297      114      160      153     321      114      160     153     321      115      162      157     333
AST Alger All-Cap Growth                   112     152      140     296      114      159      152     320      114      159     152     320      115      161      156     331
AST MFS Growth                             111     149      135     287      113      156      147     310      113      156     147     310      114      159      152     322
AST Marsico Capital Growth                 110     147      132     281      113      155      145     307      113      155     145     307      113      157      148     316
AST JanCap Growth                          110     147      132     280      113      155      144     304      113      155     144     304      113      157      148     315
AST Cohen & Steers Realty                  112     152      140     297      114      159      152     320      114      159     152     320      115      162      157     332
AST American Century Income & Growth       109     144      126     269      112      152      139     295      112      152     139     295      112      154      143     305
AST INVESCO Equity Income                  109     143      125     267      111      150      137     291      111      150     137     291      112      153      142     302
AST PIMCO Total Return Bond                107     139      118     254      110      147      132     280      110      147     132     280      111      149      135     290
AST PIMCO Limited Maturity Bond            108     140      120     257      110      148      133     283      110      148     133     283      111      150      137     293

MV Emerging Markets                        116     166      163     341      119      174      176     365      119      174     176     365      120      176      180     377

INVESCO VIF Technology                     110     148      133     282      113      155      145     307      113      155     145     307      113      157      149     317
INVESCO VIF Health Sciences                110     147      132     281      113      155      145     307      113      155     145     307      113      157      148     316
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These  Examples  assume  you  surrender      If you elect EBP and GRO        If you elect the GMDB and GRO
your   Annuity   at  the   end  of  the
applicable period
---------------------------------------- ---------------------------------- ---------------------------------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------
WFVT International Equity                  115     161      155      325     115      163      158     335
WFVT Small Cap Growth                      117     167      164      344     117      169      168     354
WFVT Growth                                115     161      155      325     115      163      158     335
WFVT Large Company Growth                  115     161      155      325     115      163      158     335
WFVT Equity Value                          115     161      155      325     115      163      158     335
WFVT Equity Income                         115     161      155      325     115      163      158     335
WFVT Asset Allocation                      115     161      155      325     115      163      158     335
WFVT Corporate Bond                        114     158      150      316     114      160      153     325
WFVT Money Market                          113     156      147      310     114      158      151     321

AST American Century International         118     170      169      352     118      171      172     361
Growth
AST PBHG Small-Cap Growth                  116     165      162      340     117      168      167     351
AST DeAM Small-Cap Growth                  116     165      162      340     117      168      167     351
AST Goldman Sachs Small-Cap Value          117     167      164      342     117      168      167     353
AST Gabelli Small-Cap Value                116     164      159      333     116      165      162     343
AST Janus Mid-Cap Growth                   118     171      171      357     119      173      175     367
AST Neuberger Berman Mid-Cap Growth        116     165      161      336     117      167      165     347
AST Neuberger Berman Mid-Cap Value         117     168      166      346     118      170      170     357
AST Alger All-Cap Growth                   117     167      164      344     117      169      168     354
AST MFS Growth                             116     164      160      335     116      166      163     345
AST Marsico Capital Growth                 115     162      157      330     116      165      162     341
AST JanCap Growth                          115     162      156      328     116      164      160     339
AST Cohen & Steers Realty                  117     167      165      345     117      169      168     355
AST American Century Income & Growth       114     159      152      319     115      161      156     330
AST INVESCO Equity Income                  114     158      150      317     114      160      153     326
AST PIMCO Total Return Bond                113     155      144      304     113      157      148     315
AST PIMCO Limited Maturity Bond            113     156      146      308     114      158      150     319

MV Emerging Markets                        122     181      187      386     122      183      191     398

INVESCO VIF Technology                     115     163      158      331     116      165      162     342
INVESCO VIF Health Sciences                115     162      157      330     116      165      162     341
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

If your Account Value is less than $100,000, so that the Annual Maintenance Fee does apply.

---------------------------------------- --------------------------------- ---------------------------------- --------------------------------- ----------------------------------
These   Examples   assume  you  do  not    No Optional Benefits Elected       If you elect the Guaranteed     If you elect the Enhanced Death      If you elect the Guaranteed
surrender  your  Annuity  at the end of                                           Return Option (GRO)                  Benefit (EBP)              Minimum Death Benefit (GMDB)
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10       1        3       5       10       1        3        5       10
                                          Year    Years    Years   Years    Year     Years    Years   Years    Year     Years   Years   Years    Year     Years    Years   Years
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
WFVT International Equity                  26       79      134     284      28       86       147     310      28       86      147     310      29       88       151     320
WFVT Small Cap Growth                      28       85      144     304      30       92       157     329      30       92      157     329      31       94       161     339
WFVT Growth                                26       79      134     284      28       86       147     310      28       86      147     310      29       88       151     320
WFVT Large Company Growth                  26       79      134     284      28       86       147     310      28       86      147     310      29       88       151     320
WFVT Equity Value                          26       79      134     284      28       86       147     310      28       86      147     310      29       88       151     320
WFVT Equity Income                         26       79      134     284      28       86       147     310      28       86      147     310      29       88       151     320
WFVT Asset Allocation                      26       79      134     284      28       86       147     310      28       86      147     310      29       88       151     320
WFVT Corporate Bond                        25       76      129     274      27       83       142     300      27       83      142     300      28       85       146     310
WFVT Money Market                          24       74      127     270      27       82       139     294      27       82      139     294      27       84       143     305

AST American Century International         29       88      149     312      31       95       161     336      31       95      161     336      32       97       165     347
Growth
AST PBHG Small-Cap Growth                  27       83      142     300      30       91       155     325      30       91      155     325      30       93       158     335
AST DeAM Small-Cap Growth                  27       83      142     300      30       91       155     325      30       91      155     325      30       93       158     335
AST Goldman Sachs Small-Cap Value          27       84      143     301      30       92       156     328      30       92      156     328      31       94       160     338
AST Gabelli Small-Cap Value                26       81      138     293      29       89       151     318      29       89      151     318      30       91       155     328
AST Janus Mid-Cap Growth                   29       89      151     318      32       97       164     342      32       97      164     342      32       99       168     353
AST Neuberger Berman Mid-Cap Growth        27       82      140     297      29       90       153     321      29       90      153     321      30       92       157     332
AST Neuberger Berman Mid-Cap Value         28       85      145     307      30       93       158     331      30       93      158     331      31       95       162     341
AST Alger All-Cap Growth                   28       85      144     304      30       92       157     329      30       92      157     329      31       94       161     339
AST MFS Growth                             27       82      140     296      29       89       152     320      29       89      152     320      30       92       157     331
AST Marsico Capital Growth                 26       80      137     290      29       88       150     315      29       88      150     315      29       90       153     325
AST JanCap Growth                          26       80      136     288      29       88       149     314      29       88      149     314      29       90       153     324
AST Cohen & Steers Realty                  28       85      145     306      30       92       157     329      30       92      157     329      31       95       162     341
AST American Century Income & Growth       25       77      131     278      28       85       144     304      28       85      144     304      28       87       148     314
AST INVESCO Equity Income                  25       76      130     276      27       83       142     300      27       83      142     300      28       86       147     312
AST PIMCO Total Return Bond                23       72      123     263      26       80       136     288      26       80      136     288      27       82       140     299
AST PIMCO Limited Maturity Bond            24       73      125     267      26       81       138     293      26       81      138     293      27       83       142     303

MV Emerging Markets                        32       99      168     350      35       107      181     375      35       107     181     375      36       109      184     384

INVESCO VIF Technology                     26       81      138     291      29       88       150     316      29       88      150     316      29       90       154     326
INVESCO VIF Health Sciences                26       80      137     290      29       88       150     315      29       88      150     315      29       90       153     325
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not      If you elect EBP and GRO        If you elect the GMDB and GRO
surrender  your  Annuity  at the end of
the applicable period or you annuitize
---------------------------------------- ---------------------------------- ---------------------------------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
WFVT International Equity                  31       94      159      334      31      96       163     344
WFVT Small Cap Growth                      33      100      169      353      33      102      173     363
WFVT Growth                                31       94      159      334      31      96       163     344
WFVT Large Company Growth                  31       94      159      334      31      96       163     344
WFVT Equity Value                          31       94      159      334      31      96       163     344
WFVT Equity Income                         31       94      159      334      31      96       163     344
WFVT Asset Allocation                      31       94      159      334      31      96       163     344
WFVT Corporate Bond                        30       91      154      324      30      93       158     334
WFVT Money Market                          29       89      152      319      30      91       156     330

AST American Century International         34      103      174      361      34      104      177     370
Growth
AST PBHG Small-Cap Growth                  32       98      167      349      33      101      172     360
AST DeAM Small-Cap Growth                  32       98      167      349      33      101      172     360
AST Goldman Sachs Small-Cap Value          33      100      169      351      33      101      172     361
AST Gabelli Small-Cap Value                32       97      164      342      32      98       167     351
AST Janus Mid-Cap Growth                   34      104      176      365      35      106      180     377
AST Neuberger Berman Mid-Cap Growth        32       98      166      346      33      100      170     357
AST Neuberger Berman Mid-Cap Value         33      101      171      355      34      103      174     365
AST Alger All-Cap Growth                   33      100      169      353      33      102      173     363
AST MFS Growth                             32       97      165      344      32      99       168     354
AST Marsico Capital Growth                 31       95      162      339      32      98       167     350
AST JanCap Growth                          31       95      161      337      32      97       165     348
AST Cohen & Steers Realty                  33      100      169      353      33      102      173     364
AST American Century Income & Growth       30       92      156      328      31      94       160     338
AST INVESCO Equity Income                  30       91      155      325      30      93       158     335
AST PIMCO Total Return Bond                29       88      149      314      29      90       153     324
AST PIMCO Limited Maturity Bond            29       89      151      318      30      91       155     328

MV Emerging Markets                        38      114      192      396      38      116      196     406

INVESCO VIF Technology                     31       96      163      341      32      98       167     351
INVESCO VIF Health Sciences                31       95      162      339      32      98       167     350
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These  Examples  assume  you  surrender    No Optional Benefits Elected       If you elect the Guaranteed      If you elect the Enhanced Death     If you elect the Guaranteed
your   Annuity   at  the   end  of  the                                           Return Option (GRO)                   Benefit (EBP)              Minimum Death Benefit (GMDB)
applicable period
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10       1        3       5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years    Year     Years   Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
WFVT International Equity                  111     149      134      284     113      156      147     310      112      153     142      300     114      158      151     320
WFVT Small Cap Growth                      113     155      144      304     115      162      157     329      114      159     152      320     116      164      161     339
WFVT Growth                                111     149      134      284     113      156      147     310      112      153     142      300     114      158      151     320
WFVT Large Company Growth                  111     149      134      284     113      156      147     310      112      153     142      300     114      158      151     320
WFVT Equity Value                          111     149      134      284     113      156      147     310      112      153     142      300     114      158      151     320
WFVT Equity Income                         111     149      134      284     113      156      147     310      112      153     142      300     114      158      151     320
WFVT Asset Allocation                      111     149      134      284     113      156      147     310      112      153     142      300     114      158      151     320
WFVT Corporate Bond                        110     146      129      274     112      153      142     300      111      150     137      290     113      155      146     310
WFVT Money Market                          109     144      127      270     112      152      139     294      111      149     134      286     112      154      143     305

AST American Century International         114     158      149      312     116      165      161     336      115      162     156      328     117      167      165     347
Growth
AST PBHG Small-Cap Growth                  112     153      142      300     115      161      155     325      114      158     150      317     115      163      158     335
AST DeAM Small-Cap Growth                  112     153      142      300     115      161      155     325      114      158     150      317     115      163      158     335
AST Goldman Sachs Small-Cap Value          112     154      143      301     115      162      156     328      114      159     151      318     116      164      160     338
AST Gabelli Small-Cap Value                111     151      138      293     114      159      151     318      113      156     146      308     115      161      155     328
AST Janus Mid-Cap Growth                   114     159      151      318     117      167      164     342      116      164     159      334     117      169      168     353
AST Neuberger Berman Mid-Cap Growth        112     152      140      297     114      160      153     321      113      157     148      311     115      162      157     332
AST Neuberger Berman Mid-Cap Value         113     155      145      307     115      163      158     331      114      160     153      321     116      165      162     341
AST Alger All-Cap Growth                   113     155      144      304     115      162      157     329      114      159     152      320     116      164      161     339
AST MFS Growth                             112     152      140      296     114      159      152     320      113      156     147      310     115      162      157     331
AST Marsico Capital Growth                 111     150      137      290     114      158      150     315      113      155     145      307     114      160      153     325
AST JanCap Growth                          111     150      136      288     114      158      149     314      113      155     144      304     114      160      153     324
AST Cohen & Steers Realty                  113     155      145      306     115      162      157     329      114      159     152      320     116      165      162     341
AST American Century Income & Growth       110     147      131      278     113      155      144     304      112      152     139      295     113      157      148     314
AST INVESCO Equity Income                  110     146      130      276     112      153      142     300      111      150     137      291     113      156      147     312
AST PIMCO Total Return Bond                108     142      123      263     111      150      136     288      110      147     132      280     112      152      140     299
AST PIMCO Limited Maturity Bond            109     143      125      267     111      151      138     293      110      148     133      283     112      153      142     303

MV Emerging Markets                        117     169      168      350     120      177      181     375      119      174     176      365     121      179      184     384

INVESCO VIF Technology                     111     151      138      291     114      158      150     316      113      155     145      307     114      160      154     326
INVESCO VIF Health Sciences                111     150      137      290     114      158      150     315      113      155     145      307     114      160      153     325
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These  Examples  assume  you  surrender      If you elect EBP and GRO        If you elect the GMDB and GRO
your   Annuity   at  the   end  of  the
applicable period
---------------------------------------- ---------------------------------- ---------------------------------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
WFVT International Equity                  116     164      159      334     116      166      163     344
WFVT Small Cap Growth                      118     170      169      353     118      172      173     363
WFVT Growth                                116     164      159      334     116      166      163     344
WFVT Large Company Growth                  116     164      159      334     116      166      163     344
WFVT Equity Value                          116     164      159      334     116      166      163     344
WFVT Equity Income                         116     164      159      334     116      166      163     344
WFVT Asset Allocation                      116     164      159      334     116      166      163     344
WFVT Corporate Bond                        115     161      154      324     115      163      158     334
WFVT Money Market                          114     159      152      319     115      161      156     330

AST American Century International         119     173      174      361     119      174      177     370
Growth
AST PBHG Small-Cap Growth                  117     168      167      349     118      171      172     360
AST DeAM Small-Cap Growth                  117     168      167      349     118      171      172     360
AST Goldman Sachs Small-Cap Value          118     170      169      351     118      171      172     361
AST Gabelli Small-Cap Value                117     167      164      342     117      168      167     351
AST Janus Mid-Cap Growth                   119     174      176      365     120      176      180     377
AST Neuberger Berman Mid-Cap Growth        117     168      166      346     118      170      170     357
AST Neuberger Berman Mid-Cap Value         118     171      171      355     119      173      174     365
AST Alger All-Cap Growth                   118     170      169      353     118      172      173     363
AST MFS Growth                             117     167      165      344     117      169      168     354
AST Marsico Capital Growth                 116     165      162      339     117      168      167     350
AST JanCap Growth                          116     165      161      337     117      167      165     348
AST Cohen & Steers Realty                  118     170      169      353     118      172      173     364
AST American Century Income & Growth       115     162      156      328     116      164      160     338
AST INVESCO Equity Income                  115     161      155      325     115      163      158     335
AST PIMCO Total Return Bond                114     158      149      314     114      160      153     324
AST PIMCO Limited Maturity Bond            114     159      151      318     115      161      155     328

MV Emerging Markets                        123     184      192      396     123      186      196     406

INVESCO VIF Technology                     116     166      163      341     117      168      167     351
INVESCO VIF Health Sciences                116     165      162      339     117      168      167     350
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

Each variable investment option is a Class 1 Sub-account of American Skandia Life Assurance  Corporation  Variable Account B (see "What
are Separate Accounts" for more detailed  information.)  Each Sub-account  invests  exclusively in one Portfolio.  You should carefully read the prospectus for any Portfolio in which you are  interested.  The following  chart  classifies  each of the Portfolios  based on our  assessment  of their  investment  style (as of the date of this  Prospectus).  The  chart  also  provides  a  description  of each
Portfolio's  investment  objective (in italics) and a short,  summary  description  of their key policies to assist you in  determining which Portfolios may be of interest to you.  There is no guarantee that any underlying Portfolio will meet its investment objective.

The name of the  advisor/sub-advisor  for each Portfolio  appears next to the  description.  Those  Portfolios  whose name includes the prefix "AST" are  Portfolios of American  Skandia  Trust.  The  investment  manager for AST is American  Skandia  Investment  Services,
Incorporated,  an affiliated  company of American Skandia.  However,  a sub-advisor,  as noted below, is engaged to conduct  day-to-day investment decisions.

The Portfolios are not publicly traded mutual funds.  They are only available as investment  options in variable annuity  contracts and variable life insurance  policies issued by insurance  companies,  or in some cases, to  participants in certain  qualified  retirement plans.  However,  some of the  Portfolios  available as  Sub-accounts  under the Annuity are managed by the same  portfolio  advisor or sub-advisor  as a retail  mutual fund of the same or similar  name that the  Portfolio  may have been modeled  after at its  inception.
Certain  retail mutual funds may also have been modeled after a Portfolio.  While the  investment  objective and policies of the retail mutual funds and the Portfolios may be substantially  similar,  the actual  investments will differ to varying degrees.  Differences in the  performance  of the funds can be expected,  and in some cases could be  substantial.  You should not compare the  performance of a publicly  traded  mutual fund with the  performance  of any  similarly  named  Portfolio  offered as a  Sub-account.  Details about the investment  objectives,  policies,  risks,  costs and  management of the Portfolios  are found in the  prospectuses  for the underlying mutual  funds.  The current  prospectus  and statement of  additional  information  for the  underlying  Portfolios  can be obtained by calling 1-800-752-6342.

Please refer to Appendix B for certain required financial information related to the historical performance of the Sub-accounts.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      INTER-        WFVT International Equity: seeks total return, with an emphasis on capital  appreciation,  over    Wells Fargo Funds
                    the  long-term.  The Portfolio  pursues its  objective by investing  primarily in a diversified portfolio of equity  securities  of  companies  based in developed  non-U.S.  countries  and in emerging markets of the world. Under normal market  conditions,  the Portfolio invests at least
                    80% of its total  assets in equity  securities  of companies  located or operating  outside the
 NATIONAL EQUITY    U.S. and in a minimum of five  countries  exclusive of the U.S. The  Portfolio may invest up to     Management, LLC
                    50% of its total assets in any one country and up to 25% of total  assets in emerging  markets.
                    Generally,  the  Portfolio  invests in issuers  with an average  market  capitalization  of $10 billion  or  more,  although  it may  invest  in  equity  securities  of  issuers  with  market capitalization as low as $250 million.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP EQUITY   WFVT Small Cap  Growth:  seeks  long-term  capital  appreciation.  The  Portfolio  pursues  its    Wells Fargo Funds
                    objective by investing in a diversified  portfolio of common  stocks issued by companies  whose market  capitalization  falls with the range of the Russell 2000 Index.  The Portfolio  invests in common stocks of domestic and foreign  companies that the Investment  Advisor  believes have above-average  prospects  for capital  growth,  or that may be  involved  in new or  innovative
                    products,  services and processes.  Under normal market conditions, the Portfolio invests in an     Management, LLC
                    actively managed, broadly diversified portfolio of small-cap  growth-oriented common stocks and in at least 20 common stock issues spread across  multiple  industry  groups and sectors of the economy.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    WFVT Growth:  seeks  long-term  capital  appreciation.  The Portfolio  pursues its objective by investing  primarily in common  stocks and other  equity  securities  of companies  that have a strong earnings growth trend that the Investment Advisor believes have above-average  prospects
 LARGE CAP EQUITY   for future  growth.  Under normal  market  conditions,  the  Portfolio  invests at least 65% of    Wells Fargo Funds
                    total  assets in equity  securities,  including  common and  preferred  stocks  and  securities     Management, LLC
                    convertible  into common stocks.  The investment  strategy is focused on larger  capitalization stocks that fall within, but towards the higher end of, the range of the Russell 1000 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    WFVT Large Company Growth:  seeks long-term  capital  appreciation.  The Portfolio  pursues its objective by investing  primarily in common stocks of large,  high-quality  domestic  companies that the Investment  Advisor believes have superior growth  potential.  The Investment  Advisor
 LARGE CAP EQUITY   looks for companies  whose growth  potential is generally  unrecognized  or misperceived by the    Wells Fargo Funds
                    market.  The  Portfolio  may invest,  under  normal  market  conditions,  at least 80% of total     Management, LLC
                    assets in securities with market  capitalizations of $3 billion or more, and up to 20% of total assets in securities of foreign companies..
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP EQUITY   WFVT Equity Value:  seeks long-term capital  appreciation.  The Portfolio pursues its objective    Wells Fargo Funds
                    by investing in a  diversified  portfolio  composed  primarily of equity  securities  that have positive  appreciation  potential  and trade at low  valuation,  as measured  against the stock market as a whole or against the  individual  stock's own price  history.  Under normal  market conditions,  the  Portfolio  invests  primarily  in common  stocks  of large,  well-established
                    companies  with  market  capitalization  exceeding  $3  billion  or more and up to 25% of total     Management, LLC
                    assets in foreign  companies  through  ADRs and similar  investments.  The  Portfolio  may also invest in debt  instruments  that may be  converted  into the  common  stocks of both U.S.  and foreign companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     WFVT Equity Income:  seeks long-term capital  appreciation and  above-average  dividend income.    Wells Fargo Funds
                    The  Portfolio  pursues its  objective  primarily by  investing in the common  stocks of large, domestic companies with  above-average  return potential based on current market valuations and
                    above-average  dividend income. Under normal market conditions,  the Portfolio invests at least     Management, LLC
                    80% of its total assets in income producing  equity  securities and in issues of companies with market capitalizations of $3 billion or more.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
ASSET ALLOCA-TION   WFVT Asset  Allocation:  seeks  long-term total return,  consistent  with reasonable  risk. The      Wells Capital
                    Portfolio  pursues its objective by allocating and  reallocating its assets among common stocks and U.S.  Treasury Bonds.  The Investment  Advisor manages the allocation of investments in the
                    Portfolio  assuming a  "neutral"  target  allocation  of 60%  stocks  and 40% bonds.  The stock        Management
                    portion of the  Portfolio is invested to replicate the  weightings  of each company  comprising       Incorporated
                    the S&P 500 Index.  The bond  portion of the  Portfolio  is  invested to  replicate  the Lehman
                    Brothers 20+ Year Treasury Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         WFVT Corporate  Bond:  seeks a high level of current income,  consistent with reasonable  risk.    Wells Fargo Funds
                    The Portfolio  pursues its objective by actively  managing a diversified  portfolio  consisting primarily of corporate  debt  securities of any maturity.  Under normal market  conditions,  it expects to maintain a  dollar-weighted  average maturity for portfolio  securities of between 3
                    and 15 years.  The Portfolio may invest up to 35% of its total assets in debt  securities  that     Management, LLC
                    are below  investment  grade (junk  bonds).  The Portfolio  also may invest in U.S.  Government obligations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    WFVT Money Market:  seeks high current  income,  while  preserving  capital and liquidity.  The
                    Investment  Advisor  actively  manages a  portfolio  of U.S.  dollar-denominated  high-quality,    Wells Fargo Funds
   MONEY MARKET     short-term  money market  instruments.  They also make  certain  other  investments,  including     Management, LLC
                    repurchase agreements.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST American Century  International  Growth:  seeks capital growth.  The Portfolio will seek to     American Century
                    achieve its investment  objective by investing  primarily in equity securities of international companies  that the  Sub-advisor  believes  will  increase  in value  over time.  Under  normal conditions,  the  Portfolio  will  invest at least 65% of its  assets in equity  securities  of issuers from at least three  countries  outside of the United States.  The  Sub-advisor  uses a
      EQUITY        growth  investment  strategy it developed  that looks for  companies  with earnings and revenue        Investment
                    growth.  The  Sub-advisor  will  consider  a  number  of other  factors  in  making  investment     Management, Inc.
                    selections,  including the prospects for relative  economic  growth among countries or regions, economic and political  conditions,  expected inflation rates,  currency exchange  fluctuations and tax considerations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST PBHG  Small-Cap  Growth  (f/k/a AST Janus  Small-Cap  Growth):  seeks capital  growth.  The
                    Portfolio  pursues its objective by normally  investing at least 80% of its total assets in the
 SMALL CAP GROWTH   common stocks of  small-sized  companies,  whose market  capitalizations  are similar to market     Pilgrim Baxter &
                    capitalizations  of the  companies  in  the  Russell  2000(R)Index.  Following  the  change  in     Associates, Ltd.
                    sub-advisor, the AST PBHG Small-Cap Growth sub-account is now re-opened to all Contract Owners.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM  Small-Cap  Growth  (f/k/a AST Scudder  Small-Cap  Growth):  seeks  maximum  growth of investors'  capital  from a portfolio  of growth  stocks of smaller  companies.  The  Portfolio pursues its  objective  by normally  investing  at least 80% of its total  assets in the equity
 SMALL CAP GROWTH   securities  of  small-sized   companies  included  in  the  Russell  2000  Growth(R)Index.  The      Deutsche Asset
                    Sub-advisor  employs  an  investment  strategy  designed  to  maintain  a  portfolio  of equity     Management, Inc.
                    securities  which  approximates  the market risk of those  stocks  included in the Russell 2000
                    Growth(R)Index, but which attempts to outperform the Russell 2000 Growth(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST Goldman Sachs Small-Cap Value:  seeks long-term  capital  appreciation.  The Portfolio will seek its objective through  investments  primarily in equity securities that are believed to be undervalued in the marketplace.  The Portfolio  primarily seeks companies that are small-sized,
                    based on the value of their outstanding stock.  Specifically,  under normal  circumstances,  at     Goldman Sachs Asset
                    least 65% of the Portfolio's  total assets will be invested in common stocks issued by smaller,        Management
                    less well-known  companies (with market  capitalizations of less than $4 billion at the time of investment).
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST Gabelli Small-Cap Value:  seeks to provide long-term capital growth by investing  primarily in  small-capitalization  stocks that appear to be  undervalued.  The  Portfolio  will normally invest at least  65% of its total  assets in  stocks  and  equity-related  securities  of small
                    companies  ($1  billion  or less in market  capitalization).  Reflecting  a value  approach  to          GAMCO
                    investing,  the Portfolio  will seek the stocks of companies  whose current stock prices do not     Investors, Inc.
                    appear to adequately reflect their underlying value as measured by assets,  earnings, cash flow or business franchises.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST  Janus  Mid-Cap  Growth:   seeks  long-term  capital  growth.  The  Portfolio  pursues  its investment  objective,  by investing  primarily in equity securities  selected for their growth potential,  and normally invests at least 80% of its net assets in medium-sized companies.  For
                    purposes  of the  Portfolio,  medium-sized  companies  are those whose  market  capitalizations      Janus Capital
                    (measured  at the time of  investment)  fall within the range of  companies  in the  Standard &       Corporation
                    Poor's MidCap 400 Index. The Sub-advisor seeks to identify  individual  companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Neuberger  Berman Mid-Cap  Growth:  seeks capital growth.  Under normal market  conditions, the Portfolio  primarily invests at least 80% of its net assets in the common stocks of mid-cap
                    companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that     Neuberger Berman
  MID-CAP GROWTH    fall within the range of the Russell Midcap(R)Index,  at the time of investment,  are considered        Management
                    mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of       Incorporated
                    large-cap companies as well as in small-cap  companies.  The Sub-advisor looks for fast-growing companies that are in new or rapidly evolving industries.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MID-CAP VALUE    AST Neuberger Berman Mid-Cap Value: seeks capital growth.  Under normal market conditions,  the
                    Portfolio  primarily  invests at least 80% of its net  assets in the  common  stocks of mid-cap companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that
                    fall within the range of the Russell  Midcap(R)Index at the time of investment  are  considered     Neuberger Berman
                    mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of        Management
                    large-cap  companies as well as in small-cap  companies.  Under the Portfolio's  value-oriented       Incorporated
                    investment  approach,  the Sub-advisor looks for well-managed  companies whose stock prices are undervalued and that may rise in price before other investors realize their worth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      ALL-CAP       AST Alger All-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in equity securities,  such as common or preferred stocks, that are listed on U.S. exchanges or in
                    the  over-the-counter  market.  The Portfolio may invest in the equity  securities of companies        Fred Alger
      GROWTH        of all sizes,  and may emphasize  either  larger or smaller  companies at a given time based on     Management, Inc.
                    the Sub-advisor's assessment of particular companies and market conditions.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and
                    related securities,  such as preferred stocks,  convertible securities and depositary receipts,      Massachusetts
 LARGE CAP GROWTH   of companies that the  Sub-advisor  believes offer better than average  prospects for long-term    Financial Services
                    growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run         Company
                    and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST Marsico  Capital  Growth:  seeks capital  growth.  Income  realization is not an investment objective  and  any  income  realized  on  the  Portfolio's  investments,  therefore,  will  be incidental to the Portfolio's  objective.  The Portfolio will pursue its objective by investing primarily in common stocks of larger,  more  established  companies.  In selecting  investments
                    for the Portfolio,  the Sub-advisor uses an approach that combines "top down" economic analysis     Marsico Capital
                    with "bottom up" stock selection.  The "top down" approach identifies  sectors,  industries and     Management, LLC
                    companies that should benefit from the trends the  Sub-advisor  has observed.  The  Sub-advisor then looks for individual  companies with earnings growth  potential that may not be recognized by the market at large, a "bottom up" stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST JanCap Growth:  seeks growth of capital in a manner  consistent  with the  preservation  of capital.  Realization of income is not a significant  investment  consideration  and any income realized on the  Portfolio's  investments,  therefore,  will be incidental  to the  Portfolio's
                    objective.   The  Portfolio  will  pursue  its  objective  by  investing  primarily  in  equity      Janus Capital
                    securities of companies that the Sub-advisor  believes are  experiencing  favorable  demand for       Corporation
                    their  products and  services,  and which  operate in a favorable  competitive  and  regulatory environment.  The  Sub-advisor  seeks to identify  individual  companies  with earnings  growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   REAL ESTATE      AST Cohen & Steers Realty:  seeks to maximize  total return  through  investment in real estate securities.  The Portfolio  pursues its  investment  objective by seeking,  with  approximately
                    equal emphasis,  capital growth and current income. Under normal  circumstances,  the Portfolio      Cohen & Steers
                    will invest  substantially all of its assets in the equity securities of real estate companies,   Capital Management,
      (REIT)        i.e., a company that derives at least 50% of its  revenues  from the  ownership,  construction,           Inc.
                    financing,  management  or sale of real  estate or that has at least 50% of its  assets in real estate. Real estate companies may include real estate investment trusts or REITs.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST American  Century Income & Growth:  seeks capital growth with current income as a secondary objective.  The Portfolio  invests  primarily in common stocks that offer potential for capital
      GROWTH        growth,  and may,  consistent  with its  investment  objective,  invest  in stocks  that  offer     American Century
       AND          potential for current income.  The  Sub-advisor  utilizes a quantitative  management  technique        Investment
      INCOME        with a goal of building an equity  portfolio  that  provides  better  returns  than the S&P 500     Management, Inc.
                    Index without taking on significant  additional risk and while  attempting to create a dividend yield that will be greater than the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     AST INVESCO  Equity  Income:  seeks capital  growth and current  income while  following  sound investment  practices.  The Portfolio seeks to achieve its objective by investing in securities
                    that are expected to produce  relatively high levels of income and consistent,  stable returns.   INVESCO Funds Group,
                    The  Portfolio  normally will invest at least 65% of its assets in  dividend-paying  common and           Inc.
                    preferred  stocks of domestic and foreign issuers.  Up to 30% of the Portfolio's  assets may be invested in equity securities that do not pay regular dividends.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Total Return Bond:  seeks to maximize total return  consistent  with  preservation of capital  and  prudent  investment  management.  The  Portfolio  will  invest  in a  diversified
                    portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of    Pacific Investment
                    the  Portfolio  generally  will  vary  within a three-  to  six-year  time  frame  based on the    Management Company
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Limited  Maturity Bond: seeks to maximize total return  consistent with  preservation of capital  and prudent  investment  management.  The  Portfolio  will invest in a  diversified
                    portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of    Pacific Investment
                    the  Portfolio  generally  will  vary  within  a one- to  three-year  time  frame  based on the    Management Company
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 EMERGING MARKETS   Montgomery  Variable Series - Emerging  Markets:  seeks long-term capital  appreciation,  under normal  conditions  by investing at least 65% of its total assets in stocks of companies of any
                    size based in the world's  developing  economies.  Under  normal  conditions,  investments  are     Montgomery Asset
                    maintained  in at least six  countries at all times and no more than 35% of total assets in any     Management, LLC
                    single one of them.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds - Technology:  seeks capital  appreciation.  The Portfolio normally  invests  at least  80% of its  assets in the  equity  securities  and  equity-related
                    instruments of companies engaged in technology-related  industries.  These include, but are not   INVESCO Funds Group,
      SECTOR        limited  to,  applied  technology,  biotechnology,   communications,   computers,  electronics,           Inc.
                    Internet, IT services and consulting,  software,  telecommunication  equipment and services, IT infrastructure and networking companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds  -  Health  Sciences:  seeks  capital  appreciation.   The
                    Portfolio  normally  invests at least 80% of its assets in the equity  securities  of companies that  develop,  produce or  distribute  products  or  services  related to health  care.  These
                    companies  include,  but are not limited to,  medical  equipment or supplies,  pharmaceuticals,   INVESCO Funds Group,
                    biotechnology and healthcare  providers and service companies.  The investment advisor attempts           Inc.
                    to blend  well-established  healthcare  firms with  faster-growing,  more  dynamic  health care companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

WHAT ARE THE FIXED INVESTMENT OPTIONS?
We offer fixed investment options of different  durations during the accumulation  period.  These "Fixed Allocations" earn a guaranteed fixed rate of interest  for a specified  period of time,  called the  "Guarantee  Period." In most states,  we offer Fixed  Allocations with  Guarantee  Periods  from 1 to 10 years.  We may also offer  special  purpose  Fixed  Allocations  for use with  certain  optional investment  programs.  We guarantee  the fixed rate for the entire  Guarantee  Period.  However,  if you  withdraw or transfer  Account
Value before the end of the Guarantee  Period,  we will adjust the value of your  withdrawal or transfer  based on a formula,  called a
"Market Value  Adjustment."  The Market Value  Adjustment  can either be positive or negative,  depending on the movement of applicable interest  rates  payable on Strips of the  appropriate  duration.  Please  refer to the  section  entitled  "How does the Market  Value
Adjustment  Work?" for a  description  of the formula along with examples of how it is  calculated.  You may allocate  Account Value to more than one Fixed Allocation at a time.

Fixed  Allocations may not be available in all states.  Availability of Fixed  Allocations is subject to change and may differ by state and by the  annuity  product  you  purchase.  Please  call  American  Skandia at  1-800-766-4530  to  determine  availability  of Fixed
Allocations in your state and for your annuity product.

FEES AND CHARGES

WHAT ARE THE CONTRACT FEES AND CHARGES?

Contingent  Deferred Sales Charge:  We do not deduct a sales charge from Purchase  Payments you make to your Annuity.  However,  we may deduct a  Contingent  Deferred  Sales Charge or CDSC if you  surrender  your  Annuity or when you make a partial  withdrawal.  The CDSC reimburses us for expenses  related to sales and  distribution of the Annuity,  including  commissions,  marketing  materials and other promotional  expenses.  The CDSC is  calculated as a percentage of your Purchase  Payment  being  surrendered  or withdrawn  during the applicable  Annuity Year. For purposes of  calculating  the CDSC, we consider the year following the Issue Date of your Annuity as Year
1.  The amount of the CDSC decreases over time, measured from the Issue Date of the Annuity.  The CDSC percentages are shown below.

                           ------------------ ------------- ------------- ------------ ------------- -------------

                           YEARS                   1             2             3            4             5+
                           ------------------ ------------- ------------- ------------ ------------- -------------
                           ------------------ ------------- ------------- ------------ ------------- -------------

                           CHARGE (%)             8.5%          8.0%         7.0%          6.0%          0.0%
                           ------------------ ------------- ------------- ------------ ------------- -------------

The CDSC period is based on the Issue Date of the Annuity,  not on the date each Purchase  Payment is applied to the Annuity.  Purchase
Payments  applied to the  Annuity  after the Issue Date do not have their own CDSC  period.  During the first four (4)  Annuity  Years, under certain  circumstances  you can withdraw a limited amount of Account Value without paying a CDSC.  This is referred to as a "Free
Withdrawal."  After four (4) complete Annuity Years, you can surrender your Annuity or make a partial  withdrawal  without a CDSC being deducted  from the amount  being  withdrawn.  Free  Withdrawals  are not treated as a withdrawal  of Purchase  Payments for purposes of calculating the CDSC on a subsequent  withdrawal or surrender.  Withdrawals of amounts greater than the maximum Free Withdrawal  amount are  treated as a  withdrawal  of Purchase  Payments  and will be assessed a CDSC  during  Annuity  Years 1 through 4. For  purposes of calculating the CDSC on a surrender or a partial  withdrawal,  the Purchase Payments being withdrawn may be greater than your remaining
Account  Value or the amount of your  withdrawal  request.  This is most likely to occur if you have made prior  withdrawals  under the
Free Withdrawal provision or if your Account Value has declined in value due to negative market performance.

We may waive the CDSC under certain  medically-related  circumstances or when taking a Minimum  Distribution  from an Annuity purchased as a "qualified"  investment.  Free Withdrawals,  Medically-Related  Surrenders and Minimum Distributions are each explained more fully in the section entitled "Access to Your Account Value".

Annual  Maintenance Fee: During the accumulation  period we deduct an Annual  Maintenance Fee. The Annual  Maintenance Fee is $35.00 or
2% of your Account Value invested in the variable  investment  options,  whichever is less.  This fee will be deducted  annually on the anniversary  of the Issue Date of your Annuity or, if you surrender  your Annuity  during the Annuity Year,  the fee is deducted at the time of  surrender.  Currently,  the Annual  Maintenance  Fee is only  deducted  if your  Account  Value is less than  $100,000  on the anniversary  of the Issue Date or at the time of surrender.  We may increase the Annual  Maintenance  Fee.  However,  any increase will only apply to Annuities issued after the date of the increase.

Optional  Benefits:  If you elect to purchase one or more optional  benefits,  we will deduct the annual charge from your Account Value on the anniversary of your Annuity's Issue Date.  Under certain  circumstances,  we may deduct a pro-rata  portion of the annual charge for any  optional  benefit.  The charge for each  optional  Death  Benefit is deducted in addition to the  Insurance  Charge due to the increased  insurance risk  associated  with the optional Death  Benefits.  Please refer to the section  entitled  "Death Benefit" for a description  of the charge for each Optional  Death  Benefit.  Please refer to the section  entitled  "Managing Your Account Value - Do you offer  programs  designed to guarantee a "return of premium" at a future date?" for a description  of the charge for the Guaranteed
Return Option.

Transfer Fee:  Currently,  you may make twenty (20) free transfers between  investment options each Annuity Year. We will charge $10.00 for each  transfer  after the  twentieth in each Annuity Year.  We do not consider  transfers  made as part of a dollar cost  averaging program when we count the twenty free  transfers.  Transfers  made as part of a  rebalancing,  market timing or third party  investment advisory  service will be subject to the  twenty-transfer  limit.  However,  all transfers  made on the same day will be treated as one
(1)  transfer.  Renewals or transfers of Account Value from a Fixed  Allocation  at the end of its Guarantee  Period are not subject to the  Transfer Fee and are not counted  toward the twenty free  transfers.  We may reduce the number of free  transfers  allowable  each
Annuity Year (subject to a minimum of eight) without  charging a Transfer Fee unless you make use of electronic  means to transmit your transfer  requests.  We may eliminate the Transfer Fee for transfer  requests  transmitted  electronically  or through other means that reduce our processing costs.

Tax  Charges:  Several  states  and some  municipalities  charge  premium  taxes or  similar  taxes.  The  amount of tax will vary from jurisdiction  to  jurisdiction  and is subject to change.  The tax charge  currently  ranges up to 3 1/2%.  We  generally  will deduct the amount of tax payable at the time the tax is  imposed,  but may also decide to deduct tax  charges  from each  Purchase  Payment at the time of a  withdrawal  or  surrender  of your Annuity or at the time you elect to begin  receiving  annuity  payments.  We may assess a charge against the Sub-accounts and the Fixed Allocations equal to any taxes which may be imposed upon the separate accounts.

WHAT CHARGES APPLY SOLELY TO THE VARIABLE INVESTMENT OPTIONS?

Insurance  Charge:  We deduct an Insurance Charge daily against the average daily assets allocated to the  Sub-accounts.  The Insurance
Charge is the combination of the Mortality & Expense Risk Charge (1.25%) and the  Administration  Charge  (0.15%).  The total charge is equal to 1.40% on an annual  basis.  The  Insurance  Charge is intended to  compensate  American  Skandia for  providing  the insurance benefits under the Annuity,  including the Annuity's basic death benefit that provides  guaranteed  benefits to your beneficiaries even if the market declines and the risk that persons we guarantee  annuity  payments to will live longer than our  assumptions.  The charge also covers administrative costs associated with providing the Annuity benefits,  including  preparation of the contract,  confirmation statements,  annual account  statements and annual reports,  legal and accounting fees as well as various  related  expenses.  Finally, the charge covers the risk that our  assumptions  about the mortality  risks and expenses  under this Annuity are incorrect and that we have agreed not to increase  these  charges over time  despite our actual  costs.  We may  increase the portion of the total  Insurance
Charge that is deducted as an Administration  Charge.  However,  any increase will only apply to Annuities issued after the date of the increase.

American  Skandia may make a profit on the  Insurance  Charge if, over time,  the actual cost of  providing  the  guaranteed  insurance obligations  under the  Annuity  are less than the amount we deduct  for the  Insurance  Charge.  To the extent we make a profit on the
Insurance Charge,  such profit may be used for any other corporate  purpose,  including payment of other expenses that American Skandia incurs in promoting, distributing, issuing and administering the Annuity.

The  Insurance  Charge  is not  deducted  against  assets  allocated  to a Fixed  Allocation.  However,  the  amount we credit to Fixed
Allocations may also reflect similar assumptions about the insurance guarantees provided under the Annuity.

WHAT CHARGES ARE ASSESSED BY THE PORTFOLIOS?
We do not assess any charges  directly  against the  Portfolios.  However,  each  Portfolio  charges a total annual fee comprised of an investment  management fee,  operating  expenses and any distribution and service (12b-1) fees that may apply.  These fees are deducted daily by each  Portfolio  before it provides  American  Skandia  with the net asset value as of the close of  business  each day.  More detailed  information  about fees and charges can be found in the  prospectuses  for the  Portfolios.  Please  also see  "Service  Fees
Payable by Underlying Funds".

WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?
No specific fee or expenses are deducted  when  determining  the rate we credit to a Fixed  Allocation.  However,  for some of the same reasons that we deduct the Insurance  Charge  against  Account Value  allocated to the  Sub-accounts,  we also take into  consideration mortality,  expense,  administration,  profit and other factors in determining the interest rates we credit to Fixed  Allocations.  Any
CDSC or Tax Charge  applies to amounts that are taken from the variable  investment  options or the Fixed  Allocations.  A Market Value
Adjustment may also apply to transfers, certain withdrawals, surrender or annuitization from a Fixed Allocation.

WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?
In certain  states a tax is due if and when you exercise  your right to receive  periodic  annuity  payments.  The amount  payable will depend on the applicable  jurisdiction and on the annuity payment option you select.  If you select a fixed payment option,  the amount of each fixed  payment  will depend on the Account  Value of your Annuity when you elected to  annuitize.  There is no specific  charge deducted from these payments;  however,  the amount of each annuity payment reflects  assumptions about our insurance expenses.  If you select a  variable  payment  option  that we may offer,  then the amount of your  benefits  will  reflect  changes in the value of your
Annuity and will continue to be subject to an insurance charge.

EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
We may reduce or  eliminate  certain  fees and  charges  or alter the manner in which the  particular  fee or charge is  deducted.  For example,  we may  reduce  the  amount of the CDSC or the  length of time it  applies,  reduce or  eliminate  the  amount of the  Annual
Maintenance Fee or reduce the portion of the total Insurance  Charge that is deducted as an  Administration  Charge.  Generally,  these types of  changes  will be based on a  reduction  to our  sales,  maintenance  or  administrative  expenses  due to the  nature  of the individual  or group  purchasing  the Annuity.  Some of the factors we might  consider in making such a decision  are: (a) the size and type of group;  (b) the number of Annuities  purchased by an Owner;  (c) the amount of Purchase  Payments or  likelihood  of additional
Purchase  Payments;  and/or (d) other  transactions where sales,  maintenance or administrative  expenses are likely to be reduced.  We will not discriminate  unfairly between Annuity  purchasers if and when we reduce the portion of the Insurance Charge attributed to the charge covering administrative costs.

PURCHASING YOUR ANNUITY

WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?

Initial Purchase Payment:  You must make a minimum initial Purchase Payment of $10,000.  However,  if you decide to make payments under a systematic  investment or "bank drafting"  program,  we will accept a lower initial Purchase Payment provided that,  within the first
Annuity Year, you make at least $10,000 in total Purchase Payments.

Where  allowed by law,  initial  Purchase  Payments in excess of  $1,000,000  require our approval  prior to  acceptance.  We may apply certain limitations and/or  restrictions on the Annuity as a condition of our acceptance,  including limiting the liquidity features or the Death Benefit protection provided under the Annuity,  limiting the right to make additional Purchase Payments,  changing the number of transfers  allowable under the Annuity or restricting the Sub-accounts  that are available.  Other limitations  and/or  restrictions may apply.

Except as noted below,  Purchase  Payments  must be  submitted  by check drawn on a U.S.  bank,  in U.S.  dollars,  and made payable to
American  Skandia.  Purchase  Payments  may  also  be  submitted  via  1035  exchange  or  direct  transfer  of  funds.  Under  certain circumstances,  Purchase  Payments may be  transmitted  to American  Skandia via wiring funds  through your  investment  professional's broker-dealer  firm.  Additional  Purchase  Payments may also be applied to your Annuity under an  arrangement  called "bank  drafting"
where you  authorize us to deduct money  directly  from your bank account.  We call our bank  drafting  program  "Auto  Saver".  We may reject any payment if it is received in an unacceptable form.  Our acceptance of a check is subject to our ability to collect funds.

Age Restrictions:  The Owner must be age 85 or under as of the Issue Date of the Annuity.  If the Annuity is owned jointly,  the oldest of the Owners must be age 85 or under on the Issue Date. If the Annuity is owned by an entity,  the  Annuitant  must be age 85 or under as of the Issue Date.  You should  consider your need to access your Account Value and whether the  Annuity's  liquidity  features will satisfy that need.  If you take a  distribution  prior to age 591/2, you may be subject to a 10% penalty in addition to ordinary  income taxes on any gain.  The  availability  of  certain  optional  benefits  may vary based on the age of the Owner on the Issue Date of the
Annuity.

Owner, Annuitant and Beneficiary  Designations:  On your Application,  we will ask you to name the Owner(s),  Annuitant and one or more
Beneficiaries for your Annuity.

|X|      Owner:  The  Owner(s)  holds all  rights  under the  Annuity.  You may name  more than one Owner in which  case all  ownership
         -----
       rights are held jointly.  However,  this Annuity does not provide a right of survivorship.  Refer to the Glossary of Terms for a complete description of the term "Owner."
|X|      Annuitant:  The  Annuitant  is the person we agree to make  annuity  payments  to and upon whose life we continue to make such
         ---------
       payments.  You must name an Annuitant who is a natural  person.  We do not accept a designation of joint  Annuitants  during the accumulation  period. Where allowed by law, you may name one or more Contingent  Annuitants.  A Contingent Annuitant will become the Annuitant if the Annuitant dies before the Annuity Date.  Please refer to the discussion of  "Considerations  for Contingent
       Annuitants" in the Tax Considerations section of the Prospectus.
|X|      Beneficiary:  The  Beneficiary  is the person(s) or entity you name to receive the death  benefit.  If no beneficiary is named
         -----------
       the death benefit will be paid to you or your estate.

Your right to make certain  designations  may be limited if your Annuity is to be used as an IRA or other  "qualified"  investment that is given  beneficial  tax  treatment  under  the Code.  You  should  seek  competent  tax  advice on the  income,  estate  and gift tax implications of your designations.

MANAGING YOUR ANNUITY

MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
You may change the Owner,  Annuitant  and  Beneficiary  designations  by sending us a request in writing.  Where  allowed by law,  such changes will be subject to our acceptance.  Some of the changes we will not accept include, but are not limited to:
|X|      a new Owner  subsequent to the death of the Owner or the first of any joint Owners to die,  except where a  spouse-Beneficiary has become the Owner as a result of an Owner's death;
|X|      a new Annuitant subsequent to the Annuity Date;
|X|      for "non-qualified" investments, a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity; and
|X|      a change in Beneficiary if the Owner had previously made the designation irrevocable.

Spousal Owners/Spousal Beneficiaries
If an Annuity is co-owned by spouses,  we will assume that the sole primary  Beneficiary  is the  surviving  spouse unless you elect an alternative  Beneficiary  designation.  Unless  you elect an  alternative  Beneficiary  designation,  upon the death of either  spousal
Owner,  the  surviving  spouse may elect to assume  ownership of the Annuity  instead of taking the Death  Benefit  payment.  The Death
Benefit  that  would  have been  payable  will be the new  Account  Value of the  Annuity  as of the date of due proof of death and any required proof of a spousal  relationship.  As of the date the assumption is effective,  the surviving  spouse will have all the rights and benefits that would be available  under the Annuity to a new purchaser of the same  attained age. For purposes of  determining  any future Death Benefit for the  beneficiary  of the surviving  spouse,  the new Account Value will be considered as the initial  Purchase
Payment.  No CDSC  will  apply to the new  Account  Value.  However,  any  additional  Purchase  Payments  applied  after  the date the assumption is effective will be subject to all provisions of the Annuity, including the CDSC when applicable.

Spousal Contingent Annuitant
If the Annuity is owned by an entity and the  surviving  spouse is named as a Contingent  Annuitant,  upon the death of the  Annuitant, the surviving  spouse will become the  Annuitant.  No Death Benefit is payable upon the death of the  Annuitant.  However,  the Account
Value of the Annuity as of the date of due proof of death of the Annuitant  (and any required proof of the spousal  relationship)  will reflect the amount that would have been payable had a Death Benefit been paid.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?

If after  purchasing  your  Annuity  you change  your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel  period.  This is often  referred to as a  "free-look."  Depending  on the state in which you purchased your Annuity and, in some states,  if you purchased the Annuity as a replacement  for a prior  contract,  the right to cancel period may be ten (10) days,  twenty-one  (21) days or longer,  measured from the time that you received  your  Annuity.  If you return your Annuity during the applicable  period,  we will refund your current  Account Value plus any tax charge  deducted.  This amount may be higher or lower than your  original  Purchase  Payment.  Where  required by law, we will return your  current  Account  Value or the amount of your initial  Purchase  Payment,  whichever  is greater.  The same rules may apply to an Annuity that is purchased as an IRA.
In any situation  where we are required to return the greater of your Purchase  Payment or Account Value,  we may allocate your Account
Value to the WFVT Money Market  Sub-account  during the right to cancel period and for a reasonable  additional amount of time to allow for delivery of your Annuity.

MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?
The minimum  amount that we accept as an  additional  Purchase  Payment is $100 unless you  participate  in "Auto  Saver" or a periodic purchase  payment  program.  We will  allocate  any  additional  Purchase  Payments you make  according to your most recent  allocation instructions, unless you request new allocations when you submit a new Purchase Payment.

MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
You can make  additional  Purchase  Payments to your  Annuity by  authorizing  us to deduct money  directly  from your bank account and
              ----------
applying it to your Annuity.  This type of program is often called "bank  drafting".  We call our bank  drafting  program "Auto Saver."
Purchase  Payments made through Auto Saver may only be allocated to the variable  investment  options when  applied.  Auto Saver allows you to invest in your Annuity  with a lower  initial  Purchase  Payment,  as long as you  authorize  payments  that will equal at least
$10,000  during the first 12 months of your  Annuity.  We may suspend or cancel bank drafting  privileges  if sufficient  funds are not available from the applicable financial institution on any date that a transaction is scheduled to occur.

MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
These types of programs are only available with certain types of qualified  investments.  If your employer sponsors such a program,  we may agree to accept  periodic  Purchase  Payments  through  a salary  reduction  program  as long as the  allocations  are made only to variable investment options and the periodic Purchase Payments received in the first year total at least $10,000.

MANAGING YOUR ACCOUNT VALUE

HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
(See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent Purchase Payments.)

Initial  Purchase  Payment:  Once we accept your  application,  we invest your net Purchase  Payment in the  Annuity.  The net Purchase
Payment is your initial  Purchase  Payment  minus any tax charges  that may apply.  On your  application  we ask you to provide us with instructions  for allocating your Account Value.  You can allocate  Account Value to one or more variable  investment  options or Fixed
Allocations.

In those states where we are required to return your Purchase  Payment if you exercise  your right to return the Annuity,  we initially allocate all amounts that you choose to allocate to the variable  investment options to the WFVT Money Market  Sub-account.  At the end of the right to cancel  period we will  reallocate  your Account Value  according to your most recent  allocation  instructions.  Where permitted by law, we will allocate your Purchase Payments according to your initial  instructions,  without  temporarily  allocating to the WFVT Money Market  Sub-account.  To do this, we will ask that you execute our form called a "return  waiver" that  authorizes us to allocate your Purchase  Payment to your chosen  Sub-accounts  immediately.  If you submit the "return waiver" and then decide to return your  Annuity  during the right to cancel  period,  you will receive  your  current  Account  Value which may be more or less than your initial Purchase Payment (see "May I Return the Annuity if I Change my Mind?").

Subsequent  Purchase  Payments:  We will  allocate  any  additional  Purchase  Payments you make  according to your current  allocation instructions.  If any rebalancing or asset allocation  programs are in effect,  the allocation  should conform with such a program.  We assume  that your  current  allocation  instructions  are  valid  for  subsequent  Purchase  Payments  until you make a change to those allocations or request new allocations when you submit a new Purchase Payment.

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
During the accumulation  period you may transfer  Account Value between  investment  options.  Transfers are not subject to taxation on any gain.  We currently  limit the number of  Sub-accounts  you can invest in at any one time to twenty (20).  However,  you can invest in an unlimited  number of Fixed  Allocations.  We may require a minimum of $500 in each  Sub-account you allocate  Account Value to at the time of any  allocation or transfer.  If you request a transfer and, as a result of the transfer,  there would be less than $500 in the Sub-account,  we may transfer the remaining Account Value in the Sub-account pro rata to the other investment  options to which you transferred.

Currently,  we charge $10.00 for each transfer  after the twentieth  (20th) in each Annuity Year,  including  transfers made as part of any  rebalancing,  market timing,  asset  allocation or similar program which you have  authorized.  Transfers made as part of a dollar cost  averaging  program do not count  toward the twenty free  transfer  limit.  Renewals or  transfers  of Account  Value from a Fixed
Allocation  at the end of its  Guarantee  Period are not subject to the  transfer  charge.  We may reduce the number of free  transfers allowable  each Annuity Year (subject to a minimum of eight)  without  charging a Transfer Fee unless you make use of electronic  means to transmit your transfer  requests.  We may eliminate the Transfer Fee for transfer  requests  transmitted  electronically  or through other means that reduce our processing costs.

We reserve the right to limit the number of transfers  in any Annuity  Year for all  existing or new Owners.  We also reserve the right to limit the number of  transfers  in any Annuity  Year or to refuse any  transfer  request  for an Owner or certain  Owners if: (a) we believe that  excessive  trading or a specific  transfer  request or group of transfer  requests may have a detrimental  effect on Unit
Values or the share prices of the  Portfolios;  or (b) we are informed by one or more of the Portfolios that the purchase or redemption of  shares  must be  restricted  because  of  excessive  trading  or a  specific  transfer  or group of  transfers  is deemed to have a detrimental  effect on the share prices of affected  Portfolios.  Without  limiting the above, the most likely scenario where either of the above could occur would be if the  aggregate  amount of a trade or trades  represented a relatively  large  proportion of the total assets of a  particular  Portfolio.  Under such a  circumstance,  we will process  transfers  according to our rules then in effect and provide notice if the transfer request was denied.  If a transfer request is denied, a new transfer request may be required.

DO YOU OFFER DOLLAR COST AVERAGING?
Yes. We offer Dollar Cost Averaging during the accumulation  period.  Dollar Cost Averaging  allows you to  systematically  transfer an amount  each month from one  investment  option to one or more other  investment  options.  You can choose to transfer  earnings  only, principal plus earnings or a flat dollar amount.  Dollar Cost Averaging  allows you to invest  regularly each month,  regardless of the current unit value (or price) of the  Sub-account(s)  you invest in. This  enables you to purchase  more units when the market price is low and fewer units when the market price is high.  This may result in a lower  average cost of units over time.  However,  there is no guarantee  that  Dollar Cost  Averaging  will result in a profit or protect  against a loss in a declining  market.  We do not deduct a charge for participating in a Dollar Cost Averaging program.

You must have a minimum Account Value of at least $10,000 to enroll in a Dollar Cost Averaging program.

You can Dollar Cost Average from variable  investment  options or Fixed  Allocations.  Dollar Cost Averaging from Fixed  Allocations is subject to a number of rules that include, but are not limited to the following:
|X|      You may only use Fixed Allocations with Guarantee Periods of 1, 2 or 3 years.
|X|      You may only Dollar Cost Average  earnings or principal plus earnings.  If transferring  principal plus earnings,  the program must be designed to last the entire Guarantee Period for the Fixed Allocation.
|X|      Dollar Cost Averaging transfers from Fixed Allocations are not subject to a Market Value Adjustment.

NOTE:  When a Dollar  Cost  Averaging  program is  established  from a Fixed  Allocation,  the fixed rate of interest we credit to your
Account  Value is applied to a  declining  balance due to the  transfers  of Account  Value to the  Sub-accounts  during the  Guarantee
Period.  This will reduce the effective rate of return on the Fixed Allocation over the Guarantee Period.

DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?
Yes.  During the  accumulation  period,  we offer  automatic  rebalancing  among the variable  investment  options you choose.  You can choose  to have your  Account  Value  rebalanced  quarterly,  semi-annually,  or  annually.  On the  appropriate  date,  your  variable investment  options are rebalanced to the allocation  percentages you request.  For example,  over time the performance of the variable investment  options  will  differ,  causing  your  percentage  allocations  to shift.  With  automatic  rebalancing,  we  transfer  the appropriate  amount  from the  "overweighted"  Sub-accounts  to the  "underweighted"  Sub-accounts  to return your  allocations  to the percentages  you  request.  If you request a transfer  from or into any  variable  investment  option  participating  in the  automatic rebalancing  program,  we will assume that you wish to change your rebalancing  percentages as well, and will automatically  adjust the rebalancing percentages in accordance with the transfer unless we receive alternate instructions from you.

You must have a minimum Account Value of at least $10,000 to enroll in automatic  rebalancing.  All  rebalancing  transfers made on the same day as part of an automatic  rebalancing  program are  considered as one transfer when counting the number of transfers  each year toward the maximum number of free transfers. We do not deduct a charge for participating in an automatic rebalancing program.

DO YOU OFFER PROGRAMS DESIGNED TO GUARANTEE A "RETURN OF PREMIUM" AT A FUTURE DATE?
Yes. We offer two  different  programs for  investors  who wish to invest in the variable  investment  options but also wish to protect their  principal,  at least as of a specific  date in the  future.  You may not want to use either of these  programs  if you expect to begin taking annuity payments before the program would be completed.

Balanced Investment Program
We offer a balanced  investment  program  where a portion of your Account  Value is allocated to a Fixed  Allocation  and the remaining
Account Value is allocated to the variable  investment  options that you select.  When you enroll in the Balanced  Investment  Program, you choose the  duration  that you wish the  program to last.  This  determines  the  duration  of the  Guarantee  Period for the Fixed
Allocation.  Based on the fixed rate for the  Guarantee  Period  chosen,  we calculate  the portion of your Account  Value that must be allocated to the Fixed Allocation to grow to a specific  "principal amount" (such as your initial Purchase  Payment).  We determine the amount  based on the rates then in effect for the  Guarantee  Period you  choose.  If you  continue  the  program  until the end of the
Guarantee  Period and make no withdrawals or transfers,  at the end of the Guarantee  Period,  the Fixed  Allocation will have grown to equal the  "principal  amount".  Withdrawals  or  transfers  from the Fixed  Allocation  before the end of the  Guarantee  Period  will terminate  the program and may be subject to a Market Value  Adjustment.  You can transfer the Account  Value that is not  allocated to the Fixed  Allocation  between any of the  Sub-accounts  available  under the  Annuity.  Account  Value you  allocate  to the  variable investment  options  is  subject  to market  fluctuations  and may  increase  or  decrease  in  value.  We do not  deduct a charge  for participating in the Balanced Investment Program.

         Example
         Assume you invest  $100,000.  You choose a 10-year program and allocate a portion of your Account Value to a Fixed  Allocation with a 10-year  Guarantee Period.  The rate for the 10-year  Guarantee Period is 5.33%*.  Based on the fixed interest rate for the Guarantee  Period chosen,  the factor is 0.594948 for  determining how much of your Account Value will be allocated to the
         Fixed  Allocation.  That means that  $59,495  will be  allocated  to the Fixed  Allocation  and the  remaining  Account  Value
         ($41,505)  will be  allocated to the variable  investment  options.  Assuming  that you do not make any  withdrawals  from the
         Fixed  Allocation,  it will grow to $100,000 at the end of the Guarantee  Period. Of course we cannot predict the value of the remaining Account Value that was allocated to the variable investment options.

*        The rate in this example is hypothetical and may not reflect the current rate for Guarantee Periods of this duration.

Guaranteed Return Option (GRO)SM
We also offer a  seven-year  program  where we monitor your Account  Value daily and  systematically  transfer  amounts  between  Fixed
Allocations  and the variable  investment  options you choose.  American  Skandia  guarantees that at the end of the seventh (7th) year from  commencement  of the program (or any program  restart  date),  you will receive no less than your  Account  Value on the date you elected to  participate  in the program  ("commencement  value").  On the program  maturity  date,  if your Account  Value is below the commencement  value,  American Skandia will apply additional  amounts to your Annuity so that it is equal to commencement value or your
Account  Value on the date you elect to restart the program  duration.  Any amounts  added to your  Annuity will be applied to the WFVT
Money  Market  Sub-account,  unless you provide us with  alternative  instructions.  We will  notify you of any  amounts  added to your
Annuity  under the program.  We do not  consider  amounts  added to your  Annuity to be  "investment  in the  contract"  for income tax purposes.

Account  Value is only  transferred  to and  maintained  in Fixed  Allocations  to the  extent we, in our sole  discretion,  deem it is
                  ----
necessary  to support our  guarantee  under the  program.  This differs  from the  Balanced  Investment  Program  where a set amount is allocated to a Fixed  Allocation  regardless of the  performance of the  underlying  Sub-accounts.  With the Guaranteed  Return Option, your Annuity is able to participate in the upside potential of the Sub-accounts  while only  transferring  amounts to Fixed Allocations to protect against  significant  market downturns.  NOTE: If a significant  amount of your Account Value is systematically  transferred to Fixed Allocations  during prolonged market declines,  less of your Account Value may be immediately  available to participate in the upside potential of the Sub-accounts if there is a subsequent market recovery.

Each  business day we monitor the  performance  of your Account Value to determine  whether it is greater  than,  equal to or below our
"reallocation  trigger",  described  below.  Based on the performance of the  Sub-accounts in which you choose to allocate your Account
Value  relative to the  reallocation  trigger,  we may transfer  some or all of your Account Value to or from a Fixed  Allocation.  You have  complete  discretion  over the  allocation  of your Account  Value that remains  allocated  in the variable  investment  options.
However, we reserve the right to restrict certain Portfolios if you participate in the program.

|X|      Account Value greater than or equal to reallocation  trigger:  Your Account Value in the variable  investment  options remains allocated according to your most recent  instructions.  If a portion of Account Value was previously allocated to a Fixed
              Allocation,  those amounts may be transferred  from the Fixed  Allocation  and  re-allocated  to the variable  investment options pro-rata according to your current allocations.  A Market Value Adjustment will apply.

|X|      Account Value below reallocation  trigger:  A portion of your Account Value in the variable  investment options is transferred to a new Fixed Allocation.  These amounts are transferred on a pro-rata basis from the variable investment  options.  The new Fixed Allocation will have a Guarantee Period equal to the remaining  duration in the Guaranteed  Return Option.  The
              Account Value applied to the new Fixed  Allocation  will be credited with the fixed interest rate then being applied to a new Fixed Allocation of the next higher yearly  duration.  The Account Value will remain invested in the Fixed Allocation until the maturity date of the program  unless,  at an earlier date,  your Account Value is at or above the  reallocation trigger and amounts can be transferred to the variable  investment  options (as described  above) while  maintaining  the guarantee protection under the program.

American  Skandia uses an  allocation  mechanism  based on  assumptions  of expected and maximum  market  volatility  to determine  the reallocation  trigger.  The  allocation  mechanism is used to determine the allocation of Account Value between Fixed  Allocations  and the Sub-accounts you choose.  American  Skandia reserves the right to change the allocation  mechanism and the reallocation  trigger at its discretion.

Program Termination
The Guaranteed  Return Option will  terminate on its maturity  date. You can elect to participate in a new Guaranteed  Return Option or re-allocate  your  Account  Value at that time.  Upon  termination,  any  Account  Value  allocated  to the Fixed  Allocations  will be transferred to the WFVT Money Market Sub-account, unless you provide us with alternative instructions.

Special Considerations under the Guaranteed Return Option
This program is subject to certain rules and restrictions, including, but not limited to the following:
|X|      You may  terminate  the  Guaranteed  Return  Option at any  time.  American  Skandia  does not  provide  any  guarantees  upon termination of the program.
|X|      Withdrawals  from your  Annuity  while the  program  is in effect  will  reduce the  guaranteed  amount  under the  program in proportion  to your  Account  Value at the time of the  withdrawal.  Withdrawals  will be subject to all other  provisions  of the
     Annuity, including any Contingent Deferred Sales Charge or Market Value Adjustment that would apply.
|X|      Additional  Purchase Payments applied to the Annuity while the program is in effect will only increase the amount  guaranteed;
     however, all or a portion of any additional Purchase Payments may be allocated to the Fixed Allocations.
|X|      Annuity Owners cannot  transfer  Account Value to or from a Fixed  Allocation  while  participating  in the program and cannot participate in any dollar cost averaging program that transfers  Account Value from a Fixed Allocation to the variable  investment options.
|X|      Transfers  from Fixed  Allocations  will be subject to the Market Value  Adjustment  formula under the Annuity;  however,  the
     0.10%  "cushion"  feature of the formula will not apply. A Market Value  Adjustment may be either  positive or negative.  Transfer amounts will be taken from the most recently applied Fixed Allocation.
|X|      Transfers from the  Sub-accounts to Fixed  Allocations or from Fixed  Allocations to the  Sub-accounts  under the program will not count toward the maximum number of free transfers allowable under the Annuity.
|X|      The Guaranteed  Return Option will terminate:  (a) upon the death of the Owner or the Annuitant (in an entity owned contract);
     and (b) as of the date Account Value is applied to begin annuity payments.
|X|      You can elect to  restart  the seven (7) year  program  duration  on any  anniversary  of the Issue Date of the  Annuity.  The
     Account Value on the date the restart is effective  will become the new  commencement  value.  You can only elect the program once per Annuity Year.

Charges under the Program
We charge a fee of 0.25% of  Account  Value per year to  participate  in the  Guaranteed  Return  Option.  The  charge is  deducted  to compensate  American  Skandia  for: (a) the risk that your  Account  Value on the maturity  date of the program is less than the amount guaranteed;  and (b)  administration  of the program.  The charge is deducted in arrears on an annual basis on each  anniversary of the
Issue Date of the  Annuity.  If you choose to begin the  program on a date other than the Issue Date of the  Annuity or an  anniversary of the Issue Date of the  Annuity,  we will charge a pro-rata  portion of the annual  charge for the  remaining  portion of the Annuity
Year. If the program  terminates before  completion for any reason other than death or  medically-related  surrender,  we will assess a pro-rata  portion of the annual charge.  We will deduct the annual charge for  participating  in the program pro-rata from the variable investment options.

MAY I AUTHORIZE MY INVESTMENT PROFESSIONAL TO MANAGE MY ACCOUNT?
Yes.  You may  authorize  your  investment  professional  to direct the  allocation  of your  Account  Value and to  request  financial transactions  between  investment  options while you are living,  subject to our rules. You must contact us immediately if and when you revoke such authority.  We will not be responsible for acting on instructions  from your investment  professional if you fail to inform us that such person's  authority has been revoked.  We may also suspend,  cancel or limit these  privileges at any time. We will notify you if we do.

We or an affiliate of ours may provide administrative support to licensed,  registered investment  professionals or investment advisors who you authorize to make financial  transactions on your behalf.  These investment  professionals may be firms or persons who also are appointed by us as authorized  sellers of the Annuity.  However,  we do not offer advice about how to allocate your Account Value under any  circumstance.  Any  investment  professionals  you engage to provide  advice  and/or make  transfers  for you is not acting on our behalf.  We are not  responsible for any  recommendations  such investment  professionals  make, any market timing or asset  allocation programs they choose to follow or any specific transfers they make on your behalf.

We may require  investment  professionals  or investment  advisors,  who are authorized by multiple  contract  owners to make financial transactions,  to enter into an  administrative  agreement with American  Skandia as a condition of our accepting  transactions on your behalf.  The  administrative  agreement may impose  limitations on the investment  professional's  or investment  advisor's  ability to request  financial  transactions on your behalf.  These  limitations  are intended to minimize the detrimental  impact of an investment professional  who is in a position to  transfer  large  amounts of money for  multiple  clients in a  particular  Portfolio  or type of portfolio or to comply with specific  restrictions or limitations  imposed by a Portfolio(s) on American  Skandia.  The  administrative agreement  may limit  the  available  investment  options,  require  advance  notice of large  transactions,  or impose  other  trading limitations on your investment  professional.  Your  investment  professional  will be informed of all such  restrictions on an ongoing basis.  We may also require that your  investment  professional  transmit  all  financial  transactions  using the  electronic  trading functionality  available  through our Internet  website  (www.americanskandia.com).  Limitations  that we may impose on your investment professional or investment advisor under the terms of the  administrative  agreement do not apply to financial  transactions  requested by an Owner on their own behalf, except as otherwise described in this Prospectus.

HOW DO THE FIXED INVESTMENT OPTIONS WORK?
We credit  the fixed  interest  rate to the Fixed  Allocation  throughout  a set  period of time  called a  "Guarantee  Period."  Fixed
Allocations  currently are offered with Guarantee  Periods from 1 to 10 years.  We may make Fixed  Allocations  of different  durations available in the future,  including Fixed Allocations  offered  exclusively for use with certain optional  investment  programs.  Fixed
Allocations  may not be available in all states and may not always be available for all Guarantee  Periods  depending on market factors and other considerations.

The interest  rate credited to a Fixed  Allocation  is the rate in effect when the  Guarantee  Period begins and does not change during the Guarantee  Period.  The rates are an effective annual rate of interest.  We determine the interest rates for the various  Guarantee
Periods.  At the time that we confirm  your Fixed  Allocation,  we will  advise  you of the  interest  rate in effect and the date your
Fixed  Allocation  matures.  We may change the rates we credit new Fixed  Allocations at any time. Any change in interest rate does not affect  Fixed  Allocations  that  were in  effect  before  the date of the  change.  To  inquire  as to the  current  rates  for  Fixed
Allocations, please call 1-800-766-4530.

A Guarantee Period for a Fixed Allocation begins:
|X|      when all or part of a net Purchase Payment is allocated to that particular Guarantee Period;
|X|      upon transfer of any of your Account Value to a Fixed Allocation for that particular Guarantee Period; or
|X|      when you "renew" a Fixed Allocation by electing a new Guarantee Period.

To the extent  permitted by law, we may  establish  different  interest  rates for Fixed  Allocations  offered to a class of Owners who choose to participate in various optional  investment programs we make available.  This may include,  but is not limited to, Owners who elect to use Fixed  Allocations  under a dollar  cost  averaging  program  (see "Do You Offer  Dollar Cost  Averaging?")  or a balanced investment  program (see "Do you offer  programs  designed to guarantee a "Return of Premium" at a future  date?").  The interest  rate credited to Fixed  Allocations  offered to this class of purchasers may be different than those offered to other  purchasers who choose the same Guarantee Period but who do not participate in an optional investment program.  Any such program is at our sole discretion.

HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?
We do not have a specific  formula for  determining  the fixed  interest rates for Fixed  Allocations.  Generally the interest rates we offer for Fixed  Allocations  will reflect the  investment  returns  available on the types of investments we make to support our fixed rate  guarantees.  These  investment  types may include  cash,  debt  securities  guaranteed by the United  States  government  and its agencies and  instrumentalities,  money market  instruments,  corporate debt obligations of different  durations,  private  placements, asset-backed  obligations  and municipal  bonds.  In  determining  rates we also  consider  factors such as the length of the Guarantee
Period for the Fixed  Allocation,  regulatory  and tax  requirements,  liquidity  of the markets for the type of  investments  we make, commissions,  administrative  and investment  expenses,  our insurance  risks in relation to the Fixed  Allocations,  general  economic trends and  competition.  Some of these  considerations  are similar to those we consider in determining  the Insurance  Charge that we deduct from Account Value allocated to the Sub-accounts.

We will credit  interest on a new Fixed  Allocation  in an existing  Annuity at a rate not less than the rate we are then  crediting to
Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The  interest  rate we  credit  for a  Fixed  Allocation  is  subject  to a  minimum.  Please  refer  to the  Statement  of  Additional
Information.  In certain states the interest rate may be subject to a minimum under state law or regulation.

HOW DOES THE MARKET VALUE ADJUSTMENT WORK?
If you transfer or withdraw  Account Value from a Fixed  Allocation more than 30 days before the end of its Guarantee  Period,  we will adjust the value of your investment  based on a formula,  called a "Market Value  Adjustment" or "MVA".  The amount of any Market Value
Adjustment  can be either  positive  or  negative,  depending  on the  movement  of a  combination  of Strip  Yields  on Strips  and an
Option-adjusted  Spread  (each as defined  below)  between  the time that you  purchase  the Fixed  Allocation  and the time you make a transfer  or  withdrawal.  The  Market  Value  Adjustment  formula  compares  the  combination  of  Strip  Yields  for  Strips  and the
Option-adjusted  Spreads  as of the  date the  Guarantee  Period  began  with  the  combination  of Strip  Yields  for  Strips  and the
Option-adjusted  Spreads as of the date the MVA is being  calculated.  In certain states the amount of any Market Value  Adjustment may be limited  under state law or  regulation.  If your Annuity is governed by the laws of that state,  any Market Value  Adjustment  that applies will be subject to our rules for complying with such law or regulation.

|X|      "Strips" are a form of security where  ownership of the interest  portion of United States  Treasury  securities are separated from ownership of the underlying principal amount or corpus.
|X|      "Strip Yields" are the yields payable on coupon Strips of United States Treasury securities.
|X|      "Option-adjusted  Spread" is the difference between the yields on corporate debt securities  (adjusted to disregard options on such  securities)  and  government  debt  securities  of  comparable  duration.  We currently  use the Merrill  Lynch 1 to 10 year
     Investment Grade Corporate Bond Index of Option-adjusted Spreads.

MVA Formula
The MVA formula is applied  separately to each Fixed  Allocation to determine the Account Value of the Fixed Allocation on a particular date.  The formula is as follows:

                                                      [(1+I) / (1+J+0.0010)]N/365
                                                                where:

                  I is the Strip  Yield as of the start date of the  Guarantee  Period for coupon  Strips  maturing at the end of the  applicable  Guarantee  Period  plus the  Option-adjusted  Spread.  If  there  are no
                  Strips  maturing  at that  time,  we will use the Strip  Yield for the  Strips  maturing  as soon as possible after the Guarantee Period ends.

                  J is the Strip Yield as of the date the MVA formula is being applied for coupon  Strips  maturing at the end of the  applicable  Guarantee  Period  plus the  Option-adjusted  Spread.  If  there  are no
                  Strips  maturing  at that  time,  we will use the Strip  Yield for the  Strips  maturing  as soon as possible after the Guarantee Period ends.

                  N is the number of days remaining in the original Guarantee Period.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]N/365.

MVA Examples
The following hypothetical examples show the effect of the MVA in determining Account Value.  Assume the following:
|X|      On December 31, 2000,  you allocate  $50,000 into a Fixed  Allocation  with a Guarantee  Period of 5 years (e.g.  the Maturity
         Date is December 31, 2005).
|X|      The Strip Yields for coupon Strips  beginning on December 31, 2000 and maturing on December 31, 2005 plus the  Option-adjusted
         Spread is 5.50% (I = 5.50%).
|X|      You make no  withdrawals  or transfers  until you decided to withdraw  the entire Fixed  Allocation  after  exactly  three (3)
         years, therefore 730 days remain before the Maturity Date (N = 730).

Example of Positive MVA
Assume  that at the  time  you  request  the  withdrawal,  the  Strip  Yields  for  Strips  maturing  on  December  31,  2005  plus the
Option-adjusted Spread is 4.00%  (J = 4.00%).  Based on these assumptions, the MVA would be calculated as follows:

                                  MVA Factor = [(1+I)/(1+J+0.0010)]N/365 = [1.055/1.041]2 = 1.027078
                                                      Interim Value = $57,881.25
                                   Account Value after MVA = Interim Value X MVA Factor = $59,448.56

Example of Negative MVA
Assume  that at the  time  you  request  the  withdrawal,  the  Strip  Yields  for  Strips  maturing  on  December  31,  2005  plus the
Option-adjusted Spread is 7.00% (J = 7.00%).  Based on these assumptions, the MVA would be calculated as follows:

                                  MVA Factor = [(1+I)/(1+J+0.0010)]N/365 = [1.055/1.071)]2 = 0.970345
                                                      Interim Value = $57,881.25
                                  Account Value after MVA = Interim Value X MVA Factor = $56,164.78.

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
The "Maturity  Date" for a Fixed  Allocation  is the last day of the  Guarantee  Period.  Before the Maturity  Date,  you may choose to renew the Fixed  Allocation  for a new Guarantee  Period of the same or different  length or you may transfer all or part of that Fixed
Allocation's  Account  Value to another  Fixed  Allocation  or to one or more  Sub-accounts.  We will not charge a MVA if you choose to renew a Fixed  Allocation  on its Maturity  Date or transfer the Account  Value to one or more  variable  investment  options.  We will notify you before  the end of the  Guarantee  Period  about the fixed  interest  rates  that we are  currently  crediting  to all Fixed
Allocations that are being offered.  The rates being credited to Fixed Allocations may change before the Maturity Date.

If you do not specify how you want a Fixed  Allocation  to be allocated on its Maturity  Date,  we will then transfer the Account Value of the Fixed  Allocation  to the WFVT  Money  Market  Sub-account.  You can then  elect to  allocate  the  Account  Value to any of the
Sub-accounts or to a new Fixed Allocation.

ACCESS TO ACCOUNT VALUE

WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?
During the  accumulation  period you can access your Account Value  through  Partial  Withdrawals,  Systematic  Withdrawals,  and where required for tax  purposes,  Minimum  Distributions.  You can also  surrender  your Annuity at any time. We may deduct a portion of the
Account Value being  withdrawn or  surrendered  as a CDSC. If you  surrender  your Annuity,  in addition to any CDSC, we may deduct the
Annual  Maintenance  Fee,  any Tax Charge  that  applies and the charge for any  optional  benefits.  We may also apply a Market  Value
Adjustment  to any Fixed  Allocations.  Certain  amounts  may be  available  to you each  Annuity  Year that are not subject to a CDSC.
These are  called  "Free  Withdrawals."  In  addition,  under  certain  circumstances,  we may waive the CDSC for  surrenders  made for qualified  medical reasons or for  withdrawals  made to satisfy Minimum  Distribution  requirements.  Unless you notify us differently, withdrawals  are taken pro-rata based on the Account Value in the investment  options at the time we receive your  withdrawal  request.
Each of these types of distributions is described more fully below.

ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?
(For more information, see "Tax Considerations")

During the Accumulation Period
A distribution  during the  accumulation  period is deemed to come first from any "gain" in your Annuity and second as a return of your
"tax  basis",  if any.  Distributions  from your  Annuity  are  generally  subject to  ordinary  income  taxation  on the amount of any investment  gain unless the  distribution  qualifies as a non-taxable  exchange or transfer.  If you take a  distribution  prior to the taxpayer's  age 59 1/2, you may be subject to a 10% penalty in addition to ordinary  income  taxes on any gain.  You may wish to consult a professional tax advisor for advice before requesting a distribution.

During the Annuitization Period
During the  annuitization  period,  a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time of the payment.  The Code and  regulations  have  "exclusionary  rules" that we use to determine  what portion of each annuity payment  should  be  treated  as a  return  of any tax  basis  you have in the  Annuity.  Once the tax  basis in the  Annuity  has been distributed,  the  remaining  annuity  payments  are  taxable as  ordinary  income.  The tax basis in the  Annuity  may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.

CAN I WITHDRAW A PORTION OF MY ANNUITY?
Yes, you can make a withdrawal during the accumulation period.

|X|      To meet liquidity  needs,  you can withdraw a limited amount from your Annuity during each of Annuity Years 1-4 without a CDSC being  applied.  We call this the "Free  Withdrawal"  amount.  The Free  Withdrawal  amount is not  available if you choose to surrender  your  Annuity.  Amounts  withdrawn  as a Free  Withdrawal  do not  reduce  the amount of CDSC that may apply upon a subsequent withdrawal or surrender of the Annuity.  The minimum Free Withdrawal you may request is $100.

|X|      You can also make  withdrawals  in excess of the Free  Withdrawal  amount.  We call this a  "Partial  Withdrawal."  The amount that you may withdraw  will depend on the  Annuity's  Surrender  Value.  The  Surrender  Value is equal to your Account  Value minus any CDSC,  the Annual  Maintenance  Fee,  the Tax  Charge,  any  charges  for  optional  benefits  and any Market  Value
         Adjustment that may apply to any Fixed  Allocations.  After any Partial  Withdrawal,  your Annuity must have a Surrender Value of at least  $1,000,  or we may treat the  Partial  Withdrawal  request  as a request to fully  surrender  your  Annuity.  The minimum Partial Withdrawal you may request is $100.

When we determine if a CDSC applies to Partial  Withdrawals and Systematic  Withdrawals,  we will first determine what, if any, amounts qualify as a Free  Withdrawal.  Those amounts are not subject to the CDSC.  Partial  Withdrawals  or Systematic  Withdrawals of amounts greater than the maximum Free Withdrawal amount will be subject to a CDSC.

You may request a withdrawal  for an exact dollar  amount after  deduction  of any CDSC that  applies  (called a "net  withdrawal")  or request a gross  withdrawal  from which we will deduct any CDSC that  applies,  resulting  in less money being  payable to you than the amount you  requested.  If you  request a net  withdrawal,  the amount  deducted  from your  Account  Value to pay the CDSC may also be subject to a CDSC.

Partial Withdrawals may also be available following annuitization but only if you choose certain annuity payment options.

To request the forms necessary to make a withdrawal from your Annuity,  contact our Customer  Service Team at  1-800-680-8920  or visit our Internet Website at www.americanskandia.com.

HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?

Annuity Year 1-4
The maximum Free  Withdrawal  amount  during each of Annuity  Year 1 through  Annuity  Year 4 (when a CDSC would  otherwise  apply to a partial  withdrawal or surrender of your initial Purchase  Payments) is 10% of all Purchase  Payments.  The 10% Free Withdrawal  amount is not  cumulative.  Withdrawals  of amounts  greater than the maximum Free  Withdrawal  amount are treated as a withdrawal of Purchase
Payments and will be assessed a CDSC during  Annuity  Years 1 through 4. If, during  Annuity  Years 1 through 4, all Purchase  Payments withdrawn are subject to a CDSC,  then any subsequent  withdrawals  will be withdrawn from any gain in the Annuity.  If you do not make a Free Withdrawal during an Annuity Year, you are not allowed to carry over the Free Withdrawal amount to the next Annuity Year.

Annuity Year 5+
After Annuity Year 4, you can surrender your Annuity or make a partial  withdrawal  without a CDSC being deducted from the amount being withdrawn.

NOTE:  Amounts  that you have  withdrawn  as a Free  Withdrawal  will not reduce  the amount of any CDSC that we deduct if,  during the first four (4) Annuity Years, you make a partial withdrawal or choose to surrender the Annuity.

Examples
1.       Assume  you make an  initial  Purchase  Payment  of  $10,000  and make no  additional  Purchase  Payments.  The  maximum  Free
     Withdrawal amount during each of the first four Annuity Years would be 10% of $10,000, or $1,000.

2.       Assume you make an initial  Purchase  Payment of $10,000 and make an additional  Purchase Payment of $5,000 in Annuity Year 2.
     The maximum  Free  Withdrawal  amount  during  Annuity  Year 3 and 4 would be 10% of $15,000,  or $1,500.  From Annuity Year 5 and
     thereafter,  you can  surrender  your Annuity or make a partial  withdrawal  without a CDSC being  deducted  from the amount being withdrawn.

IS THERE A CHARGE FOR A PARTIAL WITHDRAWAL?
A CDSC may be assessed  against a Partial  Withdrawal  during the first four (4) Annuity  Years.  Whether a CDSC applies and the amount to be charged depends on whether the Partial  Withdrawal  exceeds any Free Withdrawal  amount and, if so, the number of years that have elapsed since the Issue Date of the Annuity.

1.       If you request a Partial  Withdrawal,  we determine if the amount you  requested is available as a Free  Withdrawal  (in which case it would not be subject to a CDSC);
2.       If the amount  requested  exceeds the  available  Free  Withdrawal  amount,  we  determine if a CDSC will apply to the Partial
     Withdrawal  based on the number of years that have  elapsed  since the Annuity was issued.  Any CDSC will only apply to the amount withdrawn that exceeds the Free Withdrawal amount.

|X|      If the  Annuity has been in effect for less than four  complete  years,  a CDSC will be charged on the amount of the  Purchase
         Payment being withdrawn, according to the CDSC table.
|X|      If the Annuity has been in effect for more than four complete years, no CDSC will be charged on the amount being withdrawn.

     For purposes of calculating  the CDSC on a partial  withdrawal,  the Purchase  Payments  being  withdrawn may be greater than your remaining  Account  Value or the  amount  of your  withdrawal  request.  This is most  likely  to occur  if you  have  made  prior withdrawals under the Free Withdrawal provision or if your Account Value has declined in value due to negative market performance.

CAN I MAKE PERIODIC WITHDRAWALS FROM THE ANNUITY DURING THE ACCUMULATION PERIOD?
Yes. We call these "Systematic  Withdrawals."  You can receive  Systematic  Withdrawals of earnings only,  principal plus earnings or a flat  dollar  amount.  Systematic  Withdrawals  during the first four (4)  Annuity  Years may be subject to a CDSC.  We will  determine whether a CDSC applies and the amount in the same way as we would for a Partial Withdrawal.

Systematic  Withdrawals can be made from Account Value allocated to the variable  investment options or Fixed  Allocations.  Generally,
Systematic  Withdrawals from Fixed Allocations are limited to earnings accrued after the program of Systematic  Withdrawals  begins, or payments of fixed dollar  amounts that do not exceed such  earnings.  Systematic  Withdrawals  are  available on a monthly,  quarterly, semi-annual  or annual  basis.  The  Surrender  Value of your  Annuity  must be at least  $20,000  before we will  allow you to begin a program of Systematic Withdrawals.

The minimum  amount for each  Systematic  Withdrawal  is $100.  If any  scheduled  Systematic  Withdrawal is for less than $100, we may postpone the withdrawal and add the expected amount to the amount that is to be withdrawn on the next scheduled Systematic Withdrawal.

DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTION 72(t) OF THE INTERNAL REVENUE CODE?
Yes. If your Annuity is used as a funding  vehicle for certain  retirement  plans that receive  special tax  treatment  under  Sections
401, 403(b) or 408 of the Code,  Section 72(t) of the Code may provide an exception to the 10% penalty tax on distributions  made prior to age 59 1/2if you elect to receive  distributions  as a series of  "substantially  equal  periodic  payments".  Distributions  received under this provision in any Annuity Year that exceed the maximum amount  available as a free  withdrawal  will be subject to a CDSC. To request a program  that  complies  with Section  72(t),  you must provide us with  certain  required  information  in writing on a form acceptable to us. We may require  advance  notice to allow us to calculate  the amount of 72(t)  withdrawals.  The  Surrender  Value of your Annuity must be at least $20,000  before we will allow you to begin a program for  withdrawals  under Section  72(t).  The minimum amount for any such withdrawal is $100.

You may also annuitize  your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments before age 59 1/2that are not subject to the 10% penalty.

WHAT ARE MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?
(See "Tax Considerations" for a further discussion of Minimum Distributions.)

Minimum  Distributions  are a type of Systematic  Withdrawal we allow to meet distribution  requirements  under Sections 401, 403(b) or
408 of the Code.  Under the Code,  you may be required to begin  receiving  periodic  amounts from your Annuity.  In such case, we will allow you to make  Systematic  Withdrawals  in amounts that satisfy the minimum  distribution  rules under the Code. We do not assess a
CDSC on Minimum  Distributions  from your Annuity if you are required by law to take such  Minimum  Distributions  from your Annuity at the time it is taken.  However,  a CDSC may be  assessed  on that  portion of a  Systematic  Withdrawal  that is taken to  satisfy  the minimum  distribution  requirements  in relation to other  savings or  investment  plans under  other  qualified  retirement  plans not maintained with American Skandia.

The amount of the required Minimum  Distribution for your particular  situation may depend on other annuities,  savings or investments.
We will only  calculate  the amount of your required  Minimum  Distribution  based on the value of your  Annuity.  We require three (3)
days advance written notice to calculate and process the amount of your payments.  We may charge you for calculating  required  Minimum
Distributions.  You may elect to have Minimum Distributions paid out monthly,  quarterly,  semi-annually or annually.  The $100 minimum that applies to Systematic Withdrawals does not apply to Minimum Distributions.

You may also annuitize  your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments and satisfying the Minimum Distribution requirements under the Code.

CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
Yes.  During the  accumulation  period you can  surrender  your Annuity at any time.  Upon  surrender,  you will receive the  Surrender
Value.  Upon surrender of your Annuity, you will no longer have any rights under the Annuity.

For purposes of calculating the CDSC on surrender,  the Purchase  Payments being  withdrawn may be greater than your remaining  Account
Value or the  amount  of your  withdrawal  request.  This is most  likely to occur if you have made  prior  withdrawals  under the Free
Withdrawal provision or if your Account Value has declined in value due to negative market performance.

Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.

To request the forms necessary to surrender your Annuity,  contact our Customer  Service Team at  1-800-680-8920  or visit our Internet
Website at www.americanskandia.com.

WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
Where  permitted by law,  you may request to surrender  your  Annuity  prior to the Annuity Date without  application  of any CDSC upon occurrence of a medically-related "Contingency Event".  The amount payable will be your Account Value.

This waiver of any applicable CDSC is subject to our rules, including but not limited to the following:
|X|      the Annuitant must be alive as of the date we pay the proceeds of such surrender request;
|X|      if the Owner is one or more natural persons, all such Owners must also be alive at such time;
|X|      we must receive  satisfactory  proof of the Annuitant's  confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us; and
|X|      this benefit is not available if the total Purchase  Payments  received  exceed  $500,000 for all annuities  issued by us with this benefit where the same person is named as Annuitant.

The  Annuitant  must have been named or any  change of  Annuitant  must have been  accepted  by us,  prior to the  "Contingency  Event"
described above in order to qualify for a medically-related surrender.

The  definitions  of "Medical Care  Facility" and "Fatal  Illness," as well as additional  terms and  conditions,  are provided in your
Annuity.  Specific details and definitions in relation to this benefit may differ in certain jurisdictions.

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
We currently make annuity  options  available that provide fixed annuity  payments,  variable  payments or adjustable  payments.  Fixed options  provide the same  amount with each  payment.  Variable  options  generally  provide a payment  which may  increase or decrease depending on the investment  performance of the  Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options provide a fixed payment that is periodically  adjusted based on current  interest rates. We do not guarantee to make any annuity payment options  available in the future.  For additional  information on annuity payment options you may request a Statement of Additional Information.

When you  purchase an Annuity,  or at a later date,  you may choose an Annuity  Date,  an annuity  option and the  frequency of annuity payments.  You may change your  choices up to 30 days before the  Annuity  Date.  A maximum  Annuity  Date may be required by law.  Any change to these  options must be in writing.  The Annuity Date may depend on the annuity  option you choose.  Certain  annuity  options may not be available depending on the age of the Annuitant.

Certain of these annuity  options may be available to  Beneficiaries  who choose to receive the Death  Benefit  proceeds as a series of payments instead of a lump sum payment.

Option 1
--------
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this section) is the person or persons upon whose life annuity  payments are based. No additional  annuity  payments are made after the death of the key life.  Since no minimum number of payments is guaranteed,  this option offers the largest amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one  payment  will be payable if the death of the key life occurs before the date the second  payment was due,  and no other  payments  nor death  benefits  would be payable.  This Option is  currently available on a fixed or variable basis.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 2
--------
Payments  Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint  lifetime of two key lives,  and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the  survivor's  death.  No minimum number of payments is  guaranteed  under this option.  It is possible that only one payment will be payable if the death of all the key lives occurs  before the date the second  payment was due, and no other  payments or death  benefits  would be payable.  This Option is currently available on a fixed or variable basis.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 3
--------
Payments for Life with a Certain  Period:  Under this option,  income is payable until the death of the key life.  However,  if the key life dies before the end of the period selected (5, 10 or 15 years),  the remaining  payments are paid to the Beneficiary until the end of such  period.  This Option is  currently  available  on a fixed or variable  basis.  If you elect to receive  payments on a variable basis under this  option,  you can request  partial or full  surrender  of the annuity and receive its then current cash value (if any)
subject to our rules.

Option 4
--------
Fixed Payments for a Certain Period:  Under this option,  income is payable  periodically for a specified number of years. If the payee dies  before the end of the  specified  number of years,  the  remaining  payments  are paid to the  Beneficiary  until the end of such period.  Note that under this option,  payments are not based on any  assumptions of life  expectancy.  Therefore,  that portion of the
Insurance  Charge  assessed to cover the risk that key lives outlive our  expectations  provides no benefit to an Owner  selecting this option.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
--------
Variable Payments for Life with a Cash Value:  Under this option,  benefits are payable  periodically  until the death of the key life.
Benefits may increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also  varies  with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile  investment performance so that negative  investment  performance  does not  automatically  result in a decrease in the annuity payment each month, and positive  investment  performance  does not  automatically  result in an increase in the annuity  payment  each month.  The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the Beneficiary in a lump sum or as periodic  payments.  Under this option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
--------
Variable  Payments for Life with a Cash Value and Guarantee:  Under this option,  benefits are payable as described in Option 5; except
                                                                                                                                 ------
that,  while the key life is alive,  the annuity  payment will not be less than a guaranteed  amount,  which  generally is equal to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the Beneficiary in a lump sum or as periodic  payments.  Under this option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
Unless  prohibited  by law, we require that you elect either a life annuity or an annuity with a certain  period of at least 5 years if any CDSC would apply were you to  surrender  your  Annuity on the Annuity  Date.  Therefore,  choosing an Annuity  Date within four (4)
years of the Issue Date of the Annuity may limit the available  annuity  payment  options.  Certain  annuity payment options may not be available if your Annuity Date occurs during the period that a CDSC would apply.

If you have not provided us with your Annuity Date or annuity payment option in writing, then:
|X|      the Annuity Date will be the first day of the calendar  month  following  the later of the  Annuitant's  85th  birthday or the fifth anniversary of our receipt of your request to purchase an Annuity; and
|X|      the annuity  payments,  where  allowed by law,  will be  calculated on a fixed basis under Option 3, Payments for Life with 10 years certain.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments (Options 1-4)
If you choose to receive fixed annuity payments,  you will receive equal  fixed-dollar  payments  throughout the period you select. The amount of the fixed payment will vary depending on the annuity payment option and payment  frequency you select.  Generally,  the first annuity  payment is  determined  by  multiplying  the  Account  Value,  minus any state  premium  taxes  that may apply,  by the factor determined  from our table of annuity  rates.  The table of annuity rates differs based on the type of annuity chosen and the frequency of payment  selected.  Our rates will not be less than our guaranteed  minimum rates.  These guaranteed  minimum rates are derived from the a2000  Individual  Annuity  Mortality  Table with an assumed  interest rate of 3% per annum.  Where  required by law or regulation, such  annuity  table will have  rates that do not differ  according  to the gender of the key life.  Otherwise,  the rates will  differ according to the gender of the key life.

Variable Annuity Payments
We offer three  different  types of variable  annuity  payment  options.  The first annuity  payment will be calculated  based upon the assumed  investment  return  ("AIR").  You  select the AIR  before we start to make  annuity  payments.  You will not  receive  annuity payments  until you choose an AIR.  The  remaining  annuity  payments  will  fluctuate  based on the  performance  of the  Sub-accounts relative to the AIR,  as well as,  other  factors  described  below.  The greater the AIR,  the greater the first  annuity  payment.  A higher AIR may result in smaller  potential  growth in the annuity  payments.  A lower AIR results in a lower initial annuity  payment.
Within payment options 1-3, if the Sub-accounts  you choose perform exactly the same as the AIR, then subsequent  annuity payments will be the same as the first  annuity  payment.  If the  Sub-accounts  you choose  perform  better than the AIR,  then  subsequent  annuity payments will be higher than the first annuity  payment.  If the  Sub-accounts  you choose perform worse than the AIR, then  subsequent annuity  payments will be lower than the first.  Within payment  options 5 and 6, the cash value for the Annuitant  (while alive) and a variable  period of time during which annuity  payments will be made whether or not the Annuitant is still alive are adjusted  based on the  performance of the  Sub-accounts  relative to the AIR;  however,  subsequent  annuity  payments do not always increase or decrease based on the performance of the Sub-accounts relative to the AIR.

|X|      Variable Payments (Options 1-3)
         -----------------
         We calculate  each annuity  payment  amount by  multiplying  the number of units  scheduled to be redeemed under a schedule of units for each  Sub-account by the Unit Value of each  Sub-Account  on the annuity  payment date. We determine the schedule of units  based on your  Account  Value  (minus any premium tax that  applies) at the time you elect to begin  receiving  annuity payments.  The schedule of units will vary based on the annuity  payment  option  selected,  the length of any certain  period
         (if  applicable),  the  Annuitant's  age and gender (if annuity  payments are due for the life of the  Annuitant) and the Unit
         Value of the Sub-Accounts  you initially  selected on the Issue Date. The calculation is performed for each  Sub-Account,  and the sum of the Sub-Account  calculations equals the amount of your annuity payment.  Other than to fund annuity payments,  the number  of units  allocated  to each  Sub-Account  will not  change  unless  you  transfer  among the  Sub-Accounts  or make a withdrawal (if allowed).  You can select one of three AIRs for these options: 3%, 5% or 7%.

|X|      Stabilized Variable Payments (Option 5)
         ----------------------------
         This option  provides  guaranteed  payments for life, a cash value for the Annuitant  (while  alive) and a variable  period of time during which  annuity  payments  will be made  whether or not the  Annuitant  is still  alive.  We calculate  the initial
                                                                                                                                -------
         annuity  payment  amount by  multiplying  the number of units  scheduled to be redeemed  under a schedule of units by the Unit
         Values  determined on the  annuitization  date. The schedule of units is established  for each  Sub-account  you choose on the annuitization  date based on the applicable  benchmark  rate,  meaning the AIR, and the annuity  factors.  The annuity factors reflect our  assumptions  regarding  the costs we expect to bear in  guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark  rate,  the  annuitant's  attained age and gender (where  permitted).  Unlike  variable  payments
         (described  above) where each payment can vary based on Sub-account  performance,  this payment option  cushions the immediate impact of Sub-account  performance  by adjusting the length of the time during which annuity  payments will be made whether or not the Annuitant is alive while generally  maintaining a level annuity payment amount.  Sub-account  performance that exceeds a benchmark rate will generally  extend this time period,  while  Sub-account  performance  that is less than a benchmark rate will generally  shorten the period.  If the period reaches zero and the Annuitant is still alive,  Annuity Payments  continue, however,  the annuity  payment  amount will vary  depending  on  Sub-account  performance,  similar to  conventional  variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         ------------------------------------------------------
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above). In addition to the  stabilization  feature,  this option also guarantees that variable annuity payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

The variable  annuity  payment  options are described in greater detail in a separate  prospectus  which will be provided to you at the time you elect one of the variable annuity payment options.

Adjustable Annuity Payments
We may make an adjustable  annuity payment option  available.  Adjustable  annuity  payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment amount is adjusted upward or downward  depending on the rate we are currently  crediting to annuity payments.  The adjustment in the annuity payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

DEATH BENEFIT

WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?

The Annuity  provides a Death Benefit  during its  accumulation  period.  If the Annuity is owned by one or more natural  persons,  the
Death  Benefit is payable  upon the first death of an Owner.  If the Annuity is owned by an entity,  the Death  Benefit is payable upon the Annuitant's  death, if there is no Contingent  Annuitant.  If a Contingent  Annuitant was designated  before the Annuitant's  death and the Annuitant  dies,  then the  Contingent  Annuitant  becomes the Annuitant and a Death Benefit will not be paid at that time. The person upon whose death the Death Benefit is paid is referred to below as the "decedent."

The Annuity  provides a basic Death  Benefit at no  additional  charge.  The  Insurance  Charge we deduct daily from your Account Value allocated to the  Sub-accounts is used, in part, to pay us for the risk we assume in providing the basic Death Benefit  guarantee under the Annuity.  The Annuity also offers two  different  optional  Death  Benefits.  Either  benefit can be  purchased  for an  additional charge.  The additional  charge is deducted to compensate  American  Skandia for providing  increased  insurance  protection  under the optional Death Benefits.  Notwithstanding  the additional  protection  provided under the optional Death Benefits,  the additional cost has the impact of reducing the net performance of the investment options.

The basic Death Benefit is the greater of:
|X|      The sum of all Purchase Payments less the sum of all proportional withdrawals.
|X|      The sum of your Account Value in the variable investment options and your Interim Value in the Fixed Allocations.

For purposes of the basic and optional Death Benefits,  "proportional  withdrawals" are determined by calculating the percentage of the
Account  Value that each prior  withdrawal  represented  when  withdrawn.  For example,  a withdrawal  of 50% of Account Value would be considered as a 50% reduction in Purchase Payments.

OPTIONAL DEATH BENEFITS
You can  purchase  either of two  optional  Death  Benefits  with your  Annuity to provide an  enhanced  level of  protection  for your beneficiaries.

NOTE:  You may not elect the Enhanced  Beneficiary  Protection  Optional  Death  Benefit if you have elected any other  Optional  Death
Benefit.

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Currently,  these  benefits are only offered and must be elected at the time that you purchase your  Annuity.  We may, at a later date, allow existing  Annuity Owners to purchase  either of the optional Death Benefits  subject to our rules and any changes or restrictions in the  benefits.  Certain  terms and  conditions  may differ if you  purchase  your  Annuity as part of an  exchange,  replacement  or transfer, in whole or in part, from any other Annuity we issue.
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Enhanced Beneficiary Protection Optional Death Benefit
The Enhanced  Beneficiary  Protection  Optional Death Benefit can provide  additional  amounts to your  Beneficiary that may be used to offset  federal and state taxes  payable on any  taxable  gains in your  Annuity at the time of your  death.  Whether  this  benefit is appropriate for you may depend on your  particular  circumstances,  including  other financial  resources that may be available to your
Beneficiary to pay taxes on your Annuity  should you die during the  accumulation  period.  No benefit is payable if death occurs on or after the Annuity Date.

The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit  provides a benefit  that is payable in  addition  to the basic  Death
Benefit.  If the  Annuity  has one Owner,  the Owner must be age 75 or less at the time the  benefit is  purchased.  If the Annuity has joint Owners, the oldest Owner must be age 75 or less.  If the Annuity is owned by an entity, the Annuitant must be age 75 or less.

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The Enhanced  Beneficiary  Protection  Optional Death Benefit is being offered in those jurisdictions where we have received regulatory approval.  Certain terms and conditions  may differ between  jurisdictions  once  approved.  Please refer to the section  entitled "Tax
Considerations" for a discussion of special tax considerations for purchasers of this benefit.
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Calculation of Enhanced Beneficiary Protection Optional Death Benefit
If you purchase the Enhanced Beneficiary Protection Optional Death Benefit, the Death Benefit is calculated as follows:

1.       the basic Death Benefit described above

     PLUS

2.       50% of the "Death Benefit Amount" less Purchase Payments reduced by proportional withdrawals.

Death Benefit Amount includes your Account Value and any amounts added to your Account Value under the Annuity's basic Death Benefit
--------------------
when the Death Benefit is calculated.  Under the basic Death Benefit, amounts are added to your Account Value when the Account Value is less than Purchase Payments minus proportional withdrawals.

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The Enhanced  Beneficiary  Protection  Optional  Death Benefit is subject to a maximum of 50% of all Purchase  Payments  applied to the
Annuity at least 12 months prior to the death of the decedent that triggers the payment of the Death Benefit.
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See Appendix C for examples of how the Enhanced Beneficiary Protection Optional Death Benefit is calculated.

Guaranteed Minimum Death Benefit
If the Annuity has one Owner, the Owner must be age 80 or less at the time the optional Death Benefit is purchased.  If the Annuity has joint Owners, the oldest Owner must be age 80 or less.  If the Annuity is owned by an entity, the Annuitant must be age 80 or less.

Key Terms Used with the Guaranteed Minimum Death Benefit

|X|      The Death Benefit Target Date is the contract  anniversary  on or after the 80th birthday of the current Owner,  the oldest of
             -------------------------
     either joint Owner or the Annuitant, if entity owned.

|X|      The  Highest  Anniversary  Value  equals the  highest of all  previous  "Anniversary  Values" on or before the  earlier of the
              ---------------------------
     Owner's date of death and the "Death Benefit Target Date".

|X|      The Anniversary  Value is the Account Value as of each anniversary of the Issue Date plus the sum of all Purchase  Payments on
             ------------------
     or after such anniversary less the sum of all "Proportional Reductions" since such anniversary.

Calculation of Guaranteed Minimum Death Benefit
The Guaranteed Minimum Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greatest of:

1.       the Account Value in the  Sub-accounts  plus the Interim Value of any Fixed  Allocations (no MVA) as of the date we receive in writing "due proof of death"; and
2.       the sum of all Purchase  Payments minus the sum of all Proportional  Reductions,  each increasing daily until the Owner's date of death at a rate of 5.0%,  subject to a limit of 200% of the  difference  between the sum of all Purchase  Payments and the sum of all withdrawals as of the Owner's date of death; and
3.       the "Highest Anniversary Value" on or immediately preceding the Owner's date of death.

         The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any Proportional Reductions since such date.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the  Account  Value as of the date we  receive in writing  "due  proof of death" (an MVA may be  applicable  to amounts in any
              Fixed Allocations); and
2.       the greater of Item 2 & 3 above on the Death  Benefit  Target Date plus the sum of all Purchase  Payments  less the sum of all
              Proportional Reductions since the Death Benefit Target Date.

Annuities with joint Owners
For Annuities  with Joint Owners,  the Death Benefit is calculated as shown above except that the age of the oldest of the Joint Owners is used to  determine  the Death  Benefit  Target Date.  NOTE:  If you and your spouse own the Annuity  jointly,  we will pay the Death
Benefit to the  Beneficiary.  If the sole primary  Beneficiary is the surviving  spouse,  then the surviving spouse can elect to assume ownership of the Annuity and continue the contract instead of receiving the Death Benefit.

Annuities owned by entities
For  Annuities  owned by an entity,  the Death  Benefit is  calculated  as shown above except that the age of the  Annuitant is used to determine  the  Death  Benefit  Target  Date.  Payment  of the Death  Benefit  is based on the death of the  Annuitant  (or  Contingent
Annuitant, if applicable).

Can I terminate the optional Death Benefits?  Do the optional Death Benefits terminate under other circumstances?
You can terminate the Enhanced  Beneficiary  Protection  Optional Death Benefit and the  Guaranteed  Minimum Death Benefit at any time.
Upon  termination,  you will be required to pay a pro-rata  portion of the annual charge for the benefit.  Both optional Death Benefits will  terminate  automatically  on the Annuity Date. We may also  terminate any optional  Death Benefit if necessary to comply with our interpretation of the Code and applicable regulations.

What are the charges for the optional Death Benefits?
We deduct a charge  from your  Account  Value if you  elect to  purchase  either  optional  Death  Benefit.  The  Enhanced  Beneficiary
Protection  Death  Benefit  costs 0.25% of Account  Value.  The  Guaranteed  Minimum  Death  Benefit  costs 0.30% of the current  Death
Benefit.  The charges for these death  benefits are deducted in arrears each Annuity  Year.  No charge  applies after the Annuity Date.
We deduct the charge:
1.       on each anniversary of the Issue Date;
2.       when Account Value is transferred to our general account prior to the Annuity Date;
3.       if you surrender your Annuity; and
4.       if you choose to terminate the benefit (Enhanced Beneficiary Protection Optional Death Benefit only)

If you surrender the Annuity,  elect to begin receiving  annuity  payments or terminate the benefit on a date other than an anniversary of the Issue  Date,  the charge will be  prorated.  During the first year after the Issue  Date,  the charge will be prorated  from the
Issue Date.  In all subsequent years, it would be prorated from the last anniversary of the Issue Date.

We first  deduct the amount of the charge  pro-rata  from the Account  Value in the  variable  investment  options.  We only deduct the charge pro-rata from the Fixed  Allocations to the extent there is  insufficient  Account Value in the variable  investment  options to pay the charge.  If your Annuity's  Account Value is  insufficient  to pay the charge,  we may deduct your remaining  Account Value and terminate  your  Annuity.  We will  notify  you if your  Account  Value is  insufficient  to pay the  charge and allow you to submit an additional Purchase Payment to continue your Annuity.

Please refer to the section entitled "Tax Considerations" for additional considerations in relation to the optional Death Benefit.

PAYMENT OF DEATH BENEFITS

Payment of Death Benefit to Beneficiary
Except in the case of a spousal Beneficiary, in the event of your death, the death benefit must be distributed:
|X|      as a lump sum amount at any time within five (5) years of the date of death; or
|X|      as a series  of  annuity  payments  not  extending  beyond  the life  expectancy  of the  Beneficiary  or over the life of the
         Beneficiary.  Payments under this option must begin within one year of the date of death.

Unless you have made an election  prior to death benefit  proceeds  becoming due, a Beneficiary  can elect to receive the Death Benefit proceeds as a series of fixed annuity  payments  (annuity  payment options 1-4) or as a series of variable  annuity  payments  (annuity payment options 1-3 or 5 and 6).  See the section entitled "What Types of Annuity Options are Available."

Spousal Beneficiary - Assumption of Annuity
You may name your  spouse as your  Beneficiary.  If you and your  spouse  own the  Annuity  jointly,  we assume  that the sole  primary
Beneficiary  will be the surviving  spouse unless you elect an  alternative  Beneficiary  designation.  Unless you elect an alternative
Beneficiary  designation,  the spouse  Beneficiary  may elect to assume  ownership of the Annuity  instead of taking the Death  Benefit payment.  Any Death Benefit  (including any optional Death  Benefits) that would have been payable to the  Beneficiary  will become the new Account  Value as of the date we receive due proof of death and any required  proof of a spousal  relationship.  As of the date the assumption is  effective,  the  surviving  spouse will have all the rights and benefits that would be available  under the Annuity to a new  purchaser of the same  attained  age. For purposes of  determining  any future Death  Benefit for the  surviving  spouse,  the new
Account  Value  will be  considered  as the  initial  Purchase  Payment.  No CDSC will apply to the new  Account  Value.  However,  any additional  Purchase  Payments  applied after the date the  assumption is effective  will be subject to all  provisions of the Annuity, including any CDSC that may apply to the additional Purchase Payments.

See the section  entitled  "Managing  Your  Annuity - Spousal  Contingent  Annuitant"  for a discussion  of the  treatment of a spousal
Contingent Annuitant in the case of the death of the Annuitant in an entity owned Annuity.

IRA Beneficiary Continuation Option
The Code  provides  for  alternative  death  benefit  payment  options  when an Annuity is used as an IRA,  403(b) or other  "qualified investment"  that requires  Minimum  Distributions.  Upon the Owner's death under an IRA,  403(b) or other  "qualified  investment",  a
Beneficiary may generally elect to continue the Annuity and receive  Minimum  Distributions  under the Annuity instead of receiving the death  benefit in a single  payment.  The available  payment  options will depend on whether the Owner died on or before the date he or she was required to begin receiving Minimum Distributions under the Code and whether the Beneficiary is the surviving spouse.

|X|      If death occurs before the date Minimum  Distributions  must begin under the Code, the Death Benefit can be paid out in either a lump sum, within five years from the date of death,  or over the life or life  expectancy of the designated  Beneficiary (as long as  payments  begin  by  December  31st of the  year  following  the  year  of  death).  However,  if the  spouse  is the
         Beneficiary,  the Death Benefit can be paid out over the life or life  expectancy  of the spouse with such payments  beginning no earlier  than  December  31st of the year  following  the year of death or December  31st of the year in which the deceased would have reached age 70 1/2, which ever is later.

|X|      If death occurs after the date Minimum  Distributions  must begin under the Code,  the Death Benefit must be paid out at least as rapidly as under the method then in effect.

A Beneficiary  has the  flexibility to take out more each year than required under the Minimum  Distribution  rules.  Until  withdrawn, amounts in an IRA,  403(b) or other  "qualified  investment"  continue  to be tax  deferred.  Amounts  withdrawn  each year,  including amounts  that are  required  to be  withdrawn  under the Minimum  Distribution  rules,  are  subject to tax.  You may wish to consult a professional  tax  advisor for tax advice as to your  particular  situation.  See the  section  entitled  "How are  Distributions  From
Qualified Contracts Taxed? - Minimum Distributions after age 70 1/2."

Upon election of this IRA Beneficiary Continuation option:

|X|      the Annuity contract will be continued in the Owner's name, for the benefit of the Beneficiary.
|X|      the Account Value will be equal to any Death Benefit  (including  any optional  Death Benefit) that would have been payable to the Beneficiary if they had taken a lump sum distribution.
|X|      the Beneficiary may request  transfers among  Sub-accounts,  subject to the same limitations and restrictions  that applied to the Owner.  NOTE: The Sub-accounts offered under the IRA Beneficiary Continuation option may be limited.
|X|      no additional Purchase Payments can be applied to the Annuity.
|X|      the basic Death Benefit and any optional Death Benefits elected by the Owner will no longer apply to the Beneficiary.
|X|      the Beneficiary can request a withdrawal of all or a portion of the Account Value at any time without application of a CDSC.
|X|      upon the death of the  Beneficiary,  any  remaining  Account  Value will be paid in a lump sum to the  person(s)  named by the
              Beneficiary.
|X|      all amounts in the Annuity must be paid out to the Beneficiary according to the Minimum Distribution rules described above.

Please contact  American  Skandia for additional  information on the  availability,  restrictions  and limitations that will apply to a
Beneficiary under the IRA Beneficiary Continuation option.

Are there any exceptions to these rules for paying the Death Benefit?
Yes,  there are  exceptions  that apply no matter how your Death Benefit is  calculated.  There are  exceptions to the Death Benefit if the decedent was not the Owner or  Annuitant  as of the Issue Date and did not become the Owner or Annuitant  due to the prior  Owner's or  Annuitant's  death.  Any minimum Death  Benefit that applies will be suspended for a two-year  period from the date he or she first became Owner or  Annuitant.  After the two-year  suspension  period is  completed,  the Death Benefit is the same as if this person had been an Owner or Annuitant on the Issue Date.

When do you determine the Death Benefit?
We determine the amount of the Death Benefit as of the date we receive "due proof of death",  any  instructions we require to determine the method of payment and any other  written  representations  we require to determine  the proper  payment of the Death Benefit to all
Beneficiaries.  "Due proof of death" may include a certified  copy of a death  certificate,  a certified copy of a decree of a court of competent  jurisdiction as to the finding of death or other  satisfactory  proof of death.  Upon our receipt of "due proof of death" we automatically  transfer the Death  Benefit to the WFVT Money Market  Sub-Account  until we further  determine  the universe of eligible
Beneficiaries.  Once the universe of eligible  Beneficiaries  has been  determined  each eligible  Beneficiary  may allocate his or her eligible share of the Death Benefit to the Sub-Accounts according to our rules.

Each  Beneficiary  must make an election as to the method they wish to receive their portion of the Death  Benefit.  Absent an election of a Death Benefit payment  method,  no Death Benefit can be paid to the  Beneficiary.  We may require  written  acknowledgment  of all named  Beneficiaries  before we can pay the Death  Benefit.  During the period  from the date of death  until we receive  all  required paper work, the amount of the Death Benefit may be subject to market fluctuations.

Plus40(TM)OPTIONAL LIFE INSURANCE RIDER

NOTE:  You may not elect the Plus40(TM)Optional Life Insurance Rider if you have elected the Enhanced Beneficiary Protection Optional
Death Benefit.

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The life insurance  coverage  provided under the Plus40(TM)Optional Life Insurance Rider ("Plus40(TM)rider" or the "Rider") is supported by
American  Skandia's general account and is not subject to, or registered as a security under,  either the Securities Act of 1933 or the
Investment  Company Act of 1940.  Information  about the Plus40(TM)rider is included in this  Prospectus to help you understand the Rider and the  relationship  between the Rider and the value of your Annuity.  It is also included because you can elect to pay for the Rider with taxable  withdrawals  from your Annuity.  The staff of the Securities and Exchange  Commission has not reviewed this  information.
However,  the information may be subject to certain generally  applicable  provisions of the Federal securities laws regarding accuracy and completeness.
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The Plus40(TM)rider provides an income  tax-free life  insurance  benefit to your  Beneficiary(ies)  equal to 40% of the Account Value of your Annuity as of the date we receive due proof of death,  subject to certain  adjustments,  restrictions and  limitations.  The Rider may be  especially  useful in  offsetting  federal and state taxes  payable on any  taxable  gains in your  Annuity at the time of your death.  The Rider is available in addition to the death benefit  payable under the Annuity.  Whether the Rider is  appropriate  for you may depend on your particular  circumstances,  including other financial  resources that may be available to your  Beneficiary(ies)  to pay taxes on the gain in your Annuity  should you die during the  accumulation  period.  No amounts are payable  under the Rider if you die on or after the date your Account Value is applied to begin  receiving  annuity  payments or after you  surrender the Annuity.  The
Rider has no cash value.

Currently,  the  Plus40(TM)rider is only  offered and must be elected at the time that you  purchase  your  Annuity.  We may, at a later date, allow existing Annuity Owners to purchase the Plus40(TM)rider subject to our rules and any changes or restrictions.

Please refer to Appendix D for a more complete description of the Plus40(TM)rider.

VALUING YOUR INVESTMENT

HOW IS MY ACCOUNT VALUE DETERMINED?
During the  accumulation  period,  the Annuity has an Account Value.  The Account Value is determined  separately for each  Sub-account allocation and for each Fixed  Allocation.  The Account Value is the sum of the values of each Sub-account  allocation and the value of each Fixed  Allocation.  The Account  Value does not reflect any CDSC that may apply to a withdrawal  or  surrender.  When  determining the Account  Value on a day more than 30 days prior to a Fixed  Allocation's  Maturity  Date,  the Account Value may include any Market
Value Adjustment that would apply to a Fixed Allocation (if withdrawn or transferred) on that day.

WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
The Surrender Value of your Annuity is the value  available to you on any day during the  accumulation  period.  The Surrender Value is equal to your Account Value minus any CDSC, the Annual  Maintenance Fee and the charge for any optional  benefits.  The Surrender Value will also include any Market Value Adjustment that may apply.

HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
When you allocate Account Value to a Sub-Account,  you are purchasing units of the Sub-account.  Each Sub-account  invests  exclusively in shares of an underlying  Portfolio.  The value of the Units fluctuate with the market  fluctuations of the Portfolios.  The value of the Units also reflect the daily accrual for the Insurance Charge.

Each  Valuation  Day,  we  determine  the price for a Unit of each  Sub-account,  called the "Unit  Price."  The Unit Price is used for determining  the  value of  transactions  involving  Units of the  Sub-accounts.  We  determine  the  number of Units  involved  in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.

Example
Assume you allocate  $5,000 to a  Sub-account.  On the Valuation  Day you make the  allocation,  the Unit Price is $14.83.  Your $5,000 buys 337.154 Units of the  Sub-account.  Assume that later,  you wish to transfer $3,000 of your Account Value out of that  Sub-account and into  another  Sub-account.  On the  Valuation  Day you  request  the  transfer,  the Unit Price of the  original  Sub-account  has increased to $16.79.  To transfer  $3,000,  we sell 178.677  Units at the current Unit Price,  leaving you 158.477  Units.  We then buy
$3,000 of Units of the new Sub-account at the Unit Price of $17.83.  You would then have 168.255 Units of the new Sub-account.

HOW DO YOU VALUE FIXED ALLOCATIONS?
During the Guarantee  Period,  we use the concept of an Interim  Value.  The Interim Value can be calculated on any day and is equal to the initial value  allocated to a Fixed  Allocation plus all interest  credited to a Fixed  Allocation as of the date  calculated.  The
Interim  Value does not include the impact of any Market  Value  Adjustment.  If you made any  transfers  or  withdrawals  from a Fixed
Allocation,  the Interim  Value will reflect the  withdrawal of those  amounts and any interest  credited to those amounts  before they were  withdrawn.  To determine the Account Value of a Fixed  Allocation on any day other than its Maturity Date or within 30 days prior to its Maturity Date, we multiply the Account Value of the Fixed Allocation times the Market Value Adjustment factor.

WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?
American  Skandia is generally open to process  financial  transactions  on those days that the New York Stock Exchange  (NYSE) is open for trading.  There may be  circumstances  where the NYSE does not open on a regularly  scheduled  date or time or closes at an earlier time  than  scheduled  (normally  4:00 p.m.  EST).  Financial  transactions  requested  before  the  close of the NYSE  which  meet our requirements  will be  processed  according  to the value next  determined  following  the close of  business.  Financial  transactions requested  on a  non-business  day or after the close of the NYSE  will be  processed  based on the  value  next  computed  on the next business day. There may be  circumstances  when the opening or closing time of the NYSE is different than other major stock  exchanges, such as NASDAQ or the American Stock  Exchange.  Under such  circumstances,  the closing time of the NYSE will be used when valuing and processing transactions.

There may be circumstances where the NYSE is open, however,  due to inclement weather,  natural disaster or other circumstances  beyond our control,  our offices may be closed or our business  processing  capabilities may be restricted.  Under those  circumstances,  your
Account  Value may  fluctuate  based on  changes in the Unit  Values,  but you may not be able to  transfer  Account  Value,  or make a purchase or redemption request.

The NYSE is closed on the following  nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day,  Presidents'  Day,
Good Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving,  and  Christmas.  On those  dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Initial Purchase  Payments:  We are required to allocate your initial  Purchase  Payment to the Sub-accounts  within two (2) days after we receive all of our  requirements  to issue the  Annuity.  If we do not have all the required  information  to allow us to issue your
Annuity,  we may retain the Purchase Payment while we try to reach you or your  representative  to obtain all of our  requirements.  If we are unable to obtain all of our required  information  within five (5) days,  we are required to return the Purchase  Payment to you at that time,  unless you  specifically  consent to our retaining the Purchase Payment while we gather the required  information.  Once we obtain the required  information,  we will invest the Purchase Payment and issue the Annuity within two (2) days.  During any period that we are trying to obtain the required information, your money is not invested.

Additional  Purchase  Payments:  We will apply any  additional  Purchase  Payments on the  Valuation  Day that we receive the  Purchase
Payment with satisfactory allocation instructions.

Scheduled  Transactions:  "Scheduled"  transactions include transfers under a Dollar Cost Averaging,  rebalancing,  or asset allocation program,  Systematic  Withdrawals,  Minimum  Distributions or annuity payments.  Scheduled  transactions are processed and valued as of the date they are  scheduled,  unless the scheduled day is not a Valuation  Day. In that case,  the  transaction  will be processed and valued on Valuation Day prior to the scheduled transaction date.

Unscheduled  Transactions:  "Unscheduled"  transactions include any other non-scheduled  transfers and requests for Partial Withdrawals or Free  Withdrawals or Surrenders.  Unscheduled  transactions  are processed and valued as of the Valuation Day we receive the request at our Office and have all of the required information.

Medically-related  Surrenders & Death Benefits:  Medically-related  surrender  requests and Death Benefit claims require our review and evaluation  before  processing.  We price such  transactions  as of the date we receive at our Office all supporting  documentation  we require for such transactions and that are satisfactory to us.

TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSIDERATIONS OF THIS ANNUITY?
Following  is a brief  summary of some of the Federal tax  considerations  relating to this  Annuity.  However,  since the tax laws are complex and tax  consequences are affected by your individual  circumstances,  this summary of our  interpretation  of the relevant tax laws is not intended to be fully  comprehensive  nor is it intended as tax advice.  Therefore,  you may wish to consult a  professional tax advisor for tax advice as to your particular situation.

HOW ARE AMERICAN SKANDIA AND THE SEPARATE ACCOUNTS TAXED?
The Separate  Accounts are taxed as part of American  Skandia.  American  Skandia is taxed as a life  insurance  company  under Part I, subchapter L of the Code.  No taxes are due on interest,  dividends and  short-term  or long-term  capital gains earned by the Separate
Accounts with respect to the Annuities.

IN GENERAL, HOW ARE ANNUITIES TAXED?
Section 72 of the Code governs the taxation of annuities in general.  Taxation of the Annuity will depend in large part on:

1.       whether the Annuity is used by:
|X|      a qualified  pension plan,  profit sharing plan or other retirement  arrangement that is eligible for special  treatment under the Code (for purposes of this discussion, a "Qualified Contract"); or
|X|      an individual or a corporation, trust or partnership (a "Non-qualified Contract"); and

2.

whether the Owner is:
|X|      an individual person or persons; or
|X|      an entity including a corporation, trust or partnership.

Individual  Ownership:  If one or more  individuals own an Annuity,  the Owner of the Annuity is generally not taxed on any increase in the  value of the  Annuity  until an  amount is  received  (a  "distribution").  This is  commonly  referred  to as "tax  deferral".  A distribution  can be in the form of a lump sum payment  including  payment of a Death Benefit,  or in annuity payments under one of the annuity payment options.  Certain other transactions may qualify as a distribution and be subject to taxation.

Entity  Ownership:  If the  Annuity is owned by an entity and is not a Qualified  Contract,  generally  the Owner of the  Annuity  must currently  include any increase in the value of the Annuity during a tax year in its gross income.  An exception from current  taxation applies for annuities  held by an employer with respect to a terminated  tax-qualified  retirement  plan, a trust holding an annuity as an agent for a natural person,  or by a decedent's  estate by reason of the death of the decedent.  A tax-exempt entity for Federal tax purposes may not be subject to income tax as a result of this provision.

HOW ARE DISTRIBUTIONS TAXED?
Distributions from an Annuity are taxed as ordinary income and not as capital gains.

Distributions  Before  Annuitization:  Distributions  received before annuity payments begin are generally treated as coming first from
"income on the contract" and then as a return of the  "investment  in the  contract".  The amount of any  distribution  that is treated as receipt of "income on the  contract" is  includible  in the  taxpayer's  gross  income and taxable in the year it is  received.  The amount of any distribution treated as a return of the "investment in the contract" is not includible in gross income.

|X|      "Income on the contract" is calculated by  subtracting  the taxpayer's  "investment in the contract" from the aggregate  value of all "related contracts" (discussed below).
|X|      "Investment  in the  contract"  is  equal  to  total  purchase  payments  for  all  "related  contracts"  minus  any  previous distributions  or  portions  of such  distributions  from such  "related  contracts"  that were not  includible  in gross  income.
     "Investment  in the contract" may be affected by whether an annuity or any "related  contract" was purchased as part of a tax-free exchange of life insurance,  endowment,  or annuity contracts under Section 1035 of the Code. The "investment in the contract" for a Qualified Contract will be considered zero for tax reporting purposes.

Distributions  After  Annuitization:  A portion of each  annuity  payment  received  on or after the  Annuity  Date will  generally  be taxable.  The taxable  portion of each annuity  payment is determined by a formula which  establishes the ratio that the "investment in the contract"  bears to the total value of annuity  payments to be made.  This is called the  "exclusion  ratio." The investment in the contract is excluded from gross income.  Any portion of an annuity  payment  received that exceeds the exclusion ratio will be entirely includible in gross income.  The formula for  determining  the exclusion  ratio differs  between fixed and variable  annuity  payments.
When annuity  payments  cease because of the death of the person upon whose life  payments are based and, as of the date of death,  the amount of annuity  payments  excluded from taxable income by the exclusion ratio does not exceed the "investment in the contract," then the remaining portion of unrecovered investment may be allowed as a deduction on the decedent's final income tax return.

Penalty  Tax on  Distributions:  Generally,  any  distribution  from an  annuity  not used in  conjunction  with a  Qualified  Contract
(Qualified  Contracts  are  discussed  below) is  subject to a penalty  equal to 10% of the amount  includible  in gross  income.  This penalty does not apply to certain distributions, including:
|X|      Distributions made on or after the taxpayer has attained age 591/2;
|X|      Distributions made on or after the death of the contract owner, or, if the owner is an entity, the death of the annuitant;
|X|      Distributions attributable to the taxpayer's becoming disabled;
|X|      Distributions  which are part of a series of  substantially  equal periodic  payments for the life (or life expectancy) of the taxpayer (or the joint lives of the taxpayer and the taxpayer's designated beneficiary);
|X|      Distributions of amounts which are treated as "investments in the contract" made prior to August 14, 1982;
|X|      Payments under an immediate annuity as defined in the Code;
|X|      Distributions under a qualified funding asset under Code Section 130(d); or
|X|      Distributions  from an annuity  purchased by an employer on the  termination  of a qualified  pension plan that is held by the employer until the employee separates from service.

Special  rules  applicable to "related  contracts":  Contracts  issued by the same insurer to the same  contract  owner within the same calendar year (other than certain contracts owned in connection with a tax-qualified  retirement  arrangement) are to be treated as one annuity  contract  when  determining  the  taxation of  distributions  before  annuitization.  We refer to these  contracts as "related contracts."  In  situations  involving  related  contracts we believe that the values under such  contracts  and the  investment in the contracts will be added together to determine the proper taxation of a distribution  from any one contract  described under the section
"Distributions before  Annuitization."  Generally,  distributions will be treated as coming first from income on the contract until all of the income on all such  related  contracts is  withdrawn,  and then as a return of the  investment  in the  contract.  There is some uncertainty  regarding the manner in which the Internal  Revenue  Service would view related  contracts  when one or more contracts are immediate  annuities or are contracts that have been annuitized.  The Internal Revenue Service has not issued guidance  clarifying this issue as of the date of this Prospectus.  You are particularly cautioned to seek advice from your own tax advisor on this matter.

Special concerns regarding  "substantially equal periodic payments":  (also known as "72(t)" or "72(q)" distributions) Any modification to a program of distributions  which are part of a series of substantially  equal periodic  payments that occur before the later of the taxpayer  reaching age 59 1/2or five (5) years from the first of such  payments will result in the  requirement  to pay the 10% premature distribution  penalty that would have been due had the payments  been treated as subject to the 10% premature  distribution  penalty in the years received,  plus interest.  This does not apply when the  modification is by reason of death or disability.  American  Skandia does not currently support a section 72(q) program.

Special concerns  regarding  immediate  annuities:  The Internal Revenue Service has ruled that the immediate  annuity exception to the
10% penalty  described above under "Penalty Tax on Distributions"  for  "non-qualified"  immediate  annuities as defined under the Code may not apply to annuity payments under a contract  recognized as an immediate  annuity under state insurance law obtained  pursuant to an exchange of a contract if: (a) purchase  payments for the  exchanged  contract were  contributed  or deemed to be  contributed  more than one year prior to the annuity  starting  date under the  immediate  annuity;  and (b) the  annuity  payments  under the  immediate annuity do not meet the requirements of any other exception to the 10% penalty.

Special rules in relation to tax-free  exchanges under Section 1035:  Section 1035 of the Code permits certain tax-free  exchanges of a life  insurance,  annuity or  endowment  contract  for an annuity.  If an annuity is  purchased  through a tax-free  exchange of a life insurance,  annuity or endowment  contract that was purchased  prior to August 14, 1982, then any  distributions  other than as annuity payments will be considered to come:
|X|      First, from the amount of "investment in the contract" made prior to August 14, 1982 and exchanged into the annuity;
|X|      Then,  from any  "income on the  contract"  that is  attributable  to the  purchase  payments  made  prior to August 14,  1982
       (including income on such original purchase payments after the exchange);
|X|      Then, from any remaining "income on the contract"; and
|X|      Lastly, from the amount of any "investment in the contract" made after August 13, 1982.

Therefore,  to the extent a  distribution  is equal to or less than the  remaining  investment in the contract made prior to August 14,
1982,  such  amounts are not  included  in taxable  income.  Further,  distributions  received  that are  considered  to be a return of investment on the contract from purchase  payments  made prior to August 14, 1982,  such  distributions  are not subject to the 10% tax penalty.  In all other respects,  the general  provisions of the Code apply to distributions from annuities obtained as part of such an exchange.

Partial  surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts,  therefore avoiding current taxation of any gains in the  contract as well as the 10% IRS tax penalty on pre-age 59 1/2withdrawals.  The IRS has  reserved the right to treat transactions it considers  abusive as ineligible for this favorable partial 1035 exchange  treatment.  We do not know what transactions may be  considered  abusive.  For example,  we do not know how the IRS may view early  withdrawals  or  annuitizations  after a partial exchange.  As of the date of this  prospectus,  we will  treat a partial  surrender  of this type  involving  a  non-qualified  annuity contract as a "tax-free"  exchange for future tax  reporting  purposes,  except to the extent that we, as a reporting  and  withholding agent,  believe that we would be expected to deem the transaction to be abusive.  However,  some insurance  companies may not recognize these partial  surrenders as tax-free  exchanges and may report them as taxable  distributions to the extent of any gain distributed as well as  subjecting  the taxable  portion of the  distribution  to the 10% IRS early  distribution  penalty.  We  strongly  urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

There is no guidance from the Internal  Revenue  Service as to whether a partial  exchange from a life  insurance  contract is eligible for  non-recognition  treatment  under  Section 1035 of the Code. We will  continue to report a partial  surrender of a life  insurance policy as subject to current  taxation to the extent of any gain. In addition,  please be cautioned that no specific  guidance has been provided as to the impact of such a transaction on the remaining life insurance  policy,  particularly as to the subsequent  methods to be used to test for compliance  under the Code for both the  definition of life  insurance and the  definition of a modified  endowment contract.

Special  Considerations  for  Purchasers  of the  Enhanced  Beneficiary  Protection  Optional  Death  Benefit:  As of the  date of this
Prospectus,  it is our understanding  that the charges related to the optional Death Benefit are not subject to current taxation and we will not report them as such.  However,  the IRS could take the position  that these charges  should be treated as partial  withdrawals subject  to  current  taxation  to the extent of any gain and,  if  applicable,  the 10% tax  penalty.  We reserve  the right to report charges for the optional Death Benefit as partial  withdrawals if we, as a reporting and  withholding  agent,  believe that we would be expected to report them as such.

WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED CONTRACTS?
An annuity may be suitable as a funding  vehicle for various  types of  tax-qualified  retirement  plans.  We have  provided  summaries below of the types of tax-qualified  retirement plans with which we may issue an Annuity.  These summaries provide general  information about the tax rules and are not  intended to be complete  discussions.  The tax rules  regarding  qualified  plans are  complex.  These rules may include  limitations on contributions and restrictions on distributions,  including  additional taxation of distributions and additional  penalties.  The terms and conditions of the  tax-qualified  retirement plan may impose other  limitations and  restrictions that are in addition to the terms of the  Annuity.  The  application  of these rules  depends on  individual  facts and  circumstances.
Before  purchasing an Annuity for use in a qualified  plan,  you should obtain  competent tax advice,  both as to the tax treatment and suitability  of such an  investment.  American  Skandia  does not offer all of its  annuities  to all of these  types of  tax-qualified retirement plans.

Corporate  Pension  and  Profit-sharing  Plans:  Annuities  may be used to fund  employee  benefits  of various  corporate  pension and profit-sharing  plans  established by corporate  employers under Section 401(a) of the Code including  401(k) plans.  Contributions  to such plans are not taxable to the employee  until  distributions  are made from the retirement  plan.  The Code imposes  limitations on the  amount  that may be  contributed  and the  timing of  distributions.  The tax  treatment  of  distributions  is subject to special provisions of the Code,  and also depends on the design of the specific  retirement  plan.  There are also special  requirements  as to participation, nondiscrimination, vesting and nonforfeitability of interests.

H.R.  10 Plans:  Annuities  may also be used to fund  benefits  of  retirement  plans  established  by  self-employed  individuals  for themselves  and their  employees.  These are commonly  known as "H.R.  10 Plans" or "Keogh  Plans".  These plans are subject to most of the same types of limitations and requirements as retirement  plans  established by corporations.  However,  the exact  limitations and requirements may differ from those for corporate plans.

Tax Sheltered  Annuities:  Under Section 403(b) of the Code, a tax sheltered annuity ("TSA") is a contract into which contributions may be made by certain  qualifying  employers  such as public schools and certain  charitable,  educational  and  scientific  organizations specified  in Section  501(c)(3)  for the  benefit of their  employees.  Such  contributions  are not  taxable  to the  employee  until distributions  are made from the TSA.  The Code  imposes  limits  on  contributions,  transfers  and  distributions.  Nondiscrimination requirements also apply.

Section 457 Plans:  Under Section 457 of the Code,  deferred  compensation  plans  established  by  governmental  and certain other tax exempt employers for their employees may invest in annuity  contracts.  The Code limits  contributions and  distributions,  and imposes eligibility  requirements as well.  Contributions  are not taxable to employees until distributed from the plan.  However,  plan assets remain the  property of the  employer  and are subject to the claims of the  employer's  general  creditors  until such assets are made available to participants or their beneficiaries.

Individual  Retirement  Arrangements  or "IRAs":  Section  408 of the Code  allows  eligible  individuals  to  maintain  an  individual retirement  account or individual  retirement  annuity ("IRA").  IRAs are subject to limitations on the amount that may be contributed, the  contributions  that may be deducted  from  taxable  income,  the persons who may be eligible to establish an IRA and the time when distributions  must  commence.  Further,  an Annuity may be  established  with  "roll-over"  distributions  from certain  tax-qualified retirement plans and maintain the tax-deferred status of these amounts.

Roth  IRAs:  A form of IRA is also  available  called  a "Roth  IRA".  Contributions  to a Roth  IRA are not tax  deductible.  However, distributions  from a Roth IRA are free from  Federal  income  taxes and are not  subject to the 10%  penalty tax if five (5) tax years have passed since the first  contribution  was made or any conversion from a traditional IRA was made and the  distribution is made (a)
                                                                                                      ---
once the taxpayer is age 59 1/2or older,  (b) upon the death or disability of the taxpayer,  or (c) for qualified  first-time  home buyer expenses,  subject to certain  limitations.  Distributions  from a Roth IRA that are not  "qualified" as described above may be subject to Federal income and penalty taxes.

Purchasers  of IRAs  and  Roth  IRAs  will  receive  a  special  disclosure  document,  which  describes  limitations  on  eligibility, contributions,  transferability  and distributions.  It also describes the conditions under which distributions from IRAs and qualified plans may be rolled over or transferred into an IRA or another  qualified plan, on a tax-deferred  basis and the conditions under which distributions from traditional IRAs may be rolled over to, or the traditional IRA itself may be converted into, a Roth IRA.

SEP IRAs:  Eligible  employers  that  meet  specified  criteria  may  establish  Simplified  Employee  Pensions  or SEP IRAs.  Employer
contributions  that may be made to employee  SEP IRAs are larger than the amounts  that may be  contributed  to other IRAs,  and may be deductible to the employer.

HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?
Distributions  from  Qualified  Contracts  are  generally  taxed under  Section 72 of the Code.  Under these  rules,  a portion of each distribution  may be  excludable  from income.  The  excludable  amount is the  proportion  of a  distribution  representing  after-tax contributions.  Generally,  a 10% penalty tax applies to the taxable portion of a distribution from a Qualified  Contract made prior to age 59 1/2.  However, the 10% penalty tax does not apply when the distribution:
|X|      is part of a properly executed transfer to another IRA or another eligible qualified account;
|X|      is subsequent to the death or  disability  of the taxpayer (for this purpose  disability is as defined in Section  72(m)(7) of the Code);
|X|      is part of a series of substantially  equal periodic  payments to be paid not less frequently than annually for the taxpayer's life or life expectancy or for the joint lives or life expectancies of the taxpayer and a designated beneficiary;
|X|      is subsequent to a separation from service after the taxpayer attains age 55*;
|X|      does not exceed the employee's allowable deduction in that tax year for medical care*;
|X|      is made to an alternate payee pursuant to a qualified domestic relations order*; and
|X|      is made pursuant to an IRS levy.

The exceptions above which are followed by an asterisk (*) do not apply to IRAs.  Certain other exceptions may be available.

Minimum  Distributions  after age 70 1/2: A participant's  interest in a Qualified Contract must generally be distributed,  or begin to be distributed, by the "required beginning date".  This is April 1st of the calendar year following the later of:
|X|      the calendar year in which the individual attains age 70 1/2; or
|X|      the calendar year in which the individual  retires from service with the employer  sponsoring the plan. The retirement  option is not available to IRAs.

The IRS has released Treasury  regulations  containing new Minimum  Distribution  rules. Under the new rules, the Minimum  Distribution amount will be lower for the vast majority of individuals.  For Minimum  Distributions  required in 2002 and beyond, the individual may utilize the 2002 Final Regulations, the 2001 Proposed Regulations or the 1987 Proposed Regulations.

Under the new Minimum  Distribution  rules, a uniform life expectancy  table will be utilized by all  participants  except those with a spouse who is more than ten (10) years younger than the  participant.  In that case,  the new rules permit the  participant  to utilize the  actual  life  expectancies  of the  participant  and the  spouse.  In most  cases,  the  beneficiary  may be  changed  during  the participant's  lifetime with no affect on the Minimum  Distributions.  At death, the designated  Beneficiary may generally take Minimum
Distributions over his/her life expectancy or in a lump sum.

If the amount  distributed is less than the minimum required  distribution for the year, the participant is subject to a 50% tax on the amount  that was not  properly  distributed.  Because of the many  recent  changes  to the  Minimum  Distribution  rules,  we  strongly encourage you to consult with your tax advisor for more detailed information.

GENERAL TAX CONSIDERATIONS

Diversification:  Section 817(h) of the Code provides that a variable annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated  asset account  (including  investments  in a mutual fund by the  segregated  asset account of insurance  companies).  If the  diversification  requirements  under the Code are not met and the annuity is not treated as an annuity, the taxpayer  will be subject to income tax on the annual gain in the contract.  The Treasury  Department's  regulations  prescribe the diversification  requirements for variable annuity contracts.  We expect the underlying mutual fund portfolios to comply with the terms of these regulations.

Transfers Between Investment  Options:  Transfers between investment options are not subject to taxation.  The Treasury  Department may promulgate  guidelines  under which a variable  annuity will not be treated as an annuity for tax  purposes if persons  with  ownership rights have  excessive  control over the  investments  underlying  such variable  annuity.  Such  guidelines may or may not address the number of investment options or the number of transfers between  investment  options offered under a variable annuity.  It is not known whether such  guidelines,  if in fact  promulgated,  would have  retroactive  effect.  It is also not known what effect,  if any,  such guidelines may have on transfers  between the investment  options of the Annuity offered pursuant to this Prospectus.  We will take any action, including modifications to your Annuity or the Sub-accounts, required to comply with such guidelines if promulgated.

Federal Income Tax  Withholding:  Section 3405 of the Code provides for Federal income tax withholding on the portion of a distribution which is  includible  in the gross  income of the  recipient.  Amounts  to be  withheld  depend  upon the  nature of the  distribution.
However,  under most  circumstances  a  recipient  may elect not to have income  taxes  withheld  or have  income  taxes  withheld at a different rate by filing a completed election form with us.

Certain distributions,  known as eligible rollover  distributions,  from Qualified Contracts,  are subject to automatic 20% withholding for Federal income taxes.  The following distributions are not eligible rollover distributions and not subject to 20% withholding::
|X|      any portion of a distribution paid as a Minimum Distribution;
|X|      direct transfers to the trustee of another retirement plan;
|X|      distributions from an individual retirement account or individual retirement annuity;
|X|      distributions  made as  substantially  equal  periodic  payments for the life or life  expectancy  of the  participant  in the retirement plan or the life or life expectancy of such participant and his or her designated beneficiary under such plan;
|X|      distributions that are part of a series of substantial periodic payments pursuant to Section 72(q) or 72(t) of the Code; and
|X|      certain other distributions where automatic 20% withholding may not apply.

Loans,  Assignments and Pledges:  Any amount received directly or indirectly as a loan from, or any assignment or pledge of any portion of the value  of, an  annuity  before  annuity  payments  have  begun is  treated  as a  distribution  subject  to  taxation  under the distribution  rules set forth above.  Any gain in an annuity on or after the  assignment or pledge of an entire  annuity and while such assignment  or pledge  remains in effect is treated as "income on the  contract" in the year in which it is earned.  For  annuities not issued as Qualified  Contracts,  the cost basis of the annuity is increased by the amount of any  assignment  or pledge  includible  in gross  income.  The cost basis is not affected by any  repayment of any loan for which the annuity is  collateral  or by payment of any interest thereon.

Gifts:  The gift of an annuity to someone other than the spouse of the owner (or former spouse  incident to a divorce) is treated,  for income tax purposes, as a distribution.

Estate and Gift Tax  Considerations:  You should obtain competent tax advice with respect to possible federal and state estate and gift tax consequences flowing from the ownership and transfer of annuities.

Generation-Skipping  Transfers:  Under the Code certain taxes may be due when all or part of an annuity is  transferred  to, or a death benefit is paid to, an  individual  two or more  generations  younger than the contract  holder.  These  generation-skipping  transfers generally  include those subject to federal estate or gift tax rules.  There is an aggregate $1.1 million  exemption from taxes for all such  transfers.  We may be required to determine  whether a transaction  is a direct skip as defined in the Code and the amount of the resulting  tax. We will  deduct  from your  Annuity or from any  applicable  payment  treated as a direct skip any amount of tax we are required to pay.

Considerations for Contingent  Annuitants:  There may be adverse tax consequences if a contingent  annuitant succeeds an annuitant when the Annuity is owned by a trust that is neither tax exempt nor qualifies for preferred  treatment  under certain  sections of the Code.
In general,  the Code is designed to prevent indefinite  deferral of tax.  Continuing the benefit of tax deferral by naming one or more contingent  annuitants when the Annuity is owned by a non-qualified  trust might be deemed an attempt to extend the tax deferral for an indefinite  period.  Therefore,  adverse tax treatment may depend on the terms of the trust, who is named as contingent  annuitant,  as well as the  particular  facts and  circumstances.  You should  consult your tax advisor  before  naming a contingent  annuitant if you expect to use an Annuity in such a fashion.

GENERAL INFORMATION

HOW WILL I RECEIVE STATEMENTS AND REPORTS?
We send any  statements and reports  required by applicable  law or regulation to you at your last known address of record.  You should therefore  give us prompt  notice of any address  change.  We reserve  the right,  to the extent  permitted  by law and subject to your prior consent, to provide any prospectus, prospectus supplements,  confirmations,  statements and reports required by applicable law or regulation to you through our Internet Website at  http://www.americanskandia.com  or any other electronic means,  including  diskettes or CD ROMs.  We send a  confirmation  statement  to you each  time a  transaction  is made  affecting  Account  Value,  such as  making additional  Purchase  Payments,  transfers,  exchanges  or  withdrawals.  We also send  quarterly  statements  detailing  the  activity affecting your Annuity during the calendar quarter.  We may confirm regularly  scheduled  transactions,  such as the Annual Maintenance
Fee,  in  quarterly  statements  instead of  confirming  them  immediately.  You  should  review the  information  in these  statements carefully.  You may request additional reports.  We reserve the right to charge up to $50 for each such additional report.

Any errors or  corrections on  transactions  for your Annuity must be reported to us at our Office as soon as possible to assure proper accounting to your Annuity.  For  transactions  that are confirmed  immediately,  we assume all  transactions  are accurate  unless you notify us  otherwise  within 30 days from the date you receive the  confirmation.  For  transactions  that are first  confirmed  on the quarterly  statement,  we assume all  transactions  are  accurate  unless you  notify us within 30 days from the date you  receive  the quarterly  statement.  All  transactions  confirmed  immediately or by quarterly  statement are deemed  conclusive after the applicable
30-day  period.  We may also send an annual  report  and a  semi-annual  report  containing  applicable  financial  statements  for the
Separate  Account and the Portfolios,  as of December 31 and June 30,  respectively,  to Owners or, with your prior consent,  make such documents available electronically through our Internet Website or other electronic means.

WHO IS AMERICAN SKANDIA?
American  Skandia Life Assurance  Corporation  ("American  Skandia") is a stock life insurance  company  domiciled in Connecticut  with licenses in all 50 states and the District of Columbia.  American  Skandia is a  wholly-owned  subsidiary  of American  Skandia,  Inc., whose ultimate parent is Skandia  Insurance  Company Ltd., a Swedish company.  American Skandia markets its products to  broker-dealers and financial  planners  through an internal field marketing  staff. In addition,  American  Skandia markets through and in conjunction with financial institutions such as banks that are permitted directly, or through affiliates, to sell annuities.

American  Skandia is in the business of issuing  variable annuity and variable life insurance  contracts.  American  Skandia  currently offers the  following  products:  (a) flexible  premium  deferred  annuities  and single  premium  fixed  deferred  annuities  that are registered  with the SEC; (b) certain other fixed deferred  annuities that are not registered with the SEC; (c) both fixed and variable immediate  adjustable  annuities;  and (d) single premium  variable life insurance  policy that is registered  with the SEC. No company other than  American  Skandia has any legal  responsibility  to pay amounts that it owes under its variable  annuity and variable  life insurance contracts.

WHAT ARE SEPARATE ACCOUNTS?
The  separate  accounts are where  American  Skandia sets aside and invests the assets of some of our  annuities.  In the  accumulation period,  assets  supporting  Account Values of the Annuities are held in separate  accounts  established under the laws of the State of
Connecticut.  We are the legal  owner of assets in the  separate  accounts.  In the payout  period,  assets  supporting  fixed  annuity payments and any adjustable  annuity payments we make available are held in our general  account.  Assets  supporting  variable annuity payment options may be invested in our separate  accounts.  Income,  gains and losses from assets allocated to these separate  accounts are credited to or charged against each such separate  account without regard to other income,  gains or losses of American  Skandia or of any other of our separate  accounts.  These assets may only be charged with  liabilities  which arise from the  Annuities  issued by
American  Skandia.  The amount of our obligation in relation to allocations to the Sub-accounts is based on the investment  performance of such Sub-accounts.  However, the obligations themselves are our general corporate obligations.

Separate Account B
During the accumulation  period, the assets supporting  obligations based on allocations to the variable investment options are held in
Class 1 Sub-accounts  of American  Skandia Life Assurance  Corporation  Variable  Account B, also referred to as "Separate  Account B".
Separate  Account  B  consists  of  multiple  Sub-accounts.  The  name of each  Sub-account  generally  corresponds  to the name of the underlying  Portfolio.  Separate Account B was established by us pursuant to Connecticut  law.  Separate Account B also holds assets of other  annuities  issued by us with values and benefits that vary  according to the investment  performance of Separate  Account B. The
Sub-accounts  of this Annuity are all Class 1  Sub-accounts  of Separate  Account B. Each  Sub-account  invests only in a single mutual fund or mutual fund  portfolio.  Each class of Sub-accounts in Separate  Account B has a different  level of charges  assessed  against such Sub-accounts.  Separate Account B is registered with the SEC under the Investment  Company Act of 1940 ("Investment  Company Act")
as a unit investment  trust,  which is a type of investment  company.  The SEC does not supervise  investment  policies,  management or practices of Separate Account B.

We reserve the right to make changes to the  Sub-accounts  available  under the Annuity as we determine  appropriate.  We may offer new
Sub-accounts,  eliminate  Sub-accounts,  or combine  Sub-accounts at our sole discretion.  We may also close Sub-accounts to additional
Purchase  Payments on existing  Annuity  contracts or close  Sub-accounts  for Annuities  purchased on or after specified dates. We may also substitute an underlying  mutual fund or portfolio of an underlying  mutual fund for another  underlying  mutual fund or portfolio of an  underlying  mutual fund,  subject to our receipt of any  exemptive  relief that we are  required to obtain under the  Investment
Company Act.  We will notify Owners of changes we make to the Sub-accounts available under the Annuity.

Values and benefits based on allocations to the Sub-accounts  will vary with the investment  performance of the underlying mutual funds or fund  portfolios,  as applicable.  We do not guarantee the investment  results of any  Sub-account.  Your Account Value allocated to the  Sub-accounts  may increase or decrease.  You bear the entire  investment  risk.  There is no assurance  that the Account  Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.

Separate Account D
During the  accumulation  period,  assets  supporting our  obligations  based on Fixed  Allocations  are held in American  Skandia Life
Assurance  Corporation  Separate Account D, also referred to as "Separate  Account D". Such obligations are based on the fixed interest rates we credit to Fixed  Allocations  and the terms of the Annuities.  These  obligations do not depend on the investment  performance of the assets in Separate Account D.  Separate Account D was established by us pursuant to Connecticut law.

There are no units in  Separate  Account  D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An  Annuity  Owner who allocates  a portion of their  Account  Value to  Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely  to us.  We  retain  the risk that the value of the  assets in
Separate  Account D may drop below the  reserves and other  liabilities  we must  maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities  we must  maintain in relation to the  annuities  supported by such assets,  we will transfer  assets from our general account to Separate  Account D to make up the  difference.  We have the right to transfer to our general  account any assets of Separate  Account D in excess of such  reserves and other  liabilities.  We maintain  assets in Separate
Account D supporting a number of annuities we offer.

We currently employ  investment  managers to manage the assets  maintained in Separate Account D. Each manager we employ is responsible for  investment  management  of a different  portion of Separate  Account D. From time to time  additional  investment  managers may be employed or investment  managers may cease being  employed.  We are under no obligation to employ or continue to employ any  investment manager(s) and have sole discretion over the investment managers we retain.

We are not  obligated to invest  according to specific  guidelines  or strategies  except as may be required by  Connecticut  and other state insurance laws.

WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?
Each underlying  mutual fund is registered as an open-end  management  investment  company under the Investment  Company Act. Shares of the  underlying  mutual fund  portfolios  are sold to separate  accounts of life  insurance  companies  offering  variable  annuity and variable life insurance products.  The shares may also be sold directly to qualified pension and retirement plans.

Voting Rights
We are the legal owner of the shares of the underlying  mutual funds in which the Sub-accounts  invest.  However,  under SEC rules, you have voting rights in relation to Account Value  maintained in the  Sub-accounts.  If an underlying  mutual fund  portfolio  requests a vote of  shareholders,  we will vote our shares  based on  instructions  received  from Owners with  Account  Value  allocated  to that
Sub-account.  Owners  have the right to vote an amount  equal to the number of shares  attributable  to their  contracts.  If we do not receive voting  instructions in relation to certain  shares,  we will vote those shares in the same manner and proportion as the shares for which we have  received  instructions.  We will furnish  those  Owners who have Account  Value  allocated  to a  Sub-account  whose underlying  mutual fund  portfolio has requested a "proxy" vote with proxy  materials and the necessary  forms to provide us with their voting  instructions.  Generally,  you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment  strategy,  adoption of a new investment advisory  agreement,  or matters relating to the structure of the underlying mutual fund that require a vote of shareholders.

American  Skandia  Trust (the  "Trust")  has  obtained an  exemption  from the  Securities  and  Exchange  Commission  that permits its investment adviser, American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the
Trust, to change sub-advisors for a Portfolio and to enter into new sub-advisory  agreements,  without obtaining  shareholder  approval of the changes.  This exemption (which is similar to exemptions  granted to other investment  companies that are organized in a similar manner as the Trust) is  intended  to  facilitate  the  efficient  supervision  and  management  of the  sub-advisors  by ASISI and the
Trustees.  The Trust is required,  under the terms of the exemption,  to provide certain  information to  shareholders  following these types of changes.

Material Conflicts
It is possible  that  differences  may occur  between  companies  that offer  shares of an  underlying  mutual fund  portfolio to their respective  separate  accounts  issuing  variable  annuities  and/or  variable  life  insurance  products.  Differences  may also occur surrounding  the offering of an underlying  mutual fund portfolio to variable life insurance  policies and variable  annuity  contracts that we offer. Under certain  circumstances,  these differences could be considered  "material  conflicts," in which case we would take necessary  action to protect  persons with voting rights under our variable  annuity  contracts and variable  life  insurance  policies against persons with voting rights under other insurance  companies'  variable  insurance  products.  If a "material  conflict" were to arise between owners of variable  annuity  contracts and variable life insurance  policies issued by us we would take necessary  action to treat  such  persons  equitably  in  resolving  the  conflict.  "Material  conflicts"  could  arise  due to  differences  in  voting instructions  between owners of variable life insurance and variable annuity contracts of the same or different  companies.  We monitor any potential conflicts that may exist.

Service Fees Payable by Underlying Funds
American  Skandia or our affiliates have entered into  agreements with the investment  adviser or distributor of many of the underlying
Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support services to the Portfolios for which a fee is paid that is generally based on a percentage of the average assets  allocated to the Portfolios  under the Annuity.  Any fees payable will be  consistent  with the  services  rendered or the expected  cost  savings  resulting  from the  arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?
American  Skandia  Marketing,  Incorporated  ("ASM"),  a wholly-owned  subsidiary of American  Skandia,  Inc., is the  distributor  and principal  underwriter of the securities  offered through this prospectus.  ASM acts as the distributor of a number of annuity and life insurance  products we offer and both  American  Skandia  Trust and American  Skandia  Advisor  Funds,  Inc., a family of retail mutual funds. ASM also acts as an introducing  broker-dealer  through which it receives a portion of brokerage  commissions in connection with purchases and sales of  securities  held by portfolios  of American  Skandia Trust which are offered as underlying  investment  options under the Annuity.

ASM's principal  business  address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as broker-dealer  under the
Securities Exchange Act of 1934 ("Exchange Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The  Annuity is offered on a  continuous  basis.  ASM enters into  distribution  agreements  with  independent  broker-dealers  who are registered  under the Exchange Act and with  entities  that may offer the Annuity but are exempt from  registration.  Applications  for the Annuity are solicited by registered  representatives  of those firms.  Such  representatives  will also be our appointed  insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation is paid to firms on sales of the Annuity according to one or more schedules.  The individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is generally  based on a percentage  of Purchase
Payments  made, up to a maximum of 5.5%.  Alternative  compensation  schedules are  available  that provide a lower initial  commission plus ongoing annual  compensation  based on all or a portion of Account Value. We may also provide  compensation for providing  ongoing service to you in relation to the  Annuity.  Commissions  and other  compensation  paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.

In addition,  firms may receive separate compensation or reimbursement for, among other things, training of sales personnel,  marketing or other  services  they provide to us or our  affiliates.  We or ASM may enter into  compensation  arrangements  with  certain  firms.
These  arrangements  will  not be  offered  to all  firms  and the  terms of such  arrangements  may  differ  between  firms.  Any such compensation  will be paid by us or ASM and will not result in any  additional  charge to you.  To the extent  permitted  by NASD rules and other applicable laws and regulations,  ASM may pay or allow other promotional  incentives or payments in the form of cash or other compensation.

Advertising:  We may advertise certain  information  regarding the performance of the investment  options.  Details on how we calculate performance  for the  Sub-accounts  are found in the  Statement of Additional  Information.  This  information  may help you review the performance of the investment  options and provide a basis for comparison  with other  annuities.  This  information may be less useful when comparing the  performance of the investment  options with other savings or investment  vehicles.  Such other  investments may not provide some of the benefits of annuities,  or may not be designed for long-term  investment  purposes.  Additionally  other savings or investment vehicles may not be receive the beneficial tax treatment given to annuities under the Code.

We may advertise the  performance  of the  Portfolios in the form of "Standard"  and  "Non-standard"  Total  Returns.  "Standard  Total
Return" figures assume a hypothetical  initial  investment of $1,000 allocated to a Sub-account  during the most recent,  one, five and ten year  periods (or since the  inception  date that the  Portfolio  has been  offered as a  Sub-account,  if less).  "Standard  Total
Return"  figures assume that the Insurance  Charge and the Annual  Maintenance Fee (if applicable) are deducted and that the Annuity is surrendered at the end of the applicable period,  meaning that any Contingent  Deferred Sales Charge that would apply upon surrender is also  deducted.  "Non-standard  Total Return"  figures  include any  performance  figures that do not meet the SEC's rules for Standard
Total Returns.  Non-standard  Total Returns may also assume that the Annual  Maintenance  Fee does not apply due to the average Account
Value being  greater  than  $100,000,  where the charge is waived.  Non-standard  Total  Returns are  calculated  in the same manner as standardized  returns  except that the figures may not reflect all fees and  charges.  In  particular,  they may assume no surrender at the end of the applicable  period so that the CDSC does not apply.  Standard and  Non-standard  Total Returns will not reflect  charges that apply to any  optional  benefits.  The  additional  cost  associated  with any  optional  benefits  you  elected  will reduce your performance.  Non-Standard Total Returns must be accompanied by Standard Total Returns.

Some of the underlying  Portfolios existed prior to the inception of these  Sub-accounts.  Performance quoted in advertising  regarding such  Sub-accounts may indicate  periods during which the Sub-accounts  have been in existence but prior to the initial offering of the
Annuities,  or  periods  during  which  the  underlying  Portfolios  have  been in  existence,  but the  Sub-accounts  have  not.  Such hypothetical  historical  performance  is calculated  using the same  assumptions  employed in  calculating  actual  performance  since inception  of the  Sub-accounts.  Hypothetical  historical  performance  of the  underlying  Portfolios  prior to the  existence of the
Sub-accounts may only be presented as Non-Standard Total Returns.

We may advertise the performance of money market-type  Sub-accounts  using a measure of the "current and effective yield".  The current yield of a money  market-type  Sub-account is calculated  based upon the previous  seven-day  period ending on the date of calculation.
The effective yield of a money  market-type  Sub-account  reflects the  reinvestment of net income earned daily on the assets of such a
Sub-account.  The current and effective yields reflect the Insurance  Charge deducted  against the Sub-account.  In a low interest rate environment,  yields for money  market-type  Sub-accounts,  after  deduction of the Insurance  Charge,  may be negative even though the yield (before  deducting the Insurance Charge) is positive.  Current and effective yield  information will fluctuate.  This information may not provide a basis for comparisons  with deposits in banks or other  institutions  which pay a fixed yield over a stated period of time, or with investment  companies which do not serve as underlying mutual funds for variable  annuities and/or do not have additional asset-based charges deducted for the insurance protection provided by the Annuity.

Performance  information on the  Sub-accounts is based on past performance  only and is not an indication or  representation  of future performance.  Performance of the Sub-accounts is not fixed.  Actual  performance will depend on the type,  quality and, for some of the
Sub-accounts,  the  maturities  of the  investments  held by the  underlying  mutual funds or  portfolios  and upon  prevailing  market conditions and the response of the underlying  mutual funds to such conditions.  Actual  performance will also depend on changes in the expenses of the underlying mutual funds or portfolios.  Such changes are reflected,  in turn, in the Sub-accounts  which invest in such underlying mutual fund or portfolio.  In addition, the amount of charges assessed against each Sub-account will affect performance.

The information we may advertise  regarding the Fixed  Allocations may include the then current  interest rates we are crediting to new
Fixed  Allocations.  Information  on current rates will be as of the date  specified in such  advertisement.  Rates will be included in advertisements  to the extent  permitted by law. Given that the actual rates  applicable to any Fixed  Allocation are as of the date of any such Fixed  Allocation's  Guarantee Period begins, the rate credited to a Fixed Allocation may be more or less than those quoted in an advertisement.

Advertisements  we distribute  may also compare the  performance  of our  Sub-accounts  with:  (a) certain  unmanaged  market  indices, including  but not limited to the Dow Jones  Industrial  Average,  the Standard & Poor's 500, the NASDAQ 100, the Shearson  Lehman Bond
Index, the Frank Russell non-U.S.  Universal Mean, the Morgan Stanley Capital  International  Index of Europe, Asia and Far East Funds,
and the Morgan Stanley Capital  International World Index; and/or (b) other management  investment companies with investment objectives similar to the mutual  fund or  portfolio  underlying  the  Sub-accounts  being  compared.  This may include  the  performance  ranking assigned by various publications,  including but not limited to the Wall Street Journal,  Forbes,  Fortune,  Money, Barron's,  Business
Week, USA Today and statistical  services,  including but not limited to Lipper Analytical Services Mutual Funds Survey, Lipper Annuity
and Closed End Survey,  the Variable  Annuity  Research Data Survey,  SEI, the  Morningstar  Mutual Fund Sourcebook and the Morningstar
Variable Annuity/Life Sourcebook.

American  Skandia Life Assurance  Corporation  may advertise its rankings  and/or ratings by independent  financial  ratings  services.
Such  rankings may help you in  evaluating  our ability to meet our  obligations  in relation to Fixed  Allocations,  pay minimum death benefits,  pay annuity  payments or  administer  Annuities.  Such rankings and ratings do not reflect or relate to the  performance  of
Separate Account B.

AVAILABLE INFORMATION
A  Statement  of  Additional  Information  is  available  from us without  charge upon your  request.  This  Prospectus  is part of the registration  statement we filed with the SEC regarding this offering.  Additional  information on us and this offering is available in those  registration  statements and the exhibits  thereto.  You may obtain copies of these  materials at the prescribed  rates from the
SEC's  Public  Reference  Section,  450 Fifth  Street  N.W.,  Washington,  D.C.,  20549.  You may inspect  and copy those  registration statements and exhibits  thereto at the SEC's public  reference  facilities at the above address,  Room 1024, and at the SEC's Regional
Offices,  The Woolworth Building,  233 Broadway,  New York, NY and 175 W. Jackson Boulevard,  Suite 900, Chicago,  IL. These documents, as well as documents incorporated by reference,  may also be obtained through the SEC's Internet Website  (http://www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
To the extent and only to the extent that any statement in a document  incorporated  by reference  into this  Prospectus is modified or superseded by a statement in this  Prospectus or in a later-filed  document,  such statement is hereby deemed so modified or superseded and not part of this  Prospectus.  The Annual Report on Form 10-K for the year ended December 31, 2001 previously  filed by the Company with the SEC under the Exchange Act is incorporated by reference in this Prospectus.

We will furnish you without charge a copy of any or all of the documents  incorporated by reference in this  Prospectus,  including any exhibits to such  documents  which have been  specifically  incorporated  by  reference.  We will do so upon receipt of your written or oral request.

HOW TO CONTACT US
You can contact us by:
|X|      calling our Customer Service Team at  1-800-680-8920  during our normal business hours, 8:30 a.m. EST to 8:00 p.m. EST, Monday through Friday, or Skandia's Telephone Automated Response System (STARS) at 1-800-766-4530.
|X|      writing to us via regular  mail at American  Skandia - Variable  Annuities,  Attention:  Stagecoach  Annuity,  P.O.  Box 7040,
       Bridgeport,  Connecticut  06601-7040 OR for express mail American Skandia - Variable Annuities,  Attention:  Stagecoach Annuity,
       One Corporate  Drive,  Shelton,  Connecticut  06484.  NOTE:  Failure to send mail to the proper address may result in a delay in our receiving and processing your request.
|X|      sending an email to customerservice@skandia.com or visiting our Internet Website at www.americanskandia.com.
|X|      accessing information about your Annuity through our Internet Website at www.americanskandia.com.

You can obtain account information through Skandia's  Telephone Automated Response System (STARS) and at  www.americanskandia.com,  our
Internet  Website.  Our Customer  Service  representatives  are also available  during  business hours to provide you with  information about your account.  You can request  certain  transactions  through our  telephone  voice  response  system,  our Internet  Website or through a customer service  representative.  You can provide authorization for a third party,  including your  attorney-in-fact  acting pursuant to a power of attorney or an investment  professional,  to access your account information and perform certain transactions on your  account.  You will need to complete a form  provided by us which  identifies  those  transactions  that you wish to authorize via telephonic  and  electronic  means and whether you wish to  authorize a third party to perform any such  transactions.  We require that you or your  representative  provide proper  identification  before performing  transactions over the telephone or through our Internet
Website.  This may include a Personal  Identification  Number  (PIN) that will be provided to you upon issue of your Annuity or you may establish or change your PIN through STARS and at  www.americanskandia.com,  our Internet  Website.  Any third party that you authorize to perform financial transactions on your account will be assigned a PIN for your account.

Transactions  requested via telephone are recorded.  To the extent  permitted by law, we will not be responsible for any claims,  loss, liability  or  expense  in  connection  with a  transaction  requested  by  telephone  or  other  electronic  means if we acted on such transaction  instructions after following  reasonable  procedures to identify those persons authorized to perform  transactions on your
Annuity  using  verification  methods  which may include a request for your Social  Security  number,  PIN or other form of  electronic identification.  We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.

American Skandia does not guarantee access to telephonic,  facsimile,  Internet or any other electronic  information or that we will be able to accept  transaction  instructions  via such means at all times.  Regular and/or express mail will be the only means by which we will accept  transaction  instructions when telephonic,  facsimile,  Internet or any other electronic means are unavailable or delayed.
American  Skandia  reserves  the  right to limit,  restrict  or  terminate  telephonic,  facsimile,  Internet  or any other  electronic transaction privileges at any time.

INDEMNIFICATION
Insofar as  indemnification  for  liabilities  arising  under the  Securities  Act of 1933 (the  "Securities  Act") may be permitted to directors,  officers or persons controlling the registrant pursuant to the foregoing provisions,  the registrant has been informed that in the  opinion  of the SEC such  indemnification  is  against  public  policy as  expressed  in the  Securities  Act and is  therefore unenforceable.

LEGAL PROCEEDINGS
As of the date of this  Prospectus,  American  Skandia and its  affiliates  are not  involved in any legal  proceedings  outside of the ordinary  course of business.  American  Skandia and its  affiliates are involved in pending and  threatened  legal  proceedings in the normal  course of its business,  however,  we do not  anticipate  that the outcome of any such legal  proceedings  will have a material adverse  affect  on the  Separate  Account,  or  American  Skandia's  ability  to meet its  obligations  under the  Annuity,  or on the distribution of the Annuity.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The following are the contents of the Statement of Additional Information:

General Information about American Skandia
|X|      American Skandia Life Assurance Corporation
|X|      American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts-Stagecoach)
|X|      American Skandia Life Assurance Corporation Separate Account D

Principal Underwriter/Distributor - American Skandia Marketing, Incorporated

How Performance Data is Calculated
|X|      Current and Effective Yield
|X|      Total Return

How the Unit Price is Determined

Additional Information on Fixed Allocations
|X|      How We Calculate the Market Value Adjustment

General Information
|X|      Voting Rights
|X|      Modification
|X|      Deferral of Transactions
|X|      Misstatement of Age or Sex
|X|      Ending the Offer

Annuitization

Independent Auditors

Legal Experts

Financial Statements
|X|      Appendix A - American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts-Stagecoach)

                                                THIS PAGE IS INTENTIONALLY LEFT BLANK.

                                       APPENDIX A - FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA

SELECTED FINANCIAL DATA

The following table summarizes information with respect to the operations of the Company:

(table in thousands)                                         For the Year Ended December 31,
                                              2001          2000           1999          1998          1997
                                              ----          ----           ----          ----          ----
STATEMENT OF OPERATIONS DATA
Revenues:
Annuity and life insurance charges and fee$*   378,693  $    424,578   $    289,989  $    186,211  $    121,158
Fee income                                     111,196       130,610         83,243        50,839        27,593
Net investment income                           20,126        11,656         10,441        11,130         8,181
Premium income and other revenues                3,368         4,778          3,688         1,360         1,082
                                          ------------  ------------   ------------  ------------  ------------

Total revenues                            $    513,383  $    571,622   $    387,361  $    249,540  $    158,014
                                          ============  ============   ============  ============  ============

Benefits and Expenses:
Annuity and life insurance benefits       $      1,955  $        751   $        612  $        558  $      2,033
Change in annuity and life insurance
     policy reserves                           (39,898)       45,018          3,078         1,053            37
Cost of minimum death benefit                        -             -          2,945         5,144         4,545
reinsurance
Return credited to contractowners               16,833         9,046         (1,639)       (8,930)       (2,018)
Underwriting, acquisition and other
     insurance expenses                        420,802       335,213        206,350       167,790        90,496
Interest expense                                73,424        85,998         69,502        41,004        24,895
                                          ------------  ------------   ------------  ------------  ------------

Total benefits and expenses               $    473,116  $    476,026   $    280,848  $    206,619  $    119,988
                                          ============  ============   ============  ============  ============

Income tax expense                        $      7,168  $     30,779   $     30,344  $      8,154  $     10,478
                                          ============  ============   ============  ============  ============

Net income                                $     33,099  $     64,817   $     76,169  $     34,767  $     27,548
                                          ============  ============   ============  ============  ============

STATEMENT OF FINANCIAL CONDITION DATA
Total Assets                              $ 28,036,860  $ 31,702,705   $ 30,881,579  $ 18,848,273  $ 12,894,290
                                          ============  ============   ============  ============  ============

Future fees payable to parent             $    797,055  $    934,410   $    576,034  $    368,978  $    233,034
                                          ============  ============   ============  ============  ============

Surplus Notes                             $    144,000  $    159,000   $    179,000  $    193,000  $    213,000
                                          ============  ============   ============  ============  ============

Shareholder's Equity                      $    577,668  $    496,911   $    359,434  $    250,417  $    184,421
                                          ============  ============   ============  ============  ============

*        On annuity and life insurance  sales of $3,834,167,  $8,216,167,  $6,862,968,  $4,159,662,  and  $3,697,990,  during the years ended December 31, 2001,  2000,  1999, 1998 and 1997,  respectively,  with  contractowner  assets under management of $26,017,847,
     $29,751,822, $29,396,693, $17,854,761, and $12,119,191, as of December 31, 2001, 2000, 1999, 1998, and 1997, respectively.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

Management's  Discussion  and  Analysis  of  Financial  Condition  and Results of  Operations  should be read in  conjunction  with the consolidated financial statements and the notes thereto and Item 6, Selected Financial Data.

Results of Operations
---------------------

Annuity and life  insurance  sales  decreased  53% in 2001 to  $3,834,167,000  as compared to a 20%  increase in 2000.  The decrease in sales in 2001 was consistent with the general decline in sales  throughout the variable annuity  industry,  attributed in large part to the decline in the equity  markets.  The sales growth in 2000 was driven by  significant  sales volume in the first quarter of 2000 due to the strong  equity market  performance.  However,  the decline in the equity  markets  during the  remainder of the year  negatively impacted  sales as the first quarter level of sales was not  sustained.  The Company has announced its intention to focus on the growth of its core variable annuity business,  with a continuing focus on increasing sales through innovative product development  activities, the expansion of its wholesaling  force through  recruitment and retention of top producers,  and providing  consistently good customer service.

Average assets under management totaled  $27,020,489,000 in 2001,  $31,413,809,000 in 2000 and $21,984,759,000 in 1999,  representing a decrease  of 14% in 2001 and an  increase  of 46% in 2000.  As a result of the  decrease  in sales  volume  and  average  assets  under management,  annuity and life  insurance  charges and fees decreased 11% in 2001, as compared to an increase of 46% in 2000. Fee income generated from transfer agency-type and investment support activities decreased 15% in 2001 and increased 57% in 2000.

Net  investment  income  increased 73% in 2001  compared to 2000 and  increased 12% in 2000 compared to 1999.  The increase in 2001 was primarily  due to a higher  level of fixed  maturity  investments  in support  of the  Company's  risk-based  capital  objectives.  The increase in 2000 was primarily due to the higher level of fixed maturity  investments  partially  offset by $6,939,000 of  amortization of premiums paid on derivative  instruments.  Excluding the derivative  amortization,  net investment income increased 62% in 2000 as a result of increased fixed maturity investments in support of the Company's risk-based capital objectives.

Premium income  represents  premiums  earned on the sale of ancillary  contracts such as immediate  annuities with life  contingencies, supplementary  contracts  with life  contingencies  and certain life  insurance  products.  Sales of these  products  will  increase or decrease over time depending on the payout elections of the  policyholders.  Management  expects  supplementary  contracts to grow over time with the maturing of the core business lines.

Net realized  investment gains totaled  $928,000 in 2001,  compared to losses of $688,000 in 2000. The gross gain in 2001 was partially offset  by  losses  on  securities  in the  fixed  maturity  portfolio.  The most  significant  loss was  $2,636,000  related  to Enron securities.  In addition net realized  losses were  incurred due to  redemption's  of mutual fund  holdings in support of the Company's non-qualified  deferred  compensation  program.  The  change  from  1999 to 2000  was  primarily  due to  realized  losses  on sales of securities  in the fixed  maturity  portfolio.  These  losses  were  partially  offset  by  realized  gains on sales of fixed  maturity investments and mutual funds.

The change in annuity policy reserves  includes  changes in reserves  related to annuity  contracts with mortality risks as well as the company's  guaranteed  minimum death benefit ("GMDB")  liability.  The GMDB reserve decreased  $43,984,000 in 2001, as the result of an update of certain reserve  assumptions  during 2001 to reflect more realistic  expectations as to risks inherent in the GMDB liability.
These changes reduced the GMDB liability  significantly.  Previous  assumptions had been based on statutory valuation  principles as an approximation for accounting  principles  generally  accepted in the United States ("U.S.  GAAP"). In addition,  future mortality rates have been  lowered  to reflect  favorable  past  experience.  This  decrease  in 2001  compares  to an  increase  in GMDB  reserves  of
$44,186,000 in 2000.

Certain  assumptions  were also updated in the calculation of the deferred  acquisition cost asset,  however,  offsetting the resulting increase in earnings and equity as a result of changes in the GMDB  liability.  The  amortization of such costs are determined in large part by changes in the  expectations of future gross profits of the variable annuity  business.  In 2001, the decline in equity markets resulted in a significantly lower estimate of future gross profits, thereby increasing the expenses recognized through amortization.

In 1999,  the  Company  began to develop a program  utilizing  equity put  options to manage the risks  embedded in the GMDB in annuity contracts that would result from  significant  declines in the equity  markets.  Prior to the  implementation  of the hedge  strategies utilizing equity put options,  the Company had reinsured  substantially all of its exposure on the GMDB liability.  The reinsurance was terminated during the second quarter of 1999 as the reinsurer exited this market.

Return  credited to  contractowners  consists of revenues on the  variable  and market  value  adjusted  annuities  and  variable  life insurance,  offset by the benefit  payments and changes in reserves  required on this business.  Market value adjusted annuity activity has the largest impact on this benefit.  In 2001 and 2000, the Separate  Account  investment  returns on the assets  supporting  market value adjusted  annuities were less than the expected returns as calculated in the reserves,  contributing to the significant  increase in the return credited to  contractholders  benefit.  In addition,  this benefit  increased as a result of the amortization of unearned
Performance  Advantage  target value  credits,  which  increased  $12,814,581  in 2001 over 2000 due  primarily  to increased  sales of products  containing this feature.  Other  significant  contributors to the change from 2000 to 2001 include  guaranteed  minimum death benefit payments on variable  annuities,  which were driven up due to the market declines in 2001,  totaling $2,569,000 net of gains on equity put options as well as increased costs associated with processing of backdated financial transactions.

Underwriting, acquisition and other insurance expenses for 2001, 2000 and 1999 were as follows:

                 (table in thousands)                        2001               2000              1999
                                                             ----               ----              ----
Commissions and purchase credits                           $ 238,847         $ 393,494      $     358,279
General operating expenses                                   167,044           252,206            214,269
Acquisition costs deferred during the year                  (209,136)         (495,103)          (450,059)
Acquisition costs amortized during the year                  224,047           184,616             83,861
                                                           ---------         ---------          ---------
Net amortization of deferred acquisition costs                14,911          (310,487)          (366,198)
                                                           ---------         ----------         ----------
Underwriting, acquisition and other insurance
     expenses                                              $ 420,802         $ 335,213          $ 206,350
                                                           =========         =========          =========

Underwriting,  acquisition and other insurance  expenses  increased 26% and 62% in 2001 and 2000,  respectively.  Lower sales and asset levels in 2001 led to a 39% decease in commissions and purchase  credits.  Partially  offsetting this decline,  the company  launched a commission  promotion  program  during 2001,  which  increased  commissions  as a percentage of new sales.  Increased  commissions  and purchase credits reflect the increase in sales in both 2000 and 1999.

General  operating  expenses  decreased 34% from 2000 as a result of lower  sales-based  compensation  and expense  reduction  programs implemented  in 2001 (see  Note 18 to the  consolidated  financial  statements).  In  addition,  variable  compensation  and  long-term incentive  plan expense have  decreased  due to the slowdown in sales and decline in equity  markets.  Significant  investments  in new product development and Internet-based technology contributed to general operating expense increases in both 2001 and 2000.

The company  updated  certain  assumptions  in the  calculation  of expected gross profits used to develop  deferred  acquisition  cost amortization  rates to reflect more recent  experience and current equity market  conditions.  As a result of this the  amortization of such costs increased significantly over the year 2000.

The  amortization of acquisition  costs increased  substantially  in 2000 compared to 1999 as the associated costs from record sales in late 1999 and early 2000 were recognized in accordance with profit and expense recognition models under U.S. GAAP.

Interest  expense  decreased  $12,574,000  in 2001 as a result of the  reduction in borrowing and  increased  $16,496,000  in 2000 as a result of additional securitized financing  transactions,  which consist of the transfer of rights to receive future fees to ASI, which fees  collateralize  notes issued in private  placements by ASI through  special  purpose trusts  ("securitization  transactions").  In addition,  the Company paid down surplus notes on December 3, 2001 and December 10, 2000 of $15,000,000 and  $20,000,000  respectively.
Surplus notes outstanding as of December 31, 2001 and 2000 totaled $144,000,000 and $159,000,000, respectively.

The  effective  income  tax rates for the years  ended  December  31,  2001,  2000 and 1999 were 18%,  32% and 28%,  respectively.  The effective  rate is lower  than the  corporate  rate of 35% due to  permanent  differences,  with the most  significant  item  being the dividend  received  deduction.  Management  believes  that,  based on the taxable  income  produced  in the past two years,  as well as continued  growth in annuity  sales,  the Company will produce  sufficient  taxable  income in future years to realize its deferred tax assets.

The Company  generated net income after tax of $33,099,000,  $64,817,000 and $76,169,000 in 2001, 2000 and 1999,  respectively.  Equity market volatility  during 2001 directly  impacted  revenues,  sales and ultimately  expenses for the company.  Revenues were lower than expected due to the  significant  drop in sales year over year,  as well as the  negative  performance  of the mutual funds  underlying annuity and insurance  contracts.  Benefits  were higher than expected due to the death claims paid in excess of the account  values of the specific  contracts due to GMDB  provisions in such contracts.  Expenses were  relatively  higher compared to sales and assets than in prior periods.  Expense  reduction  programs were implemented  during the year to better match expenses incurred with sales activity and  management  of the book of  business.  Revenue  increases in 2000 were more than offset by higher  benefits  and  expenses  driven primarily  from the  increase  in the  reserve  requirement  related  to the GMDB as a result of the  decline  in the  equity  markets.
Investments in new product development and technology also contributed to the increase in expenses.

The Company  considers  Mexico an emerging  market and has invested in the Skandia Vida  operations  with the expectation of generating profits from long-term  savings  products in future years.  As such,  Skandia Vida has generated net losses of  $2,619,000,  $2,540,000 and $2,523,000 for the years ended December 31, 2001, 2000 and 1999, respectively.

Total assets  declined 12% in 2001 as a direct result of the decrease in separate  account  assets.  Separate  account assets  declined consistent with the drop in the equity market, offset in part by new net sales activity.

Liabilities  declined 12% in 2001 as a result of several  factors.  Reserves and Separate Account  liabilities  required to support the annuity and life insurance  business  declined  consistent  with market valuing of the underlying  assets as well as the changes in the
GMDB  reserve.  Payable to affiliate  increased  due to borrowing  from ASI to support  temporary  operating  cash needs.  Reduction in
Future Fees Payable to ASI declined,  consistent  with the  securitization  transaction  cash flow realized on the designated  block of contracts.

Significant Accounting Policies
-------------------------------

For information on the Company's significant  accounting policies, see Notes to Consolidated  Financial Statements.  Specifically,  for
Deferred  Acquisition  Costs, see Note 21, for Separate  Accounts,  see Note 20 and for the Company's employee profit sharing programs, see Note 13.

Liquidity and Capital Resources
-------------------------------

The Company's liquidity requirement was met by cash from insurance operations, investment activities and borrowings from ASI.

In 2001,  the Company had net positive  operating  cash flow as a result of increased  cash from  insurance  operations and a decreased acquisition  cost cash flow strain due to the  reduction  in sales  activity.  In 2000,  the  majority of the  operating  cash  outflow resulted  from the sale of variable  annuity and variable life products  that carry a contingent  deferred  sales charge.  This type of product causes a temporary cash strain in that 100% of the proceeds are invested in separate  accounts  supporting the product  leaving a cash (but not capital)  strain caused by the  acquisition  cost for the new business.  This cash strain  required the Company to look beyond the cash made  available by  insurance  operations  and  investments  of the Company to financing in the form of surplus  notes, capital contributions, cash advances, securitization transactions and modified coinsurance reinsurance arrangements:

During 2001 and 2000, the Company received  $45,500,000 and $69,000,000,  respectively,  from ASI to support the solvency capital needs and anticipated  growth in business of its U.S.  operations.  In addition,  the Company received  $2,500,000 and $2,450,000 from ASI in
2001 and 2000, respectively, to support its investment in Skandia Vida.

In 2001, in anticipation of more permanent  financing,  the Company received  approximately  $100,000,000  from ASI in the form of cash advances.  These amounts are reported as Payable to Affiliates in the Consolidated Statements of Financial Condition.

Funds  received  from new  securitization  transactions  amounted to  $476,288,000  in 2000 (see Note 8 to the  consolidated  financial statements).

During 2001 and 2000,  the Company  extended its  reinsurance  agreements.  The Company also entered into a reinsurance  agreement with
SICL in 2000.  The  reinsurance  agreements are modified  coinsurance  arrangements  where the reinsurer  shares in the experience of a specific book of business.

The Company  expects the continued use of reinsurance and  securitization  transactions  to fund the cash strain  anticipated  from the acquisition costs on future years' sales volume.

As of December 31, 2001 and 2000,  shareholder's  equity  totaled  $577,668,000  and  $496,911,000,  respectively.  The increases  were driven by the previously mentioned capital contributions received from ASI and net income from operations.

The Company has long-term surplus notes and short-term borrowings from ASI.  No dividends have been paid to ASI.

The National  Association of Insurance  Commissioners  ("NAIC") requires insurance  companies to report  information  regarding minimum
Risk Based Capital ("RBC")  requirements.  These  requirements  are intended to allow insurance  regulators to identify  companies that may need  regulatory  attention.  The RBC model law requires  that  insurance  companies  apply various  factors to asset,  premium and reserve items,  all of which have inherent risks. The formula includes  components for asset risk,  insurance risk,  interest rate risk and business  risk.  The Company has complied  with the NAIC's RBC reporting  requirements  and has total  adjusted  capital well above required capital.

Effects of Inflation
--------------------

The rate of inflation has not had a significant effect on the Company's financial statements.

Outlook
-------

The Company  believes  that it is well  positioned to retain and enhance its position as a leading  provider of financial  products for long-term  savings and retirement  purposes as well as to address the economic impact of premature death,  estate planning concerns and supplemental  retirement  needs.  The  Company  has  renewed  its focus on its core  variable  annuity  business,  offering  innovative long-term  savings and income  products,  strengthening  its wholesaling  efforts and providing  consistently  good customer service in order to gain market share and improve profitability in an increasingly competitive market.

The  Gramm-Leach-Bliley  Act of 1999 (the Financial Services  Modernization Act) permits affiliation among banks,  securities firms and insurance  companies.  This  legislative  change has created  opportunities  for  continued  consolidation  in the  financial  services industry and increased competition as large companies offer a wide array of financial products and services.

Various other legislative  initiatives could impact the Company such as pension reform,  capital gains and estate tax changes,  privacy standards and Internet  regulation.  Additional pension reform may change current tax deferral rules and allow increased  contributions to retirement plans,  which may lead to higher  investments in tax-deferred  products and create growth  opportunities for the Company.
A capital gains tax reduction may cause  tax-deferred  products to be less attractive to consumers,  which could  adversely  impact the
Company.  New privacy  standards  and  Internet  regulation  may impact the  Company's  strategic  initiatives,  especially  related to potential business relationships with web-based technology providers.

Forward Looking Information
---------------------------

The Private  Securities  Litigation  Reform Act of 1995 (the "1995 Act") provides a "safe harbor" for  forward-looking  statements,  so long as those  statements are identified as  forward-looking,  and the statements are accompanied by meaningful  cautionary  statements that identify  important  factors that could cause actual results to differ  materially from those discussed in the statement.  We want to take advantage of these safe harbor provisions.

Certain  information  contained in the  Management's  Discussion  and  Analysis of Financial  Condition  and Results of  Operations  is
forward-looking within the meaning of the 1995 Act or Securities and Exchange Commission rules.

These forward-looking  statements rely on a number of assumptions  concerning future events, and are subject to a number of significant uncertainties  and results to differ  materially  from these  statements.  You should not put undue  reliance on these  forward-looking statements.  We disclaim  any  intention  or  obligation  to update or revise  forward-looking  statements,  whether as a result of new information, future events or otherwise.

QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

The Company is subject to potential  fluctuations in earnings and the fair value of certain of its assets and  liabilities,  as well as variations in expected cash flows due to changes in market  interest  rates and equity  prices.  The  following  discussion  focuses on specific  exposures  the Company has to interest rate and equity price risk and describes  strategies  used to manage these risks,  and includes  "forward-looking  statements"  that involve  risk and  uncertainties.  The  discussion  is limited to  financial  instruments subject to market risks and is not intended to be a complete discussion of all of the risks to which the Company is exposed.

Interest Rate Risk
------------------

Fluctuations in interest rates can potentially  impact the Company's  profitability and cash flows. At December 31, 2001, 97% of assets held under management by the Company are in non-guaranteed  Separate Accounts for which the Company's  exposure is not significant,  as the  contractowner  assumes  substantially  all the  investment  risk.  On the  remaining  3% of assets,  the  interest  rate risk from contracts that carry interest rate exposure is managed through an  asset/liability  matching  program which takes into account the risk variables of the insurance liabilities supported by the assets.

At December 31, 2001,  the Company held fixed  maturity  investments  in its general  account that are sensitive to changes in interest rates.  These  securities are held in support of the Company's fixed immediate  annuities,  fixed  supplementary  contracts,  the fixed investment  option offered in its variable life insurance  contracts,  and in support of the Company's  target  solvency  capital.  The
Company has a conservative  investment  philosophy with regard to these  investments.  All  investments are investment  grade corporate securities, government agency or U.S. government securities.

The  Company's  deferred  annuity  products  offer a fixed option which  subjects the Company to interest  rate risk.  The fixed option guarantees a fixed rate of interest for a period of time  selected by the  contractowner.  Guarantee  period  options  available  range from one to ten years.  Withdrawal  of funds,  or transfer of funds to variable  investment  options,  before the end of the  guarantee period subjects the  contractowner to a market value adjustment  ("MVA").  In the event of rising interest rates,  which make the fixed maturity  securities  underlying the guarantee  less valuable,  the MVA could be negative.  In the event of declining  interest  rates, which make the fixed maturity  securities  underlying the guarantee more valuable,  the MVA could be positive.  The resulting  increase or decrease in the value of the fixed option,  from  calculation of the MVA,  should  substantially  offset the increase or decrease in the market value of the securities  underlying the guarantee.  The Company  maintains  strict  asset/liability  matching to enable this offset.  However,  the Company still takes on the default risk for the underlying  securities,  the interest rate risk of  reinvestment of interest payments and the risk of failing to maintain the asset/liability matching program with respect to duration and convexity.

Liabilities  held in the  Company's  guaranteed  separate  account  as of  December  31,  2001  totaled  $1,092,944,000.  Fixed  income investments  supporting those liabilities had a fair value of  $1,092,944,000.  The Company  performed a sensitivity  analysis on these interest-sensitive  liabilities  and assets at December 31, 2001.  The analysis  showed that an immediate  decrease of 100 basis points in interest  rates would  result in a net  increase in  liabilities  and the  corresponding  assets of  approximately  $37,300,000  and
$41,500,000,  respectively.  An analysis of a 100 basis point  decline in interest  rates at December 31, 2000 showed a net increase in interest-sensitive liabilities and the corresponding assets of approximately $39,800,000 and $39,900,000, respectively.

Equity Market Exposure
----------------------

The primary  equity  market risk to the Company  comes from the nature of the variable  annuity and variable  life products sold by the
Company.  Various fees and charges  earned are  substantially  derived as a percentage of the market value of assets under  management.
In a market  decline,  this income  would be reduced.  This could be further  compounded  by customer  withdrawals,  net of  applicable surrender  charge  revenues,  partially  offset by transfers to the fixed option  discussed above. A 10% decline in the market value of the assets under  management at December 31, 2001,  sustained  throughout  2002,  would result in an approximate drop in related annual fee income of  $49,727,000.  This result was not  materially  different  than the result  obtained  from the  analysis  performed as of
December 31, 2000.

Another  equity market risk exposure of the Company  relates to the  guaranteed  minimum  death benefit  liability.  Declines in equity markets and,  correspondingly,  the performance of the mutual funds underlying the Company's products,  increase the guaranteed minimum death benefit liabilities.  As discussed in Note 2E of the consolidated  financial statements,  the Company uses derivative instruments to hedge against the risk of significant  decreases in equity markets.  Prior to the  implementation of this program,  the Company used reinsurance to mitigate this risk.

The  Company  has a small  portfolio  of equity  investments  consisting  of mutual  funds,  which are held in  support  of a  deferred compensation  program. In the event of a decline in market values of underlying  securities,  the value of the portfolio would decline;
however the accrued benefits payable under the related deferred compensation program would decline by a corresponding amount.

Estimates  of interest  rate risk and equity  price risk were  obtained  using  computer  models that take into  consideration  various assumptions  about the future.  Given the uncertainty of future interest rate movements,  volatility in the equity markets and consumer behavior, actual results may vary from those predicted by the Company's models.

                                             AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

Report of Independent Auditors

To the Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the  consolidated  statements of financial  condition of American  Skandia Life  Assurance  Corporation  (the "Company"
which is a wholly-owned  subsidiary of Skandia Insurance  Company Ltd.) as of December 31, 2001 and 2000, and the related  consolidated statements  of income,  shareholder's  equity and cash flows for each of the three years in the period ended  December 31, 2001.  These consolidated  financial statements are the responsibility of the Company's  management.  Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing  standards  generally  accepted in the United States.  Those standards require that we plan  and  perform  the  audit to  obtain  reasonable  assurance  about  whether  the  financial  statements  are  free of  material misstatement.  An audit  includes  examining,  on a test  basis,  evidence  supporting  the amounts and  disclosures  in the  financial statements.  An audit also includes assessing the accounting principles used and significant  estimates made by management,  as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly,  in all material  respects,  the  consolidated  financial position  of American  Skandia  Life  Assurance  Corporation  at December  31,  2001 and 2000,  and the  consolidated  results of their operations  and their cash flows for each of the three years in the period  ended  December  31,  2001 in  conformity  with  accounting principles generally accepted in the United States.

As discussed in Note 2, the Company adopted Financial Accounting Standards (FAS) No. 133, Accounting for Derivative Instruments and
Hedging Activities.

/s/ Ernst & Young LLP
------------------------------------

Hartford, Connecticut
February 2, 2002

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                            Consolidated Statements of Financial Condition
                                                         (table in thousands)

                                                                           As of December 31,
                                                                          2001            2000
                                                                          ----            ----
ASSETS
------
Investments:
   Fixed maturities - at fair value                                  $       362,831 $       285,708
   Equity securities - at fair value                                          45,083          20,402
   Derivative instruments                                                      5,525           3,015
   Policy loans                                                                6,559           3,746
                                                                     --------------- ---------------

     Total investments                                                       419,998         312,871

Cash and cash equivalents                                                     32,231          76,499
Accrued investment income                                                      4,737           5,209
Deferred acquisition costs                                                 1,383,281       1,398,192
Reinsurance receivable                                                         5,863           3,642
Receivable from affiliates                                                     3,283           3,327
Income tax receivable                                                         30,537          34,620
State insurance licenses                                                       3,963           4,113
Fixed assets                                                                  20,734          10,737
Other assets                                                                  96,967          96,403
Separate account assets                                                   26,038,549      29,757,092
                                                                     --------------- ---------------

     Total assets                                                    $    28,040,143 $    31,702,705
                                                                     =============== ===============

LIABILITIES AND SHAREHOLDER'S EQUITY
------------------------------------
Liabilities:
Reserves for future insurance policy and contract benefits           $        89,740 $       135,545
Drafts outstanding                                                            64,438          63,758
Accounts payable and accrued expenses                                        160,261         137,040
Deferred income taxes                                                         54,980           8,949
Payable to affiliates                                                        103,452               -
Future fees payable to American Skandia, Inc. ("ASI")                        797,055         934,410
Short-term borrowing                                                          10,000          10,000
Surplus notes                                                                144,000         159,000
Separate account liabilities                                              26,038,549      29,757,092
                                                                     --------------- ---------------

     Total Liabilities                                                    27,462,475      31,205,794
                                                                     --------------- ---------------

Shareholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
   issued and outstanding                                                      2,500           2,500
Additional paid-in capital                                                   335,329         287,329
Retained earnings                                                            239,078         205,979
Accumulated other comprehensive income                                           761           1,103
                                                                     --------------- ---------------

     Total Shareholder's equity                                              577,668         496,911
                                                                     --------------- ---------------

     Total liabilities and shareholder's equity                      $    28,040,143 $    31,702,705
                                                                     =============== ===============

                                            See notes to consolidated financial statements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                   Consolidated Statements of Income
                                                         (tables in thousands)

                                                                       For the Year Ended December 31,
                                                                      2001          2000           1999
                                                                      ----          ----           ----

REVENUES
--------

Annuity and life insurance charges and fees                       $    378,693  $    424,578  $    289,989
Fee income                                                             111,196       130,610        83,243
Net investment income                                                   20,126        11,656        10,441
Premium income                                                           1,218         3,118         1,278
Net realized capital gains (losses)                                        928          (688)          578
Other                                                                    1,222         2,348         1,832
                                                                  ------------  ------------  ------------

   Total revenues                                                      513,383       571,622       387,361
                                                                  ------------  ------------  ------------

EXPENSES
--------

Benefits:
   Annuity and life insurance benefits                                   1,955           751           612
   Change in annuity and life insurance policy reserves                (39,898)       45,018         3,078
   Cost of minimum death benefit reinsurance                                 -             -         2,945
   Return credited to contractowners                                    16,833         9,046        (1,639)
                                                                  ------------  ------------  -------------

                                                                       (21,110)       54,815         4,996

Other:
   Underwriting, acquisition and other insurance
     expenses                                                          420,802       335,213       206,350
   Interest expense                                                     73,424        85,998        69,502
                                                                  ------------  ------------  ------------

                                                                       494,226       421,211       275,852
                                                                  ------------  ------------  ------------

   Total benefits and expenses                                         473,116       476,026       280,848
                                                                  ------------  ------------  ------------

     Income from operations before income tax                           40,267        95,596       106,513

       Income tax expense                                                7,168        30,779        30,344
                                                                  ------------  ------------  ------------

         Net income                                               $     33,099  $     64,817  $     76,169
                                                                  ============  ============  ============

                                            See notes to consolidated financial statements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                            Consolidated Statements of Shareholder's Equity
                                                         (table in thousands)

                                                                  For the Year Ended December 31,
                                                               2001             2000             1999
                                                               ----             ----             ----

Common stock:
   Beginning balance                                        $     2,500      $     2,500      $     2,000
   Increase in par value                                              -                -              500
                                                            -----------      -----------      -----------

     Ending balance                                               2,500            2,500            2,500
                                                            -----------      -----------      -----------

Additional paid in capital:
   Beginning balance                                            287,329          215,879          179,889
   Transferred to common stock                                        -                -             (500)
   Additional contributions                                      48,000           71,450           36,490
                                                            -----------      -----------      -----------

     Ending balance                                             335,329          287,329          215,879
                                                            -----------      -----------      -----------

Retained earnings:
   Beginning balance                                            205,979          141,162           64,993
   Net income                                                    33,099           64,817           76,169
                                                            -----------      -----------      -----------

     Ending balance                                             239,078          205,979          141,162
                                                            -----------      -----------      -----------

Accumulated other comprehensive income (loss):
   Beginning balance                                              1,103             (107)           3,535
   Other comprehensive income                                      (342)           1,210           (3,642)
                                                            ------------     -----------      ------------

     Ending balance                                                 761            1,103             (107)
                                                            -----------      -----------      ------------

       Total shareholder's equity                           $   577,668      $   496,911      $   359,434
                                                            ===========      ===========      ===========

                                            See notes to consolidated financial statements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                 Consolidated Statements of Cash Flows
                                                         (table in thousands)

                                                                          For the Year Ended December 31,
                                                                           2001        2000        1999
                                                                           ----        ----        ----
Cash flow from operating activities:
   Net income                                                           $    33,099 $    64,817 $    76,169
   Adjustments to reconcile net income to net
     cash provided by (used in) operating activities:
     Amortization and depreciation                                            1,833       7,565       1,495
     Deferred tax expense                                                    46,215      60,023     (10,903)
     (Decrease) increase in policy reserves                                 (34,679)     50,892       4,367
     Increase (decrease) in payable to affiliates, net                      103,496     (72,063)     69,897
     Change in income tax receivable                                          4,083     (58,888)     17,611
     Increase in other assets                                                  (564)    (59,987)    (32,954)
     Decrease in accrued investment income                                      472      (1,155)     (1,174)
     (Increase) decrease in reinsurance receivable                           (2,221)        420         129
     Net decrease (increase) in deferred acquisition costs                   14,911    (310,487)   (366,198)
     Increase (decrease) in accounts payable and accrued
expenses                                                                     23,221     (21,550)     66,763
     Increase in drafts outstanding                                             680      12,699      22,118
     Investment losses (gains) on derivatives                                 2,902      (3,435)      3,749
     Net realized capital (gains) losses on investments                        (928)        688        (578)
                                                                        ----------------------- ------------
       Net cash provided by (used in) operating activities                  192,520    (330,461)   (149,509)
                                                                        ----------- ------------------------

Cash flow from investing activities:
     Purchase of fixed maturity investments                                (462,820)   (380,737)    (99,250)
     Proceeds from sale and maturity of fixed
       maturity investments                                                 390,816     303,736      36,226
     Purchase of derivatives                                                (66,487)     (6,722)     (4,974)
     Proceeds from exercise of derivative instruments                        61,075           -           -
     Purchase of shares in equity securities                                (55,430)    (18,136)    (17,703)
     Proceeds from sale of shares in equity securities                       25,228       8,345      14,657
     Purchase of fixed assets                                               (10,773)     (7,348)     (3,178)
     Increase in policy loans                                                (2,813)     (2,476)       (701)
                                                                        ------------------------------------
       Net cash used in investing activities                               (121,204)   (103,338)    (74,923)
                                                                        ------------------------------------

Cash flow from financing activities:
     Capital contribution from parent                                        48,000      71,450      36,490
     Repayment of surplus notes                                             (15,000)    (20,000)    (14,000)
     (Decrease) increase in future fees payable to ASI, net                (137,355)    358,376     207,056
     Net (withdrawals) deposits (from) to contractowner accounts            (11,126)     11,361       5,872
                                                                        -----------------------------------
       Net cash (used in) provided by financing activities                 (115,481)    421,187     235,418
                                                                        ----------------------- -----------

       Net (decrease) increase in cash and cash equivalents                 (44,165)    (12,612)     10,986
       Cash and cash equivalents at beginning of period                      76,499      89,212      77,525
       Change in foreign currency translation, net                             (103)       (101)        701
                                                                        -----------------------------------
       Cash and cash equivalents at end of period                       $    32,231 $    76,499 $    89,212
                                                                        =========== =========== ===========
     Income taxes (received) paid                                       $   (43,130)$    29,644 $    23,637
                                                                        ======================= ===========
     Interest paid                                                      $    43,843 $    85,551 $    69,697
                                                                        ===========  ========== ===========
                                            See notes to consolidated financial statements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                              Notes to Consolidated Financial Statements
                                                           December 31, 2001

1.       ORGANIZATION AND OPERATION

         American Skandia Life Assurance  Corporation (the "Company") is a wholly-owned  subsidiary of American  Skandia,  Inc. ("ASI")
         whose ultimate parent is Skandia Insurance Company Ltd., ("SICL") a Swedish Corporation.

         The Company develops  long-term  savings and retirement  products which are distributed  through its affiliated  broker/dealer company,  American Skandia  Marketing,  Incorporated  ("ASM").  The Company  currently issues variable and term life insurance and variable,  fixed,  market value adjusted  deferred and immediate  annuities for individuals,  groups and qualified pension plans.  The Company has  announced  its  intention to focus on its core  variable  annuity  business by exiting the  qualified pension plan market and limiting its variable  life  insurance  offerings to single  premium  products,  as well as term life.
         The Company does not expect to incur any significant costs to exit these businesses.

         The Company has 99.9% ownership in Skandia Vida, S.A. de C.V.  ("Skandia  Vida"),  which is a life insurance company domiciled in Mexico.  Skandia Vida had total  shareholder's  equity of approximately  $4,179,000 and $4,402,000 as of December 31, 2001,
         and 2000,  respectively.  The Company  considers  Mexico an emerging  market and has invested in the Skandia  Vida  operations with the  expectation  of  generating  profits from  long-term  savings  products in future years.  As such,  Skandia Vida has generated net losses of approximately $2,619,000, $2,540,000 and $2,523,000 in 2001, 2000 and 1999, respectively.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         A.       Basis of Reporting
                  ------------------

                  The  accompanying  consolidated  financial  statements have been prepared in conformity  with  accounting  principles generally  accepted in the United States ("U.S.  GAAP").  Intercompany  transactions and balances between the Company and Skandia Vida have been eliminated in consolidation.

                  Certain reclassifications have been made to prior year amounts to conform with current year presentation.

         B.       New Accounting Standard
                  -----------------------

                  Effective January 1, 2001, the Company adopted Statement of Financial  Accounting  Standards No. 133, "Accounting for
                  Derivative  Instruments  and Hedging  Activities,"  as amended by SFAS 137 and SFAS 138  (collectively  "SFAS  133").
                  Derivative  instruments held by the Company consist of equity option contracts  utilized to manage the economic risks associated with the guaranteed  minimum death benefits  ("GMDB").  These  derivative  instruments are carried at fair value.  Realized and unrealized  gains and losses are reported in the  Consolidated  Statement of Income,  consistent with the item being hedged,  as a component of return  credited to  contractowners.  The adoption of SFAS No. 133 did not have a material effect on the Company's financial statements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Effective  April 1, 2001, the Company  adopted the Emerging  Issues Task Force ("EITF") Issue 99-20,  "Recognition of
                  Interest  Income and  Impairment on Purchased and Retained  Beneficial  Interests in Securitized  Financial  Assets."
                  Under the consensus,  investors in certain asset-backed  securities are required to record changes in their estimated yield on a prospective  basis and to evaluate these  securities for an other than temporary  decline in value. If the fair value of the  asset-backed  security has declined below its carrying  amount and the decline is determined to be other than  temporary,  the security is written  down to fair value.  The adoption of EITF Issue 99-20 did not have a significant effect on the Company's financial statements.

         C.       Future Accounting Standard
                  --------------------------

                  In July 2001, the Financial Accounting  Standards Board ("FASB") issued Statement of Financial Accounting  Standards.
                  No. 142  "Accounting  for Goodwill  and  Intangible  Assets."  ("SFAS  142").  Under the new  standard,  goodwill and intangible  assets  deemed to have  indefinite  lives  will no  longer be  amortized  but will be  subject  to annual impairment  tests in accordance  with the new standard.  Other  intangible  assets will continue to be amortized over their useful lives.

                  The Company will apply the new rules on the  accounting  for goodwill and other  intangible  assets  beginning in the first quarter of 2002. The Company is still assessing the impact of the new standard,  however,  the adoption of SFAS
                  142 is not expected to have a significant impact on the Company's financial statements.

         D.       Investments
                  -----------

                  The Company has classified its fixed maturity  investments as  available-for-sale  and, as such,  they are carried at fair value with changes in unrealized gains and losses reported as a component of other comprehensive income.

                  The Company has classified its mutual fund investments held in support of a deferred  compensation plan (see Note 13)
                  as  available-for-sale.  Such  investments  are  carried at fair value with  changes in  unrealized  gains and losses reported as a component of other comprehensive income.

                  Policy loans are carried at their unpaid principal balances.

                  Realized gains and losses on disposal of investments  are  determined by the specific  identification  method and are included in revenues.

         E.       Derivative Instruments
                  ----------------------

                  The Company uses derivative  instruments which consist of equity option contracts for risk management  purposes,  and not for trading or  speculation.  The Company  economically  hedges the GMDB  exposure  associated  with market value fluctuations.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Based on criteria  described in SFAS 133, the Company's hedges do not qualify as "effective"  hedges and,  therefore, hedge accounting may not be applied.  Accordingly,  the derivative investments are carried at fair value with changes in unrealized  gains and losses being recorded in income.  As such, both realized and unrealized gains and losses are reported in the Consolidated  Statements of Income,  consistent with the item being hedged,  as a component of return credited to contractowners.

         F.       Cash Equivalents
                  ----------------

                  The Company considers all highly liquid time deposits,  commercial paper and money market mutual funds purchased with a maturity at date of acquisition of three months or less to be cash equivalents.

         G.       Fair Values of Financial Instruments
                  ------------------------------------

                  The methods and assumptions used to determine the fair value of financial instruments are as follows:

                  Fair values of fixed  maturities  with active markets are based on quoted market prices.  For fixed  maturities  that trade in less active markets, fair values are obtained from an independent pricing service.

                  Fair values of equity securities are based on quoted market prices.

                  The fair value of derivative instruments is determined based on the current value of the underlying index.

                  The carrying value of cash and cash equivalents (cost)  approximates fair value due to the short-term nature of these investments.

                  The carrying value of short-term  borrowings  (cost)  approximates  fair value due to the short-term  nature of these liabilities.

                  Fair values of certain  financial  instruments,  such as future fees payable to ASI and surplus notes are not readily determinable and are excluded from fair value disclosure requirements.

         H.       State Insurance Licenses
                  ------------------------

                  Licenses to do business in all states have been  capitalized  and reflected at the purchase price of $6,000,000  less accumulated amortization.  The cost of the licenses is being amortized on a straight-line basis over 40 years.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         I.       Software Capitalization
                  -----------------------

                  The Company  capitalizes  certain  costs  associated  with  internal  use  software in  accordance  with the American
                  Institute  of  Certified  Public  Accountants  Statement  of  Position  98-1,  "Accounting  for the Costs of Software
                  Developed or Obtained for Internal  Use" ("SOP 98-1").  SOP 98-1,  which was adopted  prospectively  as of January 1,
                  1999,  requires the  capitalization of certain costs incurred in connection with developing or obtaining internal use software.  Prior to the  adoption of SOP 98-1,  the Company  expensed all  internal  use  software  related  costs as incurred.  Details of the capitalized  software costs, which are included in fixed assets,  and related  amortization for the years ended December 31, are as follows:

                  (table in thousands)                                  2001          2000         1999
                                                                        ----          ----         ----
                  Balance at beginning of year                        $    7,212   $    2,920    $        -
                  Software costs capitalized during the year               5,210        4,804         3,035
                  Software costs amortized during the year               (2,660)        (512)         (115)
                                                                     -----------  -----------   -----------
                  Balance at end of year                              $    9,762   $    7,212    $    2,920
                                                                     ===========  ===========   ===========

                  Capitalized software costs are amortized on a straight-line basis over three years.

         J.       Income Taxes
                  ------------

                  The Company is  included in the  consolidated  federal  income tax return  filed by Skandia  U.S.  Inc.  and its U.S.
                  subsidiaries.  In  accordance  with the tax sharing  agreement,  the federal  income tax  provision  is computed on a separate return basis as adjusted for consolidated  items.  Pursuant to the terms of this agreement,  the Company has the right to recover  the value of losses  utilized  by the  consolidated  group in the year of  utilization.  To the extent the Company  generates  income in future years,  the Company is entitled to offset future taxes on that income through the application of its loss carryforward generated in the current year.

                  Deferred  income taxes reflect the net tax effects of temporary  differences  between the carrying  amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

         K.       Recognition of Revenue and Contract Benefits
                  --------------------------------------------

                  Revenues  for variable  deferred  annuity  contracts  consist of charges  against  contractowner  account  values for mortality and expense risks,  administration  fees,  surrender  charges and an annual  maintenance  fee per contract.
                  Benefit reserves for variable annuity contracts  represent the account value of the contracts and are included in the separate  account  liabilities.  Fee  income  from  mutual  fund  organizations  is  realized  based on assets  under management.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Revenues for variable immediate annuity and supplementary  contracts with and without life  contingencies  consist of certain charges against  contractowner  account values including mortality and expense risks and administration fees.
                  Benefit  reserves for variable  immediate  annuity  contracts  represent  the account  value of the contracts and are included in the separate account  liabilities.  Revenues for market value adjusted fixed annuity contracts consist of separate  account  investment  income reduced by benefit payments and changes in reserves in support of contractowner obligations,  all of which are included in return credited to  contractowners.  Benefit  reserves for these contracts represent  the  account  value  of the  contracts,  and are  included  in the  general  account  reserve  for  future contractowner benefits to the extent in excess of the separate account assets.

                  Revenues for fixed immediate  annuity and fixed  supplementary  contracts without life  contingencies  consist of net investment income.  Revenues for fixed immediate annuity contracts with life contingencies  consist of single premium payments  recognized as annuity  considerations  when  received.  Benefit  reserves for these  contracts are based on applicable  actuarial  standards with assumed  interest rates that vary by issue year.  Assumed interest rates ranged from 6.25% to 8.25% at December 31, 2001 and 2000.

                  Revenues for variable life insurance contracts consist of charges against  contractowner account values for mortality and expense risk fees,  administration  fees, cost of insurance fees, taxes and surrender charges.  Certain contracts also include  charges  against  premium to pay state premium  taxes.  Benefit  reserves for variable  life  insurance contracts represent the account value of the contracts and are included in the separate account liabilities.

         L.       Deferred Acquisition Costs
                  --------------------------

                  The costs of acquiring new business,  which vary with and are  primarily  related to the  production of new business, are being deferred,  net of reinsurance.  These costs include  commissions,  costs of contract issuance,  and certain selling  expenses  that vary with  production.  These costs are being  amortized  generally in proportion to expected gross  profits  from  surrender  charges,  policy and asset  based  fees and  mortality  and  expense  margins.  This amortization is adjusted  retrospectively  and prospectively when estimates of current and future gross profits to be realized from a group of products are revised.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Details of the deferred acquisition costs and related amortization for the years ended December 31, are as follows:

                  (in thousands)                                   2001           2000            1999
                                                                   ----           ----            ----
                  Balance at beginning of year                $  1,398,192    $  1,087,705   $    721,507
                  Acquisition costs deferred during the year
                                                                   209,136         495,103        450,059
                  Acquisition costs amortized during the
                       year                                       (224,047)       (184,616)       (83,861)
                                                              -------------   -------------  -------------
                  Balance at end of year                      $  1,383,281    $  1,398,192   $  1,087,705
                                                              ============    ============   ============

         M.       Reinsurance
                  -----------

                  The Company cedes reinsurance  under modified  co-insurance  arrangements.  These  reinsurance  arrangements  provide additional  capacity for growth in supporting the cash flow strain from the Company's  variable  annuity and variable life insurance business.  The reinsurance is effected under quota share contracts.

                  The Company  reinsured its exposure to market  fluctuations  associated  with its GMDB liability in the first half of
                  1999.  Under this  reinsurance  agreement,  the Company ceded premiums of  approximately  $2,945,000;  received claim reimbursements of approximately $242,000;  and, recorded a decrease in ceded reserves of approximately  $2,763,000 in
                  1999.

At December 31, 2001 and 2000, in accordance with the provisions of modified coinsurance agreements, the Company accrued approximately $7,733,000 and $4,339,000, respectively, for amounts receivable from favorable reinsurance experience on certain blocks of variable annuity business.

         N.       Translation of Foreign Currency
                  -------------------------------

The financial position and results of operations of Skandia Vida are measured using local currency as the functional currency.  Assets and liabilities are translated at the exchange rate in effect at each year-end.  Statements of income and changes in shareholder's equity accounts are translated at the average rate prevailing during the year.  Translation adjustments arising from the use of differing exchange rates from period to period are reported as a component of other comprehensive income.

         O.       Separate Accounts
                  -----------------

                  Assets and  liabilities  in Separate  Accounts are included as separate  captions in the  consolidated  statements of financial  condition.  Separate Account assets consist  principally of long term bonds,  investments in mutual funds, short-term  securities and cash and cash  equivalents,  all of which are carried at fair value.  The  investments are managed predominately through the Company's investment advisory affiliate,

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  American  Skandia  Investment  Services,  Inc.  ("ASISI"),  utilizing  various  fund  managers as  sub-advisors.  The remaining  investments are managed by independent  investment  firms. The  contractowner  has the option of directing funds to a wide variety of investment  options,  most of which invest in mutual  funds.  The  investment  risk on the variable portion of a contract is borne by the contractowner.  Fixed options with minimum  guaranteed  interest rates are also  available.  The Company  bears the credit risk  associated  with the  investments  that support these fixed options.

                  Included in Separate Account liabilities are reserves of approximately  $1,092,944,000 and $1,059,987,000 at December
                  31, 2001 and 2000,  respectively,  relating to annuity  contracts for which the  contractowner  is guaranteed a fixed rate of return.  Separate Account assets of approximately  $1,092,944,000 and $1,059,987,000 at December 31, 2001 and
                  2000, respectively,  consisting of long term bonds, short-term securities, transfers due from the general account and cash and cash equivalents are held in support of these annuity obligations, pursuant to state regulation.

         P.       Estimates
                  ---------

                  The  preparation of financial  statements in conformity  with U.S. GAAP requires that  management  make estimates and assumptions  that affect the reported  amount of assets and  liabilities at the date of the financial  statements and the reported  amounts of revenues and expenses  during the  reporting  period.  The more  significant  estimates  and assumptions are related to deferred  acquisition  costs and involve policy lapses,  investment return and maintenance expenses.  Actual results could differ from those estimates.

3.       COMPREHENSIVE INCOME

         The components of comprehensive income, net of tax, for the years ended December 31 were as follows:

         (table in thousands)                                                 2001        2000       1999
                                                                              ----        ----       ----
         Net income                                                        $  33,099  $  64,817   $  76,169
         Other comprehensive income:
            Unrealized investment losses on available sale securities
                                                                                (448)    (1,681)     (3,438)
            Reclassification adjustment for realized losses (gains)
              included in investment income                                      173      2,957        (660)
                                                                           ---------  ---------   ----------
            Net unrealized gains (losses) on securities                         (275)     1,276      (4,098)
            Foreign currency translation                                         (67)       (66)        456
                                                                           ---------- ----------  ---------
         Other comprehensive (loss) income                                      (342)     1,210      (3,642)
                                                                           ---------- ---------   ----------
         Comprehensive income                                              $  32,757  $  66,027   $  72,527
                                                                           =========  =========   =========

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

3.       COMPREHENSIVE INCOME (continued)

         Other  comprehensive  (loss) income is shown net of tax (benefit) expense of approximately  ($184) thousand,  $651 thousand and
         ($1,961) thousand for 2001, 2000 and 1999 respectively.

         The components of accumulated other comprehensive income, net of tax, as of December 31 were as follows:

         (table in thousands)                                                  2001         2000
                                                                               ----         ----
         Unrealized investment gains                                           $  746    $  1,021
         Foreign currency translation                                              15          82
                                                                               ------    --------
         Accumulated other comprehensive income                                $  761    $  1,103
                                                                               ======    ========

4.       INVESTMENTS

         The amortized cost,  gross  unrealized gains and losses and estimated fair value of fixed maturities and investments in equity securities  as of  December  31,  2001 and 2000 are shown  below.  All  securities  held at  December  31,  2001 and 2000 were publicly traded.

         Investments in fixed maturities as of December 31, 2001 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized      Estimated
         (table in thousands)                         Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations                 $198,136         $2,869          $(413)      $200,592
         Obligations of state and political
           subdivisions                                   252              8              -            260
         Corporate securities                         158,494          4,051           (566)       161,979
                                                      -------          -----           -----       -------
              Totals                                 $356,882         $6,928          $(979)      $362,831
                                                     ========         ======          ======      ========

         The  amortized  cost and fair value of fixed  maturities,  by  contractual  maturity,  at December  31, 2001 are shown  below.
         Actual maturities may differ from contractual maturities due to call or prepayment provisions.

                                                       Amortized
         (table in thousands)                             Cost      Fair Value
                                                          ----      ----------
         Due in one year or less                      $    14,755   $    14,784
         Due after one through five years                 232,199       235,845
         Due after five through ten years                  92,984        94,289
         Due after ten years                               16,944        17,913
                                                      -----------   -----------
           Total                                      $   356,882   $   362,831
                                                      ===========   ===========

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS (continued)

         Investments in fixed maturities as of December 31, 2000 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized      Estimated
         (table in thousands)                         Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations              $    206,041   $      4,445   $        (11)  $    210,475
         Foreign government obligations                  2,791            195              -          2,986
         Obligations of state and political
              subdivisions                                 253              1              -            254
         Corporate securities                           72,237          1,565         (1,809)        71,993
                                                  ------------   ------------   -------------  ------------
              Totals                              $    281,322   $      6,206   $     (1,820)  $    285,708
                                                  ============   ============   =============  ============

         Proceeds from sales of fixed  maturities  during 2001, 2000 and 1999 and were  approximately  $386,816,000,  $302,632,000  and
         $32,196,000,  respectively.  Proceeds from maturities  during 2001, 2000 and 1999 were  approximately  $4,000,000,  $1,104,000 and $4,030,000,  respectively.  The cost, gross unrealized  gains/losses and fair value of investments in equity securities at
         December 31are shown below:

         (table in thousands)                              Gross          Gross
                                                        Unrealized     Unrealized        Fair
                                            Cost           Gains         Losses          Value
                                            ----           -----         ------          -----
         2001                             $  49,886       $   122       $(4,925)       $45,083
         2000                             $  23,218       $   372       $(3,188)       $20,402

         Net realized investment gains (losses) were as follows for the years ended December 31:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Fixed maturities:
           Gross gains                                  $  7,597      $  1,002       $    253
           Gross losses                                   (4,387)       (3,450)          (228)

         Investment in equity securities:
           Gross gains                                     1,910         1,913            990
           Gross losses                                   (4,192)         (153)          (437)
                                                        ---------     ---------      ---------
              Totals                                    $    928      $   (688)      $    578
                                                        ========      =========      ========

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

5.       NET INVESTMENT INCOME

         The sources of net investment income for the years ended December 31 were as follows:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Fixed maturities                              $  18,788     $  13,502      $   9,461
         Cash and cash equivalents                           773         5,154          2,159
         Investment in equity securities                     622            99             32
         Policy loans                                        244            97             31
         Derivative instruments                                -        (6,939)        (1,036)
                                                      ----------    -----------    -----------
         Total investment income                          20,427        11,913         10,647
         Investment expenses                                (301)         (257)          (206)
                                                      -----------   -----------    -----------
         Net investment income                         $  20,126     $  11,656      $  10,441
                                                       ==========    ============   =========

6.       INCOME TAXES

         The significant components of income tax expense for the years ended December 31 were as follows:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Current tax (benefit) expense                $   (39,047)  $   (29,244)   $    41,248
         Deferred tax expense (benefit)                    46,215        60,023        (10,904)
                                                      -----------   -----------    ------------
           Total income tax expense                   $     7,168   $    30,779    $    30,344
                                                      ===========   ===========    ===========

         Deferred tax assets (liabilities) include the following at December 31:

         (table in thousands)                              2001          2000
                                                           ----          ----
         Deferred tax assets:
           GAAP to tax reserve differences             $   241,503   $   382,826
           Future fees payable to ASI                       63,240             -
           Deferred compensation                            20,520        17,869
           Net operating loss carryforward                  14,372             -
           Surplus notes interest                            9,040         5,536
           AMT credit carryforward                           5,451             -
           Other                                             1,114           907
                                                       -----------   -----------
              Total deferred tax assets                    355,240       407,138
                                                       -----------   -----------

         Deferred tax liabilities:
           Deferred acquisition costs                     (404,758)     (411,417)
           Internal use software                            (3,417)       (2,524)
           Policy fees                                      (1,634)       (1,551)
           Net unrealized gains                               (411)         (595)
              Total deferred tax liabilities              (410,220)     (416,087)
                                                       ------------  ------------
                Net deferred tax asset (liability)     $   (54,980)  $    (8,949)
                                                       ============  ============

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES (continued)

         The income tax expense was  different  from the amount  computed by applying the federal  statutory tax rate of 35% to pre-tax income from continuing operations as follows:

         (table in thousands)                                          2001          2000          1999
                                                                       ----          ----          ----
         Income (loss) before taxes
           Domestic                                                $   42,886    $   98,136    $  109,036
           Foreign                                                     (2,619)       (2,540)       (2,523)
                                                                   -----------   -----------   -----------
           Total                                                       40,267        95,596       106,513
           Income tax rate                                                 35%           35%           35%
                                                                   -----------   -----------   -----------
         Tax expense at federal statutory income tax rate              14,094        33,459        37,280

         Tax effect of:
           Dividend received deduction                                 (8,400)       (7,350)       (9,572)
           Losses of foreign subsidiary                                   917           889           883
           Meals and entertainment                                        603           841           664
           State income taxes                                             (62)         (524)        1,071
           Other                                                           16         3,464            18
                                                                   ----------    ----------    ----------
              Income tax expense                                   $    7,168    $   30,779    $   30,344
                                                                   ==========    ==========    ==========

         The Company's net operating loss carryforwards, totaling approximately $41,063,000 at December 31, 2001, will expire in 2016.

7.       COST ALLOCATION AGREEMENTS WITH AFFILIATES

         Certain  operating costs  (including  personnel,  rental of office space,  furniture,  and equipment) have been charged to the
         Company at cost by American Skandia Information  Services and Technology  Corporation  ("ASIST"),  an affiliated company.  The
         Company  has also  charged  operating  costs to several of its  affiliates.  The total cost to the Company for these items was approximately  $6,179,000,  $13,974,000 and $11,136,000 in 2001, 2000 and 1999, respectively.  Income received for these items was approximately $13,166,000, $11,186,000 and $3,919,000 in 2001, 2000 and 1999, respectively.

         Beginning in 1999,  the Company was  reimbursed by ASM for certain  distribution  related costs  associated  with the sales of business  through an investment  firm where ASM serves as an introducing  broker dealer.  Under this  agreement,  the expenses reimbursed  were  approximately  $6,391,000,  $5,842,000 and $1,441,000 in 2001, 2000 and 1999,  respectively.  As of December
         31, 2001 and 2000, amounts receivable under this agreement were approximately $639,000 and $492,000, respectively.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI

         In a series of  transactions  with ASI,  the  Company  transferred  certain  rights to  receive a portion  of future  fees and contract charges expected to be realized on designated blocks of deferred annuity contracts.

         The proceeds  from the  transfers  have been recorded as a liability  and are being  amortized  over the  remaining  surrender charge  period of the  designated  contracts  using the  interest  method.  The Company did not  transfer the right to receive future fees and charges after the expiration of the surrender charge period.

         In  connection  with  these  transactions,  ASI,  through  special  purpose  trusts,  issued  collateralized  notes in private placements, which are secured by the rights to receive future fees and charges purchased from the Company.

         Under the terms of the Purchase  Agreements,  the rights transferred provide for ASI to receive a percentage (60%, 80% or 100%
         depending  on the  underlying  commission  option) of future  mortality  and expense  charges and  contingent  deferred  sales charges,  after reinsurance,  expected to be realized over the remaining  surrender charge period of the designated  contracts
         (generally 6 to 8 years).

         Payments,  representing  fees  and  charges  in  the  aggregate  amount,  of  approximately  $207,731,000,   $219,454,000  and
         $131,420,000  were  made  by  the  Company  to  ASI in  2001,  2000  and  1999,  respectively.  Related  interest  expense  of approximately  $59,873,000,  $70,667,000  and $52,840,000 has been included in the statement of income for 2001, 2000 and1999, respectively.

         The  Commissioner  of the State of  Connecticut  has approved the transfer of future fees and charges;  however,  in the event that the Company becomes subject to an order of liquidation or  rehabilitation,  the  Commissioner has the ability to stop the payments due to ASI under the Purchase Agreement subject to certain terms and conditions.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI (continued)

         The present values of the transactions as of the respective effective date were as follows:

                           Closing      Effective       Contract Issue        Discount       Present
        Transaction         Date          Date              Period              Rate          Value
        -----------         ----          ----              ------              ----          -----

           1996-1          12/17/96        9/1/96        1/1/94 - 6/30/96       7.5%           $50,221
           1997-1           7/23/97        6/1/97        3/1/96 - 4/30/97       7.5%            58,767
           1997-2          12/30/97       12/1/97        5/1/95 - 12/31/96      7.5%            77,552
           1997-3          12/30/97       12/1/97        5/1/96 - 10/31/97      7.5%            58,193
           1998-1           6/30/98        6/1/98        1/1/97 - 5/31/98       7.5%            61,180
           1998-2          11/10/98       10/1/98        5/1/97 - 8/31/98       7.0%            68,573
           1998-3          12/30/98       12/1/98        7/1/96 - 10/31/98      7.0%            40,128
           1999-1           6/23/99        6/1/99        4/1/94 - 4/30/99       7.5%           120,632
           1999-2          12/14/99       10/1/99       11/1/98 - 7/31/99       7.5%           145,078
           2000-1           3/22/00        2/1/00        8/1/99 - 1/31/00       7.5%           169,459
           2000-2           7/18/00        6/1/00        2/1/00 - 4/30/00      7.25%            92,399
           2000-3          12/28/00       12/1/00        5/1/00 - 10/31/00     7.25%           107,291
           2000-4          12/28/00       12/1/00        1/1/98 - 10/31/00     7.25%           107,139

         Expected payments of future fees payable to ASI as of December 31, 2001 are as follows:

           (table in thousands)           Year             Amount
                                          ----             ------

                                          2002      $   175,357
                                          2003          171,345
                                          2004          156,842
                                          2005          132,702
                                          2006          102,188
                                          2007           50,821
                                          2008            7,800
                                                    -----------
                                          Total         $797,055
                                                        ========

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

9.       LEASES

         The Company  leases office space under a lease  agreement  established  in 1989 with ASIST.  The Company  entered into a lease agreement for office space in  Westminster,  Colorado,  effective  January 1, 2001.  Lease expense for 2001, 2000 and 1999 was approximately  $8,404,000,  $6,593,000 and $5,003,000,  respectively.  Future minimum lease payments per year and in aggregate as of December 31, 2001 are as follows:

              (table in thousands)       2002                          $   7,913
                                         2003                              8,087
                                         2004                              8,570
                                         2005                              8,609
                                         2006                              8,698
                                         2007 and thereafter              41,711
                                                                       ---------
                                         Total                         $  83,588
                                                                       =========

10.      RESTRICTED ASSETS

         To comply with certain state insurance  departments'  requirements,  the Company  maintains  cash,  bonds and notes on deposit with  various  states.  The carrying  value of these  deposits  amounted to  approximately  $4,822,000  and  $4,636,000  as of
         December 31, 2001 and 2000,  respectively.  These deposits are required to be maintained for the protection of  contractowners within the individual states.

11.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Statutory  basis  shareholder's  equity was  approximately  $226,780,000  and  $342,804,000  at  December  31,  2001 and 2000,
         respectively.

         The Company incurred statutory basis net losses for 2001 of approximately  $121,957,000 due primarily to significant  declines in the equity  markets  during the year as well as increased  levels of  operating  expenses  relative to revenues.  Statutory basis net income for 2000 was $11,550,000, as compared to losses of $17,672,000 in 1999.

         Under various state insurance  laws, the maximum amount of dividends that can be paid to  shareholders  without prior approval of the state insurance  department is subject to restrictions  relating to statutory surplus and net gain from operations.  At
         December 31, 2001, no amounts may be distributed without prior approval.

         On November 8, 1999,  the Board of Directors  authorized  the Company to increase the par value of its capital  stock from $80 per share to $100 per share in order to comply  with  minimum  capital  levels as  required by the  California  Department  of
         Insurance.  This transaction  resulted in a corresponding  decrease in paid in and contributed  surplus of $500,000 and had no effect on capital and surplus.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

12.      STATUTORY ACCOUNTING PRACTICES

         The Company  prepares its statutory basis  financial  statements in accordance  with  accounting  practices  prescribed by the
         State of Connecticut  Insurance  Department.  Prescribed  statutory  accounting practices include publications of the National
         Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules.

         The NAIC adopted the  Codification of Statutory  Accounting  Principles  (Codification)  in March 1998. The effective date for codification  was January 1, 2001. The Company's  state of domicile,  Connecticut,  has adopted  codification  and the Company has made the necessary changes in its statutory  accounting and reporting required for  implementation.  The overall impact of adopting  codification  was a one-time,  cumulative  change in accounting  benefit recorded  directly in statutory  surplus of approximately $12,047,000.

         In addition,  during 2001, based on a recommendation from the State of Connecticut Insurance  Department,  the Company changed its statutory  method of  accounting  for its liability  associated  with  securitized  variable  annuity fees.  Under the new method of  accounting,  the liability for  securitized  fees is established  consistent  with the method of accounting for the liability  associated with variable annuity fees ceded under reinsurance  contracts.  This equates to the statutory  liability at any valuation  date being equal to the  Commissioners  Annuity  Reserve  Valuation  Method  (CARVM)  offset  related to the securitized  contracts.  The impact of this change in  accounting,  representing  the  difference in the liability  calculated under the old  method  versus  the new  method as of  January  1,  2001,  was  reported  as a  cumulative  effect of change in accounting benefit recorded directly in statutory surplus of approximately $20,215,000.

13.      EMPLOYEE BENEFITS

         The Company has a 401(k) plan for which  substantially  all employees are eligible.  Under this plan,  the Company  provides a
         50% match on employees'  contributions up to 6% of an employee's  salary (for an aggregate match of up to 3% of the employee's salary).  Additionally,  the Company may contribute  additional  amounts based on  profitability of the Company and certain of its affiliates.  Company  contributions to this plan on behalf of the participants were approximately  $2,738,000,  $3,734,000 and $3,164,000 in 2001, 2000 and 1999, respectively.

         The Company has a deferred  compensation  plan,  which is available to the field marketing staff and certain other  employees.
         Company contributions to this plan on behalf of the participants were approximately  $345,000,  $399,000 and $193,000 in 2001,
         2000 and 1999, respectively.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

13.      EMPLOYEE BENEFITS (continued)

         The  Company  and  certain  affiliates  cooperatively  have a  long-term  incentive  program  under which units are awarded to executive  officers  and other  personnel.  The Company and  certain  affiliates  also have a profit  sharing  program,  which benefits all employees  below the officer level.  These  programs  consist of multiple  plans with new plans  instituted  each year.  Generally,  participants  must remain  employed by the Company or its  affiliates at the time such units are payable in order to  receive  any  payments  under  the  programs.  The  accrued  liability  representing  the  value of these  units was approximately  $13,645,000  and  $31,632,000  as of December 31, 2001 and 2000,  respectively.  Payments  under these programs were approximately $8,377,000, $13,542,000, and $4,079,000 in 2001, 2000 and 1999, respectively.

14.      REINSURANCE

         The  Company  cedes  insurance  to other  insurers in order to limit its risk  exposure.  Such  transfer  does not relieve the
         Company of its primary  liability and, as such,  failure of reinsurers to honor their obligation could result in losses to the
         Company.  The Company reduces this risk by evaluating the financial condition and credit worthiness of reinsurers.

         The effect of reinsurance for the 2001, 2000 and 1999 was as follows:

         (table in thousands)

        2001                                                             Gross         Ceded           Net
        ----                                                             -----         -----           ---
        Annuity and life insurance charges and fees                  $   430,913    $   (52,220)  $   378,693
        Change in annuity and life insurance policy reserves         $   (35,835)   $    (4,063)  $   (39,898)
        Return credited to contractowners                            $    16,741    $        92   $    16,833

        2000
        ----
        Annuity and life insurance charges and fees                  $   477,802    $   (53,224)  $   424,578
        Change in annuity and life insurance policy reserves         $    45,784    $      (766)  $    45,018
        Return credited to contractowners                            $    13,607    $    (4,561)  $     9,046

        1999
        ----
        Annuity and life insurance charges and fees                  $   326,670    $   (36,681)  $   289,989
        Change in annuity and life insurance policy reserves         $     4,151    $    (1,073)  $     3,078
        Return credited to contractowners                            $    (1,382)   $      (257)  $    (1,639)

         In December 2000, the Company entered into a modified  coinsurance  agreement with SICL covering certain  contracts issued since
         January  1996.  The impact of this  treaty to the  Company was a pre tax loss of  approximately  $4,917,000  in 2001 and pre tax income  of  approximately  $7,067,453  in 2000.  At  December  31,  2001 and 2000,  approximately  $12,983,000  and  $6,109,000, respectively, was payable to SICL under this agreement.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

15.      SURPLUS NOTES

         The Company has issued  surplus  notes to ASI in exchange  for cash.  Surplus  notes  outstanding  as of December 31, 2001 and
         2000, and interest expense for 2001, 2000 and 1999 were as follows:

                                                     Liability as of
         (table in thousands)                         December 31,                    Interest Expense
                                   Interest                                            For the Years
            Note Issue Date          Rate          2001          2000          2001         2000         1999
         ----------------------    ---------     ----------    ----------    ---------    ---------    ---------
         ----------------------    ---------     ----------

         ----------------------
         ----------------------
         February 18, 1994           7.28%               -             -             -          732          738
         ----------------------
         March 28, 1994              7.90%               -             -             -          794          801
         ----------------------
         September 30, 1994          9.13%               -        15,000         1,282        1,392        1,389
         ----------------------
         December 28, 1994           9.78%               -             -             -            -        1,308
         ----------------------
         December 19, 1995           7.52%          10,000        10,000           763          765          762
         ----------------------
         December 20, 1995           7.49%          15,000        15,000         1,139        1,142        1,139
         ----------------------
         December 22, 1995           7.47%           9,000         9,000           682          684          682
         ----------------------
         June 28, 1996               8.41%          40,000        40,000         3,411        3,420        3,411
         ----------------------
         December 30, 1996           8.03%          70,000        70,000         5,699        5,715        5,698
                                                 ----------    ----------    ---------    ---------    ---------
                                                 ----------    ----------    ---------    ---------    ---------

         ----------------------
         ----------------------
         Total                                    $144,000      $159,000       $12,976      $14,644      $15,928
                                                 ==========    ==========    =========    =========    =========

         On December 3, 2001, a surplus note,  dated  September 30, 1994, for  $15,000,000  was repaid.  On December 27, 2000,  surplus notes for $10,000,000,  dated February 18, 1994, and $10,000,000,  dated March 28, 1994, were repaid.  On December 10, 1999, a surplus note, dated December 28, 1994, for $14,000,000 was repaid.  All surplus notes mature seven years from the issue date.

         Payment of interest and repayment of principal for these notes is subject to certain  conditions  and require  approval by the
         Insurance  Commissioner  of the  State  of  Connecticut.  At  December  31,  2001  and  2000,  approximately  $25,829,000  and
         $15,816,000, respectively, of accrued interest on surplus notes was not approved for payment under these criteria.

16.      SHORT-TERM BORROWING

         The  Company had a  $10,000,000  short-term  loan  payable to ASI at  December  31, 2001 and 2000 as part of a revolving  loan agreement.  The loan has an interest rate of 3.67% and matures on March 12, 2002.  The total related  interest  expense to the
         Company was  approximately  $522,000,  $687,000 and $585,000 in 2001, 2000 and 1999,  respectively.  Accrued  interest payable was approximately $113,000 and $222,000 as of December 31, 2001 and 2000, respectively.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

17.      CONTRACT WITHDRAWAL PROVISIONS

         Approximately 99% of the Company's separate account  liabilities are subject to discretionary  withdrawal by contractowners at market value or with market value  adjustment.  Separate account assets,  which are carried at fair value, are adequate to pay such  withdrawals,  which are generally  subject to surrender  charges  ranging from 10% to 1% for contracts held less than 10 years.

18.      RESTRUCTURING CHARGES

         On March 22,  2001,  and  December 3, 2001,  the  Company  announced  separate  plans to reduce  expenses to better  align its operating  infrastructure  with the current investment market  environment.  As part of the two plans, the Company's workforce was  reduced by  approximately  140  positions  and 115  positions,  respectively,  affecting  substantially  all areas of the
         Company.  Estimated pre-tax severance  benefits of approximately  $8,500,000 have been charged against 2001 operations related to these  reductions.  These  charges  have  been  reported  in the  Consolidated  Statements  of  Income  as a  component  of
         Underwriting,  Acquisition  and Other  Insurance  Expenses.  As of December 31, 2001, the remaining  restructuring  liability, relating primarily to the December 3, 2001 plan, was approximately $4,104,000.

19.      COMMITMENTS AND CONTINGENT LIABILITIES

         As of the date of this filing,  the Company is not  involved in any legal  proceedings  outside of the ordinary  course of its business  operations.  The Company is involved in pending and  threatened  legal  proceedings  in the  ordinary  course of its business  operations.  While the outcome of these legal  proceedings  cannot be determined at this time,  after  consideration of the defenses  available to the Company,  applicable  insurance coverage and any related reserves  established,  these legal proceedings are not expected to result in liability for amounts material to the financial  condition of the Company,  although they may adversely affect results of operations in future periods.

20.      SEGMENT REPORTING

         In recent years,  in order to complete the array of products  offered by the Company and its affiliates to meet a wide variety of financial planning,  the Company developed variable life insurance and qualified  retirement plan annuity products.  Assets under  management  and sales for products  other than  variable  annuities  have not been  significant  enough to warrant full segment  disclosures as required by SFAS 131,  "Disclosures about Segments of an Enterprise and Related  Information," and the
         Company  does not  anticipate  that they will do so in the  future  due to a change in the  Company's  strategy.  On March 15,
         2002,  the Company  announced  that it will no longer  accept new  business  for the funding of  qualified  retirement  plans, effective  July 31, 2002 and will not accept  applications  for it's flexible  premium  variable  insurance  products that are signed  after  April 1, 2002 or  received  after  April 15,  2002.  The  Company  intends  to  continue  to accept  additional contributions  to existing  qualified  plans,  to service and accept  additional  premiums for its existing  flexible  premium variable insurance contracts, and to continue to offer and sell its single premium variable life insurance products.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

21.      QUARTERLY FINANCIAL DATA (UNAUDITED)

         The following table summarizes information with respect to the operations of the Company on a quarterly basis:

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          2001                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $   131,096   $   128,665    $   114,714    $   117,854
        Net investment income*                           5,381         4,997          5,006          4,742
        Net realized capital gains (losses)              1,902           373            376         (1,723)
                                                  ------------  ------------   ------------   -------------
        Total revenues                                 138,379       134,035        120,096        120,873
        Benefits and expenses*                         122,940       110,644        115,313        124,219
                                                  ------------  ------------   ------------   ------------
        Pre-tax net income                              15,439        23,391          4,783         (3,346)
        Income taxes                                     4,034         7,451           (480)        (3,837)
                                                  ------------  ------------   -------------  -------------
        Net income                                 $    11,405   $    15,940    $     5,263    $       491
                                                  ============  ============   ============   ============

        *     For the quarters  ended March 31,  2001,  June 30, 2001 and  September  30,  2001,  the Company had  reported  investment
              performance   associated  with  its  derivatives  as  net  investment   income.   The  above   presentation   reflects  a
              reclassification of these amounts to benefits and expenses.

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          2000                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $   137,255   $   139,317    $   147,923    $   136,159
        Net investment income                            2,876         3,628          4,186            966
        Net realized capital gains (losses)                729        (1,436)          (858)           877
                                                  ------------  -------------  -------------  ------------
        Total revenues                                 140,860       141,509        151,251        138,002
        Benefits and expenses                          106,641       121,356        137,514        110,515
                                                  ------------  ------------   ------------   ------------
        Pre-tax net income                              34,219        20,153         13,737         27,487
        Income taxes                                    10,038         5,225          3,167         12,349
                                                  ------------  ------------   ------------   ------------
        Net income                                 $    24,181   $    14,928    $    10,570    $    15,138
                                                  ============  ============   ============   ============

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

21.      QUARTERLY FINANCIAL DATA (UNAUDITED) (continued)

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          1999                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $    78,509   $    88,435    $    97,955    $   111,443
        Net investment income                            2,654         2,842          2,735          2,210
        Net realized capital gains                         295            25            206             52
        Total revenues                                  81,458        91,302        100,896        113,705
        Benefits and expenses                           64,204        67,803         71,597         77,244
        Pre-tax net income                              17,254        23,499         29,299         36,461
        Income taxes                                     3,844         7,142          7,898         11,460
        Net income                                 $    13,410   $    16,357    $    21,401    $    25,001
                                                  ============  ============   ============   ============

                                                THIS PAGE IS INTENTIONALLY LEFT BLANK.

                                 APPENDIX B - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B

The Unit Prices and number of Units in the  Sub-accounts  that commenced  operations  prior to January 1, 2002 are shown below.  All or some of these  Sub-accounts  were  available  during the periods  shown as  investment  options for other  variable  annuities we offer pursuant to different  prospectuses.  The Insurance Charge assessed  against the  Sub-accounts  under the terms of those other variable annuities are the same as the charges assessed against such Sub-accounts under the Annuity offered pursuant to this Prospectus.

Unit Prices And Numbers Of Units:  The  following  table shows:  (a) the Unit Price,  as of the dates  shown,  for Units in each of the
Class 1 Sub-accounts of Separate  Account B that commenced  operations  prior to January 1, 2002 and are being offered pursuant to this
Prospectus or which we offer pursuant to certain other  prospectuses;  and (b) the number of Units outstanding in each such Sub-account as of the dates  shown.  The year in which  operations  commenced in each such  Sub-account  is noted in  parentheses.  To the extent a
Sub-account  commenced  operations  during a particular  calendar  year,  the Unit Price as of the end of the period  reflects only the partial year results from the  commencement  of  operations  until  December 31st of the  applicable  year.  The  portfolios in which a particular  Sub-account invests may or may not have commenced operations prior to the date such Sub-account commenced  operations.  The initial offering price for each Sub-account was $10.00.

                                                                       Year Ended December 31,
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                            2001       2000       1999        1998       1997        1996       1995       1994        1993       1992
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Wells Fargo Variable
Trust - International
Equity
(2000)
Unit Price                    $7.37       8.90           -          -           -          -          -           -          -           -
Number of Units             205,255    127,257           -          -           -          -          -           -          -           -
-------------------------------------------------------------------------------------------------------------------------------------------
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Wells Fargo Variable
Trust - Small Cap
Growth
(1999)
Unit Price                    $9.38      12.58       16.48          -           -          -          -           -          -           -
Number of Units             900,655    902,955     247,735          -           -          -          -           -          -           -
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Wells Fargo Variable
Trust -Growth
(1994)
Unit Price                   $18.83      23.64       27.75      23.37       18.40      15.90      13.18       10.34          -           -
Number of Units           3,783,815  4,373,354   4,625,477  4,314,842   3,907,919  2,096,545    823,247     204,067          -           -
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Wells Fargo Variable
Trust - Large Company
Growth
(1999)
Unit Price                    $9.16      11.75       11.98          -           -          -          -           -          -           -
Number of Units           1,900,437  1,563,551     189,740          -           -          -          -           -          -           -
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-------------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable
Trust - Equity Value
(1998)
Unit Price                    $8.83       9.56        9.17       9.53           -          -          -           -          -           -
Number of Units           3,705,869  4,442,888   2,826,839  1,148,849           -          -          -           -          -           -
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Wells Fargo Variable
Trust - Equity Income
(1999)
Unit Price                    $9.37      10.05        9.96          -           -          -          -           -          -           -
Number of Units           1,019,937    502,986     136,006          -           -          -          -           -          -           -
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                                                                       Year Ended December 31,
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                            2001       2000       1999        1998       1997        1996       1995       1994        1993       1992
-------------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable
Trust - Asset Allocation
(1994)
Unit Price                   $20.28      22.11       22.20      20.59       16.67      13.99      12.73       10.01          -           -
Number of Units          10,328,629 11,237,827  10,783,373  7,584,157   5,186,216  3,700,609  1,991,150     743,176          -           -
-------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable
Trust - Corporate
Bond
(1999)
Unit Price                   $11.44      10.81        9.94          -           -          -          -           -          -           -
Number of Units           2,978,591  3,634,317   3,758,299          -           -          -          -           -          -           -
-------------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable
Trust - Money Market
(1998)
Unit Price                   $12.84      12.55       12.04      11.68       11.31      10.92      10.58       10.18          -           -
Number of Units           5,952,104  3,440,514   3,500,017  2,250,003   1,304,834  1,157,342    521,291     144,050          -           -

AST American Century
International Growth 1
(1997)
Unit Price                   $12.85      17.92       21.66      13.30       11.35          -          -           -          -           -
Number of Units          37,487,425 17,007,352   6,855,601  5,670,336   2,857,188          -          -           -          -           -
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AST PBHG Small-Cap
Growth 2
(1994)
Unit Price                   $19.84      21.51       42.08      17.64       17.28      16.54      13.97       10.69          -           -
Number of Units          23,048,821 25,535,093  32,134,969 15,003,001  14,662,728 12,282,211  6,076,373   2,575,105          -           -
-------------------------------------------------------------------------------------------------------------------------------------------
AST DeAM Small-
Cap Growth 3
(1999)
Unit Price                    $8.46      11.98       15.37          -           -          -          -           -          -           -
Number of Units          60,703,791 63,621,279  53,349,003          -           -          -          -           -          -           -
-------------------------------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs
Small-Cap Value 4
(1998)
Unit Price                   $15.12      13.95       10.57       9.85           -          -          -           -          -           -
Number of Units          26,220,860 15,193,053   6,597,544  4,081,870           -          -          -           -          -           -
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AST Gabelli Small-Cap
Value 5
(1997)
Unit Price                   $14.08      13.35       11.11      11.20       12.70          -          -           -          -           -
Number of Units          35,483,530 23,298,524  21,340,168 24,700,211  14,612,510          -          -           -          -           -
-------------------------------------------------------------------------------------------------------------------------------------------

AST Janus Mid-Cap
Growth
(2000)
Unit Price                    $3.88       6.58           -          -           -          -          -           -          -           -
Number of Units          17,045,776  9,426,102           -          -           -          -          -           -          -           -
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                                                                       Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------------------------------
                            2001       2000       1999        1998       1997        1996       1995       1994        1993       1992
-------------------------------------------------------------------------------------------------------------------------------------------
AST Neuberger Berman
Mid-Cap Growth 6
(1994)
Unit Price                   $18.95      25.90       28.58      19.15       16.10      13.99      12.20        9.94          -           -
Number of Units          25,717,164 26,517,850  13,460,525 13,389,289  11,293,799  9,563,858  3,658,836     301,267          -           -
-------------------------------------------------------------------------------------------------------------------------------------------

AST Neuberger Berman
Mid-Cap Value 7
(1993)
Unit Price                   $20.16      21.09       16.78      16.10       16.72      13.41      12.20        9.81      10.69           -
Number of Units          47,298,313 44,558,699  37,864,586 16,410,121  11,745,440  9,062,152  8,642,186   7,177,232  5,390,887           -
-------------------------------------------------------------------------------------------------------------------------------------------

AST Alger All-Cap
Growth
(2000)
Unit Price                    $5.54       6.74           -          -           -          -          -           -          -           -
Number of Units          125,442,91628,229,631           -          -           -          -          -           -          -           -
-------------------------------------------------------------------------------------------------------------------------------------------

AST MFS Growth
(1999)
Unit Price                    $8.02      10.38       11.27          -           -          -          -           -          -           -
Number of Units          117,716,242 7,515,486     409,467          -           -          -          -           -          -           -
-------------------------------------------------------------------------------------------------------------------------------------------

AST Marsico Capital
Growth
(1997)
Unit Price                   $13.74      17.81       21.06      14.00       10.03          -          -           -          -           -
Number of Units          85,895,802 94,627,691  78,684,943 40,757,449     714,309          -          -           -          -           -
-------------------------------------------------------------------------------------------------------------------------------------------

AST JanCap Growth
(1992)
Unit Price                   $27.71      41.14       60.44      39.54       23.83      18.79      14.85       10.91      11.59       10.51
Number of Units          84,116,221 99,250,773  94,850,623 80,631,598  62,486,302 46,779,164 28,662,737  22,354,170 13,603,637   1,476,139
-------------------------------------------------------------------------------------------------------------------------------------------

AST Cohen & Steers
Realty
(1998)
Unit Price                   $10.54      10.39        8.35       8.28           -          -          -           -          -           -
Number of Units          12,268,426 11,891,188   6,224,365  3,771,461           -          -          -           -          -           -

-------------------------------------------------------------------------------------------------------------------------------------------
AST American Century                                                                                                         `
Income & Growth 8
(1997)
Unit Price                   $12.86      14.24       16.19      13.35       12.06          -          -           -          -           -
Number of Units          27,386,278 32,388,202  21,361,995 13,845,190   9,523,815          -          -           -          -           -
-------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------
AST INVESCO Equity
Income
(1994)
Unit Price                   $19.84      22.01       21.31      19.34       17.31      14.23      12.33        9.61          -           -
Number of Units          48,595,962 50,171,495  46,660,160 40,994,187  33,420,274 23,592,226 13,883,712   6,633,333          -           -
-------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------
AST PIMCO Total
Return Bond
(1994)
Unit Price                   $15.46      14.40       13.09      13.43       12.44      11.48      11.26        9.61          -           -
Number of Units          99,028,465 82,545,240  73,530,507 64,224,618  44,098,036 29,921,643 19,061,840   4,577,708          -           -
-------------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------------------------------
                            2001       2000       1999        1998       1997        1996       1995       1994        1993       1992
-------------------------------------------------------------------------------------------------------------------------------------------
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AST PIMCO Limited
Maturity Bond
(1995)
Unit Price                   $13.61      12.79       11.96      11.73       11.26      10.62      10.37           -          -           -
Number of Units          42,410,807 31,046,956  32,560,943 28,863,932  25,008,310 18,894,375 15,058,644           -          -           -

The Montgomery Variable
Series - MV Emerging
Markets
(1996)
Unit Price                    $6.50       7.09       10.06       6.19       10.05      10.25          -           -          -           -
Number of Units          14,095,135 12,899,472  12,060,036 10,534,383  10,371,104  2,360,940          -           -          -           -

INVESCO VIF -
Technology
(1999)
Unit Price                    $6.66      12.48       16.52          -           -          -          -           -          -           -
Number of Units          26,652,622 29,491,113   4,622,242          -           -          -          -           -          -           -
-------------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF - Health
Sciences
(1999)
Unit Price                   $12.58      14.59       11.34          -           -          -          -           -          -           -
Number of Units          17,419,141 19,381,405     786,518          -           -          -          -           -          -           -
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1.       This  Portfolio  reflects  the  addition of the net assets of the AST  American  Century  International  Growth  Portfolio  II
     ("Portfolio II") as a result of the merger between the Portfolio and Portfolio II.
2.       Effective  September 17, 2001, Pilgrim Baxter & Associates,  Ltd. became Sub-advisor of the Portfolio.  Prior to September 17,
     2001,  Janus Capital  Corporation  served as  Sub-advisor  of the  Portfolio,  then named "AST Janus  Small-Cap  Growth." Prior to
     December  31,  1998,  Founders  Asset  Management,  LLC served as  Sub-advisor  of the  Portfolio,  then named  "Founders  Capital
     Appreciation Portfolio."
3.       Effective  December 10, 2001,  Deutsche Asset  Management,  Inc.  became  Sub-advisor of the Portfolio.  Prior to December 10,
     2001,  Zurich  Scudder  Investments,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST Scudder  Small-Cap  Growth
     Portfolio".  Prior to May 1, 2001 the Portfolio was named "AST Kemper Small-Cap Growth Portfolio."
4.       Effective May 1, 2001,  Goldman Sachs Asset  Management  became  Sub-advisor  of the  Portfolio.  Prior to May 1, 2001,  Lord,
     Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Small Cap Value."
5.       Effective  October 23, 2000, GAMCO  Investors,  Inc. became  Sub-advisor of the Portfolio.  Prior to October 23, 2000, T. Rowe
     Price Associates, Inc. served as Sub-advisor of the Portfolio, then named "AST T. Rowe Price Small Company Value Portfolio."
6.       Effective May 1, 1998,  Neuberger Berman Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to May 1, 1998, Berger
     Associates, Inc. served as Sub-advisor of the Portfolio, then named "Berger Capital Growth Portfolio."
7.       Effective  May 1,  1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1, 1998,
     Federated Investment Counseling served as Sub-advisor of the Portfolio, then named "Federated Utility Income Portfolio."
8.       Effective May 3, 1999,  American Century  Investment  Management,  Inc. became  Sub-advisor of the Portfolio.  Between October
     15, 1996 and May 3, 1999, Putnam Investment Management,  Inc. served as Sub-advisor of the Portfolio, then named "AST Putnam Value
     Growth & Income."

                                          APPENDIX C - CALCULATION OF OPTIONAL DEATH BENEFITS

Examples of Enhanced Beneficiary Protection Optional Death Benefit Calculation
The following are examples of how the Enhanced  Beneficiary  Protection  Optional  Death Benefit is  calculated.  Each example  assumes that a $50,000  initial  Purchase  Payment is made and that no withdrawals  are made prior to the Owner's death.  Each example  assumes that there is one Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable investment options.

Example with market increase
Assume that the Owner's  Account Value has been  increasing  due to positive  market  performance.  On the date we receive due proof of death, the Account Value is $75,000.  The basic Death Benefit is calculated as Purchase  Payments minus  proportional  withdrawals,  or
Account Value,  which ever is greater.  Therefore,  the basic Death Benefit is equal to $75,000.  The Enhanced  Beneficiary  Protection
Optional  Death Benefit is equal to the amount payable under the basic Death Benefit  ($75,000) PLUS 50% of the "Death Benefit  Amount"
less Purchase Payments reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $75,000
         Basic Death Benefit =      $75,000
         Death Benefit Amount =     $75,000 - $50,000 = $25,000

         Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit =  $75,000 + $12,500 = $87,500

Examples with market decline
Assume that the Owner's  Account Value has been decreasing due to declines in market  performance.  On the date we receive due proof of death, the Account Value is $45,000.  The basic Death Benefit is calculated as Purchase  Payments minus  proportional  withdrawals,  or
Account Value,  which ever is greater.  Therefore,  the basic Death Benefit is equal to $50,000.  The Enhanced  Beneficiary  Protection
Optional  Death Benefit is equal to the amount payable under the basic Death Benefit  ($50,000) PLUS 50% of the "Death Benefit  Amount"
less Purchase Payments reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $40,000
         Basic Death Benefit =      $50,000
         Death Benefit Amount =     $50,000 - $50,000 = $0

         Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit =  $50,000 + $0 = $50,000

         In this example you would receive no additional  benefit from purchasing the Enhanced  Beneficiary  Protection  Optional Death
         Benefit.

Examples of Guaranteed Minimum Death Benefit Calculation
The following are examples of how the  Guaranteed  Minimum Death Benefit is  calculated.  Each example  assumes that a $50,000  initial
Purchase  Payment is made and that no  withdrawals  are made prior to the Owner's death.  Each example  assumes that there is one Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable investment options.

Example of market increase
Assume that the Owner's  Account Value has generally been  increasing due to positive  market  performance.  On the date we receive due proof of death, the Account Value is $90,000.  The Highest  Anniversary  Value at the end of any previous period is $72,000.  The Death
Benefit would be the Account Value  ($90,000)  because it is greater than the Highest  Anniversary  Value ($72,000) or the sum of prior
Purchase Payments increased by 5.0% annually ($73,872.77).

Example of market decrease
Assume that the Owner's Account Value  generally  increased  until the fifth  anniversary  but generally has been decreasing  since the fifth contract  anniversary.  On the date we receive due proof of death, the Account Value is $48,000.  The Highest  Anniversary  Value
at the end of any  previous  period is  $54,000.  The Death  Benefit  would be the sum of prior  Purchase  Payments  increased  by 5.0%
annually ($73,872.77) because it is greater than the Highest Anniversary Value ($54,000) or the Account Value ($48,000).

Example of market increase followed by decrease
Assume that the Owner's  Account  Value  increased  significantly  during the first six years  following  the Issue Date.  On the sixth anniversary  date the Account Value is $90,000.  During the seventh  Annuity Year,  the Account Value  increases to as high as $100,000 but then  subsequently  falls to $80,000 on the date we receive due proof of death. The Death Benefit would be the Highest  Anniversary
Value at the end of any previous  period  ($90,000),  which  occurred on the sixth  anniversary,  although the Account Value was higher during the  subsequent  period.  The Account Value on the date we receive due proof of death  ($80,000) is lower,  as is the sum of all prior Purchase Payments increased by 5.0% annually ($73,872.77).

                                          APPENDIX D - Plus40(TM)OPTIONAL LIFE INSURANCE RIDER

---------------------------------------------------------------------------------------------------------------------------------------
The life insurance  coverage  provided under the Plus40(TM)Optional Life Insurance Rider ("Plus40(TM)rider" or the "Rider") is supported by
American  Skandia's general account and is not subject to, or registered as a security under,  either the Securities Act of 1933 or the
Investment  Company Act of 1940.  Information  about the Plus40(TM)rider is  included  as an  Appendix  to this  Prospectus  to help you understand the Rider and the  relationship  between the Rider and the value of your Annuity.  It is also included because you can elect to pay for the Rider  with  taxable  withdrawals  from your  Annuity.  The staff of the  Securities  and  Exchange  Commission  has not reviewed  this  information.  However,  the  information  may be subject to certain  generally  applicable  provisions  of the  Federal securities laws regarding accuracy and completeness.
---------------------------------------------------------------------------------------------------------------------------------------

The income  tax-free life insurance  payable to your  Beneficiary(ies)  under the Plus40(TM)rider is equal to 40% of the Account Value of your Annuity as of the date we receive due proof of death,  subject to certain  adjustments,  restrictions  and  limitations  described below.

ELIGIBILITY
The Plus40(TM)rider may be  purchased as a rider on your  Annuity.  The Rider must cover those  persons  upon whose death the  Annuity's death benefit  becomes  payable - the Annuity's  owner or owners,  or the  Annuitant (in the case of an entity owned  Annuity).  If the
Annuity has two Owners,  the  Rider's  death  benefit is payable  upon the first death of such  persons.  If the Annuity is owned by an entity, the Rider's death benefit is payable upon the death of the Annuitant, even if a Contingent Annuitant is named.

The minimum  allowable  age to purchase  the Plus40(TM)rider is 40; the maximum  allowable  age is 75. If the Rider is  purchased on two lives,  both persons must meet the age  eligibility  requirements.  The Plus40(TM)rider is not  available  to  purchasers  who use their
Annuity as a funding  vehicle for a Tax Sheltered  Annuity (or 403(b)) or as a funding  vehicle for a qualified  plan under Section 401 of the Internal Revenue Code ("Code").

ADJUSTMENTS, RESTRICTIONS & LIMITATIONS
|X|      If you die during the first 24 months  following the effective  date of the Plus40(TM)rider  (generally,  the Issue Date of your
         Annuity),  the death  benefit  will be limited to the amount of any charges  paid for the Rider while it was in effect.  While we will return the charges  you have paid  during the  applicable  period as the death  benefit,  your  Beneficiary(ies)  will receive no additional life insurance benefit from the Plus40(TM)rider if you die within 24 months of its effective date.
                    ----------

|X|      If you make a Purchase  Payment  within 24 months prior to the date of death,  the Account  Value used to determine the amount of the death  benefit  will be reduced by the  amount of such  Purchase  Payment(s).  If we reduce the death  benefit  payable under the  Plus40(TM)rider  based on this  provision,  we will  return  50% of any  charges  paid for the Rider  based on those
         Purchase Payments as an additional amount included in the death benefit under the Rider.

|X|      If we apply  Credits to your Annuity  based on Purchase  Payments,  such Credits are treated as Account  Value for purposes of determining  the death benefit  payable under the Plus40(TM)rider.  However,  if Credits were applied to Purchase  Payments made within 24 months  prior to the date of death,  the Account  Value used to  determine  the amount of the death  benefit will be reduced  by the  amount of such  Credits.  If we reduce  the death  benefit  payable  under the  Plus40(TM)rider  based on this provision,  we will return 50% of any charges paid for the Rider based on such  Credits as an  additional  amount  included in the death benefit under the Rider.

|X|      If you become  terminally  ill (as defined in the Rider) and elect to receive a portion of the Plus40(TM)rider's  death benefit under the  Accelerated  Death  Benefit  provision,  the amount  that will be  payable  under the Rider upon your death will be reduced.  Please refer to the Accelerated Death Benefit provision described below.

|X|      If charges for the Plus40(TM)rider are due and are unpaid as of the date the death  benefit is being  determined,  such charges will be deducted from the amount paid to your Beneficiary(ies).

|X|      If the age of any person  covered  under the  Plus40(TM)rider is  misstated,  we will  adjust any  coverage  under the Rider to conform to the facts.  For example,  if, due to the  misstatement,  we overcharged  you for coverage under the Rider,  we will add  any  additional  charges  paid  to the  amount  payable  to  your  Beneficiary(ies).  If,  due to  the  misstatement,  we undercharged  you for coverage  under the Rider,  we will reduce the death  benefit in  proportion  to the charges not paid as compared to the charges that would have been paid had there been no misstatement.

|X|

     On or after an Owner reaches the expiry date of the Rider (the  anniversary of the Annuity's  Issue Date on or  immediately  after the 95th  birthday),  coverage  will  terminate.  No charge will be made for an Owner  following the expiry date. If there are two Owners,  the expiry date applies  separately to each Owner;  therefore,  coverage may continue for one Owner and terminate as to the other Owner.

MAXIMUM BENEFIT
The Plus40(TM)rider is subject to a Maximum  Death Benefit  Amount based on the Purchase  Payments  applied to your Annuity.  The Plus40(TM)
rider may also be subject to a Per Life Maximum  Benefit  that is based on all amounts paid under any annuity  contract we issue to you
                                                                                                  ---
under which you have elected the Plus40(TM)rider or similar life insurance coverage.

|X|      The Maximum Death Benefit Amount is 100% of the Purchase  Payments  increasing at 5% per year following the date each Purchase
             ----------------------------
         Payment is applied to the Annuity until the date of death.  If Purchase  Payments are applied to the Annuity  within 24 months prior to the date of death, the Maximum Death Benefit Amount is decreased by the amount of such Purchase Payments.

|X|      The Per Life Maximum Benefit applies to Purchase  Payments applied to any such annuity  contracts more than 24 months from the
             ------------------------
         date of death that exceed  $1,000,000.  If you make Purchase  Payments in excess of  $1,000,000,  we will reduce the aggregate death  benefit  payable under all Plus40(TM)riders,  or similar  riders issued by us, based on the combined  amount of Purchase
         Payments  in excess of  $1,000,000  multiplied  by 40%. If the Per Life  Maximum  Benefit  applies,  we will reduce the amount payable under each  applicable  Plus40(TM)rider on a pro-rata  basis.  If the Per Life Maximum  Benefit applies upon your death, we will return any excess  charges  that you paid on the  portion of your  Account  Value on which no benefit is payable.  The
         Per Life Maximum Benefit does not limit the amount of Purchase Payments that you may apply to your Annuity.

ACCELERATED DEATH BENEFIT PROVISION
If you become  terminally  ill, you may request that a portion of the death benefit  payable under the Plus40(TM)rider be prepaid instead of being paid to your  Beneficiary(ies)  upon your  death.  Subject to our  requirements  and where  allowed by law, we will make a one time,  lump sum  payment.  Our  requirements  include  proof  satisfactory  to us, in writing,  of terminal  illness  after the Rider's
Effective Date.

The  maximum we will pay,  before any  reduction,  is the  lesser of 50% of the  Rider's  death  benefit or  $100,000.  If you elect to accelerate  payment of a portion of the death benefit under the Plus40(TM)rider,  the amount of the remaining death benefit is reduced by the prepaid amount  accumulating at an annualized  interest rate of 6.0%.  Eligibility  for an accelerated  payout of a portion of your
Plus40(TM)rider death benefit may be more  restrictive  than any  medically-related  surrender  provision  that may be applicable to you under the Annuity.

CHARGES FOR THE PLUS40(TM)RIDER
The  Plus40(TM)rider has a current  charge and a  guaranteed  maximum  charge.  The current  charge for the Plus40(TM)rider is based on a percentage of your Account Value as of the anniversary of the Issue Date of your Annuity.  The applicable  percentages  differ based on the attained  age,  last  birthday of the Owner(s) or Annuitant  (in the case of an entity owned  Annuity) as of the date the charge is due. We reserve the right to change the current  charge,  at any time,  subject to regulatory  approval  where  required.  If there are two Owners,  we calculate the current charge that applies to each Owner  individually  and deduct the combined amount as the charge for the Rider.  There is no charge based on a person's life after coverage  expires as to that person.  However,  a charge will still apply to the second of two Owners (and coverage will continue for such Owner) if such Owner has not reached the expiry date.

                                           Attained Age                  Percentage of
                                                                         Account Value
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 40-75                       .80%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 76-80                       1.60%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 81-85                       3.20%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 86-90                       4.80%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 91                         6.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 92                         7.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 93                         8.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 94                         9.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 95                        10.50%
                                   ------------------------------ ----------------------------

The charge for the  Plus40(TM)rider may also be subject to a  guaranteed  maximum  charge that will apply if the  current  charge,  when applied to the Account Value,  exceeds the guaranteed  maximum  charge.  The guaranteed  maximum charge is based on a charge per $1,000 of insurance.

We determine the charge for the Rider  annually,  in arrears.  We deduct the charge:  (1) upon your death;  (2) on each  anniversary of the  Issue  Date;  (3) on the date  that you  begin  receiving  annuity  payments;  (4) if you  surrender  your  Annuity  other  than a medically-related  surrender;  or (5) if you choose to terminate the Rider.  If the Rider  terminates for any of the preceding  reasons on a date other than the  anniversary  of the  Annuity's  Issue  Date,  the charge  will be  prorated.  During the first year after the
Annuity's  Issue Date, the charge will be prorated from the Issue Date. In all subsequent  years,  the charge will be prorated from the last anniversary of the Issue Date.

You can elect to pay the annual  charge  through a  redemption  from your  Annuity's  Account  Value or through  funds other than those within the  Annuity.  If you do not elect a method of payment,  we will  automatically  deduct the annual  charge  from your  Annuity's
Account Value.  The manner in which you elect to pay for the Rider may have tax implications.

|X|      If you elect to pay the charge through a redemption of your  Annuity's  Account  Value,  the  withdrawal  will be treated as a taxable  distribution,  and will generally be subject to ordinary  income tax on the amount of any investment  gain withdrawn.
         If you are under age 59 1/2,  the  distribution  may also be  subject to a 10%  penalty on any gain  withdrawn,  in  addition  to ordinary  income taxes.  We first deduct the amount of the charge  pro-rata from the Account Value in the variable  investment options.  We only deduct the charge pro-rata from the Fixed  Allocations to the extent there is insufficient  Account Value in the variable investment options to pay the charge.

|X|      If you  elect to pay the  charge  through  funds  other  than  those  from your  Annuity,  we  require  that  payment  be made electronically  in U.S.  currency  through a U.S.  financial  institution.  If you elect to pay the charge through  electronic transfer  of funds  and  payment  has not been  received  within 31 days from the due date,  we will  deduct  the  charge as a redemption from your Annuity, as described above.

TERMINATION
You can  terminate  the Plus40(TM)rider at any time.  Upon  termination,  you will be  required to pay a pro-rata  portion of the annual charge for the Rider.  The Plus40(TM)rider will  terminate  automatically  on the date your Account  Value is applied to begin  receiving annuity  payments,  on the date you  surrender  the Annuity  or, on the expiry date with  respect to such person who reaches the expiry date.  We may also  terminate  the  Plus40(TM)rider,  if  necessary,  to  comply  with  our  interpretation  of the Code and  applicable regulations.  Once terminated, you may not reinstate your coverage under the Plus40(TM)rider.

CHANGES IN ANNUITY DESIGNATIONS
Changes in ownership and annuitant  designations  under the Annuity may result in changes in eligibility  and charges under the Plus40(TM)
rider.  These changes may include termination of the Rider.  Please refer to the Rider for specific details.

SPOUSAL ASSUMPTION
A  spousal  beneficiary  may elect to assume  ownership  of the  Annuity  instead  of taking  the  Annuity's  Death  Benefit.  However, regardless of whether a spousal  beneficiary  assumes ownership of the Annuity,  the death benefit under the Plus40(TM)rider will be paid despite the fact that the Annuity  will  continue.  The spousal  beneficiary  can apply the death  benefit  proceeds  under the Plus40(TM)
rider to the Annuity as a new Purchase  Payment,  can purchase a new annuity  contract or use the death benefit  proceeds for any other purpose.  Certain  restrictions  may apply to an Annuity  that is used as a qualified  investment.  Spousal  beneficiaries  may also be eligible to purchase the Plus40(TM)rider,  in which case the Annuity's  Account Value,  as of the date the assumption is effective,  will be treated as the initial Purchase Payment under applicable provisions of the Rider.

TAX CONSIDERATION
The Plus40(TM)rider was designed to qualify as a life insurance  contract under the Code. As life  insurance,  under most  circumstances, the Beneficiary(ies) does not pay any Federal income tax on the death benefit payable under the Rider.

If your Annuity is being used as an  Individual  Retirement  Annuity  (IRA),  we consider the Plus40(TM)rider to be outside of your IRA, since premium for the Rider is paid for either with funds  outside of your Annuity or with  withdrawals  previously  subject to tax and any applicable tax penalty.

We believe  payments under the accelerated  payout provision of the Rider will meet the requirements of the Code and the regulations in order to qualify as tax-free  payments.  To the extent permitted by law, we will change our procedures in relation to the Rider, or the definition of terminally  ill, or any other  applicable term in order to maintain the tax-free status of any amounts paid out under the accelerated payout provision.

                                                 THIS PAGE IS INTENTIONALLY LEFT BLANK.

----------------------------------------------------------------------------------------------------------------------
                  PLEASE SEND ME A STATEMENT  OF  ADDITIONAL  INFORMATION  THAT  CONTAINS  FURTHER  DETAILS  ABOUT THE
                  AMERICAN SKANDIA ANNUITY DESCRIBED IN PROSPECTUS WFVAPEX-PROS (05/2002).
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

                                        -------------------------------------------------------
                                                           (print your name)

                                        -------------------------------------------------------
                                                               (address)

                                        -------------------------------------------------------
                                                         (city/state/zip code)

Variable Annuity Issued by:                                                                  Variable Annuity Distributed by:

AMERICAN SKANDIA LIFE                                                                                      AMERICAN SKANDIA
ASSURANCE CORPORATION                                                                               MARKETING, INCORPORATED
One Corporate Drive                                                                                     One Corporate Drive
Shelton, Connecticut 06484                                                                       Shelton, Connecticut 06484
Telephone: 1-800-752-6342                                                                           Telephone: 203-926-1888
http://www.americanskandia.com                                                               http://www.americanskandia.com

                                                          MAILING ADDRESSES:

                                                 AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                     Attention: Stagecoach Annuity
                                                             P.O. Box 7040
                                                       Bridgeport, CT 06601-7040

                                                             EXPRESS MAIL:
                                                 AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                     Attention: Stagecoach Annuity
                                                          One Corporate Drive
                                                           Shelton, CT 06484

                                                STATEMENT OF ADDITIONAL INFORMATION

The variable  investment  options under the Annuity are issued by AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION  VARIABLE  ACCOUNT B
(CLASS 1 SUB-ACCOUNTS) and AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION.  The variable  investment  options are registered under the
Securities  Act of 1933 and the  Investment  Company Act of 1940.  The fixed  investment  options  ("Fixed  Allocations")  under the
Annuity are issued by AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION.  The assets  supporting the Fixed  Allocations are maintained in
AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION  SEPARATE ACCOUNT D, a non-unitized  separate account,  and registered solely under the
Securities Act of 1933.

                                                         TABLE OF CONTENTS

ITEM                                                                                                                   PAGE
----                                                                                                                   ----

GENERAL INFORMATION ABOUT AMERICAN SKANDIA................................................................................2
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION...............................................................................2
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

---------------------------
Total Return..............................................................................................................5
------------

--------------------------------------------

GENERAL INFORMATION......................................................................................................10
Voting Rights............................................................................................................10
-------------
Modification.............................................................................................................10
------------
Deferral of Transactions.................................................................................................11
------------------------
Misstatement of Age or Sex...............................................................................................11
--------------------------
Ending the Offer.........................................................................................................11
----------------

------------------------------------------------------------------------------------------------------------------------------------
THIS STATEMENT OF ADDITIONAL  INFORMATION IS NOT A PROSPECTUS.  YOU SHOULD READ THIS  INFORMATION  ALONG WITH THE PROSPECTUS FOR THE
ANNUITY FOR WHICH IT RELATES.  THE PROSPECTUS  CONTAINS  INFORMATION  THAT YOU SHOULD CONSIDER BEFORE  INVESTING.  FOR A COPY OF THE
PROSPECTUS SEND A WRITTEN REQUEST TO AMERICAN SKANDIA VARIABLE ANNUITIES,  P.O. BOX 7040,  BRIDGEPORT,  CONNECTICUT  06601-7040,  OR
TELEPHONE 1-800-752-6342.  OUR ELECTRONIC MAIL ADDRESS IS CUSTOMERSERVICE@SKANDIA.COM.
------------------------------------------------------------------------------------------------------------------------------------

Date of Prospectus:  May 1, 2002                                           Date of Statement of Additional Information:  May 1, 2002
WFVAPEX - SAI (5/2002)

GENERAL INFORMATION ABOUT AMERICAN SKANDIA

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

American Skandia Life Assurance  Corporation  ("American  Skandia",  "we",  "our" or "us") is a wholly-owned  subsidiary of American
Skandia,  Inc. ("ASI"),  whose ultimate parent is Skandia Insurance Company Ltd., a Swedish company.  Skandia Insurance Company Ltd.
is a major worldwide  insurance company  operating from Stockholm,  Sweden which owns and controls,  directly or through  subsidiary companies,  numerous  insurance and related  companies.  We are organized as a Connecticut  stock life  insurance  company,  and are subject to Connecticut law governing  insurance  companies.  We are licensed to sell insurance  products in each of the fifty states of the United  States,  and the  District of  Columbia.  American  Skandia's  principal  business  address is One  Corporate  Drive,
Shelton, Connecticut 06484.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
(Class 1 Sub-accounts - Stagecoach)

American Skandia Life Assurance  Corporation  Variable Account B (Class 1 Sub-accounts - Stagecoach),  also referred to as "Separate
Account B", was established by us pursuant to Connecticut  law.  Separate  Account B also holds assets of other annuities  issued by us with values and benefits  that vary  according to the  investment  performance  of the  underlying  mutual funds or portfolios of underlying  mutual funds offered as  Sub-accounts  of Separate  Account B. The  underlying  mutual funds or portfolios of underlying mutual funds are referred to as the Portfolios.  The  Sub-accounts  offered pursuant to this Prospectus are all Class 1 Sub-accounts of Separate  Account B. Each class of  Sub-accounts  of Separate  Account B has a different  level of asset-based  charges  assessed against such  Sub-accounts.  Each Sub-account  invests  exclusively in a Portfolio.  You will find additional  information about the
Portfolios in their respective prospectuses.

Separate Account B is registered with the Securities and Exchange  Commission  ("SEC") under the Investment Company Act of 1940 (the
"Investment  Company  Act") as a unit  investment  trust,  which is a type of  investment  company.  Values  and  benefits  based on allocations to the  Sub-accounts  will vary with the investment  performance of the Portfolios,  as applicable.  We do not guarantee the investment results of any Sub-account.  You bear the entire investment risk.

During  the  accumulation  phase,  we  offer  a  number  of  Sub-accounts.   Certain  Sub-accounts  may  not  be  available  in  all
jurisdictions.  If and when we obtain approval of the applicable  authorities to make such  Sub-accounts  available,  we will notify
Owners of the availability of such Sub-accounts.

A brief summary of the investment  objectives and policies of each Portfolio is found in the Prospectus.  More detailed  information about the  investment  objectives,  policies,  risks,  costs and  management of the  Portfolios  are found in the  prospectuses  and statements of  additional  information  for the  Portfolios.  Also included in such  information  is the  investment  policy of each
Portfolio  regarding the acceptable  ratings by recognized  rating  services for bonds and other debt  obligations.  There can be no guarantee that any Portfolio will meet its investment objectives.

Each  underlying  mutual fund is registered  under the  Investment  Company Act, as amended,  as an open-end  management  investment company.  Each  underlying  mutual  fund  thereof  may or may not be  diversified  as defined in the  Investment  Company  Act.  The trustees or directors,  as applicable,  of an underlying mutual fund may add, eliminate or substitute  portfolios from time to time.
Generally,  each portfolio  issues a separate class of shares.  Shares of the portfolios are available to separate  accounts of life insurance  companies  offering  variable  annuity and  variable  life  insurance  products.  The shares may also be made  available, subject to obtaining all required  regulatory  approvals,  for direct purchase by various pension and retirement  savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").

We may make other  portfolios  available by creating new  Sub-accounts.  Additionally,  new  portfolios may be made available by the creation of new  Sub-accounts  from time to time.  Such a new portfolio may be disclosed in its prospectus.  However,  addition of a portfolio  does not require us to create a new  Sub-account  to invest in that  portfolio.  We may take other actions in relation to the Sub-accounts and/or Separate Account B.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D

American  Skandia Life Assurance  Corporation  Separate  Account D, also referred to as "Separate  Account D", was established by us pursuant to Connecticut law. During the accumulation  phase,  assets  supporting our obligations based on Fixed Allocations are held in Separate  Account D. Such  obligations are based on the fixed interest rates we credit to Fixed  Allocations and the terms of the
Annuities.  These obligations do not depend on the investment performance of the assets in Separate Account D.

There are no units in Separate  Account D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An Annuity  Owner who allocates a portion of their Account  Value to Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely to us. We retain  the risk that the value of the  assets in
Separate  Account D may drop below the reserves and other  liabilities we must maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities we must maintain in relation to the annuities  supported by such assets,  we will transfer  assets from our general  account to Separate  Account D to make up the  difference.  We have the right to transfer to our  general  account any assets of Separate  Account D in excess of such  reserves  and other  liabilities.  We maintain  assets in
Separate Account D supporting a number of annuities we offer.

We  currently  employ  investment  managers  to manage the  assets  maintained  in  Separate  Account  D. Each  manager we employ is responsible  for  investment  management  of a different  portion of  Separate  Account D. From time to time  additional  investment managers  may be employed or  investment  managers may cease being  employed.  We are under no  obligation  to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.

We operate Separate Account D in a fashion designed to meet the obligations  created by Fixed  Allocations.  Factors affecting these operations include the following:

1.       The State of New York,  which is one of the  jurisdictions  in which we are licensed to do business,  requires that we meet certain  "matching"  requirements.  These  requirements  address the  matching of the  durations of the assets owned by the insurance company with the durations of obligations  supported by such assets.  We believe these matching  requirements are designed to control an  insurer's  ability to risk  investing  in  long-term  assets to support  short term  interest  rate guarantees.  We also believe this limitation controls an insurer's ability to offer unrealistic rate guarantees.

2.       We employ an investment  strategy designed to limit the risk of default.  Some of the guidelines of our current  investment strategy for Separate Account D include, but are not limited to, the following:

a.       Investments   may  include  cash;  debt   securities   issued  by  the  United  States   Government  or  its  agencies  and
              instrumentalities;  money market  instruments;  short,  intermediate  and  long-term  corporate  obligations;  private placements; asset-backed obligations; and municipal bonds.

b.       At the time of purchase,  fixed income  securities will be in one of the top four generic  lettered rating  classifications as established  by a nationally  recognized  statistical  rating  organization  ("NRSRO") such as Standard & Poor's or
              Moody's Investor Services, Inc.

We are not  obligated to invest  according  to the  aforementioned  guidelines  or any other  strategy  except as may be required by
Connecticut and other state insurance laws.

3.       The assets in Separate Account D are accounted for at their market value, rather than at book value.

4.       We are  obligated  by law to  maintain  our  capital  and  surplus,  as well as our  reserves,  at the levels  required  by applicable state insurance law and regulation.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - American Skandia Marketing, Incorporated

American Skandia Marketing,  Incorporated  ("ASM"), a wholly-owned  subsidiary of ASI, is the distributor and principal  underwriter of the Annuity  described  in the  Prospectus  and this  Statement  of  Additional  Information.  American  Skandia  Life  Assurance
Corporation and American Skandia Investment Services,  Incorporated ("ASISI"),  the investment manager of American Skandia Trust and
American  Skandia  Advisor Funds,  Inc., are also  wholly-owned  subsidiaries  of ASI.  American  Skandia  Information  Services and
Technology  Corporation  ("ASIST"),  also a wholly-owned  subsidiary ASI, is a service company that provides systems and information services to American Skandia Life Assurance Corporation and its affiliated companies.

ASM acts as the  distributor  of a number of annuity  and life  insurance  products  we offer and both  American  Skandia  Trust and
American Skandia Advisor Funds,  Inc., a family of retail mutual funds. ASM also acts as an introducing  broker-dealer  through whom it receives a portion of brokerage  commissions in connection  with purchases and sales of securities held by Portfolios of American
Skandia Trust which are offered as Sub-accounts under the Annuity.

ASM's principal  business address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as a broker-dealer  under the Securities and Exchange Act of 1934 ("Exchange  Act") and is a member of the National  Association of Securities  Dealers,  Inc.
("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation  is paid to firms on sales of the Annuity  according  to one or more  schedules.  The  individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is generally based on a percentage of
Purchase  Payments  made, up to a maximum of 5.5%.  Alternative  compensation  schedules are available  that provide a lower initial commission plus ongoing annual  compensation  based on all or a portion of Account Value. We may also provide  compensation to firms for  providing  ongoing  service to you in relation  to the  Annuity.  Commissions  and other  compensation  paid in relation to the
Annuity do not result in any additional charge to you or to the Separate Account.

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

ASLAC pays ASM an  underwriting  commission for its role as principal  underwriter/distributor  of all variable  insurance  products issued by ASLAC.  ASM is  responsible  for payment of  commissions to the  broker-dealer  firms who are the ultimate  sellers of the product.  ASM does not retain any  underwriting  commissions.  For the past three years, the aggregate dollar amount of underwriting commissions paid to ASM in its role as principal  underwriter/distributor  has been: 2001 $193,056,109;  2000:  $355,445,427;  1999:
$296,723,325.

HOW PERFORMANCE DATA IS CALCULATED

We may advertise the  performance of  Sub-accounts  using two types of measures.  These measures are "current and effective  yield", which may be used for money  market-type  Sub-accounts  (like the WFVT Money Market  Sub-account)  and "total return",  which may be used with other types of Sub-accounts.

The following descriptions provide details on how we calculate these measures for Sub-accounts.

Current and Effective Yield
---------------------------
The current yield of a money  market-type  Sub-account is calculated based upon the previous  seven-day period ending on the date of calculation.  The current yield of such a Sub-account is computed by determining  the change  (exclusive of capital  changes) in the
Account Value of a hypothetical  pre-existing allocation by an Owner to such a Sub-account (the "Hypothetical  Allocation") having a balance of one Unit at the beginning of the period,  subtracting  a  hypothetical  maintenance  fee, and dividing such net change in the Account Value of the Hypothetical  Allocation by the Account Value of the  Hypothetical  Allocation at the beginning of the same period to obtain the base period return,  and  multiplying the result by (365/7).  The resulting  figure will be carried to at least the nearest l00th of one percent.

We compute  effective  compound  yield for a money  market-type  Sub-account  according  to the method  prescribed  by the SEC.  The effective  yield reflects the  reinvestment  of net income earned daily on assets of such a Sub-account.  Net investment  income for yield quotation purposes will not include either realized or capital gains and losses or unrealized appreciation and depreciation.

Shown below are the current and effective  yields for a hypothetical  contract.  The yield is calculated based on the performance of the WFVT Money Market  Sub-account  during the last seven days of the calendar year ending prior to the date of the  Prospectus  and this  Statement of Additional  Information.  At the beginning of the seven day period,  the  hypothetical  contract had a balance of one Unit. The current and effective  yields reflect the Insurance  Charge deducted  against the  Sub-account.  The Insurance  Charge compensates  American  Skandia  for  providing  the  insurance  benefits  under the  Annuity.  In an  extremely  low  interest  rate environment,  money market yields, after deducting the Insurance Charge, may be negative,  even though the Portfolio's yield (before deducting  the  Insurance  Charge) is positive.  Please note that current and  effective  yield  information  will  fluctuate.  This information  may not provide a basis for  comparisons  with deposits in banks or other  institutions  which pay a fixed yield over a stated period of time, or with investment companies which do not serve as underlying funds for variable annuities.

                      Sub-account                       Current Yield                     Effective Yield
                      -----------                       -------------                     ---------------
                   WFVT Money Market                        0.35%                              0.35%

Total Return
------------
Total return for the other, non-money market type Sub-accounts is computed by using the formula:

                                                           P(1+T)n = ERV

                                                               where:

         P = a hypothetical allocation of $1,000;

         T = average annual total return;

         n = the number of years over which total return is being measured; and

         ERV = the Account  Value of the  hypothetical  $1,000  payment as of the end of the period over which total return is being measured.

We may advertise the  performance of the  Portfolios in the form of "Standard" and  "Non-standard"  Total Returns.  "Standard  Total
Return" figures assume a hypothetical  initial  investment of $1,000  allocated to a Sub-account  during the most recent,  one, five and ten year periods (or since the inception date that the Portfolio has been offered as a Sub-account,  if less).  "Standard  Total
Return"  figures assume that the Insurance  Charge and the Annual  Maintenance Fee (if applicable) are deducted and that the Annuity is  surrendered  at the end of the  applicable  period,  meaning  that any  Contingent  Deferred  Sales Charge that would apply upon surrender is also deducted.  "Non-standard  Total Return" figures  include any performance  figures that do not meet the SEC's rules for Standard Total Returns.  Non-standard  Total Returns may also assume that the Annual  Maintenance  Fee does not apply due to the average  Account Value being greater than  $100,000,  where the charge is waived.  Non-standard  Total Returns are calculated in the same manner as  standardized  returns except that the figures may not reflect all fees and charges.  In particular,  they may assume no surrender at the end of the  applicable  period so that the CDSC does not apply.  Standard and  Non-standard  Total  Returns will not reflect charges that apply to any optional  benefits.  The additional  cost  associated  with any optional  benefits you elected will reduce your performance.  Non-Standard Total Returns must be accompanied by Standard Total Returns.

Some of the  underlying  Portfolios  existed  prior to the  inception  of these  Sub-accounts.  Performance  quoted  in  advertising regarding  such  Sub-accounts  may indicate  periods during which the  Sub-accounts  have been in existence but prior to the initial offering of the Annuities,  or periods during which the underlying  Portfolios  have been in existence,  but the  Sub-accounts  have not. Such hypothetical  historical  performance is calculated using the same assumptions  employed in calculating actual performance since inception of the  Sub-accounts.  Hypothetical  historical  performance of the underlying  Portfolios prior to the existence of the Sub-accounts may only be presented as Non-Standard Total Returns.

As described in the  Prospectus,  Annuities may be offered in certain  situations in which the  contingent  deferred sales charge or certain other  charges or fees may be eliminated or reduced.  Advertisements  of  performance  in connection  with the offer of such
Annuities will be based on the charges applicable to such Annuities.

Shown below are total return  figures for the periods  shown.  Figures are shown only for  Sub-accounts  operational  as of December
31,  2001.  The  "inception-to-date"  figures  shown  below are based on the  inception  date of the  Portfolio.  "N/A"  means  "not applicable"  and indicates that the Portfolio was not in operation for the applicable  period.  Any  performance of such  Portfolios prior to inception of a Sub-account  is provided by the underlying  mutual funds.  The Total Return for any  Sub-account  reflecting performance prior to such Sub-account's inception is based on such information.

Some of the Portfolios may be subject to an expense  reimbursement  or waiver that, in the absence of such  reimbursement or waiver, would reduce the Portfolio's performance.

The performance  quoted in any advertising  should not be considered a  representation  of the performance of these  Sub-accounts in the future since  performance is not fixed or guaranteed in any way. Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the Portfolios and upon prevailing  market  conditions and the response of the  investment  manager of the Portfolios to such  conditions.  Actual  performance  will also depend on changes in the expenses of the Portfolios.  In addition, the amount of charges assessed against each Sub-account will affect performance.

The  performance  information  may be useful in reviewing and comparing the  performance  of the  Sub-accounts,  and for providing a basis for  comparison  with  Sub-accounts  offered  under  other  annuities.  This  performance  information  may be less  useful in providing a basis for  comparison  with other  investments  that  neither  provide some of the  benefits of such  annuities  nor are treated in a similar fashion under the Code.

                                 -------------------------------------------------- -- -------------------------------------------------
                                               Standard Total Return                              Non-Standard Total Return
                                 -------------------------------------------------- -- -------------------------------------------------
                                 -------------------------------------------------- -- -------------------------------------------------
                                            (Assuming maximum CDSC and                     (Assuming no CDSC with maintenance fees)
                                                 maintenance fees)
                                 -------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- -------- ---------- ---------- -- --------- --------- -------- --------- ----------
                                      1        3         5        10      Inception        1         3         5        10     Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years     Years    to Date
---------------------------------- -------- --------- -------- ---------- ---------- -- --------- --------- -------- --------- ----------
WFVT International Equity          -25.80     N/A       N/A       N/A      -24.17        -17.30     N/A       N/A      N/A      -18.52
WFVT Small Cap Growth              -33.97     N/A       N/A       N/A       -5.81        -25.47     N/A       N/A      N/A       -2.79
WFVT Growth                        -28.87    -9.56     3.39       N/A       8.50         -20.37    -6.99     3.39      N/A       8.50
WFVT Large Company Growth          -30.52     N/A       N/A       N/A       -6.86        -22.02     N/A       N/A      N/A       -3.80
WFVT Equity Value                  -16.24    -4.92      N/A       N/A       -5.07        -7.74     -2.58      N/A      N/A       -3.39
WFVT Equity Income                 -15.28     N/A       N/A       N/A       -5.87        -6.78      N/A       N/A      N/A       -2.86
WFVT Asset Allocation              -16.80    -2.79     7.67       N/A       9.55         -8.30     -0.54     7.67      N/A       9.55
WFVT Corporate Bond                 -2.63     N/A       N/A       N/A       3.42          5.87      N/A       N/A      N/A       6.10

AST American Century               -36.82    -3.45      N/A       N/A       5.10         -28.32    -1.18      N/A      N/A       5.10
  International Growth
AST PBHG Small-Cap Growth          -16.32     1.90     3.66       N/A       8.90         -7.82      3.95     3.66      N/A       8.90
AST DeAM Small-Cap Growth          -37.96     N/A       N/A       N/A       -7.99        -29.46     N/A       N/A      N/A       -5.49
AST Goldman Sachs Small-Cap         -0.18    13.64      N/A       N/A       9.82          8.32     15.29      N/A      N/A       10.85
  Value
AST Gabelli Small-Cap Value         -3.07     5.98      N/A       N/A       7.05          5.43      7.87      N/A      N/A       7.05
AST Janus Mid-Cap Growth           -49.54     N/A       N/A       N/A      -50.20        -41.04     N/A       N/A      N/A      -43.35
AST NB Mid-Cap Growth              -35.36    -2.62     6.22       N/A       9.24         -26.86    -0.38     6.22      N/A       9.24
AST NB Mid-Cap Value               -12.92     5.84     8.45       N/A       8.39         -4.42      7.74     8.45      N/A       8.39
AST Alger All-Cap Growth           -26.37     N/A       N/A       N/A      -30.90        -17.87     N/A       N/A      N/A      -25.66
AST MFS Growth                     -31.32     N/A       N/A       N/A      -12.98        -22.82     N/A       N/A      N/A       -9.57
AST Marsico Capital Growth         -31.34    -2.89      N/A       N/A       8.18         -22.84    -0.65      N/A      N/A       8.18
AST JanCap Growth                  -41.16    -14.05    8.04       N/A       11.73        -32.66    -11.21    8.04      N/A       11.73
AST Cohen & Steers Realty           -7.13     6.43      N/A       N/A       -0.08         1.37      8.31      N/A      N/A       1.28
AST American Century Income &      -18.26    -3.56      N/A       N/A       5.12         -9.76     -1.29      N/A      N/A       5.12
  Growth
AST INVESCO Equity Income          -18.41    -1.38     6.82       N/A       8.91         -9.91      0.80     6.82      N/A       8.91
AST PIMCO Total Return Bond         -1.20     2.76     6.09       N/A       5.56          7.30      4.77     6.09      N/A       5.56
AST PIMCO Limited Maturity Bond     -2.08     3.03     5.04       N/A       4.69          6.42      5.03     5.04      N/A       4.69

MV Emerging Markets                -16.80    -0.54     -8.74      N/A       -7.36        -8.30      1.61     -8.74     N/A       -7.36

INVESCO VIF Technology             -55.11     N/A       N/A       N/A      -20.64        -46.61     N/A       N/A      N/A      -16.86
INVESCO VIF Health Sciences        -22.35     N/A       N/A       N/A       8.29         -13.85     N/A       N/A      N/A       10.93
---------------------------------- -------- --------- -------- ---------- ---------- -- --------- --------- -------- --------- ----------

                               ----------------------------------------------------
                                            Non-Standard Total Return
                               ----------------------------------------------------
                               ----------------------------------------------------
                                    (Assuming no CDSC and no maintenance fee)

                               ----------------------------------------------------

---------------------------------- -------- --------- -------- ---------- ----------
                                      1        3         5        10      Inception
                                    Year     Years     Years     Years     to Date
---------------------------------- -------- --------- -------- ---------- ----------
WFVT International Equity          -17.27     N/A       N/A       N/A      -18.49
WFVT Small Cap Growth              -25.44     N/A       N/A       N/A       -2.75
WFVT Growth                        -20.34    -6.95     3.43       N/A       8.55
WFVT Large Company Growth          -21.99     N/A       N/A       N/A       -3.76
WFVT Equity Value                   -7.70    -2.54      N/A       N/A       -3.35
WFVT Equity Income                  -6.74     N/A       N/A       N/A       -2.82
WFVT Asset Allocation               -8.26    -0.50     7.71       N/A       9.60
WFVT Corporate Bond                 5.91      N/A       N/A       N/A       6.14

AST American Century               -28.30    -1.14      N/A       N/A       5.14
  International Growth
AST PBHG Small-Cap Growth           -7.78     3.99     3.71       N/A       8.95
AST DeAM Small-Cap Growth          -29.43     N/A       N/A       N/A       -5.45
AST Goldman Sachs Small-Cap         8.37     15.34      N/A       N/A       10.90
  Value
AST Gabelli Small-Cap Value         5.48      7.92      N/A       N/A       7.09
AST Janus Mid-Cap Growth           -41.01     N/A       N/A       N/A      -43.32
AST NB Mid-Cap Growth              -26.83    -0.34     6.26       N/A       9.29
AST NB Mid-Cap Value                -4.39     7.79     8.49       N/A       8.43
AST Alger All-Cap Growth           -17.84     N/A       N/A       N/A      -25.63
AST MFS Growth                     -22.78     N/A       N/A       N/A       -9.53
AST Marsico Capital Growth         -22.81    -0.61      N/A       N/A       8.22
AST JanCap Growth                  -32.63    -11.17    8.08       N/A       11.78
AST Cohen & Steers Realty           1.41      8.35      N/A       N/A       1.32
AST American Century Income &       -9.72    -1.25      N/A       N/A       5.16
  Growth
AST INVESCO Equity Income           -9.87     0.84     6.86       N/A       8.95
AST PIMCO Total Return Bond         7.34      4.82     6.13       N/A       5.60
AST PIMCO Limited Maturity Bond     6.46      5.07     5.08       N/A       4.73

MV Emerging Markets                 -8.26     1.65     -8.71      N/A       -7.32

INVESCO VIF Technology             -46.59     N/A       N/A       N/A      -16.82
INVESCO VIF Health Sciences        -13.81     N/A       N/A       N/A       10.97
---------------------------------- -------- --------- -------- ---------- ----------

HOW THE UNIT PRICE IS DETERMINED

For each  Sub-account  the initial Unit Price was $10.00.  The Unit Price for each  subsequent  period is the net investment  factor for that  period,  multiplied  by the Unit Price for the  immediately  preceding  Valuation  Period.  The Unit Price for a Valuation
Period applies to each day in the period.  The net investment  factor is an index that measures the investment  performance  of, and charges assessed  against,  a Sub-account  from one Valuation  Period to the next. The net investment  factor for a Valuation Period is: (a) divided by (b), less (c) where:

a.       is the net result of:

1.       the net asset value per share of the Portfolio shares held by that  Sub-account at the end of the current  Valuation Period plus the per share  amount of any  dividend or capital  gain  distribution  declared  and unpaid  (accrued) by the
                  Portfolio; plus or minus

2.       any per share charge or credit  during the  Valuation  Period as a provision  for taxes  attributable  to the  operation or maintenance of that Sub-account.

b.       is the net result of:

1.       the net asset  value per share of the  Portfolio  shares held by that  Sub-account  at the end of the  preceding  Valuation
                  Period plus the per share  amount of any dividend or capital gain  distribution  declared and unpaid  (accrued) by the Portfolio; plus or minus

2.       any per share  charge or credit  during  the  preceding  Valuation  Period as a  provision  for taxes  attributable  to the operation or maintenance of that Sub-account.

c.       is the Insurance Charge deducted daily against the assets of the Separate Account.

We value the assets in each Sub-account at their fair market value in accordance with accepted  accounting  practices and applicable laws and regulations.  The net investment factor may be greater than, equal to, or less than one.

ADDITIONAL INFORMATION ON FIXED ALLOCATIONS

To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued.  We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period.  Such an action may have an impact on the market value adjustment ("MVA").

We declare the rates of interest  applicable  during the various  Guarantee  Periods  offered.  Declared rates are effective  annual rates of interest.  The rate of interest  applicable to a Fixed  Allocation is the one in effect when its Guarantee  Period  begins.
The rate is guaranteed  throughout the Guarantee  Period.  We inform you of the interest rate applicable to a Fixed  Allocation,  as well as its Maturity Date,  when we confirm the  allocation.  We declare  interest rates  applicable to new Fixed  Allocations  from time-to-time.  Any new Fixed  Allocation  in an existing  Annuity is credited  interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The interest  rates we credit are subject to a minimum.  We may declare a higher  rate.  The minimum is based on both an index and a
                                                                                                                         -----
reduction to the interest rate determined according to the index.
---------

The  index is based on the  published  rate for  certificates  of  indebtedness  (bills,  notes or bonds,  depending  on the term of
     -----
indebtedness)  of the United  States  Treasury at the most recent  Treasury  auction held at least 30 days prior to the beginning of the applicable  Fixed  Allocation's  Guarantee  Period.  The term (length of time from issuance to maturity) of the  certificates of indebtedness  upon  which  the  index  is  based  is the  same as the  duration  of the  Guarantee  Period.  If no  certificates  of indebtedness  are available for such term,  the next shortest  term is used.  If the United  States  Treasury's  auction  program is discontinued,  we will  substitute  indexes which in our opinion are  comparable.  If required,  implementation  of such  substitute indexes  will be subject to  approval  by the SEC and the  Insurance  Department  of the  jurisdiction  in which  your  Annuity  was delivered.  (For Annuities  issued as certificates of  participation  in a group  contract,  it is our expectation  that approval of only the jurisdiction in which such group contract was delivered applies.)

The reduction used in determining the minimum interest rate is two and one quarter percent of interest (2.25%).
    ---------

Where required by the laws of a particular  jurisdiction,  a specific minimum interest rate,  compounded  yearly,  will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.

WE MAY CHANGE THE  INTEREST  RATES WE CREDIT  NEW FIXED  ALLOCATIONS  AT ANY TIME.  Any such  change  does not have an impact on the rates applicable to Fixed  Allocations with Guarantee  Periods that began prior to such change.  However,  such a change will affect the MVA.

We have no specific  formula for  determining  the interest rates we declare.  Rates may differ between classes and between types of annuities we offer,  even for  guarantees of the same duration  starting at the same time. We expect our interest rate  declarations for Fixed  Allocations  to reflect the  returns  available  on the type of  investments  we make to support  the various  classes of annuities  supported by the assets in Separate Account D. However,  we may also take into  consideration  in determining  rates such factors  including,  but not limited to, the  durations  offered by the  annuities  supported  by the assets in Separate  Account D, regulatory  and tax  requirements,  the  liquidity  of the  secondary  markets  for the type of  investments  we make,  commissions, administrative  expenses,  investment  expenses,  our insurance risks in relation to Fixed Allocations,  general economic trends and competition.  OUR  MANAGEMENT  MAKES THE FINAL  DETERMINATION  AS TO INTEREST  RATES TO BE CREDITED.  WE CANNOT PREDICT THE RATES WE
WILL DECLARE IN THE FUTURE.

How We Calculate the Market Value Adjustment
--------------------------------------------
A MVA is used to  determine  the  Account  Value  of each  Fixed  Allocation.  The  formula  used to  determine  the MVA is  applied separately to each Fixed  Allocation.  Values and time  durations  used in the formula are as of the date the Account Value is being determined.  Current Rates and available Guarantee Periods may be found in the Prospectus.

For purposes of this provision:
|X|      "Strips"  are a form of  security  where  ownership  of the  interest  portion of United  States  Treasury  securities  are separated from ownership of the underlying principal amount or corpus.
|X|      "Strip Yields" are the yields payable on coupon Strips of United States Treasury securities.
|X|      "Option-adjusted  Spread" is the difference between the yields on corporate debt securities  (adjusted to disregard options on such  securities)  and government debt  securities of comparable  duration.  We currently use the Merrill Lynch 1 to 10 year
     Investment Grade Corporate Bond Index of Option-adjusted Spreads.

The formula is:

                                                    [(1+I) / (1+J+0.0010)]N/365
                                                               where:

                  I is the Strip Yield as of the start date of the Guarantee  Period for coupon Strips  maturing at the end of the  applicable  Guarantee  Period plus the  Option-adjusted  Spread.  If there are no
                  Strips  maturing  at that time,  we will use the Strip  Yield for the Strips  maturing as soon as possible after the Guarantee Period ends.

                  J is the Strip Yield as of the date the MVA formula is being applied for coupon  Strips  maturing at the end of the applicable  Guarantee Period plus the  Option-adjusted  Spread. If there are no
                  Strips  maturing  at that time,  we will use the Strip  Yield for the Strips  maturing as soon as possible after the Guarantee Period ends.

                  N is the number of days remaining in the original Guarantee Period.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]N/365.

No MVA applies in  determining  a Fixed  Allocation's  Account  Value on its Maturity  Date.  The formula may be changed for certain
Special Purpose Fixed Allocations, as described in the Prospectus.

Irrespective  of the above,  we apply  certain  formulas to  determine  "I" and "J" when we do not offer  Guarantee  Periods  with a duration equal to the Remaining Period.  These formulas are as follows:

1.       If we offer  Guarantee  Periods to your  class of  Annuities  with  durations  that are both  shorter  and longer  than the
         Remaining  Period,  we interpolate a rate for "J" between our then current  interest  rates for Guarantee  Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities .

2.       If we no longer offer  Guarantee  Periods to your class of Annuities  with  durations that are both longer and shorter than the  Remaining  Period,  we determine  rates for "J" and, for purposes of  determining  the MVA only,  for "I" based on the
         Moody's  Corporate  Bond Yield Average - Monthly  Average  Corporates  (the  "Average"),  as published by Moody's  Investor
         Services,  Inc.,  its  successor,  or an  equivalent  service  should such Average no longer be  published by Moody's.  For determining  I, we will use the  Average  published  on or  immediately  prior to the  start  of the  applicable  Guarantee
         Period.  For  determining  J, we will use the Average for the Remaining  Period  published on or  immediately  prior to the date the MVA is calculated.

No MVA applies in  determining a Fixed  Allocation's  Account Value on its Maturity  Date,  and,  where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee  Period with a duration  equal to the number of years  remaining in a
Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.

Our Current  Rates are expected to be sensitive to interest rate  fluctuations,  thereby  making each MVA equally  sensitive to such changes.  There would be a downward  adjustment  when the  applicable  Current Rate plus 0.10  percent of interest  exceeds the rate credited to the Fixed  Allocation and an upward  adjustment  when the applicable  Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.

We  reserve  the right,  from time to time,  to  determine  the MVA using an  interest  rate  lower  than the  Current  Rate for all transactions  applicable  to a class of Annuities.  We may do so at our sole  discretion.  This would benefit all such  Annuities if transactions to which the MVA applies occur while we use such lower interest rate.

GENERAL INFORMATION

Voting Rights
-------------
You have voting rights in relation to Account Value  maintained  in the  Sub-accounts.  You do not have voting rights in relation to
Account Value maintained in any Fixed Allocations or in relation to fixed or adjustable annuity payments.

We will vote shares of the Portfolios in which the Sub-accounts  invest in the manner directed by Owners.  Owners give  instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares  attributable  to assets  held in the  Sub-accounts  solely for us rather  than on behalf of Owners,  or any share as to which we have not received  instructions,  in the same manner and  proportion  as the shares for which we have  received instructions.  We will do so separately for each  Sub-account  from various  classes of the Separate  Account that may invest in the same Portfolio.

The number of votes for a Portfolio  will be  determined  as of the record date for such  underlying  mutual  fund or  portfolio  as chosen by its board of trustees or board of  directors,  as  applicable.  We will  furnish  Owners with proper  forms and proxies to enable them to instruct us how to vote.

You may  instruct  us how to vote on the  following  matters:  (a)  changes  to the  board of  trustees  or board of  directors,  as applicable;  (b) changing the independent  accountant;  (c) any change in the fundamental  investment  policy;  (d) any other matter requiring  a vote of the  shareholders;  and (e)  approval  of changes to the  investment  advisory  agreement  or adoption of a new investment  advisory  agreement.  American  Skandia  Trust (the  "Trust") has  obtained an  exemption  from the SEC that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the Trust, to change  sub-advisors  for a Portfolio and to enter into new sub-advisory  agreements,  without  obtaining  shareholder approval of the changes.  This exemption (which is similar to exemptions  granted to other  investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision  and management of the  sub-advisors by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain  information  to  shareholders following these types of changes.

With respect to approval of changes to the investment  advisory  agreement,  approval of a new investment  advisory agreement or any change in fundamental  investment policy, only Owners maintaining Account Value as of the record date in a Sub-account  investing in the applicable  underlying  mutual fund portfolio will instruct us how to vote on the matter,  pursuant to the  requirements of Rule
18f-2 under the Investment Company Act.

Modification
------------
We reserve the right to do any or all of the following:  (a) combine a Sub-account  with other  Sub-accounts;  (b) combine  Separate
Account B or a portion of it with other "unitized"  separate  accounts;  (c) terminate offering certain Guarantee Periods for new or renewing Fixed Allocations;  (d) combine Separate Account D with other  "non-unitized"  separate accounts;  (e) deregister  Separate
Account B under the Investment  Company Act; (f) operate Separate Account B as a management  investment company under the Investment
Company Act or in any other form permitted by law; (g) make changes  required by any change in the Securities  Act, the Exchange Act or the  Investment  Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code;  (i)
make changes required by any change in other Federal or state laws relating to retirement  annuities or annuity  contracts;  and (j)
discontinue offering any Sub-account at any time.

Also,  from time to time,  we may make  additional  Sub-accounts  available to you.  These  Sub-accounts  will invest in  underlying mutual funds or  portfolios  of  underlying  mutual  funds we believe to be suitable  for the Annuity.  We may or may not make a new
Sub-account  available to invest in any new portfolio of one of the current  underlying mutual funds should such a portfolio be made available to Separate Account B.

We may  eliminate  Sub-accounts,  combine  two or more  Sub-accounts  or  substitute  one or more  new  underlying  mutual  funds or portfolios for the one in which a Sub-account is invested.  Substitutions  may be necessary if we believe an underlying  mutual fund or  portfolio no longer suits the purpose of the  Annuity.  This may happen due to a change in laws or  regulations,  or a change in the investment  objectives or  restrictions  of an underlying  mutual fund or portfolio,  or because the  underlying  mutual fund or portfolio is no longer  available  for  investment,  or for some other  reason.  We would obtain prior  approval  from the insurance department  of our state of domicile,  if so required by law,  before  making such a  substitution,  deletion or  addition.  We also would  obtain  prior  approval  from the SEC so long as required  by law,  and any other  required  approvals  before  making such a substitution, deletion or addition.

We reserve the right to transfer  assets of Separate  Account B, which we determine to be associated  with the class of contracts to which your Annuity  belongs,  to another  "unitized"  separate  account.  We also  reserve the right to transfer  assets of Separate
Account D which we determine to be associated with the class of contracts to which your annuity belongs,  to another  "non-unitized"
separate  account.  We will  notify you (and/or any payee  during the payout  phase) of any  modification  to your  Annuity.  We may endorse your Annuity to reflect the change.

Deferral of Transactions
------------------------
We may defer any  distribution or transfer from a Fixed  Allocation or an annuity payment for a period not to exceed the lesser of 6 months or the period  permitted by law. If we defer a  distribution  or transfer from any Fixed  Allocation  or any annuity  payment for more than thirty days,  or less where  required by law, we pay interest at the minimum rate required by law but not less than 3%
or at  least  4% if  required  by your  contract,  per  year on the  amount  deferred.  We may  defer  payment  of  proceeds  of any distribution  from any  Sub-account or any transfer from a Sub-account  for a period not to exceed 7 calendar days from the date the transaction  is  effected.  Any  deferral  period  begins  on the date such  distribution  or  transfer  would  otherwise  have been transacted.

There may be circumstances  where the NYSE is open,  however,  due to inclement  weather,  natural  disaster or other  circumstances beyond  our  control,  our  offices  may  be  closed  or  our  business  processing  capabilities  may be  restricted.  Under  those circumstances,  your Account Value may fluctuate  based on changes in the Unit Values,  but you may not be able to transfer  Account
Value, or make a purchase or redemption request.

The NYSE is closed on the following nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday,  Memorial Day,  Independence  Day,  Labor Day,  Thanksgiving,  and Christmas.  On those dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Misstatement of Age or Sex
--------------------------
If there has been a misstatement  of the age and/or sex of any person upon whose life annuity  payments or the minimum death benefit are based, we make  adjustments to conform to the facts. As to annuity  payments:  (a) any  underpayments  by us will be remedied on the next payment  following  correction;  and (b) any  overpayments by us will be charged against future amounts payable by us under your Annuity.

Ending the Offer
----------------
We may limit or discontinue offering Annuities.  Existing Annuities will not be affected by any such action.

Annuitization

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?

We currently make annuity options available that provide fixed annuity payments,  variable  payments or adjustable  payments.  Fixed options  provide the same amount with each  payment.  Variable  options  generally  provide a payment which may increase or decrease depending on the investment  performance of the Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options  provide a fixed payment that is periodically  adjusted based on current  interest rates.
We do not guarantee to make all annuity payment options available in the future.

When you purchase an Annuity,  or at a later date,  you may choose an Annuity Date,  an annuity  option and the frequency of annuity payments.  You may change your  choices up to 30 days before the Annuity  Date.  A maximum  Annuity Date may be required by law. Any change to these  options  must be in  writing.  The  Annuity  Date may depend on the  annuity  option you  choose.  Certain  annuity options may not be available  depending on the age of the Annuitant.  You may not annuitize and receive annuity  payments within the first Annuity Year.

Certain of these annuity options may also be available to  Beneficiaries  who choose to receive the Annuity's Death Benefit proceeds as a series of payments instead of a lump sum payment.

Option 1
--------
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this  section) is the person or persons  upon whose life annuity  payments are based.  No  additional  annuity  payments are made after the death of the key life.  Since no minimum  number of  payments is  guaranteed,  this  option  offers the largest  amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one payment will be payable if the death of the key life occurs before the date the second  payment was due, and no other  payments nor death  benefits  would be payable.  This option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 2
--------
Payments Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint lifetime of two key lives, and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the survivor's death. No minimum number of payments is  guaranteed  under this option.  It is possible  that only one payment will be payable if the death of all the key lives  occurs  before the date the second  payment was due,  and no other  payments  or death  benefits  would be payable.  This option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 3
--------
Payments for Life with a Certain  Period:  Under this option,  income is payable  until the death of the key life.  However,  if the key life dies before the end of the period selected (5, 10 or 15 years),  the remaining  payments are paid to the Beneficiary  until the end of such period.  This option is  currently  available on a fixed or variable  basis.  If you elect to receive  payments on a variable basis under this option,  you can request  partial or full surrender of the annuity and receive its then current cash value
(if any) subject to our rules.

Option 4
--------
Fixed Payments for a Certain  Period:  Under this option,  income is payable  periodically  for a specified  number of years. If the payee dies before the end of the specified  number of years,  the remaining  payments are paid to the Beneficiary to the end of such period.  Note that under this option,  payments are not based on any  assumptions  of life  expectancy.  Therefore,  that portion of the Insurance  Charge assessed to cover the risk that key lives outlive our  expectations  provides no benefit to an Owner selecting this option.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
--------
Variable  Payments for Life with a Cash Value:  Under this  option,  benefits  are payable  periodically  until the death of the key life.  Benefits may  increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also varies with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile investment  performance so that negative investment  performance does not automatically  result in a decrease in the annuity payment each month,  and positive  investment  performance does not  automatically  result in an increase in the annuity payment each month.
The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the
Beneficiary  in a lump sum or as periodic  payments.  Under this option,  you can request  partial or full  surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
--------
Variable  Payments  for Life with a Cash Value and  Guarantee:  Under this  option,  benefits  are payable as described in Option 5;
except that,  while the key life is alive, the annuity payment will not be less than a guaranteed  amount,  which generally is equal
------
to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the  Beneficiary  in a lump sum or as periodic  payments.  Under this  option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

WHEN ARE ANNUITY PAYMENTS MADE?

Each Annuity  Payment is payable  monthly on the Annuity  Payment Date. The initial annuity payment will be on a date of your choice of the 1st through the 28th day of the month.  The Annuity Payment Date may not be changed after the Annuity Date.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments
If you choose to receive fixed annuity  payments,  you will receive equal  fixed-dollar  payments  throughout the period you select.
The amount of the fixed payment will vary  depending on the annuity  payment  option and payment  frequency  you select.  Generally, the first annuity payment is determined by multiplying  the Account Value upon the Annuity Date,  minus any state premium taxes that may apply,  by the factor  determined  from our table of annuity  rates.  The table of annuity  rates  differs  based on the type of annuity  chosen and the  frequency  of  payment  selected.  Our rates  will not be less than our  guaranteed  minimum  rates.  These guaranteed  minimum rates are derived from the a2000  Individual  Annuity  Mortality  Table with an assumed  interest rate of 3% per annum.  Where  required by law or regulation,  such annuity table will have rates that do not differ  according to the gender of the key life.  Otherwise, the rates will differ according to the gender of the key life.

Variable Annuity Payments
We offer three different  types of variable  annuity payment  options.  The first annuity payment will be calculated  based upon the assumed  investment  return  ("AIR").  You select the AIR before we start to make  annuity  payments.  You will not receive  annuity payments  until you choose an AIR. The remaining  annuity  payments will  fluctuate  based on the  performance  of the  Sub-accounts relative to the AIR as well as other  factors  described  below.  The greater the AIR,  the  greater the first  annuity  payment.  A higher  AIR may result in  smaller  potential  growth in the  annuity  payments.  A lower AIR  results  in a lower  initial  annuity payment.  Within payment options 1-3, if the  Sub-accounts  you choose perform exactly the same as the AIR, then subsequent  annuity payments  will be the same as the  first  annuity  payment.  If the  Sub-accounts  you  choose  perform  better  than the AIR,  then subsequent  annuity  payments  will be higher  than the first.  If the  Sub-accounts  you choose  perform  worse than the AIR,  then subsequent  annuity  payments will be lower than the first.  Within payment option 5 and 6, the cash value for the Annuitant  (while alive) and a variable  period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive are adjusted based on the  performance of the  Sub-accounts  relative to the AIR;  however,  subsequent  annuity  payments do not always increase or decrease based on the performance of the Sub-accounts relative to the AIR.

         Options 1-3:
         Under Options 1, 2 and 3, annuity  payments are payable for the life of the  Annuitant,  for a Certain  Period,  or for the life of the Annuitant  and a Certain  Period.  Annuity  payments  terminate  when the Annuitant  dies,  the Certain  Period chosen ends, or upon the Inheritance Date if a lump sum death benefit is payable.

         Your  Account  Value on the Annuity Date will be used to purchase  Units.  We will  determine  the number of Units based on the Account Value reduced by any  applicable  premium tax, the length of any Certain  Period,  the payout option  selected, and the Unit Value of the  Sub-accounts  you initially  selected on the Annuity Date.  The number of Units also will depend on the  Annuitant's  age and gender  (where  permitted by law) if Annuity  Payments are due for the life of the  Annuitant.
         Other than to fund  Annuity  Payments,  the  number of Units  allocated  to each  Sub-account  will not  change  unless you transfer among the Sub-accounts or make a withdrawal (if allowed).

         We calculate your Annuity  Payment Amount on each Monthly  Processing  Date by multiplying the number of Units scheduled to be redeemed under the Schedule of Units for each  Sub-account  and multiplying  them by the Unit Value of each  Sub-account on such date. This calculation is performed for each  Sub-account,  and the sum of the Sub-account  calculations will equal the amount of your Annuity Payment Amount.

         You can select one of three AIRs for these options: 3%, 5% or 7%.

         Options 5  & 6:
         Annuity  payment  Options 5 and 6 attempt to cushion the Annuity  Payment  Amount from the immediate  impact of Sub-account performance  through a "stabilization"  process.  This means that positive market  performance will not always increase the
         Annuity  Payment  Amount,  and negative  market  performance  will not always  decrease  the Annuity  Payment  Amount.  The stabilization  process  adjusts the length of the Inheritance  Period while  generally  maintaining a level Annuity Payment
         Amount.  When values  under the Annuity  exceed a trigger,  then an  Adjustment  is made to  increase  the Annuity  Payment
         Amount and decrease the Cash Value and the Inheritance Period.  Adjustments do not change the Income Base.

         KEY TERMS

         Adjustment is a change to the benefits that occur if, on an Annuity Payment Date, the Cash Value Trigger is exceeded.

         Annuity Date is the date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

         Annuity  Factors are factors we apply to determine the Schedule of Units.  Annuity Factors  reflect  assumptions  regarding the costs we expect to bear in  guaranteeing  payments  for the lives of the  Annuitants  and will depend on the  Benchmark
         Rate, the Inheritance Period, the Annuitant's attained age and where permitted by law, gender.

         Annuity  Payment Date is the date each month  annuity  payments are payable.  This date is the same day of the month as the
         Annuity  Date which may be any date chosen by you between the 1st and the 28th day of the month.  The Annuity  Payment Date may not be changed on or after the Annuity Date.

         Benchmark  Rate is an assumed  rate of return used in  determining  the  Annuity  Factors  and the  Schedule of Units.  The
         Benchmark  Rate for Annuity  Option 5 is currently  4%. The  Benchmark  Rate for Annuity  Option 6 is currently  3%. We may use a different rate for different  classes of purchasers.  The Benchmark  Rate is set forth in the  supplemental  contract material which you receive upon annuitization.

         Cash Value Trigger is an amount we use to determine  whether an  Adjustment  must be made to your  Annuity's  annuitization values  following  the Annuity  Date.  The initial Cash Value  Trigger is a percentage  of the Account Value on the Annuity
         Date (generally 85% of such amount),  and is always equal to the Cash Value of the contract on the  Annuitization  Date. We reserve the right to change the Cash Value Trigger at any time.

         Income Base is the value of each allocation to a Sub-account,  plus any earnings and any adjustments  made based on whether the  Annuitant(s)  is alive  and/or  less any  losses,  distributions,  and  charges  thereon.  Income  Base is  determined separately  for each  Sub-account,  and then  totaled to  determine  the Income Base for your  Annuity.  The Income Base is always more than the Cash Value.

         Inheritance  Date is the date we receive,  at our office,  due proof  satisfactory to us of the  Annuitant's  death and all other  requirements that enable us to make payments for the benefit of a Beneficiary.  If there are joint  Annuitants,  the
         Inheritance Date refers to the death of the last surviving Annuitant.

         Inheritance  Period is a variable  period of time during which  annuity  payments  are due whether or not the  Annuitant is still alive.  The Inheritance Period is represented in months or partial months.

         Schedule of Units is a schedule for each  Sub-account  of how many Units are  expected to fund your annuity  payments as of each  Annuity  Payment  Date.  The  schedule  initially  is assigned on the Annuity Date and is based on the portion of the
         Account Value on the Annuity Date you allocate to a Sub-account,  the Benchmark  Rate, and Annuity  Factors.  Subsequently,
         the Schedule of Units is adjusted for transfers, Adjustments, or partial surrenders.

|X|      Stabilized Variable Payments (Option 5)
         ----------------------------
         This option provides  guaranteed  payments for life, a cash value for the Annuitant  (while alive) and a variable period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive.  We calculate  the initial
                                                                                                                             -------
         annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units by the Unit
         Values  determined  on the Annuity  Date.  The  schedule of units is  established  for each  Sub-account  you choose on the
         Annuity  Date based on the  applicable  benchmark  rate,  meaning the AIR,  and the annuity  factors.  The annuity  factors reflect our assumptions  regarding the costs we expect to bear in guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark  rate, the annuitant's  attained age and gender (where  permitted).  Unlike variable  payments
         (described  above)  where each  payment  can vary based on  Sub-account  performance,  this  payment  option  cushions  the immediate  impact of  Sub-account  performance  by adjusting the length of the time during which  annuity  payments will be made whether or not the  Annuitant  is alive while  generally  maintaining  a level  annuity  payment  amount.  Sub-account performance that exceeds a benchmark rate will generally  extend this time period,  while  Sub-account  performance that is less than a benchmark  rate will  generally  shorten the period.  If the period  reaches  zero and the  Annuitant  is still alive,  Annuity  Payments  continue,  however,  the annuity payment amount will vary depending on Sub-account  performance, similar to conventional variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         ------------------------------------------------------
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above).
         In addition to the  stabilization  feature,  this option also  guarantees that variable  annuity  payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

The variable  annuity payment options are described in greater detail in a separate  prospectus which will be provided to you at the time you elect one of the variable annuity payment options.

Adjustable Annuity Payments
We may make an adjustable annuity payment option available.  Adjustable  annuity payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment amount is adjusted upward or downward  depending on the rate we are currently  crediting to annuity  payments.  The  adjustment in the annuity  payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

         HOW ANNUITIZATION WORKS FOR OPTIONS 5 & 6:

         Initial Annuity Payment
         The initial  annuity  payment  amount is  calculated  based on the Schedule of Units  multiplied  by the Unit Values on the
         Annuity Date.  We calculate  this value upon  annuitization  and this is the amount  payable on the first  Annuity  Payment
         Date.

         Subsequent Annuity Payments
         The amount of subsequent  annuity  payments are  determined  one month in advance.  On the Annuity  Payment Date,  based on your current  allocations,  we calculate the  Inheritance  Period and the Cash Value.  We calculate these initial values as follows:

|X|      The  Inheritance  Period is first  reduced by one month  (because  one monthly  period has passed)  and then  increased  or
              -------------------
              decreased to reflect the difference  between the value of the Units to be redeemed to fund the stable annuity  payment amount  and the value of the Units in the  Schedule  of Units.  Generally,  if  Sub-account  performance  exceeds  the
              Benchmark  Rate, then the Inheritance  Period will decrease less than one month,  while if Sub-account  performance is less than the Benchmark  Rate,  the  Inheritance  Period will decrease more than one month.  Monthly  annuity  payment amounts are stabilized while the Inheritance Period absorbs the immediate impact of market volatility.

|X|      The Cash Value is determined based on the new Inheritance Period and the current Unit Values.
             ----------

         The next annuity  payment  amount on each Annuity  Payment  Date will depend on whether the  Inheritance  Period is greater than or equal to zero and whether the Cash Value Trigger has been exceeded.

         Inheritance Period Greater Than Zero
         Cash Value Trigger not exceeded
         If the Cash Value Trigger has not been  exceeded  then we do not make an  adjustment.  The next annuity  payment  amount is
                                       ---
         equal to the then current annuity payment amount.  The  Inheritance  Period and the Cash Value initially  calculated  above are established.  The stabilization process maintains a level annuity payment amount.

         Cash Value Trigger exceeded
         If the Cash Value  Trigger has been exceeded  then we make an  adjustment.  The Cash Value of the Annuity is adjusted to be equal to the Cash Value  Trigger and the  Inheritance  Period is  decreased.  The Schedule of Units is revised to reflect a higher  Annuity  Payment Amount to be paid on the next Annuity  Payment Date.  Adjustments do not change the Income Base of the Annuity.  The revised  annuity  payment amount  becomes the new stabilized  payment amount until there is an adjustment or the Inheritance Period becomes equal to zero.

         Inheritance Period Equal To Zero
         If the Inheritance  Period is equal to zero, the Annuity in the annuitization  phase does not have any Cash Value.  Annuity
         Payments will continue until the Inheritance Date;  however,  the annuity payment amount may fluctuate each Annuity Payment
         Date with changes in Unit Values.  The next annuity  payment amount is established  equal to the number of Units  scheduled to be paid under the Schedule of Units multiplied by the current Unit Values.

------------------------------------------------------------------------------------------------------------------------------------
         If you have selected  annuity  payment option 6, the Optional  Guarantee  Feature,  the annuity  payment amount will not be less than the initial guaranteed annuity payment amount.
------------------------------------------------------------------------------------------------------------------------------------

         Can I change the Cash Value Trigger?
         Unless you have  selected  annuity  payment  option 6, you can adjust the Cash  Value  Trigger to 25%,  50%,  or 75% of the original Cash Value Trigger on any Annuity Payment Date.

         Reducing  the Cash Value  Trigger  increases  the  likelihood  that your annuity  payment  amount will  increase.  However, reducing  the Cash Value  Trigger may also  result in using more Units to generate  the larger  monthly  payment.  This can also decrease the  Inheritance  Period more rapidly to support the higher  Annuity  Payment  Amount during  periods of poor market  performance,  which may effect the stability of future annuity  payments.  Any adjustment to the Cash Value Trigger is permanent  although you may  continue to decrease the trigger in the future to 25% of the original  Cash Value  Trigger.
         If you have selected Annuity Payment Option 6, the Cash Value Trigger is set as of the Issue Date, and may NOT be changed.

         Can you illustrate how annuity payments are made?
         Shown below are examples of annuity  payment option 5 under different  hypothetical  interest rate scenarios for a randomly chosen male and female aged 65 with a 4% Benchmark  Rate, and $50,000  Account Value on the Annuity Date.  These values are illustrative only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 278.96      211.32   $ 50,000    $ 42,500    $ 278.96      132.90    $ 34,857   $ 24,404
                4%                278.96      211.32     50,000      42,500      278.96      156.83      41,916     32,503
                6%                278.96      211.32     50,000      42,500      278.96      166.53      45,789     36,713
                8%                278.96      211.32     50,000      42,500      278.96      175.13      49,903     41,083
               10%                278.96      211.32     50,000      42,500      299.05      161.47      53,912     42,500
               12%                278.96      211.32     50,000      42,500      322.34      142.75      57,988     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 175.01        0.00   $ 21,173         $ 0    $ 104.26        0.00     $ 8,332        $ 0
                4%                278.96       65.92     31,224      14,753      219.83        0.00      17,567          0
                6%                278.96      118.14     39,816      28,948      278.96       44.25      26,839     12,990
                8%                278.96      152.19     50,118      41,912      322.81      108.15      49,512     42,500
               10%                355.11      115.47     59,303      42,500      555.16       61.30      68,412     42,500
               12%                421.98       89.98     70,418      42,500      888.48       37.19     101,564     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value of Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 258.24      236.78   $ 50,000    $ 42,500    $ 258.24      144.79    $ 35,656   $ 24,173
                4%                258.24      236.78     50,000      42,500      258.24      179.86      42,775     33,347
                6%                258.24      236.78     50,000      42,500      258.24      193.11      46,680     37,896
                8%                258.24      236.78     50,000      42,500      258.54      204.14      50,826     42,500
               10%                258.24      236.78     50,000      42,500      279.62      178.24      54,810     42,500
               12%                258.24      236.78     50,000      42,500      296.48      158.15      59,069     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 162.01        0.00   $ 22,625         $ 0     $ 96.51        0.00     $ 8,891        $ 0
                4%                258.24       76.04     32,961      15,506      203.50        0.00      18,747          0
                6%                258.24      147.89     41,792      32,064      258.24       74.90      29,798     19,391
                8%                278.90      166.58     51,796      42,500      327.20      114.71      50,840     42,500
               10%                335.80      125.86     61,417      42,500      544.61       65.36      72,073     42,500
               12%                390.12       98.61     73,317      42,500      841.11       40.11     107,597     42,500
      ---------------------------------------------------------------------------------------------------------------------

Below are examples of annuity payment option 6 under different  hypothetical  interest rate scenarios for a randomly chosen male and female aged 65 with a 3% Benchmark Rate, and a $50,000  Account Value on Annuity Date.  These values are  illustrative  only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37      221.37   $ 50,000    $ 42,500    $ 249.37      148.67    $ 34,550   $ 25,151
                4%                249.37      221.37     50,000      42,500      249.37      167.89      41,435     32,509
                6%                249.37      221.37     50,000      42,500      249.37      175.80      45,210     36,410
                8%                249.37      221.37     50,000      42,500      249.37      182.87      49,219     40,492
               10%                249.37      221.37     50,000      42,500      264.57      173.21      53,211     42,500
               12%                249.37      221.37     50,000      42,500      287.28      153.60      57,176     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37        0.00   $ 20,319         $ 0    $ 249.37        0.00     $ 7,773        $ 0
                4%                249.37       82.08     30,483      16,461      249.37        0.00      16,400          0
                6%                249.37      124.93     38,634      28,285      249.37       44.13      25,015     11,687
                8%                249.37      154.02     48,349      39,902      249.37      121.50      47,150     41,888
               10%                309.45      126.69     57,540      42,500      469.02       69.38      64,353     42,500
               12%                370.41       99.14     68,044      42,500      757.89       42.21      94,439     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98      248.47   $ 50,000    $ 42,500    $ 228.98      166.84    $ 35,323   $ 25,380
                4%                228.98      248.47     50,000      42,500      228.98      193.27      42,265     33,383
                6%                228.98      248.47     50,000      42,500      228.98      203.62      46,069     37,519
                8%                228.98      248.47     50,000      42,500      228.98      212.65      50,108     41,803
               10%                228.98      248.47     50,000      42,500      246.35      191.81      54,055     42,500
               12%                228.98      248.47     50,000      42,500      262.61      170.89      58,198     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98        0.00   $ 21,726         $ 0    $ 228.98        0.00     $ 8,275        $ 0
                4%                228.98       99.00     32,143      17,870      228.98        0.00      17,460          0
                6%                228.98      154.84     40,498      31,093      228.98       74.08      27,657     17,376
                8%                236.22      183.14     50,351      42,500      267.55      130.23      48,732     42,500
               10%                291.75      138.73     59,441      42,500      459.19       74.40      67,427     42,500
               12%                340.24      109.31     70,699      42,500      713.90       45.82      99,672     42,500
      ---------------------------------------------------------------------------------------------------------------------

WHAT HAPPENS WHEN THE ANNUITANT DIES?

As of the Inheritance  Date, if an Inheritance  Period exists and was never zero at any time between the death of the last surviving
Annuitant and the Inheritance  Date, we will make Annuity  Payments to the Beneficiary for the remainder of the Inheritance  Period.
As an  alternative,  a lump sum can be paid to the  Beneficiary.  There is no guarantee  that there will be any  Inheritance  Period after the date of death,  which means there may be no amount due for the  Beneficiary.  If there is no Inheritance  Period as of the
Inheritance Date, the Annuity terminates.

For  Payment  Options 1, 2 and 3 if the  Annuitant  dies before the Annuity  Date,  the Annuity  will end and the Cash Value will be payable as settlement to the Beneficiary(s) after we have received all of our requirements to make settlement.

If the Annuity is used in connection with a tax qualified  retirement plan or qualified contract  (including  individual  retirement annuities),  the beneficiary may only be entitled to a lump sum distribution after the death of the last surviving  Annuitant or the period over which Annuity Payments can be paid may be shortened.

WHEN DO ANNUITY PAYMENTS FOR A BENEFICIARY START?

If annuity  payments are to be paid to a Beneficiary,  annuity  payments will begin as of the next Annuity Payment Date, or the Cash
Value  can then be paid.  No  amounts  are  payable  to a  Beneficiary  until the death of the last  surviving  Annuitant.  Evidence satisfactory to us of the death of all Annuitants must be provided before any amount becomes payable to a Beneficiary.

INDEPENDENT AUDITORS

The consolidated  financial  statements of American  Skandia Life Assurance  Corporation at December 31, 2001 and 2000, and for each of the three years in the period  ended  December  31,  2001,  and the  financial  statements  of American  Skandia  Life  Assurance
Corporation  Variable  Account B - Class 1  Stagecoach  at December 31,  2001,  and for the years ended  December 31, 2001 and 2000, appearing in this Prospectus and Registration  Statement have been audited by Ernst & Young LLP, independent  auditors, as set forth in their reports thereon appearing  elsewhere herein,  and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

LEGAL EXPERTS

Counsel  for  American  Skandia  Life  Assurance  Corporation  has passed on the legal  matters  with  respect  to Federal  laws and regulations applicable to the issue and sale of the Annuities and with respect to Connecticut law.

FINANCIAL STATEMENTS
American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts - Stagecoach)

The statements  which follow in Appendix A are those of American  Skandia Life  Assurance  Corporation  Variable  Account B (Class 1
Sub-accounts  -  Stagecoach)  as of  December  31,  2001 and for the  years  ended  December  31,  2001 and  2000.  There  are other
Sub-accounts included in Variable Account B that are not available in the product described in the applicable prospectus.

To the extent and only to the extent that any statement in a document  incorporated  by reference  into this Statement of Additional
Information  is modified or superseded  by a statement in this  Statement of Additional  Information  or in a later-filed  document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We furnish you  without  charge a copy of any or all the  documents  incorporated  by  reference  in this  Statement  of  Additional
Information,  including  any exhibits to such  documents  which have been  specifically  incorporated  by  reference.  We do so upon receipt  of your  written or oral  request.  Please  address  your  request to  American  Skandia - Variable  Annuities,  Attention:
Stagecoach Annuity, P.O. Box 7040,  Bridgeport,  Connecticut  06601-7040.  Our phone number is 1-800-752-6342.  You may also forward such a request electronically to our Customer Service Department at customerservice@skandia.com.

                         APPENDIX A - Financial Statements for American Skandia Life Assurance Corporation
                                       Variable Account B (Class 1 Sub-accounts - Stagecoach)

                                          Report of Independent Auditors

To the Contractowners of
    American Skandia Life Assurance Corporation
    Variable Account B - Class 1 Stagecoach and the
    Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation

We have  audited  the  accompanying  statement  of assets,  liabilities  and  contractowners'  equity of the thirty sub-accounts of American Skandia Life Assurance  Corporation  Variable Account B - Class 1 Stagecoach,  referred to in Note 1, as of  December  31,  2001,  and the related  statement  of  operations  for the year then ended and the statements  of  changes  in net  assets  for each of the two  years  in the  period  then  ended.  These  financial statements are the  responsibility  of the Company's  management.  Our  responsibility  is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance  with  auditing  standards  generally  accepted in the United  States.  Those standards  require that we plan and perform the audit to obtain  reasonable  assurance  about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the  amounts  and  disclosures  in the  financial  statements.  An audit also  includes  assessing  the  accounting principles  used and  significant  estimates  made by  management,  as well as  evaluating  the  overall  financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our  opinion,  the  financial  statements  referred to above  present  fairly,  in all  material  respects,  the financial position of the thirty sub-accounts of American Skandia Life Assurance  Corporation  Variable Account B -
Class 1  (Stagecoach),  referred to in Note 1, at December 31, 2001,  the results of their  operations for the year then ended,  and changes in their net assets for each of the two years in the period then ended in conformity  with accounting principles generally accepted in the United States.

                                                                                /s/ Ernst & Young LLP

Hartford, Connecticut
February 2, 2002

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARAIBLE ACCOUNT B --- CLASS 1 STAGECOACH
STATEMENT OF ASSETS, LIABILITIES, AND CONTRACTOWNER'S EQUITY
AS OF DECEMBER 31, 2001

--------------------------------------------------------------------------------------------------------------------        --------------------------------------------------------------------------------------------------------------------------

                                             ASSETS                                                                                            LIABILITIES

Investment in mutual funds at market value ( Note 2 ):
      American Skandia Trust ( AST ):
            Alger All-Cap Growth Portfolio - 121,957,539 shares ( cost $769,789,249)                  $ 695,157,974         Payable to American Skandia Life Assurance Corporation                                                       $ 54,353,343
                                                                                                                                                                                                                           ---------------------------
            American Century Income & Growth Portfolio - 29,737,846 shares ( cost $413,067,980)         352,096,097                                   Total Liabilities                                                                    54,353,343
            American Century International Growth I Portfolio - 39,571,671 shares ( cost $454,228,475)  481,587,232
            Cohen & Steers Real Estate Portfolio - 12,786,936 shares ( cost $129,136,569)               129,275,923
            DeAm Small-Cap Growth Portfolio - 73,017,689 shares ( cost $492,491,389)                    513,314,354
            Gabelli Small-Cap Value Portfolio - 38,228,131 shares ( cost $491,533,791)                  499,641,677
            Goldman Sachs Small-Cap Value Portfolio - 25,488,010 shares ( cost $373,123,258)            396,338,558
            Invesco Equity Income Portfolio - 61,837,333 shares ( cost $1,046,997,502)                  964,044,028
            JanCap Growth Portfolio - 97,248,963 shares ( cost $3,986,573,953)                        2,331,057,650
            Janus Mid-Cap Growth Portfolio - 16,659,236 shares ( cost $73,940,792)                       66,137,168                             NET ASSETS
            Janus Overseas Growth Portfolio - 52,771,459 shares ( cost $822,754,497)                    548,295,456                                                                                             Unit
            Marsico Capital Growth Portfolio - 85,056,604 shares ( cost $1,534,153,502)               1,180,585,665         Contractowners' Equity                                        Units                 Value
            MFS Growth Portfolio - 114,134,466 shares ( cost $1,113,121,104)                            943,892,034                     AST - Alger All-Cap Growth Portfolio                   125,442,916            5.54              $ 695,157,974
            Neuberger & Berman Mid-Cap Growth Portfolio - 35,708,079 shares ( cost $514,044,728)        487,415,278                     AST - American Century Income & Growth Portfolio        27,386,278           12.86                352,096,097
            Neuberger & Berman Mid-Cap Value Portfolio - 61,885,398 shares ( cost $928,326,229)         953,653,982                     AST - American Century International Growth I Portfolio 37,487,425           12.85                481,587,232
            PBHG Small-Cap Growth Portfolio - 28,807,891 shares ( cost $747,251,184)                    457,181,229                     AST - Cohen & Steers Real Estate Portfolio              12,268,426           10.54                129,275,923
            PIMCO Limited Maturity Bond Portfolio - 51,091,500 shares ( cost $563,698,254)              577,333,950                     AST - DeAm Small-Cap Growth Portfolio                   60,703,791            8.46                513,314,354
            PIMCO Total Return Bond Portfolio - 128,323,724 shares ( cost $1,446,571,227)             1,530,902,033                     AST - Gabelli Small-Cap Value Portfolio                 35,483,530           14.08                499,641,677
      INVESCO Variable Investment Funds ( INVESCO ):                                                                                    AST - Goldman Sachs Small-Cap Value Portfolio           26,220,860           15.12                396,338,558
            VIF Health Sciences Fund - 12,039,335 shares ( cost $215,582,851)                           219,115,896                     AST - Invesco Equity Income Portfolio                   48,595,962           19.84                964,044,028
            VIF Technology Fund - 11,554,994 shares ( cost $213,608,566)                                177,600,254                     AST - JanCap Growth Portfolio                           84,116,221           27.71              2,331,057,650
      Montgomery Variable Series ( Montgomery ):                                                                                        AST - Janus Mid-Cap Growth Portfolio                    17,045,776            3.88                 66,137,168
            Emerging Markets - 12,691,103 shares ( cost $91,435,043)                                     91,629,764                     AST - Janus Overseas Growth Portfolio                   40,507,419           13.54                548,295,456
      Wells Fargo Variable Trust (WFVT):                                                                                                AST - Marsico Capital Growth Portfolio                  85,895,802           13.74              1,180,585,665
            Asset Allocation Fund - 17,003,948 shares ( cost $226,421,444)                              209,488,644                     AST - MFS Growth Portfolio                             117,716,242            8.02                943,892,034
            Corporate Bond Fund - 3,328,814 shares ( cost $33,261,140)                                   34,087,060                     AST - Neuberger & Berman Mid-Cap Growth Portfolio       25,717,164           18.95                487,415,278
            Equity Income Fund - 615,742 shares ( cost $9,899,479)                                        9,556,312                     AST - Neuberger & Berman Mid-Cap Value Portfolio        47,298,313           20.16                953,653,982
            Equity Value Fund - 3,625,970 shares ( cost $34,551,964)                                     32,706,250                     AST - PBHG Small-Cap Growth Portfolio                   23,048,821           19.84                457,181,229
            Growth & Income Fund - 5,060,003 shares ( cost $93,323,774)                                  71,244,836                     AST - PIMCO Limited Maturity Bond Portfolio             42,410,807           13.61                577,333,950
            International Equity Fund - 201,624 shares ( cost $1,706,391)                                 1,512,122                     AST - PIMCO Total Return Bond Portfolio                 99,028,465           15.46              1,530,902,033
            Large Company Growth Fund - 1,840,797 shares ( cost $22,386,623)                             17,413,941                     INVESCO - VIF Health Sciences Fund                      17,419,141           12.58                219,115,896
            Money Market Fund - 76,417,357 shares ( cost $76,417,357)                                    76,417,357                     INVESCO - VIF Technology Fund                           26,652,622            6.66                177,600,254
            Small-Cap Growth Fund - 1,076,452 shares ( cost $16,468,728)                                  8,450,150                     Montgomery - Emerging Markets                           14,095,135            6.50                 91,629,764
                                                                                                  ------------------
                                                                                                                                        WFVT - Asset Allocation Fund                            10,328,629           20.28                209,488,644
                          Total Invested Assets                                                      14,057,132,874                     WFVT - Corporate Bond Fund                               2,978,591           11.44                 34,087,060
                                                                                                                                        WFVT - Equity Income Fund                                1,019,937            9.37                  9,556,312
Receivable from American Skandia Trust                                                                   44,348,534                     WFVT - Equity Value Fund                                 3,705,869            8.83                 32,706,250
Receivable from INVESCO Variable Investment Funds                                                         8,750,224                     WFVT - Growth & Income Fund                              3,783,815           18.83                 71,244,836
Receivable from Montgomery Variable Series                                                                1,083,941                     WFVT - International Equity Fund                           205,255            7.37                  1,512,122
Receivable from Wells Capital Management                                                                    170,644                     WFVT - Large Company Growth Fund                         1,900,437            9.16                 17,413,941
                                                                                                  ------------------
                          Total Receivables                                                              54,353,343                     WFVT - Money Market Fund                                 5,952,104           12.84                 76,417,357
                                                                                                                                        WFVT - Small Cap Growth Fund                               900,655            9.38                  8,450,150
                                                                                                                                                                                                                           ---------------------------
                                                                                                                                                      Total Contractowner's Equity                                                     14,057,132,874

                                                                                                  ------------------                                                                                                       ---------------------------
                          Total Assets                                                             $ 14,111,486,217                                   Total Liabilities & Contractowner's Equity                                     $ 14,111,486,217
                                                                                                  ==================                                                                                                       ===========================

--------------------------------------------------------------------------------------------------------------------        --------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                                                          AST - American Century
                                                                                                                                AST - Alger Growth                                         International Growth II
                                                                                                     AST - Alger       Jan. 1 thru       AST - American Century   AST - American Century       Jan. 1 thru           AST - Cohen & Steers      AST - DeAm          AST - Gabelli       AST - Goldman Sachs     AST - Invesco
                                                                                     Total          All-Cap Growth  Feb. 15, 2001 **       Income & Growth        International Growth I     Sep. 24, 2001 **           Real Estate          Small-Cap Growth      Small-Cap Value      Small-Cap Value        Equity Income
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                    $ 178,894,905              $ -           $ 817,679              $ 2,916,979              $ 1,445,558              $ 2,108,735             $ 3,746,924                  $ -          $ 1,982,981                     $ -        $ 24,067,128
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)           (220,020,497)     (10,510,845)         (2,644,534)              (5,768,224)              (5,038,367)              (3,121,866)             (1,773,329)          (8,907,853)          (6,020,688)             (4,252,327)        (15,281,329)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                         (41,125,592)     (10,510,845)         (1,826,855)              (2,851,245)              (3,592,809)              (1,013,131)              1,973,595           (8,907,853)          (4,037,707)             (4,252,327)          8,785,799
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                            10,899,971,745      363,301,477       1,336,613,917              128,020,302              512,691,701              341,676,854             114,980,006        1,181,221,216          310,923,998             166,701,211         397,570,892
   Cost of Securities Sold                                                        13,994,344,121      492,722,584       1,391,046,912              141,621,362              647,041,269              593,928,794             107,877,842        1,672,574,814          288,148,954             134,902,845         431,198,901

                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
       Net Gain (Loss)                                                            (3,094,372,376)    (129,421,107)        (54,432,995)             (13,601,060)            (134,349,568)            (252,251,940)              7,102,164         (491,353,598)          22,775,044              31,798,366         (33,628,009)
   Short-Term Capital Gain Distributions Received                                    207,100,647                -           6,317,615                        -                        -                        -                       -           72,654,894            2,657,460               4,133,606                   -
   Long-Term Capital Gain Distributions Received                                     524,427,638                -                   -                        -               22,052,576               80,744,191                       -           41,217,480           17,600,526               3,112,030          10,871,285
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                          (2,362,844,091)    (129,421,107)        (48,115,380)             (13,601,060)            (112,296,992)            (171,507,749)              7,102,164         (377,481,224)          43,033,030              39,044,002         (22,756,724)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                            (1,918,986,995)     (67,580,996)        (66,319,007)             (31,613,068)             (18,096,465)             (47,556,473)             10,133,996         (138,682,868)          34,910,721              36,800,960          24,250,053
   End of Period                                                                  (2,878,734,109)     (74,631,275)                  -              (60,971,883)              27,358,756                        -                 139,355           20,822,964            8,107,886              23,215,301         (82,953,474)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                          (959,747,114)      (7,050,279)         66,319,007              (29,358,815)              45,455,221               47,556,473              (9,994,641)         159,505,832          (26,802,835)            (13,585,659)       (107,203,527)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ (3,363,716,797)   $ (146,982,231)      $ 16,376,772            $ (45,811,120)           $ (70,434,580)          $ (124,964,407)             $ (918,882)      $ (226,883,245)        $ 12,192,488            $ 21,206,016      $ (121,174,452)
                                                                               ================================================================================================================================================================================================================================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                 AST - JanCap        AST - Janus       AST - Janus          AST - Marsico              AST - MFS          AST - Neuberger & Berman  AST - Neuberger & Berman   AST - PBHG        AST - PIMCO Limited      AST - PIMCO          INVESCO - VIF
                                                                                    Growth          Mid-Cap Growth    Overseas Growth       Capital Growth               Growth               Mid-Cap Growth           Mid-Cap Value         Small-Cap Growth      Maturity Bond       Total Return Bond      Health Sciences
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                              $ -         $ 54,601        $ 43,112,004                      $ -                 $ 25,134                      $ -             $ 1,286,073                  $ -         $ 22,675,028            $ 65,418,292           $ 745,374
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)            (43,075,181)        (966,333)        (10,513,308)             (19,283,201)             (13,794,118)              (7,646,526)            (13,209,149)          (6,147,084)          (7,256,512)            (20,087,164)         (3,144,840)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                         (43,075,181)        (911,732)         32,598,696              (19,283,201)             (13,768,984)              (7,646,526)            (11,923,076)          (6,147,084)          15,418,516              45,331,128          (2,399,466)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                             1,426,103,787       94,920,593         512,920,457              660,840,721              362,076,161              680,304,762             392,979,138          179,100,179          353,612,738             563,308,357         270,340,600
   Cost of Securities Sold                                                         2,146,088,452      153,310,156         940,598,327              680,063,756              438,199,784            1,050,500,148             363,599,109          267,332,337          339,510,531             553,532,430         293,345,639

                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
       Net Gain (Loss)                                                              (719,984,665)     (58,389,563)       (427,677,870)             (19,223,035)             (76,123,623)            (370,195,386)             29,380,029          (88,232,158)          14,102,207               9,775,927         (23,005,039)
   Short-Term Capital Gain Distributions Received                                              -                -          65,719,060                        -                        -               10,426,767              44,855,751                    -                    -                       -                   -
   Long-Term Capital Gain Distributions Received                                               -                -         140,147,901               31,172,476                        -               81,311,245               5,255,987           78,840,195                    -                       -                   -
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                            (719,984,665)     (58,389,563)       (221,810,909)              11,949,441              (76,123,623)            (278,457,374)             79,491,767           (9,391,963)          14,102,207               9,775,927         (23,005,039)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                            (1,092,368,665)     (25,104,601)       (229,011,421)              22,231,335               (6,906,361)            (126,425,497)            141,198,425         (260,197,998)          14,577,604              47,016,511          20,573,152
   End of Period                                                                  (1,655,516,304)      (7,803,624)       (274,459,041)            (353,567,838)            (169,229,070)             (26,629,450)             25,327,753         (290,069,954)          13,635,695              84,330,806           3,533,046
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                          (563,147,639)      17,300,977         (45,447,620)            (375,799,173)            (162,322,709)              99,796,047            (115,870,672)         (29,871,956)            (941,909)             37,314,295         (17,040,106)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ (1,326,207,485)   $ (42,000,318)     $ (234,659,833)          $ (383,132,933)          $ (252,215,316)          $ (186,307,853)          $ (48,301,981)       $ (45,411,003)        $ 28,578,814            $ 92,421,350       $ (42,444,611)
                                                                               ================================================================================================================================================================================================================================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Montgomery
                                                                                 INVESCO - VIF        Emerging            WFVT                   WFVT                     WFVT                     WFVT                     WFVT                  WFVT                 WFVT                  WFVT                  WFVT
                                                                                  Technology           Markets      Asset Allocation        Corporate Bond           Equity Income             Equity Value           Growth & Income      International Equity  Large Company Growth    Money Market        Small-Cap Growth
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                              $ -              $ -         $ 3,571,180              $ 2,301,382                 $ 80,441                $ 210,815                $ 10,879                $ 322                  $ -             $ 2,317,396                 $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)             (3,396,357)      (1,251,839)         (3,252,570)                (531,244)                (110,974)                (519,500)             (1,171,124)             (21,565)            (250,200)               (947,498)           (124,848)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                          (3,396,357)      (1,251,839)            318,610                1,770,138                  (30,533)                (308,685)             (1,160,245)             (21,243)            (250,200)              1,369,898            (124,848)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                               313,609,687      108,725,536          28,281,735               11,436,051                4,545,697               36,813,647              18,425,508              506,179            1,688,775              24,176,975           1,552,888
   Cost of Securities Sold                                                           605,073,151      133,765,402          25,974,056               11,115,015                4,756,449               37,695,937              17,850,958              647,546            2,143,400              24,176,975           4,000,286

                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
       Net Gain (Loss)                                                              (291,463,464)     (25,039,866)          2,307,679                  321,036                 (210,752)                (882,290)                574,550             (141,367)            (454,625)                      -          (2,447,398)
   Short-Term Capital Gain Distributions Received                                              -                -             335,494                        -                        -                        -                       -                    -                    -                       -                   -
   Long-Term Capital Gain Distributions Received                                               -                -           5,434,730                        -                  228,626                        -               6,432,709                    -                5,681                       -                   -
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                            (291,463,464)     (25,039,866)          8,077,903                  321,036                   17,874                 (882,290)              7,007,259             (141,367)            (448,944)                      -          (2,447,398)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                              (152,776,597)     (17,851,745)         12,628,895                  740,271                  146,949                  959,371               4,068,331              (71,131)          (1,063,129)                      -          (7,597,547)
   End of Period                                                                     (36,008,312)         194,722         (16,932,800)                 825,920                 (343,167)              (1,845,714)            (22,078,938)            (194,210)          (4,972,682)                      -          (8,018,577)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                           116,768,285       18,046,467         (29,561,695)                  85,649                 (490,116)              (2,805,085)            (26,147,269)            (123,079)          (3,909,553)                      -            (421,030)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $ (178,091,536)    $ (8,245,238)      $ (21,165,182)             $ 2,176,823               $ (502,775)            $ (3,996,060)          $ (20,300,255)          $ (285,689)        $ (4,608,697)            $ 1,369,898        $ (2,993,276)
                                                                               ================================================================================================================================================================================================================================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced
** Date Operations Merged
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                                                          AST - American Century
                                                                                                                                AST - Alger Growth                                         International Growth II
                                                                                                     AST - Alger       Jan. 1 thru       AST - American Century   AST - American Century       Jan. 1 thru           AST - Cohen & Steers      AST - DeAm          AST - Gabelli       AST - Goldman Sachs     AST - Invesco
                                                                                     Total          All-Cap Growth  Feb. 15, 2001 **       Income & Growth        International Growth I     Sep. 24, 2001 **           Real Estate          Small-Cap Growth      Small-Cap Value      Small-Cap Value        Equity Income
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                    $ 178,894,905              $ -           $ 817,679              $ 2,916,979              $ 1,445,558              $ 2,108,735             $ 3,746,924                  $ -          $ 1,982,981                     $ -        $ 24,067,128
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)           (220,020,497)     (10,510,845)         (2,644,534)              (5,768,224)              (5,038,367)              (3,121,866)             (1,773,329)          (8,907,853)          (6,020,688)             (4,252,327)        (15,281,329)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                         (41,125,592)     (10,510,845)         (1,826,855)              (2,851,245)              (3,592,809)              (1,013,131)              1,973,595           (8,907,853)          (4,037,707)             (4,252,327)          8,785,799
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                            10,899,971,745      363,301,477       1,336,613,917              128,020,302              512,691,701              341,676,854             114,980,006        1,181,221,216          310,923,998             166,701,211         397,570,892
   Cost of Securities Sold                                                        13,994,344,121      492,722,584       1,391,046,912              141,621,362              647,041,269              593,928,794             107,877,842        1,672,574,814          288,148,954             134,902,845         431,198,901

                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
       Net Gain (Loss)                                                            (3,094,372,376)    (129,421,107)        (54,432,995)             (13,601,060)            (134,349,568)            (252,251,940)              7,102,164         (491,353,598)          22,775,044              31,798,366         (33,628,009)
   Short-Term Capital Gain Distributions Received                                    207,100,647                -           6,317,615                        -                        -                        -                       -           72,654,894            2,657,460               4,133,606                   -
   Long-Term Capital Gain Distributions Received                                     524,427,638                -                   -                        -               22,052,576               80,744,191                       -           41,217,480           17,600,526               3,112,030          10,871,285
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                          (2,362,844,091)    (129,421,107)        (48,115,380)             (13,601,060)            (112,296,992)            (171,507,749)              7,102,164         (377,481,224)          43,033,030              39,044,002         (22,756,724)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                            (1,918,986,995)     (67,580,996)        (66,319,007)             (31,613,068)             (18,096,465)             (47,556,473)             10,133,996         (138,682,868)          34,910,721              36,800,960          24,250,053
   End of Period                                                                  (2,878,734,109)     (74,631,275)                  -              (60,971,883)              27,358,756                        -                 139,355           20,822,964            8,107,886              23,215,301         (82,953,474)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                          (959,747,114)      (7,050,279)         66,319,007              (29,358,815)              45,455,221               47,556,473              (9,994,641)         159,505,832          (26,802,835)            (13,585,659)       (107,203,527)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ (3,363,716,797)   $ (146,982,231)      $ 16,376,772            $ (45,811,120)           $ (70,434,580)          $ (124,964,407)             $ (918,882)      $ (226,883,245)        $ 12,192,488            $ 21,206,016      $ (121,174,452)
                                                                               ================================================================================================================================================================================================================================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                 AST - JanCap        AST - Janus       AST - Janus          AST - Marsico              AST - MFS          AST - Neuberger & Berman  AST - Neuberger & Berman   AST - PBHG        AST - PIMCO Limited      AST - PIMCO          INVESCO - VIF
                                                                                    Growth          Mid-Cap Growth    Overseas Growth       Capital Growth               Growth               Mid-Cap Growth           Mid-Cap Value         Small-Cap Growth      Maturity Bond       Total Return Bond      Health Sciences
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                              $ -         $ 54,601        $ 43,112,004                      $ -                 $ 25,134                      $ -             $ 1,286,073                  $ -         $ 22,675,028            $ 65,418,292           $ 745,374
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)            (43,075,181)        (966,333)        (10,513,308)             (19,283,201)             (13,794,118)              (7,646,526)            (13,209,149)          (6,147,084)          (7,256,512)            (20,087,164)         (3,144,840)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                         (43,075,181)        (911,732)         32,598,696              (19,283,201)             (13,768,984)              (7,646,526)            (11,923,076)          (6,147,084)          15,418,516              45,331,128          (2,399,466)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                             1,426,103,787       94,920,593         512,920,457              660,840,721              362,076,161              680,304,762             392,979,138          179,100,179          353,612,738             563,308,357         270,340,600
   Cost of Securities Sold                                                         2,146,088,452      153,310,156         940,598,327              680,063,756              438,199,784            1,050,500,148             363,599,109          267,332,337          339,510,531             553,532,430         293,345,639

                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
       Net Gain (Loss)                                                              (719,984,665)     (58,389,563)       (427,677,870)             (19,223,035)             (76,123,623)            (370,195,386)             29,380,029          (88,232,158)          14,102,207               9,775,927         (23,005,039)
   Short-Term Capital Gain Distributions Received                                              -                -          65,719,060                        -                        -               10,426,767              44,855,751                    -                    -                       -                   -
   Long-Term Capital Gain Distributions Received                                               -                -         140,147,901               31,172,476                        -               81,311,245               5,255,987           78,840,195                    -                       -                   -
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                            (719,984,665)     (58,389,563)       (221,810,909)              11,949,441              (76,123,623)            (278,457,374)             79,491,767           (9,391,963)          14,102,207               9,775,927         (23,005,039)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                            (1,092,368,665)     (25,104,601)       (229,011,421)              22,231,335               (6,906,361)            (126,425,497)            141,198,425         (260,197,998)          14,577,604              47,016,511          20,573,152
   End of Period                                                                  (1,655,516,304)      (7,803,624)       (274,459,041)            (353,567,838)            (169,229,070)             (26,629,450)             25,327,753         (290,069,954)          13,635,695              84,330,806           3,533,046
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                          (563,147,639)      17,300,977         (45,447,620)            (375,799,173)            (162,322,709)              99,796,047            (115,870,672)         (29,871,956)            (941,909)             37,314,295         (17,040,106)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ (1,326,207,485)   $ (42,000,318)     $ (234,659,833)          $ (383,132,933)          $ (252,215,316)          $ (186,307,853)          $ (48,301,981)       $ (45,411,003)        $ 28,578,814            $ 92,421,350       $ (42,444,611)
                                                                               ================================================================================================================================================================================================================================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Montgomery
                                                                                 INVESCO - VIF        Emerging            WFVT                   WFVT                     WFVT                     WFVT                     WFVT                  WFVT                 WFVT                  WFVT                  WFVT
                                                                                  Technology           Markets      Asset Allocation        Corporate Bond           Equity Income             Equity Value           Growth & Income      International Equity  Large Company Growth    Money Market        Small-Cap Growth
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                              $ -              $ -         $ 3,571,180              $ 2,301,382                 $ 80,441                $ 210,815                $ 10,879                $ 322                  $ -             $ 2,317,396                 $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)             (3,396,357)      (1,251,839)         (3,252,570)                (531,244)                (110,974)                (519,500)             (1,171,124)             (21,565)            (250,200)               (947,498)           (124,848)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                          (3,396,357)      (1,251,839)            318,610                1,770,138                  (30,533)                (308,685)             (1,160,245)             (21,243)            (250,200)              1,369,898            (124,848)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                               313,609,687      108,725,536          28,281,735               11,436,051                4,545,697               36,813,647              18,425,508              506,179            1,688,775              24,176,975           1,552,888
   Cost of Securities Sold                                                           605,073,151      133,765,402          25,974,056               11,115,015                4,756,449               37,695,937              17,850,958              647,546            2,143,400              24,176,975           4,000,286

                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
       Net Gain (Loss)                                                              (291,463,464)     (25,039,866)          2,307,679                  321,036                 (210,752)                (882,290)                574,550             (141,367)            (454,625)                      -          (2,447,398)
   Short-Term Capital Gain Distributions Received                                              -                -             335,494                        -                        -                        -                       -                    -                    -                       -                   -
   Long-Term Capital Gain Distributions Received                                               -                -           5,434,730                        -                  228,626                        -               6,432,709                    -                5,681                       -                   -
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                            (291,463,464)     (25,039,866)          8,077,903                  321,036                   17,874                 (882,290)              7,007,259             (141,367)            (448,944)                      -          (2,447,398)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                              (152,776,597)     (17,851,745)         12,628,895                  740,271                  146,949                  959,371               4,068,331              (71,131)          (1,063,129)                      -          (7,597,547)
   End of Period                                                                     (36,008,312)         194,722         (16,932,800)                 825,920                 (343,167)              (1,845,714)            (22,078,938)            (194,210)          (4,972,682)                      -          (8,018,577)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                           116,768,285       18,046,467         (29,561,695)                  85,649                 (490,116)              (2,805,085)            (26,147,269)            (123,079)          (3,909,553)                      -            (421,030)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $ (178,091,536)    $ (8,245,238)      $ (21,165,182)             $ 2,176,823               $ (502,775)            $ (3,996,060)          $ (20,300,255)          $ (285,689)        $ (4,608,697)            $ 1,369,898        $ (2,993,276)
                                                                               ================================================================================================================================================================================================================================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                    AAF                               AST - Alger                            AST - Alger                                 AST - American Century                AST - American Century                 AST - American Century
                                                                    Total                         Growth                             All-Cap Growth                             Growth                                      Income & Growth                    International Growth I                International Growth II
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
                                                       Year Ended           Year Ended          Year Ended       Jan. 1 thru           Year Ended       Year Ended           Jan. 1 thru         Year Ended           Year Ended        Year Ended          Year Ended        Year Ended          Jan. 1 thru        Year Ended
                                                     Dec. 31, 2001        Dec. 31, 2000        Dec. 31, 2001   Nov. 11, 2000 **      Dec. 31, 2001     Dec. 31, 2000       Feb. 15, 2001 **    Dec. 31, 2000         Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001     Dec. 31, 2000      Sep. 24, 2001 **    Dec. 31, 2000
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                          (41,125,592)        (145,184,859)              $ -      $ (20,524,239)      $ (10,510,845)     $ (2,587,208)         $ (1,826,855)      $ (2,567,277)        $ (2,851,245)    $ (4,216,523)        $ (3,592,809)     $ (3,475,709)        $ (1,013,131)     $ (5,002,296)
     Net Realized Gain (Loss)                           (2,362,844,091)       2,710,822,179                 -         89,162,778        (129,421,107)      (29,839,159)          (48,115,380)        (1,330,992)         (13,601,060)      33,862,476         (112,296,992)       28,808,616         (171,507,749)       68,927,116
     Net Unrealized Gain (Loss) On Investments            (959,747,114)      (6,475,082,128)                -       (257,603,833)         (7,050,279)      (67,580,996)           66,319,007        (66,319,007)         (29,358,815)     (86,679,415)          45,455,221       (72,413,819)          47,556,473      (148,657,416)
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                 (3,363,716,797)      (3,909,444,808)                -       (188,965,294)       (146,982,231)     (100,007,363)           16,376,772        (70,217,276)         (45,811,120)     (57,033,462)         (70,434,580)      (47,080,912)        (124,964,407)      (84,732,596)
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------

     Transfers of Annuity Fund Deposits                  1,384,065,674        3,735,229,149                 -        160,577,408          40,352,498       140,745,245             4,079,152          6,729,762           36,932,063      150,905,021           57,486,845       120,636,498            2,657,512        24,961,846
     Net Transfers Between Sub-accounts                    350,525,720          713,574,449                 -     (1,563,104,868)        676,628,042       161,697,109        (1,320,146,351)     1,399,927,736          (67,514,459)      52,232,815          217,107,037        99,179,233         (224,947,041)      (28,332,452)
     Surrenders                                         (1,421,187,044)      (1,598,764,713)                -       (134,085,695)        (65,239,032)      (12,036,293)          (17,902,326)       (18,847,469)         (32,747,344)     (30,668,893)         (27,275,396)      (16,509,380)         (19,674,978)      (35,808,042)
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                    313,404,350        2,850,038,885                 -     (1,536,613,155)        651,741,508       290,406,060        (1,333,969,526)     1,387,810,030          (63,329,740)     172,468,944          247,318,487       203,306,351         (241,964,507)      (39,178,648)
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                 (3,050,312,447)      (1,059,405,923)                -     (1,725,578,449)        504,759,277       190,398,697        (1,317,592,754)     1,317,592,754         (109,140,860)     115,435,482          176,883,907       156,225,440         (366,928,914)     (123,911,244)
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------

NET ASSETS:
     Beginning of Period                                17,107,445,324       18,166,851,247                 -      1,725,578,449         190,398,697                 -         1,317,592,754                  -          461,236,957      345,801,475          304,703,325       148,477,885          366,928,914       490,840,158
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
     End of Period                                    $ 14,057,132,874     $ 17,107,445,324               $ -                $ -       $ 695,157,974     $ 190,398,697                   $ -    $ 1,317,592,754        $ 352,096,097    $ 461,236,957        $ 481,587,232     $ 304,703,325                  $ -     $ 366,928,914
                                                  ==========================================  ===================================   ===================================   ======================================   ===================================   ====================================  =====================================
                                                  ==========================================  ===================================   ===================================   ======================================   ===================================   ====================================  =====================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                  AST - Cohen & Steers                          AST - DeAm                           AST - Gabelli                                 AST - Goldman Sachs               AST - Invesco                         AST - JanCap                           AST - Janus
                                                      Real Estate                                      Small-Cap Growth             Small-Cap Value                        Small-Cap Value                           Equity Income                            Growth                             Mid-Cap Growth
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
                                                       Year Ended           Year Ended          Year Ended        Year Ended           Year Ended       Year Ended            Year Ended         Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended
                                                     Dec. 31, 2001        Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001     Dec. 31, 2000        Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001     Dec. 31, 2000       Dec. 31, 2001      Dec. 31, 2000
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                          $ 1,973,594            $ 626,184      $ (8,907,853)     $ (12,994,136)       $ (4,037,708)     $ (2,358,089)         $ (4,252,327)      $ (1,636,480)         $ 8,785,799      $ 3,986,780        $ (43,075,181)    $ (71,226,642)          $ (911,732)       $ (432,066)
     Net Realized Gain (Loss)                                7,102,164            6,245,204      (377,481,224)       243,131,548          43,033,030         6,427,980            39,044,002          7,215,812          (22,756,724)      89,707,174         (719,984,665)    1,062,247,742          (58,389,563)         (919,821)
     Net Unrealized Gain (Loss) On Investments              (9,994,641)          11,238,262       159,505,832       (467,935,913)        (26,802,835)       46,035,548           (13,585,659)        31,955,736         (107,203,527)     (60,157,729)        (563,147,639)   (2,941,891,381)          17,300,977       (25,104,601)
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                       (918,883)          18,109,650      (226,883,245)      (237,798,501)         12,192,487        50,105,439            21,206,016         37,535,068         (121,174,452)      33,536,225       (1,326,207,485)   (1,950,870,281)         (42,000,318)      (26,456,488)
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------

     Transfers of Annuity Fund Deposits                     15,857,660           17,208,495        40,984,274        195,980,210          52,288,785        32,789,977            49,432,574         34,444,437           96,836,636      148,061,103          168,694,758       977,864,052           26,757,598        41,691,279
     Net Transfers Between Sub-accounts                        576,586           42,112,008        (1,927,855)        77,321,399         157,876,946        10,829,929           138,712,264         77,428,084          (17,657,741)      18,295,872         (319,503,359)     (195,978,719)          24,362,133        48,369,579
     Surrenders                                             (9,796,349)          (5,854,644)      (61,216,888)       (93,364,141)        (33,747,136)      (19,805,822)          (24,927,079)        (7,219,612)         (98,254,137)     (90,064,766)        (274,623,693)     (480,860,576)          (4,983,788)       (1,602,827)
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                      6,637,897           53,465,859       (22,160,469)       179,937,468         176,418,596        23,814,084           163,217,759        104,652,910          (19,075,242)      76,292,209         (425,432,294)      301,024,758           46,135,943        88,458,031
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                      5,719,014           71,575,510      (249,043,714)       (57,861,032)        188,611,083        73,919,523           184,423,775        142,187,977         (140,249,694)     109,828,434       (1,751,639,779)   (1,649,845,523)           4,135,625        62,001,543
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------

NET ASSETS:
     Beginning of Period                                   123,556,909           51,981,399       762,358,068        820,219,100         311,030,594       237,111,071           211,914,783         69,726,806        1,104,293,722      994,465,288        4,082,697,429     5,732,542,952           62,001,543                 -
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
     End of Period                                       $ 129,275,923        $ 123,556,909     $ 513,314,354      $ 762,358,068       $ 499,641,677     $ 311,030,594         $ 396,338,558      $ 211,914,783        $ 964,044,028  $ 1,104,293,722      $ 2,331,057,650   $ 4,082,697,429         $ 66,137,168      $ 62,001,543
                                                  ==========================================  ===================================   ===================================   ======================================   ===================================   ====================================  =====================================
                                                  ==========================================  ===================================   ===================================   ======================================   ===================================   ====================================  =====================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

American Skandia Life Assurance Corporation
Variable Account B - Class 1 Stagecoach

Notes to Financial Statements
December 31, 2001
------------------------------------------------------------------------------------------------------------------------------------

1.   ORGANIZATION

     American Skandia Life Assurance  Corporation  Variable Account B - Class 1 Stagecoach (the "Account") is a separate  investment account of American Skandia Life Assurance  Corporation  ("American Skandia" or "Company").  The Account is registered with the
     Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

     As of December 31, 2001, the Account  consisted of  seventy-eight  sub-accounts.  These financial  statements  report on thirty sub-accounts offered in the American Skandia's Stagecoach Variable Annuity,  Stagecoach Variable Annuity Plus, Stagecoach Extra
     Credit,  Stagecoach  Variable  Annuity  Flex and  Stagecoach  Apex.  Each of the thirty  sub-accounts  invests only in a single corresponding  portfolio of either American Skandia Trust,  Montgomery Variable Series,  Wells Fargo Variable Trust, or INVESCO
     Variable Investment Funds, Inc. (the "Trusts").  American Skandia Investment Services,  Incorporated,  an affiliate of American
     Skandia,  is the investment  manager for American Skandia Trust while Janus Capital  Corporation,  Neuberger Berman  Management
     Incorporated,  Pacific Investment Management Company,  INVESCO Funds Group Inc., American Century Investment Management,  Inc.,
     Marsico Capital Management LLC, Cohen and Steers Capital  Management,  Inc.,  Massachusetts  Financial  Services Company,  Fred
     Alger Management,  Inc., GAMCO Investors, Inc., Pilgrim Baxter & Associates,  Goldman Sachs Asset Management and Deutsche Asset
     Management,  Inc.  are the  sub-advisors.  Montgomery  Asset  Management,  L.P. is the  investment  advisor for the  Montgomery
     Variable  Series.  Wells Fargo Bank N.A. is the  investment  advisor for the Wells Fargo Variable  Trust.  INVESCO Funds Group,
     Inc. is the investment advisor for the INVESCO Variable Investment Funds, Inc.

     The investment advisors are paid fees for their services by the respective Trusts.

     The annuities  described above are distributed by American Skandia Marketing,  Inc., an affiliate of American Skandia,  and are sold exclusively to customers of Wells Fargo Bank, N.A.

     During 2001,  the following  sub-accounts  incurred a name change or sub-advisor  change:  AST Alger Growth merged into AST MFS
     Growth;  AST Alger Mid-Cap Growth merged into AST Alger All-Cap  Growth,  AST Goldman Sachs  Small-Cap Value (formerly AST Lord
     Abbett  Small-Cap  Value),  AST Scudder  Small-Cap Growth  (formerly AST Kemper  Small-Cap  Growth),  AST PBHG Small-Cap Growth
     (formerly  AST Janus  Small-Cap  Growth),  AST  American  Century  International  Growth II merged  into AST  American  Century
     International Growth and AST DeAm Small-Cap Growth (formerly AST Scudder Small-Cap Growth).

2.   VALUATION OF INVESTMENTS

     The fair value of the  investments in the  sub-accounts is based on the net asset values of the Trust shares held at the end of the current  period.  Transactions  are accounted for on the trade date and dividend  income is recognized on an accrual basis.
     Realized gains and losses on sales of

2.   VALUATION OF INVESTMENTS (continued)

     investments are determined on a first-in first-out basis.

3.   ESTIMATES

     The  preparation of financial  statements in conformity  with  accounting  principles  generally  accepted in the United States requires that management make estimates and assumptions  that affect the reported amounts of assets and liabilities at the date of the financial  statements  and the reported  amounts of revenues and expenses  during the reporting  period.  Actual results could differ from those estimates.

4.   INCOME TAXES

     American Skandia does not expect to incur any federal income tax liability on earnings,  or realized capital gains attributable to the Account;  therefore,  no charges for federal income taxes are currently  deducted from the Account.  If American Skandia incurs income taxes attributable to the Account, or determines that such taxes will be incurred,  it may make a charge for such taxes against the Account.
     Under current  laws,  American  Skandia may incur state and local income taxes (in addition to premium tax) in several  states.
     The Company  does not  anticipate  that these taxes will be  significant.  However,  American  Skandia may make  charges to the
     Account in the event that the amount of these taxes changes.

5.   DIVERSIFICATION REQUIREMENTS

     Section 817(h) of the Internal Revenue Code provides that a variable annuity contract,  in order to qualify as an annuity, must have an "adequately  diversified"  segregated  asset account  (including  investments in a mutual fund by the segregated  asset account of the insurance  companies).  If the diversification  requirements under the Internal Revenue Code are not met and the annuity is not treated as an  annuity,  the  taxpayer  will be subject to income tax on the annual  gain in the  contract.  The
     Treasury  Department's  regulations  prescribe the  diversification  requirements for variable annuity  contracts.  The Company believes the underlying mutual fund portfolios have continuously complied with the terms of these regulations.

6.   CONTRACT CHARGES

     The following contract charges are paid to American Skandia, which provides administrative services to the Account:

     Mortality and Expense Risk Charges - Charged daily against the Account at an annual rate of 1.25% of the net assets.

     Administrative  Fees - Charged  daily  against the Account at an annual rate of .15% of the net assets.  An annual  maintenance fee of up to $35 is deducted at the end of each  contract year and on surrender.  The annual  maintenance  fee may be less than
     $35 on certain contracts, and may be waived on some contracts based on their account value.

6.   CONTRACT CHARGES (continued)

     Contingent  Deferred Sales Charges are computed as set forth in the respective  prospectus' of the Stagecoach Variable Annuity, the Stagecoach  Variable Annuity Plus and the Stagecoach Extra Credit Variable Annuity.  There is no Contingent  Deferred Sales
     Charges on the  Stagecoach  Variable  Annuity Flex.  These  charges may be imposed on the full or partial  surrender of certain contracts.  There is no contingent  deferred  sales charge if all premiums were received at least eight complete years prior to the date of the full or partial surrender.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH

NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                         AAF                                   AST-Alger                              AST-Alger                                        AST- American Century                         AST- American Century                        AST- American Century                       AST-Cohen & Steers
                                                        Growth                              All-Cap Growth                             Growth                                  Income & Growth                                      International Growth I                       International Growth II                 Real Estate
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
                                                      Year Ended        Jan. 1 thru           Year Ended         Year Ended          Jan. 1 thru          Year Ended              Year Ended            Year Ended              Year Ended           Year Ended             Jan. 1 thru           Year Ended             Year Ended         Year Ended
                                                    Dec. 31, 2001    Nov. 11, 2000 **        Dec. 31, 2001     Dec. 31, 2000      Feb. 15, 2001 **      Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000         Sep. 24, 2001 **       Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
Units Outstanding Beginning of the Period                          0        20,747,944             28,229,631                -           138,664,577                    -               32,388,202           21,361,995               17,007,352           6,855,601              26,340,548            28,704,924            11,891,188         6,224,365
Units Purchased                                                    0         1,829,435              6,515,621       15,572,565               401,928              659,052                2,662,910            9,503,127                3,854,740           5,938,888                 210,963             1,525,058             1,458,533         1,783,109
Units Transferred Between Sub-accounts                             0       (20,988,624)           102,133,195       14,041,924          (137,235,305)         139,959,589               (5,267,004)           3,489,536               18,553,959           5,040,621             (24,868,122)           (1,589,145)             (205,556)        4,496,188
Units Surrendered                                                  0        (1,588,755)           (11,435,531)      (1,384,858)           (1,831,200)          (1,954,064)              (2,397,830)          (1,966,456)              (1,928,626)           (827,758)             (1,683,389)           (2,300,289)             (875,739)         (612,474)
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
Units Outstanding End of the Period                                -                 0            125,442,916       28,229,631                     -          138,664,577               27,386,278           32,388,202               37,487,425          17,007,352                       -            26,340,548            12,268,426        11,891,188
                                                  =====================================   =====================================  =========================================  ============================================   ==========================================   ===========================================  ======================================
                                                  =====================================   =====================================  =========================================  ============================================   ==========================================   ===========================================  ======================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH

NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                      AST - DeAm                              AST-Gabelli                                  AST - Goldman Sachs                              AST-Invesco                         AST-JanCap                                   AST-Janus                                             AST-Janus
                                                   Small-Cap Growth                         Small-Cap Value                        Small-Cap Value                                         Equity Income                          Growth                                   Mid-Cap Growth                                       Overseas Growth
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
                                                      Year Ended        Year Ended            Year Ended         Year Ended          Year Ended           Year Ended              Year Ended            Year Ended              Year Ended           Year Ended              Year Ended           Year Ended             Year Ended         Year Ended
                                                    Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001     Dec. 31, 2000        Dec. 31, 2001       Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
Units Outstanding Beginning of the Period                 63,621,279        53,349,003             23,298,524       21,340,168            15,193,053            6,597,544               50,171,495           46,660,160               99,250,773          94,850,623               9,426,102                     0            57,327,711        61,117,418
Units Purchased                                            4,092,149        12,668,203              3,698,142        2,636,286             3,347,561            2,903,934                4,464,351            6,485,913                4,811,511          16,634,541               5,347,823             4,549,468               456,292         7,430,557
Units Transferred Between Sub-accounts                      (547,390)        3,826,659             10,853,421          920,717             9,321,807            6,271,107               (1,405,421)           1,073,082              (11,448,417)         (3,643,238)              3,232,113             5,048,195           (13,524,553)       (6,940,931)
Units Surrendered                                         (6,462,246)       (6,222,586)            (2,366,557)      (1,598,647)           (1,641,562)            (579,532)              (4,634,462)          (4,047,660)              (8,497,647)         (8,591,153)               (960,262)             (171,561)           (3,752,032)       (4,279,333)
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
Units Outstanding End of the Period                       60,703,791        63,621,279             35,483,530       23,298,524            26,220,860           15,193,053               48,595,962           50,171,495               84,116,221          99,250,773              17,045,776             9,426,102            40,507,419        57,327,711
                                                  =====================================   =====================================  =========================================  ============================================   ==========================================   ===========================================  ======================================
                                                  =====================================   =====================================  =========================================  ============================================   ==========================================   ===========================================  ======================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH

NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    AST - Marsico                              AST - MFS                                 AST- Neuberger & Berman                      AST- Neuberger & Berman                    AST-PBHG                                   AST - PIMCO                                  AST - PIMCO
                                                    Capital Growth                              Growth                             Mid-Cap Growth                               Mid-Cap Value                                Small-Cap Growth                                     Limited Maturity Bond               Total Return Bond
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
                                                      Year Ended        Year Ended            Year Ended         Year Ended          Year Ended           Year Ended              Year Ended            Year Ended              Year Ended           Year Ended              Year Ended           Year Ended             Year Ended         Year Ended
                                                    Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001     Dec. 31, 2000        Dec. 31, 2001       Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
Units Outstanding Beginning of the Period                 94,627,691        78,684,943              7,515,486          409,467            26,517,850           13,460,525               44,558,699           37,864,586               25,535,093          32,134,969              31,046,956            32,560,943            82,545,240        73,530,507
Units Purchased                                            7,170,213        21,621,804              6,309,440        4,001,534             2,976,459            6,576,802                4,584,279            4,112,369                  241,528           1,691,590               6,855,556             4,573,653            15,056,609        10,867,479
Units Transferred Between Sub-accounts                    (9,008,743)          276,496            115,724,161        3,271,065            (1,796,065)           8,088,785                2,685,173            6,160,891                 (919,484)         (6,280,218)              9,094,823            (2,252,122)           10,639,157         5,273,481
Units Surrendered                                         (6,893,359)       (5,955,552)           (11,832,845)        (166,580)           (1,981,080)          (1,608,262)              (4,529,838)          (3,579,147)              (1,808,315)         (2,011,248)             (4,586,528)           (3,835,518)           (9,212,542)       (7,126,227)
                                                  -------------------------------------   --------------------------------------------------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
                                                  -------------------------------------   --------------------------------------------------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
Units Outstanding End of the Period                       85,895,802        94,627,691            117,716,242        7,515,486            25,717,164           26,517,850               47,298,313           44,558,699               23,048,821          25,535,093              42,410,807            31,046,956            99,028,465        82,545,240
                                                  =====================================   ================================================================================  ============================================   ==========================================   ===========================================  ======================================
                                                  =====================================   ================================================================================  ============================================   ==========================================   ===========================================  ======================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH

NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                       INVESCO                                  INVESCO                              Montgomery                                      WFVT                                          WFVT                                         WFVT                                        WFVT
                                                          VIF Health Sciences               VIF Technology                        Emerging Markets                             Asset Allocation                               Corporate Bond                               Equity Income                                Equity Value
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
                                                      Year Ended        Year Ended            Year Ended         Year Ended          Year Ended           Year Ended              Year Ended            Year Ended              Year Ended           Year Ended              Year Ended           Year Ended             Year Ended         Year Ended
                                                    Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001     Dec. 31, 2000        Dec. 31, 2001       Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
Units Outstanding Beginning of the Period                 19,381,405           786,518             29,491,113        4,622,242            12,899,472           12,060,036               11,237,827           10,783,373                3,634,317           3,758,299                 502,986               136,006             4,442,888         2,826,839
Units Purchased                                            3,114,993         5,378,661              3,765,519       12,017,020               836,538            2,474,507                  586,060            1,426,653                  105,056             195,469                 226,735               208,581               204,622           527,611
Units Transferred Between Sub-accounts                    (3,872,295)       13,821,022             (4,746,368)      14,569,486             1,308,684             (710,436)                (580,938)            (210,988)                (441,674)                 84                 338,967               176,174              (653,658)        1,292,554
Units Surrendered                                         (1,204,962)         (604,796)            (1,857,642)      (1,717,635)             (949,559)            (924,635)                (914,320)            (761,211)                (319,108)           (319,535)                (48,752)              (17,775)             (287,983)         (204,116)
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
Units Outstanding End of the Period                       17,419,141        19,381,405             26,652,622       29,491,113            14,095,135           12,899,472               10,328,629           11,237,827                2,978,591           3,634,317               1,019,937               502,986             3,705,869         4,442,888
                                                  =====================================   =====================================  =========================================  ============================================   ==========================================   ===========================================  ======================================
                                                  =====================================   =====================================  =========================================  ============================================   ==========================================   ===========================================  ======================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH

NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                         WFVT                                    WFVT                                WFVT Large                                      WFVT                                          WFVT
                                                   Growth & Income                        International Equity                     Company Growth                                Money Market                                Small-Cap Growth
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------
                                                      Year Ended        Year Ended            Year Ended         Year Ended          Year Ended           Year Ended              Year Ended            Year Ended              Year Ended           Year Ended
                                                    Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001     Dec. 31, 2000        Dec. 31, 2001       Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------
Units Outstanding Beginning of the Period                  4,373,354         4,625,477                127,257                0             1,563,551              189,740                3,440,514            3,500,017                  902,955             247,735
Units Purchased                                               31,439           166,594                 54,915           77,113               326,722              938,933                1,352,228            2,942,324                   72,461             455,060
Units Transferred Between Sub-accounts                      (266,943)         (118,134)                38,958           50,236               123,679              468,240                4,104,443           (2,103,982)                 (38,789)            237,893
Units Surrendered                                           (354,035)         (300,583)               (15,875)             (92)             (113,514)             (33,362)              (2,945,081)            (897,845)                 (35,972)            (37,733)
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------
Units Outstanding End of the Period                        3,783,815         4,373,354                205,255          127,257             1,900,437            1,563,551                5,952,104            3,440,514                  900,655             902,955
                                                  =====================================   =====================================  =========================================  ============================================   ==========================================
                                                  =====================================   =====================================  =========================================  ============================================   ==========================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

8.  SECURITIES TRANSACTIONS

Purchases and sales of securities, other than short-term securities, for the year ended
December 31, 2001 were as follows:

                                                                                 2001
                                                                       ------------------------------------------------------
                                                                       ------------------------------------------------------
                                                                               Purchases                    Sales
                                                                       ------------------------------------------------------
                                                                       ------------------------------------------------------
            AST - Alger All-Cap Growth Portfolio                                 $ 1,004,532,140               $ 363,301,477
            AST - Alger Growth Portfolio                                               7,135,294               1,336,613,917
            AST - American Century Income & Growth Portfolio                          61,839,317                 128,020,302
            AST - American Century International Growth I Portfolio                  778,469,954                 512,691,701
            AST - American Century International Growth II Portfolio                 179,443,408                 341,676,854
            AST - Cohen & Steers Real Estate Portfolio                               123,591,498                 114,980,006
            AST - DeAm Small-Cap Value Portfolio                                   1,264,025,267               1,181,221,216
            AST - Gabelli Small-Cap Value Portfolio                                  503,562,874                 310,923,998
            AST - Goldman Sachs Small-Cap Value Portfolio                            332,912,280                 166,701,211
            AST - Invesco Equity Income Portfolio                                    398,152,735                 397,570,892
            AST - JanCap Growth Portfolio                                            957,596,313               1,426,103,787
            AST - Janus Mid-Cap Growth Portfolio                                     140,144,804                  94,920,593
            AST - Janus Overseas Growth Portfolio                                    504,953,618                 512,920,457
            AST - Marsico Capital Growth Portfolio                                   551,589,020                 660,840,721
            AST - MFS Growth Portfolio                                             1,466,371,299                 362,076,161
            AST - Neuberger & Berman Mid-Cap Growth Portfolio                        751,199,462                 680,304,762
            AST - Neuberger & Berman Mid-Cap Value Portfolio                         493,502,716                 392,979,138
            AST - PBHG Small-Cap Growth Portfolio                                    205,143,647                 179,100,179
            AST - PIMCO Limited Maturity Bond Portfolio                              520,799,649                 353,612,738
            AST - PIMCO Total Return Bond Portfolio                                  858,320,788                 563,308,357
            INVESCO - VIF Health Sciences Fund                                       246,634,265                 270,340,600
            INVESCO - VIF Technology Fund                                            297,992,401                 313,609,687
            Montgomery - Emerging Markets Portfolio                                  115,936,768                 108,725,536
            WFVT - Asset Allocation Fund                                              16,571,013                  28,281,735
            WFVT - Corporate Bond Fund                                                 5,845,410                  11,436,051
            WFVT - Equity Income Fund                                                  9,749,589                   4,545,697
            WFVT - Equity Value Fund                                                  30,724,779                  36,813,647
            WFVT - Growth & Income Fund                                               11,871,545                  18,425,508
            WFVT - International Equity Fund                                           1,149,633                     506,179
            WFVT - Large Company Growth Fund                                           5,101,767                   1,688,775
            WFVT - Money Market Fund                                                  57,405,658                  24,176,975
            WFVT - Small-Cap Growth Fund                                               1,509,716                   1,552,888

                                                                       ------------------------------------------------------
                                                                       ------------------------------------------------------
                                                                                $ 11,903,778,630            $ 10,899,971,745
                                                                       ======================================================
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH
NOTES TO FINANCIAL STATEMENTS (continued)

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

                                         # Of Units Outstanding                                       Net Asset Value                              Net               Expense         Investment              Total
                                         ----------------------                                       ---------------
Fund Name                                     Dec. 31, 2001                 Dec. 31, 2000                  Lowest           Highest              Assets               Ratio         Income Ratio*           Return*
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
American Skandia Trust (AST):
Alger All-Cap Growth                                            125,442,916               28,229,631             $ 4.59           $ 7.00           $ 695,157,974           1.25%                   -        -17.84%
Alger Growth 1                                                                     -     138,664,577               9.19            10.17                       -               -               0.56%         0.16%
American Century Income & Growth                                  27,386,278              32,388,202              10.00            13.46             352,096,097           1.25%               0.74%        -9.79%
Amercian Century International Growth I                           37,487,425              17,007,352              10.74            17.98             481,587,232           1.25%               0.41%        -28.24%
American Century International Growth II 2                                         -      26,340,548               5.94            12.28                       -               -               0.93%        -26.27%
Cohen & Steers Real Estate                                        12,268,426              11,891,188               9.20            10.71             129,275,923           1.25%               3.06%         1.41%
DeAm Small-Cap Growth                                             60,703,791              63,621,279               5.69            11.85             513,314,354           1.25%                   -        -29.43%
Gabelli Small-Cap Value                                           35,483,530              23,298,524              10.86            13.79             499,641,677           1.25%               0.48%         5.48%
Goldman Sachs Small-Cap Value                                     26,220,860              15,193,053              12.75            15.68             396,338,558           1.25%                   -         8.37%
Invesco Equity Income                                             48,595,962              50,171,495              13.67            17.99             964,044,028           1.25%               2.30%        -9.87%
JanCap Growth                                                     84,116,221              99,250,773              19.36            38.54           2,331,057,650           1.25%                   -        -32.63%
Janus Mid-Cap Growth                                              17,045,776               9,426,102               3.31             7.85              66,137,168           1.25%               0.08%        -41.01%
Janus Overseas Growth                                             40,507,419              57,327,711               8.48            19.71             548,295,456           1.25%               6.01%        -24.62%
Marsico Capital Growth                                            85,895,802              94,627,691              11.53            18.26           1,180,585,665           1.25%                   -        -22.81%
MFS Growth                                                      117,716,242                7,515,486               6.70            10.79             943,892,034           1.25%              0.003%        -22.78%
Neuberger & Berman Mid-Cap Growth                                 25,717,164              26,517,850              10.57            22.61             487,415,278           1.25%                   -        -26.83%
Neuberger & Berman Mid-Cap Value                                  47,298,313              44,558,699              13.08            16.62             953,653,982           1.25%               0.14%        -4.39%
PBHG Small-Cap Growth                                             23,048,821              25,535,093              11.87            22.48             457,181,229           1.25%                   -        -7.78%
Pimco Limited Maturity Bond                                       42,410,807              31,046,956              10.65            11.39             577,333,950           1.25%               4.57%         6.46%
Pimco Total Return Bond                                           99,028,465              82,545,240              11.15            12.27           1,530,902,033           1.25%               4.73%         7.34%
INVESCO Variable Investment Funds:
VIF Health Sciences Fund                                          17,419,141              19,381,405              14.84            20.24             219,115,896           1.25%               0.33%        -13.81%
VIF Technology Fund                                               26,652,622              29,491,113              10.74            32.11             177,600,254           1.25%                   -        -39.68%
Montgomery Variable Series:
Emerging Markets                                                  14,095,135              12,899,472               5.57             8.64              91,629,764           1.25%                   -        -8.26%
Wells Fargo Variable Trust (WFVT):
Asset Allocation                                                  10,328,629              11,237,827              10.99            14.26             209,488,644           1.25%               1.58%        -8.26%
Corporate Bond                                                      2,978,591              3,634,317              10.11            10.56              34,087,060           1.25%               6.19%         5.91%
Equity Income                                                       1,019,937                502,986              13.37            17.33               9,556,312           1.25%               1.05%        -6.74%
Equity Value                                                        3,705,869              4,442,888               7.70            10.07              32,706,250           1.25%               0.59%        -7.70%
Growth & Income                                                     3,783,815              4,373,354              11.83            19.44              71,244,836           1.25%               0.01%        -20.34%
International Equity                                                   205,255               127,257               6.31             9.18               1,512,122           1.25%               0.02%        -17.27%
Large Company Growth                                                1,900,437              1,563,551               7.41            12.32              17,413,941           1.25%                   -        -21.99%
Money Market                                                        5,952,104                440,514               1.00             1.00              76,417,357           1.25%               3.53%         2.28%
Small-Cap Growth                                                       900,655               902,955               5.67            10.66               8,450,150           1.25%                   -        -25.44%

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

Footnotes:
----------
1 - Alger Growth merged into MFS Growth as of 2/16/01.
2 - American Century International Growth II merged into American Century International Growth on 9/24/01

* Annualized

Wells Apex

                                                               PART C

                                                         OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a)      All financial statements are included in Parts A & B of this Registration Statement.

(b)      Exhibits are attached as indicated.

         (1)      Copy of the resolution of the board of directors of Depositor  authorizing the establishment of the Registrant for
                  Separate  Account B filed via EDGAR with  Post-Effective  Amendment No. 6 to Registration  Statement No. 33-87010,
                  filed March 2, 1998.

         (2)      Not applicable.  American Skandia Life Assurance Corporation maintains custody of all assets.

         (3)      (a)      Form of revised Principal  Underwriting Agreement between American Skandia Life Assurance Corporation and
                           American Skandia Marketing,  Incorporated,  formerly known as Skandia Life Equity Sales Corporation filed via EDGAR with  Post-Effective  Amendment No. 6 to Registration  Statement No.  33-87010,  filed March 2,
                           1998.

                  (b)      Form of Revised Dealer  Agreement  filed via EDGAR with  Post-Effective  Amendment No. 7 to  Registration
                           Statement No. 33-87010, filed April 24, 1998.

         (4)      (a)      Copy of the Form of Annuity :
                           (1)      Group Contract filed via EDGAR with Pre-Effective  Amendment No. 1 to Registration Statement No.
                                    333-49478, filed February 14, 2001.
                           (2)      Individual  Contract  without  fixed  filed  via EDGAR  with  Pre-Effective  Amendment  No. 1 to
                                    Registration Statement No. 333-49478, filed February 14, 2001.
                           (3)      Individual  Contract  filed  via  EDGAR  with  Pre-Effective  Amendment  No.  1 to  Registration
                                    Statement No. 333-49478, filed February 14, 2001.

(b)      Copy of Guaranteed Minimum Death Benefit  Endorsement filed via EDGAR with  Post-Effective  Amendment No. 8 to Registration
                           Statement No. 33-87010, filed April 26, 1999.

                  (c)      Copy of  percent  Death  Benefit  Endorsement  filed  via EDGAR  with  Pre-Effective  Amendment  No. 1 to
                           Registration Statement No. 333-49478, filed March 14, 2001.

         (5)      A copy of the  application  form used with the  Annuity  filed via EDGAR with  Post-Effective  Amendment  No. 6 to
                  Registration Statement No. 33-87010, filed March 2, 1998.

         (6)      (a)      Copy of the certificate of incorporation of American Skandia Life Assurance  Corporation  filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

                  (b)      Copy of the By-Laws of American Skandia Life Assurance  Corporation  filed via EDGAR with  Post-Effective
                           Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (7)      Annuity Reinsurance Agreements between Depositor and:                          Not applicable

         (8)      Agreements between Depositor and:

                  (a)      American Skandia Trust filed via EDGAR with Post-Effective  Amendment No. 4 to Registration Statement No.
                           33-87010,  filed February 25, 1997 (At such time, what later became  American  Skandia Trust was known as the Henderson Global Asset Trust).

                  (b)      Life & Annuity Trust Agreement (previously filed in Post-Effective Amendment No. 1 to Registration Statement No. 33-71118, filed February 17, 1995).
                           FILED VIA EDGAR with Post-Effective  Amendment No. 4 to this Registration  Statement No. 33-59993,  filed
                           April 27, 1998.

(c)      The Montgomery Funds III filed via EDGAR in the Initial  Registration  Statement to Registration  Statement No.  333-08853,
                           filed July 25, 1996.

(d)      INVESCO Variable Investment Funds, Inc. filed via EDGAR with Post-Effective  Amendment No. 9 to Registration  Statement No.
                           33-87010, filed April 26, 2000.

         (9)      Opinion and Consent of Counsel                                                                    FILED HEREWITH

         (10)     Consent of Ernst & Young LLP                                                                      FILED HEREWITH

         (11)     Not applicable.

         (12)     Not applicable.

         (13)     Calculation of Performance  Information  for  Advertisement  of  Performance  filed via EDGAR with  Post-effective
                  Amendment No. 12 to Registration Statement No. 33-44436, filed April 29, 1996.

(14)     Financial Data Schedule

Item 25.  Directors and Officers of the Depositor:  The Directors and Officers of the Depositor are:

Name and Principal Business Address                                    Position and Offices with Depositor
-----------------------------------                                    -----------------------------------

Patricia J. Abram                                                      Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert W. Brinkman                                                     Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl A. Cavaliere                                                      Vice President, Corporate Treasurer and
American Skandia Life Assurance Corporation                            Business Controller
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                    Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                     Senior Vice President, Chief Operating Officer and
American Skandia Life Assurance Corporation                            Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                         President and Chief Executive Officer
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                   Executive Vice President,
American Skandia Life Assurance Corporation                            Chief Financial Officer, and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Michael A. Murray                                                      Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert G. Whitcher                                                     Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk P. Wickman                                                        Senior Vice President and General Counsel
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Brett M. Winson                                                        Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Item 26.  Persons  Controlled  by or Under Common  Control with the  Depositor or  Registrant:  The  Depositor  does not directly or indirectly control any person.  The following persons are under common control with the Depositor by American Skandia, Inc.:

         (1)      American  Skandia  Information  Services and  Technology  Corporation  ("ASIST"):  The  organization  is a general
                  --------------------------------------------------------------------------------
                  business  corporation  organized  in the State of Delaware.  Its primary  purpose is to provide  various  types of business services to American Skandia,  Inc. and all of its subsidiaries  including computer systems  acquisition, development and maintenance,  human resources  acquisition,  development and management,  accounting and financial reporting services and general office services.

         (2)      American Skandia  Marketing,  Incorporated  ("ASM,  Inc."):  The  organization is a general  business  corporation
                  -----------------------------------------------------------
                  organized  in the State of  Delaware.  It was formed  primarily  for the purpose of acting as a  broker-dealer  in securities.  It acts as the principal  "underwriter" of annuity contracts deemed to be securities,  as required by the  Securities  and Exchange  Commission,  which  insurance  policies  are to be issued by American  Skandia Life
                  Assurance  Corporation.  It provides  securities  law  supervisory  services in relation to the marketing of those products of American  Skandia  Life  Assurance  Corporation  registered  as  securities.  It also may provide such services in relation to  marketing of certain  public  mutual  funds.  It also has the power to carry on a general financial,  securities,  distribution,  advisory,  or investment  advisory business;  to act as a general agent or broker  for  insurance  companies  and to render  advisory,  managerial,  research  and  consulting  services  for maintaining and improving managerial efficiency and operation.

         (3)      American Skandia Investment Services,  Incorporated ("ASISI"):  The organization is a general business corporation
                  --------------------------------------------------------------
                  organized  in the state of  Connecticut.  The  organization  is  authorized  to  provide  investment  service  and investment  management advice in connection with the purchasing,  selling,  holding or exchanging of securities or other assets to insurance companies,  insurance-related  companies,  mutual funds or business trusts. It's primary role is expected to be as investment manager for certain mutual funds [to be made available  primarily through the variable insurance products of American Skandia Life Assurance Corporation.]

         (4)      Skandia Vida: This  subsidiary of American  Skandia Life Assurance  Corporation was organized in March,  1995, and
                  ------------
                  began  operations in July,  1995. It offers  investment  oriented life  insurance  designed for long-term  savings products through independent banks and brokers in Mexico.

Item 27.  Number of Contract Owners:   As of December 31, 2001, there were 2 owners of Annuities.

Item 28.  Indemnification:  Under Section 33-320a of the Connecticut  General  Statutes,  the Depositor must indemnify a director or officer against judgments,  fines,  penalties,  amounts paid in settlement and reasonable  expenses  including  attorneys' fees, for actions  brought or  threatened  to be brought  against  him in his  capacity as a director or officer  when  certain  disinterested parties  determine  that he  acted  in good  faith  and in a manner  he  reasonably  believed  to be in the  best  interests  of the
Depositor.  In any criminal  action or proceeding,  it also must be determined that the director or officer had no reason to believe his conduct was  unlawful.  The director or officer must also be  indemnified  when he is successful on the merits in the defense of a proceeding or in  circumstances  where a court  determines that he is fairly and reasonable  entitled to be  indemnified,  and the court approves the amount.  In shareholder  derivative  suits, the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must determine that he is fairly and  reasonably  entitled to be indemnified  and must approve the amount.  In a claim based upon the  director's or officer's  purchase or sale of the  Registrants'  securities,  the director or officer may obtain  indemnification  only if a court determines that, in view of all the circumstances,  he is fairly and reasonably entitled to be indemnified  and then for such amount as the court shall  determine.  The By-Laws of American  Skandia Life Assurance
Corporation ("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors and officers of ASLAC and ASM, Inc. can also be  indemnified  pursuant to indemnity  agreements  between each director and officer and  American  Skandia,  Inc.,  a  corporation  organized  under the laws of the state of Delaware.  The  provisions  of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The directors and officers of ASLAC and ASM, Inc. are covered under a directors and officers  liability  insurance  policy issued by an unaffiliated  insurance  company to Skandia  Insurance  Company Ltd., their ultimate parent.  Such policy will reimburse ASLAC or
ASM,  Inc., as  applicable,  for any payments that it shall make to directors and officers  pursuant to law and,  subject to certain exclusions  contained in the policy,  will pay any other costs,  charges and expenses,  settlements  and judgments  arising from any proceeding involving any director or officer of ASLAC or ASM, Inc., as applicable, in his or her past or present capacity as such.

Registrant hereby undertakes as follows:  Insofar as indemnification  for liabilities  arising under the Securities Act of 1933 (the
"Act") may be permitted to directors,  officers and  controlling  persons of Registrant  pursuant to the  foregoing  provisions,  or otherwise,  Registrant  has been advised that in the opinion of the  Securities  and Exchange  Commission  such  indemnification  is against  public  policy as expressed in the Act and,  therefore,  is  unenforceable.  In the event that a claim for  indemnification against such liabilities  (other than the payment by Registrant of expenses  incurred or paid by a director,  officer or controlling person of  Registrant  in the  successful  defense of any action,  suit or  proceeding)  is asserted  by such  director,  officer or controlling  person in connection with the securities  being  registered,  unless in the opinion of Registrant's  counsel the matter has been settled by controlling precedent,  Registrant will submit to a court of appropriate  jurisdiction the question whether such indemnification  by it is against  public  policy as  expressed  in the Act and will be governed by the final  adjudication  of such issue.

Item 29.  Principal Underwriters:

(a)      At present, ASM, Inc. acts as principal underwriter only for annuities to be issued by ASLAC.

(b)      Directors and officers of ASM, Inc.

Name and Principal Business Address                                   Position and Offices with Underwriter
-----------------------------------                                   -------------------------------------

Patricia J. Abram                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lori Allen                                                                      Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hollie Briggs                                                                   Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Brinkman                                                                 Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl A. Cavaliere                                                               Vice President, Corporate Treasurer and
American Skandia Life Assurance Corporation                                     Business Controller
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                             Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lucinda C. Ciccarello                                                           Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                              Senior Vice President, Chief Operating
American Skandia Life Assurance Corporation                                     Officer and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy S. Cronin                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                                  President and Chief Executive Officer
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lisa Foote                                                                      Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Jacob Herchler                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                            Executive Vice President,
American Skandia Life Assurance Corporation                                     Chief Financial Officer, and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Michael A. Murray                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl E. Oberholtzer                                                             Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Polly Rae                                                                       Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Rebecca Ray                                                                     Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy D. Rogers                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hayward L. Sawyer                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Guy Sullivan                                                                    Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Amanda C. Sutyak                                                                Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert G. Whitcher                                                              Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk P. Wickman                                                                 Senior Vice President and
American Skandia Life Assurance Corporation                                     General Counsel
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Item 30.  Location of Accounts  and  Records:  Accounts  and records are  maintained  by ASLAC at its  principal  office in Shelton,
Connecticut.

Item 31.  Management Services:  None

Item 32.  Undertakings:

(a)      Registrant  hereby  undertakes  to file a  post-effective  amendment to this  Registration  Statement as  frequently  as is necessary to ensure that the audited  financial  statements in the Registration  Statement are never more than 16 months old so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b)      Registrant  hereby  undertakes to include either (1) as part of any  enrollment  form or application to purchase a contract offered by the  prospectus,  a space that an applicant or enrollee can check to request a Statement of  Additional  Information,  or
(2) a post card or similar  written  communication  affixed to or included in the  prospectus  that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant hereby undertakes to deliver any Statement of Additional  Information and any financial  statements  required to be made available under this form promptly upon written or oral request.

(d)      American Skandia Life Assurance  Corporation  ("Depositor") hereby represents that the aggregate fees and charges under the annuity contracts are reasonable in relation to the services rendered,  the expenses expected to be incurred,  and the risks assumed by the  Depositor.  Depositor  bases its  representation  on its  assessment of all of the facts and  circumstances,  including such relevant  factors as: the nature and extent of such  services,  expenses and risks;  the need for  Depositor  to earn a profit;  the degree to which the contracts include innovative  features;  and the regulatory  standards for exemptive relief under the Investment
Company  Act of 1940 used prior to October  1996,  including  the range of industry  practice.  This  representation  applies to all
Contracts sold pursuant to this Registration  Statement,  including those sold on the terms specifically described in the prospectus contained  herein,  or any variations  therein,  based on supplements,  endorsements,  or riders to any Contracts or prospectus,  or otherwise.

(e)      With respect to the  restrictions  on withdrawals for Texas Optional  Retirement  Programs and Section 403(b) plans, we are relying  upon:  1) a no-action  letter dated  November 28, 1988 from the staff of the  Securities  and  Exchange  Commission  to the
American  Council of Life Insurance with respect to annuities  issued under Section  403(b) of the code, the  requirements  of which have been  complied  with by us; and 2) Rule 6c-7 under the 1940 Act with  respect to  annuities  made  available  through the Texas
Optional Retirement Program, the requirements of which have been complied with by us.

                                                              EXHIBITS

As noted in Item 24(b), various exhibits are incorporated by reference or are not applicable.  The exhibits included are as follows:

No. 9         Opinion and Consent of Counsel         FILED HEREWITH

No. 10        Consent of Ernst & Young LLP           FILED HEREWITH

                                                              SIGNATURES

         As required by the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant  certifies that it meets the requirements  of Securities  Act Rule 485(b) for  effectiveness  of the  Registration  Statement and has duly caused this  Registration
Statement to be signed on its behalf, in the Town of Shelton and State of Connecticut, on this  26th_ day of April, 2002.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                        (CLASS 1 SUB-ACCOUNTS)
                                                              Registrant

                                            By: American Skandia Life Assurance Corporation
                                            -----------------------------------------------

By:  /s/ Kathleen A. Chapman                                                Attest:  /s/ Scott K. Richardson
Kathleen A. Chapman, Corporate Secretary                                               Scott K. Richardson

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                               Depositor

By:  /s/ Kathleen A. Chapman                                                Attest:  /s/ Scott K. Richardson
Kathleen A. Chapman, Corporate Secretary                                               Scott K. Richardson

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
              ---------                            -----                                       ----
                                                     (Principal Executive Officer)

          Wade A. Dokken**         President and Chief Executive Officer                  April 26, 2002
          ----------------
           Wade A. Dokken

                                     (Principal Financial Officer and Principal Accounting Officer)

  /s/ Carl A. Cavaliere            Vice President, Corporate Treasurer                    April 26, 2002
  Carl A. Cavaliere                and  Business Controller

  /s/ Thomas M. Mazzaferro         Executive Vice President,                              April 26, 2002
  Thomas M. Mazzaferro             Chief Financial Officer

                                                          (Board of Directors)

      Lincoln R. Collins*                          Thomas M. Mazzaferro*               Robert G. Whitcher***
      -------------------                          --------------------                ---------------------
      Lincoln R. Collins                            Thomas M. Mazzaferro                Robert G. Whitcher

                                    *By:  /s/ Kathleen A. Chapman
                                          -----------------------------
                                            Kathleen A. Chapman

     *Pursuant to Powers of Attorney previously filed with Post-Effective Amendment No. 1 to Registration Statement No. 333-53596.
          **Pursuant to Power of Attorney filed with Post-Effective Amendment No. 6 to Registration Statement No. 333-38119.
          ***Pursuant to Power of Attorney filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-68714.